Label	Element	Value
Pacer Trendpilot US Large Cap ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Pacer Trendpilot US Large Cap ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The Pacer Trendpilot US Large Cap ETF (the “Fund”) is an exchange traded fund (“ETF”) that seeks to track the total return performance, before fees and expenses, of the Pacer Trendpilot US Large Cap Index (the “Index”).

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal year ended April 30, 2024, the Fund’s portfolio turnover rate was 51% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	51.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund employs a “passive management” (or indexing) investment approach designed to track the total return performance, before fees and expenses, of the Index. The Index is based on a proprietary methodology developed and maintained by Index Design Group (the “Index Provider”), an affiliate of Pacer Advisors, Inc., the Fund’s investment adviser (the “Adviser”).
The Index
The Index uses an objective, rules-based methodology to implement a systematic trend-following strategy that directs exposure (i) 100% to the S&P 500® Index (the “S&P 500”), (ii) 50% to the S&P 500 and 50% to 3-Month US Treasury bills, or (iii) 100% to 3-Month US Treasury bills, depending on the relative performance of the S&P 500 and its 200-business day historical simple moving average (the “200-day moving average”). The calculation of the 200-day moving average for the S&P 500 is based on the total return version of the S&P 500 and reflects the reinvestment of dividends paid by the securities in the S&P 500. The Index is expected to be predominantly invested in the components of the S&P 500 over most short- and long-term periods and is only expected to invest in 3-Month US Treasury bills from time to time in response to adverse market conditions as defined by the “50/50 Indicator” and “T-Bill Indicator” below. The S&P 500 consists of approximately 500 leading U.S.-listed companies representing approximately 80% of the U.S. equity market capitalization.
The Index, and consequently the Fund, may stay in any of its three possible positions for an extended period of time. As described below, the Index will change its position based on the following indicators, and each change will become effective at the close of business on the first business day after the indicator for the change is triggered. The Index will be in a new position effective on the second business day.
Equity Indicator. When the S&P 500 closes above its 200-day moving average for five consecutive business days (the “Equity Indicator”), the exposure of the Index will be 100% to the S&P 500, effective at the close of business on the first business day following the date of the Equity Indicator. The Index will be in a new position effective on the second business day.
Once the Equity Indicator has been triggered, the exposure of the Index will next change to either be 50% to the S&P 500 and 50% to 3-Month US Treasury bills if the 50/50 Indicator (described below) is triggered or 100% to 3-Month US Treasury bills if both the 50/50 Indicator and the T-Bill Indicator (described below) are triggered simultaneously, effective at the close of business on the first business day following the date of the indicator(s). The Index will be in a new position effective on the second business day.
50/50 Indicator. When the S&P 500 closes below its 200-day moving average for five consecutive business days (the “50/50 Indicator”), the exposure of the Index will be 50% to the S&P 500 and 50% to 3-Month US Treasury bills, effective at the close of business on the first business day following the date of the 50/50 Indicator. The Index will be in a new position effective on the second business day. Following the effectiveness of the 50/50 Indicator, the exposure of the Index may be greater than or less than 50% with respect to the S&P 500 and 3-Month US Treasury bills depending on their respective performance until either the Equity Indicator or T-Bill Indicator (described below) is triggered.
Once the 50/50 Indicator has been triggered, the exposure of the Index will next change to either be 100% to the S&P 500 if the Equity Indicator is triggered or 100% to 3-Month US Treasury bills if the T-Bill Indicator (described below) is triggered, effective at the close of business on the first business day following the date of the indicator. The Index will be in a new position effective on the second business day.
T-Bill Indicator. When the S&P 500’s 200-day moving average closes lower than its value from five business days earlier (the “T-Bill Indicator”) and the 50/50 Indicator has been triggered, the exposure of the Index will be 100% to 3-Month US Treasury bills, effective at the close of business on the first business day following the date of the T-Bill Indicator. The Index will be in a new position effective on the second business day.
For example, if today is Wednesday and the S&P 500’s 200-day moving average closes lower than it did on the fifth preceding business day (Wednesday of the preceding week), the T-Bill Indicator is triggered. Unlike the operation of the Equity Indicator and 50/50 Indicator, the closing values on the days in between today and the fifth preceding business day do not affect whether the T-Bill Indicator has been triggered; rather, the T-Bill Indicator simply compares today’s closing value to the closing value five business days earlier. However, the Index will not move directly from 100% exposure to the S&P 500 to 100% exposure to 3-Month US Treasury bills unless the 50/50 Indicator was simultaneously triggered following the most recent triggering of the Equity Indicator.
Once the T-Bill Indicator has been triggered, the exposure of the Index will next change to be 100% to the S&P 500 if the Equity Indicator is triggered, effective at the close of business on the first business day following the date of the indicator. The Index will be in a new position effective on the second business day. Once the T-Bill Indicator has been triggered, the Index will not return to its 50/50 position unless the Equity Indicator is first triggered, followed by the 50/50 Indicator being triggered.
The Index aims to mitigate, to some extent, the volatility of the S&P 500 by tracking 3-Month US Treasury bills (instead of the S&P 500) when the S&P 500 is in a negative trend.
Special Indicator. In the event the S&P 500 closes 20% above or 20% below its 200-day moving average, the Index will change exposures effective at the end of the following business day to be 50% to the S&P 500 and 50% to 3-Month US Treasury bills. This new exposure will continue until the Equity Indicator, 50/50 Indicator, or T-Bill Indicator is triggered.
The Fund’s Investment Strategy
Under normal circumstances, at least 80% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index. The Adviser expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better.
The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it will invest in all of the component securities of the Index in the same approximate proportion as in the Index.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, at least 80% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the Fund. The bar chart shows the Fund’s performance (based on NAV) for calendar years ended December 31. The table shows how the Fund’s average annual returns for the one year, five year, and since inception periods compared with those of the Index and a broad measure of market performance. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.PacerETFs.com or by calling the Fund toll-free at 1-800-617-0004.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-617-0004
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.PacerETFs.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Return as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
For the year-to-date period ended June 30, 2024, the Fund’s total return was 14.92%. During the period of time shown in the bar chart, the Fund’s highest return for a calendar quarter was 11.96% (quarter ended December 31, 2020) and the Fund’s lowest return for a calendar quarter was -19.33% (quarter ended March 31, 2020).

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date period ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	14.92%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.96%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.33%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns(for the periods ended December 31, 2023)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
Pacer Trendpilot US Large Cap ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	You can lose money on your investment in the Fund.
Pacer Trendpilot US Large Cap ETF | Calculation Methodology Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Calculation Methodology Risk. The Index relies directly or indirectly on various sources of information to assess the criteria of issuers included in the Index, including information that may be based on assumptions and estimates. Neither the Fund, the Index Provider, or the Adviser can offer assurances that the Index’s calculation methodology or sources of information will provide an accurate assessment of included components or a correct valuation of securities, nor can they guarantee the availability or timeliness of the production of the Index.
Pacer Trendpilot US Large Cap ETF | Equity Market Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.
Pacer Trendpilot US Large Cap ETF | ETF Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	ETF Risks. The Fund is an ETF and, as a result of an ETF’s structure, is exposed to the following risks:
◦Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.
◦Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant. Shares of the Fund will be bought and sold in the secondary market at market prices.
◦Trading. Although shares of the Fund are listed for trading on a national securities exchange, such as Cboe BZX Exchange, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund, and this could lead to differences between the market price of the shares of the Fund and the underlying value of those shares.

Pacer Trendpilot US Large Cap ETF | ETF Risks, Authorized Participants ("AP"), Market Makers, And Liquidity Providers Concentration Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
Pacer Trendpilot US Large Cap ETF | ETF Risks, Costs Of Buying Or Selling Shares Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.
Pacer Trendpilot US Large Cap ETF | ETF Risks, Shares Of The Fund May Trade At Prices Other Than NAV Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant. Shares of the Fund will be bought and sold in the secondary market at market prices.
Pacer Trendpilot US Large Cap ETF | ETF Risks, Trading Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Trading. Although shares of the Fund are listed for trading on a national securities exchange, such as Cboe BZX Exchange, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund, and this could lead to differences between the market price of the shares of the Fund and the underlying value of those shares.

Pacer Trendpilot US Large Cap ETF | Fixed Income Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Fixed Income Risk. Generally, the value of fixed income securities will change inversely with changes in interest rates. As interest rates rise, the market value of fixed income securities tends to decrease. Conversely, as interest rates fall, the market value of fixed income securities tends to increase. This risk will be greater for long-term securities than for short-term securities. In recent periods, governmental financial regulators, including the U.S. Federal Reserve, have taken steps to increase interest rates. Changes in government intervention may have adverse effects on investments, volatility, and the liquidity of debt markets.
Pacer Trendpilot US Large Cap ETF | Government Obligations Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Government Obligations Risk. The Fund may invest in securities issued by the U.S. government. There can be no guarantee that the United States will be able to meet its payment obligations with respect to such securities. Additionally, market prices and yields of securities supported by the full faith and credit of the U.S. government may decline or be negative for short or long periods of time.
Pacer Trendpilot US Large Cap ETF | Large-Capitalization Investing Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Large-Capitalization Investing Risk. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of large-capitalization companies underperform securities of smaller-capitalization companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.
Pacer Trendpilot US Large Cap ETF | Passive Investment Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Passive Investment Risk. The Fund is not actively managed and the Adviser would not sell a security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Index or the selling of shares of that security is otherwise required upon a reconstitution of the Index in accordance with the Index methodology. The Fund invests in securities included in the Index regardless of their investment merits. Other than in response to one of the triggers set forth above in accordance with the Index methodology, the Fund does not take defensive positions under any market conditions, including conditions that are adverse to the performance of the Fund.
Pacer Trendpilot US Large Cap ETF | Tracking Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Tracking Risk. The Fund’s return may not track the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index. In addition, when the Fund uses a representative sampling approach, the Fund may not be as well correlated with the return of the Index as when the Fund purchases all of the securities in the Index in the proportions in which they are represented in the Index.
Pacer Trendpilot US Large Cap ETF | Trend Lag Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Trend Lag Risk. At least six consecutive trading days will elapse after the S&P 500 first drops below its historical 200-day simple moving average (or conversely, first moves above such average) before the Index will switch from tracking the S&P 500 to 3-Month US Treasury bills (or conversely, from 3-Month US Treasury bills to the S&P 500). As a result, if the S&P 500 is in an overall positive trend, the Index and consequently the Fund may be adversely affected by a downward trend and/or volatility in the S&P 500 for up to six consecutive trading days (or conversely, if the S&P 500 is in an overall negative trend, the Index and consequently the Fund may not benefit from an upward trend and/or volatility in the S&P 500 for up to six consecutive trading days). Accordingly, the methodology employed by the Index does not eliminate exposure to downward trends and/or volatility in the S&P 500 and does not provide immediate exposure to upward trends and/or volatility in the S&P 500.
Pacer Trendpilot US Large Cap ETF | Pacer Trendpilot US Large Cap Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	Pacer Trendpilot US Large Cap Index(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	17.43%
5 Years	rr_AverageAnnualReturnYear05	10.32%
Since Inception	rr_AverageAnnualReturnSinceInception	8.37%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 11, 2015
Pacer Trendpilot US Large Cap ETF | S&P 1200 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	S&P 1200 Index(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	23.38%
5 Years	rr_AverageAnnualReturnYear05	13.07%
Since Inception	rr_AverageAnnualReturnSinceInception	9.38%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 11, 2015
Pacer Trendpilot US Large Cap ETF | S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	S&P 500® Index(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	26.29%
5 Years	rr_AverageAnnualReturnYear05	15.69%
Since Inception	rr_AverageAnnualReturnSinceInception	12.06%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 11, 2015
Pacer Trendpilot US Large Cap ETF | Pacer Trendpilot US Large Cap ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PTLC
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.60%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 61
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	192
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	335
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 750
Annual Return 2016	rr_AnnualReturn2016	4.57%
Annual Return 2017	rr_AnnualReturn2017	21.01%
Annual Return 2018	rr_AnnualReturn2018	1.67%
Annual Return 2019	rr_AnnualReturn2019	17.67%
Annual Return 2020	rr_AnnualReturn2020	(1.16%)
Annual Return 2021	rr_AnnualReturn2021	27.91%
Annual Return 2022	rr_AnnualReturn2022	(8.60%)
Annual Return 2023	rr_AnnualReturn2023	16.75%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	16.75%
5 Years	rr_AverageAnnualReturnYear05	9.68%
Since Inception	rr_AverageAnnualReturnSinceInception	7.72%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 11, 2015
Pacer Trendpilot US Large Cap ETF | Pacer Trendpilot US Large Cap ETF | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	16.36%
5 Years	rr_AverageAnnualReturnYear05	9.35%
Since Inception	rr_AverageAnnualReturnSinceInception	7.43%
Pacer Trendpilot US Large Cap ETF | Pacer Trendpilot US Large Cap ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	10.08%
5 Years	rr_AverageAnnualReturnYear05	7.59%
Since Inception	rr_AverageAnnualReturnSinceInception	6.15%
Pacer Trendpilot US Mid Cap ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Pacer Trendpilot US Mid Cap ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The Pacer Trendpilot US Mid Cap ETF (the “Fund”) is an exchange traded fund (“ETF”) that seeks to track the total return performance, before fees and expenses, of the Pacer Trendpilot US Mid Cap Index (the “Index”).

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal year ended April 30, 2024, the Fund’s portfolio turnover rate was 262% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	262.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund employs a “passive management” (or indexing) investment approach designed to track the total return performance, before fees and expenses, of the Index. The Index is based on a proprietary methodology developed and maintained by Index Design Group (the “Index Provider”), an affiliate of Pacer Advisors, Inc., the Fund’s investment adviser (the “Adviser”).
The Index
The Index uses an objective, rules-based methodology to implement a systematic trend-following strategy that directs exposure (i) 100% to the S&P MidCap 400® Index (the “S&P MidCap 400”), (ii) 50% to the S&P MidCap 400 and 50% to 3-Month US Treasury bills, or (iii) 100% to 3-Month US Treasury bills, depending on the relative performance of the S&P MidCap 400 and its 200-business day historical simple moving average (the “200-day moving average”). The calculation of the 200-day moving average for the S&P MidCap 400 is based on the total return version of the S&P MidCap 400 and reflects the reinvestment of dividends paid by the securities in the S&P MidCap 400. The Index is expected to be predominantly invested in the components of the S&P MidCap 400 over most short- and long-term periods and is only expected to invest in 3-Month US Treasury bills from time to time in response to adverse market conditions as defined by the “50/50 Indicator” and “T-Bill Indicator” below. The S&P MidCap 400 measures the performance of mid-capitalization stocks in the United States.
The Index, and consequently the Fund, may stay in any of its three possible positions for an extended period of time. As described below, the Index will change its position based on the following indicators, and each change will become effective at the close of business on the first business day after the indicator for the change is triggered. The Index will be in a new position effective on the second business day.
Equity Indicator. When the S&P MidCap 400 closes above its 200-day moving average for five consecutive business days (the “Equity Indicator”), the exposure of the Index will be 100% to the S&P MidCap 400, effective at the close of business on the first business day following the date of the Equity Indicator. The Index will be in a new position effective on the second business day.
Once the Equity Indicator has been triggered, the exposure of the Index will next change to either be 50% to the S&P MidCap 400 and 50% to 3-Month US Treasury bills if the 50/50 Indicator (described below) is triggered or 100% to 3-Month US Treasury bills if both the 50/50 Indicator and the T-Bill Indicator (described below) are triggered simultaneously, effective at the close of business on the first business day following the date of the indicator(s). The Index will be in a new position effective on the second business day.
50/50 Indicator. When the S&P MidCap 400 closes below its 200-day moving average for five consecutive business days (the “50/50 Indicator”), the exposure of the Index will be 50% to the S&P MidCap 400 and 50% to 3-Month US Treasury bills, effective at the close of business on the first business day following the date of the 50/50 Indicator. The Index will be in a new position effective on the second business day. Following the effectiveness of the 50/50 Indicator, the exposure of the Index may be greater than or less than 50% with respect to the S&P MidCap 400 and 3-Month US Treasury bills depending on their respective performance until either the Equity Indicator or T-Bill Indicator (described below) is triggered.
Once the 50/50 Indicator has been triggered, the exposure of the Index will next change to either be 100% to the S&P MidCap 400 if the Equity Indicator is triggered or 100% to 3-Month US Treasury bills if the T-Bill Indicator (described below) is triggered, effective at the close of business on the first business day following the date of the indicator.
T-Bill Indicator. When the S&P MidCap 400’s 200-day moving average closes lower than its value from five business days earlier (the “T-Bill Indicator”) and the 50/50 Indicator has been triggered, the exposure of the Index will be 100% to 3-Month US Treasury bills, effective at the close of business on the first business day following the date of the T-Bill Indicator. The Index will be in a new position effective on the second business day.
For example, if today is Wednesday and the S&P MidCap 400’s 200-day moving average closes lower than it did on the fifth preceding business day (Wednesday of the preceding week), the T-Bill Indicator is triggered. Unlike the operation of the Equity Indicator and 50/50 Indicator, the closing values on the days in between today and the fifth preceding business day do not affect whether the T-Bill Indicator has been triggered; rather, the T-Bill Indicator simply compares today’s closing value to the closing value five business days earlier. However, the Index will not move directly from 100% exposure to the S&P MidCap 400 to 100% exposure to 3-Month US Treasury bills unless the 50/50 Indicator was first triggered following the most recent triggering of the Equity Indicator.
Once the T-Bill Indicator has been triggered, the exposure of the Index will next change to be 100% to the S&P MidCap 400 if the Equity Indicator is triggered, effective at the close of business on the first business day following the date of the indicator. The Index will be in a new position effective on the second business day. Once the T-Bill Indicator has been triggered, the Index will not return to its 50/50 position unless the Equity Indicator is simultaneously triggered, followed by the 50/50 Indicator being triggered.
The Index aims to mitigate, to some extent, the volatility of the S&P MidCap 400 by tracking 3-Month US Treasury bills (instead of the S&P MidCap 400) when the S&P MidCap 400 is in a negative trend.
Special Indicator. In the event the S&P MidCap 400 closes 20% above or 20% below its 200-day moving average, the Index will change exposures effective at the end of the following business day to be 50% to the S&P MidCap 400 and 50% to 3-Month US Treasury bills. This new exposure will continue until the Equity Indicator, 50/50 Indicator, or T-Bill Indicator is triggered.
The Fund’s Investment Strategy
Under normal circumstances, at least 80% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index. The Adviser expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better.
The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it will invest in all of the component securities of the Index in the same approximate proportion as in the Index.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, at least 80% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the Fund. The bar chart shows the Fund’s performance (based on NAV) for calendar years ended December 31. The table shows how the Fund’s average annual returns for the one year, five year, and since inception periods compared with those of the Index and a broad measure of market performance. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.PacerETFs.com or by calling the Fund toll-free at 1-800-617-0004.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-617-0004
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.PacerETFs.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Return as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
For the year-to-date period ended June 30, 2024, the Fund’s total return was 6.00%. During the period of time shown in the bar chart, the Fund’s highest return for a calendar quarter was 20.16% (quarter ended December 31, 2020) and the Fund’s lowest return for a calendar quarter was -7.67% (quarter ended March 31, 2020).

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date period ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.16%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.67%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns(for the periods ended December 31, 2023)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.

Pacer Trendpilot US Mid Cap ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	You can lose money on your investment in the Fund.
Pacer Trendpilot US Mid Cap ETF | Calculation Methodology Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Calculation Methodology Risk. The Index relies directly or indirectly on various sources of information to assess the criteria of issuers included in the Index, including information that may be based on assumptions and estimates. Neither the Fund, the Index Provider, or the Adviser can offer assurances that the Index’s calculation methodology or sources of information will provide an accurate assessment of included components or a correct valuation of securities, nor can they guarantee the availability or timeliness of the production of the Index.
Pacer Trendpilot US Mid Cap ETF | Equity Market Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.
Pacer Trendpilot US Mid Cap ETF | ETF Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	ETF Risks. The Fund is an ETF and, as a result of an ETF’s structure, is exposed to the following risks:
◦Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.
◦Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant. Shares of the Fund will be bought and sold in the secondary market at market prices.
◦Trading. Although shares of the Fund are listed for trading on a national securities exchange, such as Cboe BZX Exchange, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund, and this could lead to differences between the market price of the shares of the Fund and the underlying value of those shares.

Pacer Trendpilot US Mid Cap ETF | ETF Risks, Authorized Participants ("AP"), Market Makers, And Liquidity Providers Concentration Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
Pacer Trendpilot US Mid Cap ETF | ETF Risks, Costs Of Buying Or Selling Shares Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.
Pacer Trendpilot US Mid Cap ETF | ETF Risks, Shares Of The Fund May Trade At Prices Other Than NAV Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant. Shares of the Fund will be bought and sold in the secondary market at market prices.
Pacer Trendpilot US Mid Cap ETF | ETF Risks, Trading Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Trading. Although shares of the Fund are listed for trading on a national securities exchange, such as Cboe BZX Exchange, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund, and this could lead to differences between the market price of the shares of the Fund and the underlying value of those shares.
Pacer Trendpilot US Mid Cap ETF | Fixed Income Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Fixed Income Risk. Generally, the value of fixed income securities will change inversely with changes in interest rates. As interest rates rise, the market value of fixed income securities tends to decrease. Conversely, as interest rates fall, the market value of fixed income securities tends to increase. This risk will be greater for long-term securities than for short-term securities. In recent periods, governmental financial regulators, including the U.S. Federal Reserve, have taken steps to increase interest rates. Changes in government intervention may have adverse effects on investments, volatility, and the liquidity of debt markets.
Pacer Trendpilot US Mid Cap ETF | Government Obligations Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Government Obligations Risk. The Fund may invest in securities issued by the U.S. government. There can be no guarantee that the United States will be able to meet its payment obligations with respect to such securities. Additionally, market prices and yields of securities supported by the full faith and credit of the U.S. government may decline or be negative for short or long periods of time.
Pacer Trendpilot US Mid Cap ETF | High Portfolio Turnover Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	High Portfolio Turnover Risk. At times, the Fund may have a portfolio turnover rate substantially greater than 100%. A high portfolio turnover rate would result in correspondingly greater transaction expenses, including brokerage commissions, dealer mark ups and other transaction costs, on the sale of securities and on reinvestment in other securities and may result in reduced performance and the distribution to shareholders of additional capital gains for tax purposes. These factors may negatively affect the Fund’s performance.
Pacer Trendpilot US Mid Cap ETF | Mid-Capitalization Investing Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Mid-Capitalization Investing Risk. The Fund may invest in the securities of mid-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of mid-capitalization companies underperform securities of other capitalization ranges or the market as a whole. Securities of smaller companies trade in smaller volumes and are often more vulnerable to market volatility than securities of larger companies.
Pacer Trendpilot US Mid Cap ETF | Passive Investment Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Passive Investment Risk. The Fund is not actively managed and the Adviser would not sell a security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Index or the selling of shares of that security is otherwise required upon a reconstitution of the Index in accordance with the Index methodology. The Fund invests in securities included in the Index regardless of their investment merits. Other than in response to one of the triggers set forth above in accordance with the Index methodology, the Fund does not take defensive positions under any market conditions, including conditions that are adverse to the performance of the Fund.
Pacer Trendpilot US Mid Cap ETF | Tracking Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Tracking Risk. The Fund’s return may not track the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index. In addition, when the Fund uses a representative sampling approach, the Fund may not be as well correlated with the return of the Index as when the Fund purchases all of the securities in the Index in the proportions in which they are represented in the Index.
Pacer Trendpilot US Mid Cap ETF | Trend Lag Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Trend Lag Risk. At least six consecutive trading days will elapse after the S&P MidCap 400 first drops below its historical 200-day simple moving average (or conversely, first moves above such average) before the Index will switch from tracking the S&P MidCap 400 to 3-Month US Treasury bills (or conversely, from 3-Month US Treasury bills to the S&P MidCap 400). As a result, if the S&P MidCap 400 is in an overall positive trend, the Index and consequently the Fund may be adversely affected by a downward trend and/or volatility in the S&P MidCap 400 for up to six consecutive trading days (or conversely, if the S&P MidCap 400 is in an overall negative trend, the Index and consequently the Fund may not benefit from an upward trend and/or volatility in the S&P MidCap 400 for up to six consecutive trading days). Accordingly, the methodology employed by the Index does not eliminate exposure to downward trends and/or volatility in the S&P MidCap 400 and does not provide immediate exposure to upward trends and/or volatility in the S&P MidCap 400.
Pacer Trendpilot US Mid Cap ETF | Pacer Trendpilot US Mid Cap Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	Pacer Trendpilot US Mid Cap Index(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	7.86%
5 Years	rr_AverageAnnualReturnYear05	2.87%
Since Inception	rr_AverageAnnualReturnSinceInception	4.73%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 11, 2015
Pacer Trendpilot US Mid Cap ETF | S&P MidCap 400 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	S&P MidCap 400 Index(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	16.44%
5 Years	rr_AverageAnnualReturnYear05	12.62%
Since Inception	rr_AverageAnnualReturnSinceInception	8.91%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 11, 2015
Pacer Trendpilot US Mid Cap ETF | Pacer Trendpilot US Mid Cap ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PTMC
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.60%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 61
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	192
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	335
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 750
Annual Return 2016	rr_AnnualReturn2016	15.58%
Annual Return 2017	rr_AnnualReturn2017	17.58%
Annual Return 2018	rr_AnnualReturn2018	0.07%
Annual Return 2019	rr_AnnualReturn2019	1.01%
Annual Return 2020	rr_AnnualReturn2020	6.82%
Annual Return 2021	rr_AnnualReturn2021	12.08%
Annual Return 2022	rr_AnnualReturn2022	(13.90%)
Annual Return 2023	rr_AnnualReturn2023	7.27%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	7.27%
5 Years	rr_AverageAnnualReturnYear05	2.24%
Since Inception	rr_AverageAnnualReturnSinceInception	4.09%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 11, 2015
Pacer Trendpilot US Mid Cap ETF | Pacer Trendpilot US Mid Cap ETF | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	6.60%
5 Years	rr_AverageAnnualReturnYear05	1.94%
Since Inception	rr_AverageAnnualReturnSinceInception	3.85%
Pacer Trendpilot US Mid Cap ETF | Pacer Trendpilot US Mid Cap ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	4.46%
5 Years	rr_AverageAnnualReturnYear05	1.64%
Since Inception	rr_AverageAnnualReturnSinceInception	3.17%
Pacer Trendpilot 100 ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Pacer Trendpilot 100 ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The Pacer Trendpilot 100 ETF (the “Fund”) is an exchange traded fund (“ETF”) that seeks to track the total return performance, before fees and expenses, of the Pacer NASDAQ-100 Trendpilot Index (the “Index”).

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal year ended April 30, 2024, the Fund’s portfolio turnover rate was 20% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	20.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund employs a “passive management” (or indexing) investment approach designed to track the total return performance, before fees and expenses, of the Index. The Index is based on a proprietary methodology developed and maintained by Index Design Group (the “Index Provider”), an affiliate of Pacer Advisors, Inc., the Fund’s investment adviser (the “Adviser”).
The Index
The Index uses an objective, rules-based methodology to implement a systematic trend-following strategy that directs exposure (i) 100% to the NASDAQ-100® Index (the “NASDAQ-100”), (ii) 50% to the NASDAQ-100 and 50% to 3-Month US Treasury bills, or (iii) 100% to 3-Month US Treasury bills, depending on the relative performance of the NASDAQ-100 and its 200-business day historical simple moving average (the “200-day moving average”). The calculation of the 200-day moving average for the NASDAQ-100 is based on the total return version of the NASDAQ-100 and reflects the reinvestment of dividends paid by the securities in the NASDAQ-100. The Index is expected to be predominantly invested in the components of the NASDAQ-100 over most short- and long-term periods and is only expected to invest in 3-Month US Treasury bills from time to time in response to adverse market conditions as defined by the “50/50 Indicator” and “T-Bill Indicator” below.
The NASDAQ-100 Index includes approximately 100 of the largest non-financial securities listed on The NASDAQ Stock Market based on market capitalization. The NASDAQ-100 Index comprises securities of companies across major industry groups, including computer, biotechnology, healthcare, telecommunications and transportation. However, it does not contain securities of financial companies, including investment companies. The NASDAQ-100 Index was developed by NASDAQ OMX. There is no minimum market capitalization requirement for inclusion in the NASDAQ-100 Index. Inclusion is determined based on the top 100 largest issuers based on market capitalization meeting all other eligibility requirements. As of June 30, 2024, the range of market capitalizations of companies in the NASDAQ-100 Index was approximately $10.4 billion to $3.3 trillion.
The Index, and consequently the Fund, may stay in any of its three possible positions for an extended period of time. As described below, the Index will change its position based on the following indicators, and each change will become effective on the second business day after the indicator for the change is triggered. The Index will be in a new position effective at the close of business on the first business day.
Equity Indicator. When the NASDAQ-100 closes above its 200-day moving average for five consecutive business days (the “Equity Indicator”), the exposure of the Index will be 100% to the NASDAQ-100, effective at the close of business on the first business day following the date of the Equity Indicator. The Index will be in a new position effective on the second business day.
Once the Equity Indicator has been triggered, the exposure of the Index will next change to either be 50% to the NASDAQ-100 and 50% to 3-Month US Treasury bills if the 50/50 Indicator (described below) is triggered or 100% to 3-Month US Treasury bills if both the 50/50 Indicator and the T-Bill Indicator (described below) are triggered simultaneously, effective on the second business day following the date of the indicator(s). The Index will be in a new position effective at the close of business on the first business day.
50/50 Indicator. When the NASDAQ-100 closes below its 200-day moving average for five consecutive business days (the “50/50 Indicator”) and the 50/50 Indicator has been triggered, the exposure of the Index will be 50% to the NASDAQ-100 and 50% to 3-Month US Treasury bills, effective at the close of business on the first business day following the date of the 50/50 Indicator. The Index will be in a new position effective on the second business day. Following the effectiveness of the 50/50 Indicator, the exposure of the Index may be greater than or less than 50% with respect to the NASDAQ-100 and 3-Month US Treasury bills depending on their respective performance until either the Equity Indicator or T-Bill Indicator (described below) is triggered.
Once the 50/50 Indicator has been triggered, the exposure of the Index will next change to either be 100% to the NASDAQ-100 if the Equity Indicator is triggered or 100% to 3-Month US Treasury bills if the T-Bill Indicator (described below) is triggered, effective at the close of business on the first business day following the date of the indicator(s). The Index will be in a new position effective on the second business day.
T-Bill Indicator. When the NASDAQ-100’s 200-day moving average closes lower than its value from five business days earlier (the “T-Bill Indicator”), the exposure of the Index will be 100% to 3-Month US Treasury bills, effective at the close of business on the first business day following the date of the T-Bill Indicator. The Index will be in a new position effective on the second business day.
For example, if today is Wednesday and the NASDAQ-100’s 200-day moving average closes lower than it did on the fifth preceding business day (Wednesday of the preceding week), the T-Bill Indicator is triggered. Unlike the operation of the Equity Indicator and 50/50 Indicator, the closing values on the days in between today and the fifth preceding business day do not affect whether the T-Bill Indicator has been triggered; rather, the T-Bill Indicator simply compares today’s closing value to the closing value five business days earlier. However, the Index will not move directly from 100% exposure to the NASDAQ-100 to 100% exposure to 3-Month US Treasury bills unless the 50/50 Indicator was first triggered following the most recent triggering of the Equity Indicator.
Once the T-Bill Indicator has been triggered, the exposure of the Index will next change to be 100% to the NASDAQ-100 if the Equity Indicator is triggered, effective at the close of business on the first business day following the date of the indicator. The Index will be in a new position effective on the second business day. Once the T-Bill Indicator has been triggered, the Index will not return to its 50/50 position unless the Equity Indicator is simultaneously triggered, followed by the 50/50 Indicator being triggered.
The Index aims to mitigate, to some extent, the volatility of the NASDAQ-100 by tracking 3-Month US Treasury bills (instead of the NASDAQ-100) when the NASDAQ-100 is in a negative trend.
Special Indicator. In the event the NASDAQ-100 closes 20% above or 20% below its 200-day moving average, the Index will change exposures effective at the end of the following business day to be 50% to the NASDAQ-100 and 50% to 3-Month US Treasury bills. This new exposure will continue until the Equity Indicator, 50/50 Indicator, or T-Bill Indicator is triggered.
The Fund’s Investment Strategy
The Fund attempts to invest all, or substantially all, of its assets in the component securities that make up the Index. The Adviser expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better.
The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it will invest in all of the component securities of the Index in the same approximate proportion as in the Index.
The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund attempts to invest all, or substantially all, of its assets in the component securities that make up the Index. The Adviser expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the Fund. The bar chart shows the Fund’s performance (based on NAV) for calendar years ended December 31. The table shows how the Fund’s average annual returns for the one year, five year, and since inception periods compared with those of the Index and a broad measure of market performance. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.PacerETFs.com or by calling the Fund toll-free at 1-800-617-0004.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-617-0004
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.PacerETFs.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Return as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
For the year-to-date period ended June 30, 2024, the Fund’s total return was 10.17%. During the period of time shown in the bar chart, the Fund’s highest return for a calendar quarter was 23.12% (quarter ended June 30, 2020) and the Fund’s lowest return for a calendar quarter was -14.07% (quarter ended March 31, 2020).

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date period ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	10.17%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.12%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.07%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns(for the periods ended December 31, 2023)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.

Pacer Trendpilot 100 ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	You can lose money on your investment in the Fund.
Pacer Trendpilot 100 ETF | Calculation Methodology Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Calculation Methodology Risk. The Index relies directly or indirectly on various sources of information to assess the criteria of issuers included in the Index, including information that may be based on assumptions and estimates. Neither the Fund, the Index Provider, or the Adviser can offer assurances that the Index’s calculation methodology or sources of information will provide an accurate assessment of included components or a correct valuation of securities, nor can they guarantee the availability or timeliness of the production of the Index.
Pacer Trendpilot 100 ETF | Concentration Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Concentration Risk. If the Index concentrates in an industry or group of industries, the Fund’s investments may be concentrated accordingly. In such event, the value of the Fund’s shares may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries. In addition, at times, an industry or group of industries in which the Fund is concentrated may be out of favor and underperform other industries or groups of industries.
Pacer Trendpilot 100 ETF | Equity Market Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.
Pacer Trendpilot 100 ETF | ETF Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	ETF Risks. The Fund is an ETF and, as a result of an ETF’s structure, is exposed to the following risks:
◦Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.
◦Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant. Shares of the Fund will be bought and sold in the secondary market at market prices.
◦Trading. Although shares of the Fund are listed for trading on a national securities exchange, such as The Nasdaq Stock Market LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund, and this could lead to differences between the market price of the shares of the Fund and the underlying value of those shares.
Pacer Trendpilot 100 ETF | ETF Risks, Authorized Participants ("AP"), Market Makers, And Liquidity Providers Concentration Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
Pacer Trendpilot 100 ETF | ETF Risks, Costs Of Buying Or Selling Shares Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.
Pacer Trendpilot 100 ETF | ETF Risks, Shares Of The Fund May Trade At Prices Other Than NAV Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant. Shares of the Fund will be bought and sold in the secondary market at market prices.
Pacer Trendpilot 100 ETF | ETF Risks, Trading Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Trading. Although shares of the Fund are listed for trading on a national securities exchange, such as The Nasdaq Stock Market LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund, and this could lead to differences between the market price of the shares of the Fund and the underlying value of those shares.
Pacer Trendpilot 100 ETF | Fixed Income Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Fixed Income Risk. Generally, the value of fixed income securities will change inversely with changes in interest rates. As interest rates rise, the market value of fixed income securities tends to decrease. Conversely, as interest rates fall, the market value of fixed income securities tends to increase. This risk will be greater for long-term securities than for short-term securities. In recent periods, governmental financial regulators, including the U.S. Federal Reserve, have taken steps to increase interest rates. Changes in government intervention may have adverse effects on investments, volatility, and the liquidity of debt markets.
Pacer Trendpilot 100 ETF | Government Obligations Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Government Obligations Risk. The Fund may invest in securities issued by the U.S. government. There can be no guarantee that the United States will be able to meet its payment obligations with respect to such securities. Additionally, market prices and yields of securities supported by the full faith and credit of the U.S. government may decline or be negative for short or long periods of time.
Pacer Trendpilot 100 ETF | Large-Capitalization Investing Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Large-Capitalization Investing Risk. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of large-capitalization companies underperform securities of smaller-capitalization companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.
Pacer Trendpilot 100 ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.
Pacer Trendpilot 100 ETF | Passive Investment Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Passive Investment Risk. The Fund is not actively managed and the Adviser would not sell a security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Index or the selling of shares of that security is otherwise required upon a reconstitution of the Index in accordance with the Index methodology. The Fund invests in securities included in the Index regardless of their investment merits. Other than in response to one of the triggers set forth above in accordance with the Index methodology, the Fund does not take defensive positions under any market conditions, including conditions that are adverse to the performance of the Fund.
Pacer Trendpilot 100 ETF | Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
◦Communications Services Sector Risk. The Fund is generally expected to invest significantly in companies in the communications services sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. Communications services companies are subject to extensive government regulation. The costs of complying with governmental regulations, delays or failure to receive required regulatory approvals, or the enactment of new adverse regulatory requirements may adversely affect the business of the such companies. Companies in the communications services sector can also be significantly affected by intense competition, including competition with alternative technologies such as wireless communications (including with 5G and other technologies), product compatibility, consumer preferences, rapid product obsolescence, and research and development of new products. Technological innovations may make the products and services of such companies obsolete.
◦Consumer Discretionary Sector Risk. The Fund may invest in companies in the consumer discretionary sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. The success of consumer product manufacturers and retailers is tied closely to the performance of domestic and international economies, interest rates, exchange rates, competition, consumer confidence, changes in demographics and consumer preferences. Companies in the consumer discretionary sector depend heavily on disposable household income and consumer spending, and may be strongly affected by social trends and marketing campaigns. These companies may be subject to severe competition, which may have an adverse impact on their profitability.
◦Information Technology Sector Risk. Market or economic factors impacting information technology companies and companies that rely heavily on technological advances could have a significant effect on the value of the Fund’s investments. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.

Pacer Trendpilot 100 ETF | Sector Risk, Communications Services Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Communications Services Sector Risk. The Fund is generally expected to invest significantly in companies in the communications services sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. Communications services companies are subject to extensive government regulation. The costs of complying with governmental regulations, delays or failure to receive required regulatory approvals, or the enactment of new adverse regulatory requirements may adversely affect the business of the such companies. Companies in the communications services sector can also be significantly affected by intense competition, including competition with alternative technologies such as wireless communications (including with 5G and other technologies), product compatibility, consumer preferences, rapid product obsolescence, and research and development of new products. Technological innovations may make the products and services of such companies obsolete.

Pacer Trendpilot 100 ETF | Sector Risk, Consumer Discretionary Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Consumer Discretionary Sector Risk. The Fund may invest in companies in the consumer discretionary sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. The success of consumer product manufacturers and retailers is tied closely to the performance of domestic and international economies, interest rates, exchange rates, competition, consumer confidence, changes in demographics and consumer preferences. Companies in the consumer discretionary sector depend heavily on disposable household income and consumer spending, and may be strongly affected by social trends and marketing campaigns. These companies may be subject to severe competition, which may have an adverse impact on their profitability.
Pacer Trendpilot 100 ETF | Sector Risk, Information Technology Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Information Technology Sector Risk. Market or economic factors impacting information technology companies and companies that rely heavily on technological advances could have a significant effect on the value of the Fund’s investments. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.
Pacer Trendpilot 100 ETF | Tracking Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Tracking Risk. The Fund’s return may not track the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index. In addition, when the Fund uses a representative sampling approach, the Fund may not be as well correlated with the return of the Index as when the Fund purchases all of the securities in the Index in the proportions in which they are represented in the Index.
Pacer Trendpilot 100 ETF | Trend Lag Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Trend Lag Risk. At least six consecutive trading days will elapse after the NASDAQ-100 first drops below its historical 200-day simple moving average (or conversely, first moves above such average) before the Index will switch from tracking the NASDAQ-100 to 3-Month US Treasury bills (or conversely, from 3-Month US Treasury bills to the NASDAQ-100). As a result, if the NASDAQ-100 is in an overall positive trend, the Index and consequently the Fund may be adversely affected by a downward trend and/or volatility in the NASDAQ-100 for up to six consecutive trading days (or conversely, if the NASDAQ-100 is in an overall negative trend, the Index and consequently the Fund may not benefit from an upward trend and/or volatility in the NASDAQ-100 for up to six consecutive trading days). Accordingly, the methodology employed by the Index does not eliminate exposure to downward trends and/or volatility in the NASDAQ-100 and does not provide immediate exposure to upward trends and/or volatility in the NASDAQ-100.
Pacer Trendpilot 100 ETF | Pacer NASDAQ-100 Trendpilot Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	Pacer NASDAQ-100 Trendpilot Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	35.90%
5 Years	rr_AverageAnnualReturnYear05	16.13%
Since Inception	rr_AverageAnnualReturnSinceInception	13.08%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 11, 2015
Pacer Trendpilot 100 ETF | NASDAQ-100 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	NASDAQ-100 Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	55.13%
5 Years	rr_AverageAnnualReturnYear05	22.66%
Since Inception	rr_AverageAnnualReturnSinceInception	17.87%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 11, 2015
Pacer Trendpilot 100 ETF | Pacer Trendpilot 100 ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PTNQ
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.65%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 66
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	208
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	362
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 810
Annual Return 2016	rr_AnnualReturn2016	(3.89%)
Annual Return 2017	rr_AnnualReturn2017	32.06%
Annual Return 2018	rr_AnnualReturn2018	8.85%
Annual Return 2019	rr_AnnualReturn2019	24.22%
Annual Return 2020	rr_AnnualReturn2020	28.96%
Annual Return 2021	rr_AnnualReturn2021	13.60%
Annual Return 2022	rr_AnnualReturn2022	(16.25%)
Annual Return 2023	rr_AnnualReturn2023	34.85%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	34.85%
5 Years	rr_AverageAnnualReturnYear05	15.50%
Since Inception	rr_AverageAnnualReturnSinceInception	12.41%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 11, 2015
Pacer Trendpilot 100 ETF | Pacer Trendpilot 100 ETF | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	34.16%
5 Years	rr_AverageAnnualReturnYear05	15.30%
Since Inception	rr_AverageAnnualReturnSinceInception	12.25%
Pacer Trendpilot 100 ETF | Pacer Trendpilot 100 ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	20.73%
5 Years	rr_AverageAnnualReturnYear05	12.45%
Since Inception	rr_AverageAnnualReturnSinceInception	10.22%
Pacer Trendpilot European Index ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Pacer Trendpilot European Index ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The Pacer Trendpilot European Index ETF (the “Fund”) is an exchange traded fund (“ETF”) that seeks to track the total return performance, before fees and expenses, of the Pacer Trendpilot European Index (the “Index”).

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal year ended April 30, 2024, the Fund’s portfolio turnover rate was 111% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	111.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund employs a “passive management” (or indexing) investment approach designed to track the total return performance, before fees and expenses, of the Index. The Index is based on a proprietary methodology developed and maintained by Index Design Group (the “Index Provider”), an affiliate of Pacer Advisors, Inc., the Fund’s investment adviser (the “Adviser”).
The Index
The Index uses an objective, rules-based methodology to implement a systematic trend-following strategy that directs exposure (i) 100% to the FTSE Eurozone Index, (ii) 50% to the FTSE Eurozone Index and 50% to 3-Month US Treasury bills, or (iii) 100% to 3-Month US Treasury bills, depending on the relative performance of the FTSE Eurozone Index and its 200-business day historical simple moving average (the “200-day moving average”). The calculation of the 200-day moving average for the FTSE Eurozone Index is based on the total return version of the FTSE Eurozone Index and reflects the reinvestment of dividends paid by the securities in the FTSE Eurozone Index. The Index is expected to be predominantly invested in the components of the FTSE Eurozone Index over most short- and long-term periods and is only expected to invest in 3-Month US Treasury bills from time to time in response to adverse market conditions as defined by the “50/50 Indicator” and “T-Bill Indicator” below.
The FTSE Eurozone Index is a rules-based, float-adjusted, market capitalization-weighted index comprised of large- and mid-capitalization stocks providing coverage of the developed markets in the euro zone, including primarily France, Germany, Spain, the Netherlands, and Italy. The FTSE Eurozone Index is a subset of the FTSE Global Equity Index Series, which targets coverage of over 99% of investable market capitalization globally.
The Index, and consequently the Fund, may stay in any of its three possible positions for an extended period of time. As described below, the Index will change its position based on the following indicators, and each change will become effective at the close of business on the first business day after the indicator for the change is triggered. The Index will be in a new position effective on the second business day.
Equity Indicator. When the FTSE Eurozone Index closes above its 200-day moving average for five consecutive business days (the “Equity Indicator”), the exposure of the Index will be 100% to the FTSE Eurozone Index, effective at the close of business on the first business day following the date of the Equity Indicator. The Index will be in a new position effective on the second business day.
Once the Equity Indicator has been triggered, the exposure of the Index will next change to either be 50% to the FTSE Eurozone Index and 50% to 3-Month US Treasury bills if the 50/50 Indicator (described below) is triggered or 100% to 3-Month US Treasury bills if both the 50/50 Indicator and the T-Bill Indicator (described below) are triggered simultaneously, effective at the close of business on the first business day following the date of the indicator(s). The Index will be in a new position effective on the second business day.
50/50 Indicator. When the FTSE Eurozone Index closes below its 200-day moving average for five consecutive business days (the “50/50 Indicator”), the exposure of the Index will be 50% to the FTSE Eurozone Index and 50% to 3-Month US Treasury bills, effective at the close of business on the first business following the date of the 50/50 Indicator. The Index will be in a new position effective on the second business day. Following the effectiveness of the 50/50 Indicator, the exposure of the Index may be greater than or less than 50% with respect to the FTSE Eurozone Index and 3-Month US Treasury bills depending on their respective performance until either the Equity Indicator or T-Bill Indicator (described below) is triggered.
Once the 50/50 Indicator has been triggered, the exposure of the Index will next change to either be 100% to the FTSE Eurozone Index if the Equity Indicator is triggered or 100% to 3-Month US Treasury bills if the T-Bill Indicator (described below) is triggered, effective at the close of business on the first business following the date of the indicator. The Index will be in a new position effective on the second business day.
T-Bill Indicator. When the FTSE Eurozone Index’s 200-day moving average closes lower than its value from five business days earlier (the “T-Bill Indicator”) and the 50/50 Indicator has been triggered, the exposure of the Index will be 100% to 3-Month US Treasury bills, effective at the close of business on the first business day following the date of the T-Bill Indicator. The Index will be in a new position effective on the second business day.
For example, if today is Wednesday and the FTSE Eurozone Index’s 200-day moving average closes lower than it did on the fifth preceding business day (Wednesday of the preceding week), the T-Bill Indicator is triggered. Unlike the operation of the Equity Indicator and 50/50 Indicator, the closing values on the days in between today and the fifth preceding business day do not affect whether the T-Bill Indicator has been triggered; rather, the T-Bill Indicator simply compares today’s closing value to the closing value five business days earlier. However, the Index will not move directly from 100% exposure to the FTSE Eurozone Index to 100% exposure to 3-Month US Treasury bills unless the 50/50 Indicator was simultaneously triggered following the most recent triggering of the Equity Indicator.
Once the T-Bill Indicator has been triggered, the exposure of the Index will next change to be 100% to the FTSE Eurozone Index if the Equity Indicator is triggered, effective at the close of business on the first business following the date of the indicator. Once the T-Bill Indicator has been triggered, the Index will not return to its 50/50 position unless the Equity Indicator is first triggered, followed by the 50/50 Indicator being triggered. The Index will be in a new position effective on the second business day.
The Index aims to mitigate, to some extent, the volatility of the FTSE Eurozone Index by tracking 3-Month US Treasury bills (instead of the FTSE Eurozone Index) when the FTSE Eurozone Index is in a negative trend.
The Fund’s Investment Strategy
Under normal circumstances, at least 80% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities (e.g., depositary receipts). The Adviser expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better.
The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it will invest in all of the component securities of the Index in the same approximate proportion as in the Index.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, at least 80% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities (e.g., depositary receipts).
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the Fund. The bar chart shows the Fund’s performance (based on NAV) for calendar years ended December 31. The table shows how the Fund’s average annual returns for the one year, five year, and since inception periods compared with those of the Index and a broad measure of market performance. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.PacerETFs.com or by calling the Fund toll-free at 1-800-617-0004.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-617-0004
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.PacerETFs.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Return as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
For the year-to-date period ended June 30, 2024, the Fund’s total return was 4.68%. During the period of time shown in the bar chart, the Fund’s highest return for a calendar quarter was 13.13% (quarter ended March 31, 2023) and the Fund’s lowest return for a calendar quarter was -13.49% (quarter ended March 31, 2020).

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date period ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.68%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2023
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.13%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.49%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns(for the periods ended December 31, 2023)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
Pacer Trendpilot European Index ETF | Risk Money Market Fund Price Fluctuates [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	You can lose money on your investment in the Fund.
Pacer Trendpilot European Index ETF | Calculation Methodology Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Calculation Methodology Risk. The Index relies directly or indirectly on various sources of information to assess the criteria of issuers included in the Index, including information that may be based on assumptions and estimates. Neither the Fund, the Index Provider, or the Adviser can offer assurances that the Index’s calculation methodology or sources of information will provide an accurate assessment of included components or a correct valuation of securities, nor can they guarantee the availability or timeliness of the production of the Index.
Pacer Trendpilot European Index ETF | Currency Exchange Rate Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Currency Exchange Rate Risk. The Fund’s assets may include investments denominated in non-U.S. currencies, such as the euro, or in securities or other assets that provide exposure to such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.
Pacer Trendpilot European Index ETF | Equity Market Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.
Pacer Trendpilot European Index ETF | ETF Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	ETF Risks. The Fund is an ETF and, as a result of an ETF’s structure, is exposed to the following risks:
◦Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.
◦Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs.
◦Trading. Although shares of the Fund are listed for trading on a national securities exchange, such as Cboe BZX Exchange, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund, and this could lead to differences between the market price of the shares of the Fund and the underlying value of those shares.
Pacer Trendpilot European Index ETF | ETF Risks, Authorized Participants ("AP"), Market Makers, And Liquidity Providers Concentration Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
Pacer Trendpilot European Index ETF | ETF Risks, Costs Of Buying Or Selling Shares Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.
Pacer Trendpilot European Index ETF | ETF Risks, Shares Of The Fund May Trade At Prices Other Than NAV Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs.
Pacer Trendpilot European Index ETF | ETF Risks, Trading Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Trading. Although shares of the Fund are listed for trading on a national securities exchange, such as Cboe BZX Exchange, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund, and this could lead to differences between the market price of the shares of the Fund and the underlying value of those shares.
Pacer Trendpilot European Index ETF | European Investment Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	European Investment Risk. The Fund is more exposed to the economic and political risks of Europe and of the European countries in which it invests than funds whose investments are more geographically diversified. Adverse economic and political events in Europe may cause the Fund’s investments to decline in value. The economies and markets of European countries are often closely connected and interdependent, and events in one country in Europe can have an adverse impact on other European countries. The Fund makes investments in securities of issuers that are domiciled in, or have significant operations in, member countries of the European Union (the “EU”) that are subject to economic and monetary controls that can adversely affect the Fund’s investments. The European financial markets have experienced volatility and adverse trends in recent years and these events have adversely affected the exchange rate of the euro and may continue to significantly affect other European countries. Decreasing imports or exports, changes in governmental or EU regulations on trade, changes in the exchange rate of the euro, the default or threat of default by an EU member country on its sovereign debt, and/or an economic recession in an EU member country may have a significant adverse effect on the economies of EU member countries and their trading partners, including some or all of the European countries in which the Fund invests.
The risks of investing in the United Kingdom (UK) have been heightened as a result of Brexit, the formal steps taken by the United Kingdom to exit the EU, which has resulted in increased volatility and triggered political, economic, and legal uncertainty. Although the UK has formally left the EU, uncertainty remains as to the long-term consequences of Brexit and issuers in the UK may experience lower growth as a result.

Pacer Trendpilot European Index ETF | Fixed Income Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Fixed Income Risk. Generally, the value of fixed income securities will change inversely with changes in interest rates. As interest rates rise, the market value of fixed income securities tends to decrease. Conversely, as interest rates fall, the market value of fixed income securities tends to increase. This risk will be greater for long-term securities than for short-term securities. In recent periods, governmental financial regulators, including the U.S. Federal Reserve, have taken steps to increase interest rates. Changes in government intervention may have adverse effects on investments, volatility, and the liquidity of debt markets.
Pacer Trendpilot European Index ETF | Foreign Securities Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments. Foreign securities held by the Fund may trade on markets that are closed when U.S. markets are open, which may lead to a difference in the value of the Fund and the underlying foreign securities.
Pacer Trendpilot European Index ETF | Geographic Concentration Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Geographic Concentration Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region. The Index’s, and therefore the Fund’s, heavy equity exposure to two countries (France and Germany) subjects the Fund to a higher degree of country risk than that of more geographically diversified international funds.
Pacer Trendpilot European Index ETF | Government Obligations Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Government Obligations Risk. The Fund may invest in securities issued by the U.S. government. There can be no guarantee that the United States will be able to meet its payment obligations with respect to such securities. Additionally, market prices and yields of securities supported by the full faith and credit of the U.S. government may decline or be negative for short or long periods of time.
Pacer Trendpilot European Index ETF | High Portfolio Turnover Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	High Portfolio Turnover Risk. At times, the Fund may have a portfolio turnover rate substantially greater than 100%. A high portfolio turnover rate would result in correspondingly greater transaction expenses, including brokerage commissions, dealer mark ups and other transaction costs, on the sale of securities and on reinvestment in other securities and may result in reduced performance and the distribution to shareholders of additional capital gains for tax purposes. These factors may negatively affect the Fund’s performance.
Pacer Trendpilot European Index ETF | Large-Capitalization Investing Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Large-Capitalization Investing Risk. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of large-capitalization companies underperform securities of smaller-capitalization companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.
Pacer Trendpilot European Index ETF | Mid-Capitalization Investing Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Mid-Capitalization Investing Risk. The Fund may invest in the securities of mid-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of mid-capitalization companies underperform securities of other capitalization ranges or the market as a whole. Securities of smaller companies trade in smaller volumes and are often more vulnerable to market volatility than securities of larger companies.
Pacer Trendpilot European Index ETF | Passive Investment Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Passive Investment Risk. The Fund is not actively managed and the Adviser would not sell a security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Index or the selling of shares of that security is otherwise required upon a reconstitution of the Index in accordance with the Index methodology. The Fund invests in securities included in the Index regardless of their investment merits. Other than in response to one of the triggers set forth above in accordance with the Index methodology, the Fund does not take defensive positions under any market conditions, including conditions that are adverse to the performance of the Fund.
Pacer Trendpilot European Index ETF | Tracking Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Tracking Risk. The Fund’s return may not track the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index. In addition, when the Fund uses a representative sampling approach, the Fund may not be as well correlated with the return of the Index as when the Fund purchases all of the securities in the Index in the proportions in which they are represented in the Index. To the extent the Fund calculates its NAV based on fair value prices and the value of the Index is based on securities’ closing prices on local foreign markets (i.e., the value of the Index is not based on fair value prices), the Fund’s ability to track the Index may be adversely affected.
Pacer Trendpilot European Index ETF | Trend Lag Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Trend Lag Risk. At least six consecutive trading days will elapse after the FTSE Eurozone Index first drops below its historical 200-day simple moving average (or conversely, first moves above such average) before the Index will switch from tracking the FTSE Eurozone Index to 3-Month US Treasury bills (or conversely, from 3-Month US Treasury bills to the FTSE Eurozone Index). As a result, if the FTSE Eurozone Index is in an overall positive trend, the Index and consequently the Fund may be adversely affected by a downward trend and/or volatility in the FTSE Eurozone Index for up to six consecutive trading days (or conversely, if the FTSE Eurozone Index is in an overall negative trend, the Index and consequently the Fund may not benefit from an upward trend and/or volatility in the FTSE Eurozone Index for up to six consecutive trading days). Accordingly, the methodology employed by the Index does not eliminate exposure to downward trends and/or volatility in the FTSE Eurozone Index or provide immediate exposure to upward trends and/or volatility in the FTSE Eurozone Index.
Pacer Trendpilot European Index ETF | Pacer Trendpilot European Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	Pacer Trendpilot European Index(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	13.92%
5 Years	rr_AverageAnnualReturnYear05	2.94%
Since Inception	rr_AverageAnnualReturnSinceInception	2.68%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 14, 2015
Pacer Trendpilot European Index ETF | FTSE Eurozone Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	FTSE Eurozone Index(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	24.00%
5 Years	rr_AverageAnnualReturnYear05	9.58%
Since Inception	rr_AverageAnnualReturnSinceInception	7.59%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 14, 2015
Pacer Trendpilot European Index ETF | Pacer Trendpilot European Index ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PTEU
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.65%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 66
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	208
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	362
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 810
Annual Return 2016	rr_AnnualReturn2016	(4.54%)
Annual Return 2017	rr_AnnualReturn2017	28.06%
Annual Return 2018	rr_AnnualReturn2018	(15.98%)
Annual Return 2019	rr_AnnualReturn2019	13.45%
Annual Return 2020	rr_AnnualReturn2020	(18.90%)
Annual Return 2021	rr_AnnualReturn2021	12.84%
Annual Return 2022	rr_AnnualReturn2022	(7.25%)
Annual Return 2023	rr_AnnualReturn2023	12.09%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	12.09%
5 Years	rr_AverageAnnualReturnYear05	1.54%
Since Inception	rr_AverageAnnualReturnSinceInception	1.29%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 14, 2015
Pacer Trendpilot European Index ETF | Pacer Trendpilot European Index ETF | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	11.72%
5 Years	rr_AverageAnnualReturnYear05	1.34%
Since Inception	rr_AverageAnnualReturnSinceInception	1.15%
Pacer Trendpilot European Index ETF | Pacer Trendpilot European Index ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	8.00%
5 Years	rr_AverageAnnualReturnYear05	1.39%
Since Inception	rr_AverageAnnualReturnSinceInception	1.17%
Pacer Trendpilot International ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Pacer Trendpilot International ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The Pacer Trendpilot International ETF (the “Fund”) is an exchange traded fund (“ETF”) that seeks to track the total return performance, before fees and expenses, of the Pacer Trendpilot International Index (the “Index”).

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal year ended April 30, 2024, the Fund’s portfolio turnover rate was 58% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	58.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund Fees and Expenses (“AFFE”) are the indirect costs of investing in other investment companies. Total Annual Fund Operating Expenses do not correlate to the expense ratios in the Fund’s Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund and exclude AFFE.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund employs a “passive management” (or indexing) investment approach designed to track the total return performance, before fees and expenses, of the Index. The Index is based on a proprietary methodology developed and maintained by Index Design Group, an affiliate of Pacer Advisors, Inc., the Fund’s investment adviser (the “Adviser”).
The Index
The Index uses an objective, rules-based methodology to implement a systematic trend-following strategy that directs exposure (i) 100% to the S&P Developed Ex-U.S. LargeCap Index, (ii) 50% to the S&P Developed Ex-U.S. LargeCap Index and 50% to 3-Month US Treasury bills, or (iii) 100% to 3-Month US Treasury bills, depending on the relative performance of the S&P Developed Ex-U.S. LargeCap Index and its 200-business day historical simple moving average (the “200-day moving average”). The calculation of the 200-day moving average for the S&P Developed Ex-U.S. LargeCap Index is based on the total return version of the S&P Developed Ex-U.S. LargeCap Local Currency Index and reflects the reinvestment of dividends paid by the securities in the S&P Developed Ex-U.S. LargeCap Index. The Index is expected to be predominantly invested in the components of the S&P Developed Ex-U.S. LargeCap Index over most short- and long-term periods and is only expected to invest in 3-Month US Treasury bills from time to time in response to adverse market conditions as defined by the “50/50 Indicator” and “T-Bill Indicator” below.
The S&P Developed Ex-U.S. LargeCap Index is a rules-based, float-adjusted, market capitalization-weighted index comprised of large-capitalization stocks providing coverage of the developed markets excluding the United States. The S&P Developed Ex-U.S. LargeCap Index is a subset of the S&P Global BMI, a comprehensive, rules-based index measuring global stock market performance.
The Index, and consequently the Fund, may stay in any of its three possible positions for an extended period of time. As described below, the Index will change its position based on the following indicators, and each change will become effective on the second business day after the indicator for the change is triggered.
As of June 30, 2024, the Index was entirely invested in the S&P Developed Ex-U.S. LargeCap Index constituents.
Equity Indicator. When the S&P Developed Ex-U.S. LargeCap Index closes above its 200-day moving average for five consecutive business days (the “Equity Indicator”), the exposure of the Index will be 100% to the S&P Developed Ex-U.S. LargeCap Index, effective on the second business day following the date of the Equity Indicator.
Once the Equity Indicator has been triggered, the exposure of the Index will next change to either be 50% to the S&P Developed Ex-U.S. LargeCap Index and 50% to 3-Month US Treasury bills if the 50/50 Indicator (described below) is triggered or 100% to 3-Month US Treasury bills if both the 50/50 Indicator and the T-Bill Indicator (described below) are triggered simultaneously, effective on the second business day following the date of the indicator(s).
50/50 Indicator. When the S&P Developed Ex-U.S. LargeCap Index closes below its 200-day moving average for five consecutive business days (the “50/50 Indicator”), the exposure of the Index will be 50% to the S&P Developed Ex-U.S. LargeCap Index and 50% to 3-Month US Treasury bills, effective on the second business day following the date of the 50/50 Indicator. Following the effectiveness of the 50/50 Indicator, the exposure of the Index may be greater than or less than 50% with respect to the S&P Developed Ex-U.S. LargeCap Index and 3-Month US Treasury bills depending on their respective performance until either the Equity Indicator or T-Bill Indicator (described below) is triggered.
Once the 50/50 Indicator has been triggered, the exposure of the Index will next change to either be 100% to the S&P Developed Ex-U.S. LargeCap Index if the Equity Indicator is triggered or 100% to 3-Month US Treasury bills if the T-Bill Indicator (described below) is triggered, effective on the second business day following the date of the indicator.
T-Bill Indicator. When the S&P Developed Ex-U.S. LargeCap Index’s 200-day moving average closes lower than its value from five business days earlier (the “T-Bill Indicator”), the exposure of the Index will be 100% to 3-Month US Treasury bills, effective on the second business day following the date of the T-Bill Indicator.
For example, if today is Wednesday and the S&P Developed Ex-U.S. LargeCap Index’s 200-day moving average closes lower than it did on the fifth preceding business day (Wednesday of the preceding week), the T-Bill Indicator is triggered. Unlike the operation of the Equity Indicator and 50/50 Indicator, the closing values on the days in between today and the fifth preceding business day do not affect whether the T-Bill Indicator has been triggered; rather, the T-Bill Indicator simply compares today’s closing value to the closing value five business days earlier. However, the Index will not move directly from 100% exposure to the S&P Developed Ex-U.S. LargeCap Index to 100% exposure to 3-Month US Treasury bills unless the 50/50 Indicator was simultaneously triggered following the most recent triggering of the Equity Indicator.
Once the T-Bill Indicator has been triggered, the exposure of the Index will next change to be 100% to the S&P Developed Ex-U.S. LargeCap Index if the Equity Indicator is triggered, effective on the second business day following the date of the indicator. Once the T-Bill Indicator has been triggered, the Index will not return to its 50/50 position unless the Equity Indicator is first triggered, followed by the 50/50 Indicator being triggered.
The Index aims to mitigate, to some extent, the volatility of the S&P Developed Ex-U.S. LargeCap Index by tracking 3-Month US Treasury bills (instead of the S&P Developed Ex-U.S. LargeCap Index) when the S&P Developed Ex-U.S. LargeCap Index is in a negative trend.
Special Indicator. In the event the S&P Developed Ex-U.S. LargeCap Index closes 20% above or 20% below its 200-day moving average, the Index will change exposures effective at the end of the following business day to be 50% to the S&P Developed Ex-U.S. LargeCap Index and 50% to 3-Month US Treasury bills. This new exposure will continue until the Equity Indicator, 50/50 Indicator, or T-Bill Indicator is triggered.
The Fund’s Investment Strategy
Under normal circumstances, at least 80% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities (e.g., depositary receipts). The Adviser expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better. The Fund’s assets may include investments denominated in non-U.S. currencies.
The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it will invest in all of the component securities of the Index in the same approximate proportion as in the Index.
At times, the Fund may have a portfolio turnover rate substantially greater than 100%.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, at least 80% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities (e.g., depositary receipts).
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund. The bar chart shows the Fund’s performance (based on NAV) for calendar years ended December 31. The table shows how the Fund’s average annual returns for the one year and since inception periods compared with those of the Index and a broad measure of market performance. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.PacerETFs.com or by calling the Fund toll-free at 1-800-617-0004.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-617-0004
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.PacerETFs.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Return as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
For the year-to-date period ended June 30, 2024, the Fund’s total return was 5.37%. During the period of time shown in the bar chart, the Fund’s highest return for a calendar quarter was 16.55% (quarter ended December 31, 2020) and the Fund’s lowest return for a calendar quarter was -12.13% (quarter ended March 31, 2020).

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date period ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.37%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.55%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.13%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns(for the periods ended December 31, 2023)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.

Pacer Trendpilot International ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	You can lose money on your investment in the Fund.
Pacer Trendpilot International ETF | Calculation Methodology Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Calculation Methodology Risk. The Index relies directly or indirectly on various sources of information to assess the criteria of issuers included in the Index, including information that may be based on assumptions and estimates. Neither the Fund, the Index Provider, or the Adviser can offer assurances that the Index’s calculation methodology or sources of information will provide an accurate assessment of included components or a correct valuation of securities, nor can they guarantee the availability or timeliness of the production of the Index.
Pacer Trendpilot International ETF | Currency Exchange Rate Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Currency Exchange Rate Risk. The Fund’s assets may include investments denominated in non-U.S. currencies, such as the euro, or in securities or other assets that provide exposure to such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.
Pacer Trendpilot International ETF | Equity Market Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.
Pacer Trendpilot International ETF | ETF Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	ETF Risks. The Fund is an ETF and, as a result of an ETF’s structure, is exposed to the following risks:
◦Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.
◦Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium)
or less than the NAV intra-day (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs.
◦Trading. Although shares of the Fund are listed for trading on a national securities exchange, such as NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund, and this could lead to differences between the market price of the shares of the Fund and the underlying value of those shares.

Pacer Trendpilot International ETF | ETF Risks, Authorized Participants ("AP"), Market Makers, And Liquidity Providers Concentration Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
Pacer Trendpilot International ETF | ETF Risks, Costs Of Buying Or Selling Shares Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.
Pacer Trendpilot International ETF | ETF Risks, Shares Of The Fund May Trade At Prices Other Than NAV Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium)
or less than the NAV intra-day (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs.

Pacer Trendpilot International ETF | ETF Risks, Trading Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Trading. Although shares of the Fund are listed for trading on a national securities exchange, such as NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund, and this could lead to differences between the market price of the shares of the Fund and the underlying value of those shares.
Pacer Trendpilot International ETF | Fixed Income Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Fixed Income Risk. Generally, the value of fixed income securities will change inversely with changes in interest rates. As interest rates rise, the market value of fixed income securities tends to decrease. Conversely, as interest rates fall, the market value of fixed income securities tends to increase. This risk will be greater for long-term securities than for short-term securities. In recent periods, governmental financial regulators, including the U.S. Federal Reserve, have taken steps to increase interest rates. Changes in government intervention may have adverse effects on investments, volatility, and the liquidity of debt markets.
Pacer Trendpilot International ETF | Foreign Securities Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments. Foreign securities held by the Fund may trade on markets that are closed when U.S. markets are open, which may lead to a difference in the value of the Fund and the underlying foreign securities.
Pacer Trendpilot International ETF | Geographic Concentration Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Geographic Concentration Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.
◦Risks Related to Investing in Japan. The Japanese economy may be subject to considerable degrees of economic, political and social instability, which could have a negative impact on Japanese securities. Japan’s economic growth rate has remained relatively low for an extended period of time and it may remain low in the future. In addition, Japan is subject to the risk of natural disasters, such as earthquakes, volcanoes, typhoons and tsunamis. Additionally, decreasing U.S. imports, new trade regulations, changes in the U.S. dollar exchange rates, a recession in the United States or continued increases in foreclosure rates may have an adverse impact on the economy of Japan. Japan also has few natural resources, and any fluctuation or shortage in the commodity markets could have a negative impact on Japanese securities.
◦Risks Related to Investing in Western Europe. Most developed countries in Western Europe are members of the European Union (“EU”), and many are also members of the European Monetary Union (EMU), which requires compliance with restrictions on inflation rates, deficits, and debt levels. Unemployment in certain European nations is historically high and several countries face significant debt problems. These conditions can significantly affect every country in Europe. The euro is the official currency of the EU. Funds that invest in Europe may have significant exposure to the euro and events affecting the euro. Recent market events affecting several of the EU member countries have adversely affected the sovereign debt issued by those countries, and ultimately may lead to a decline in the value of the euro. A significant decline in the value of the euro may produce unpredictable effects on trade and commerce generally and could lead to increased volatility in financial markets worldwide.
The UK’s departure from the EU (referred to as “Brexit”) continues to cause significant uncertainty and may adversely impact the financial results and operations of various European companies and economies. The effects of Brexit will largely depend on any agreements the UK makes to retain access to EU markets. Brexit may result in legal and tax uncertainty and divergent national laws and regulations as the UK determines which EU laws to replace or replicate. The UK may be less stable than it has been in recent years and investments in the UK may be more volatile. Additionally, Brexit could lead to global economic uncertainty and result in significant volatility in the global stock markets and currency exchange rate fluctuations. Any of these effects of Brexit, and other consequences that are difficult to predict at this time, could adversely affect the value of the Fund’s investments..
Pacer Trendpilot International ETF | Geographic Concentration Risk, Risks Related To Investing In Japan Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Risks Related to Investing in Japan. The Japanese economy may be subject to considerable degrees of economic, political and social instability, which could have a negative impact on Japanese securities. Japan’s economic growth rate has remained relatively low for an extended period of time and it may remain low in the future. In addition, Japan is subject to the risk of natural disasters, such as earthquakes, volcanoes, typhoons and tsunamis. Additionally, decreasing U.S. imports, new trade regulations, changes in the U.S. dollar exchange rates, a recession in the United States or continued increases in foreclosure rates may have an adverse impact on the economy of Japan. Japan also has few natural resources, and any fluctuation or shortage in the commodity markets could have a negative impact on Japanese securities.
Pacer Trendpilot International ETF | Geographic Concentration Risk, Risks Related To Investing In Western Europe Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Risks Related to Investing in Western Europe. Most developed countries in Western Europe are members of the European Union (“EU”), and many are also members of the European Monetary Union (EMU), which requires compliance with restrictions on inflation rates, deficits, and debt levels. Unemployment in certain European nations is historically high and several countries face significant debt problems. These conditions can significantly affect every country in Europe. The euro is the official currency of the EU. Funds that invest in Europe may have significant exposure to the euro and events affecting the euro. Recent market events affecting several of the EU member countries have adversely affected the sovereign debt issued by those countries, and ultimately may lead to a decline in the value of the euro. A significant decline in the value of the euro may produce unpredictable effects on trade and commerce generally and could lead to increased volatility in financial markets worldwide.
The UK’s departure from the EU (referred to as “Brexit”) continues to cause significant uncertainty and may adversely impact the financial results and operations of various European companies and economies. The effects of Brexit will largely depend on any agreements the UK makes to retain access to EU markets. Brexit may result in legal and tax uncertainty and divergent national laws and regulations as the UK determines which EU laws to replace or replicate. The UK may be less stable than it has been in recent years and investments in the UK may be more volatile. Additionally, Brexit could lead to global economic uncertainty and result in significant volatility in the global stock markets and currency exchange rate fluctuations. Any of these effects of Brexit, and other consequences that are difficult to predict at this time, could adversely affect the value of the Fund’s investments..
Pacer Trendpilot International ETF | Government Obligations Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Government Obligations Risk. The Fund may invest in securities issued by the U.S. government. There can be no guarantee that the United States will be able to meet its payment obligations with respect to such securities. Additionally, market prices and yields of securities supported by the full faith and credit of the U.S. government may decline or be negative for short or long periods of time.
Pacer Trendpilot International ETF | High Portfolio Turnover Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	High Portfolio Turnover Risk. At times, the Fund may have a portfolio turnover rate substantially greater than 100%. A high portfolio turnover rate would result in correspondingly greater transaction expenses, including brokerage commissions, dealer mark ups and other transaction costs, on the sale of securities and on reinvestment in other securities and may result in reduced performance and the distribution to shareholders of additional capital gains for tax purposes. These factors may negatively affect the Fund’s performance.
Pacer Trendpilot International ETF | Large-Capitalization Investing Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Large-Capitalization Investing Risk. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of large-capitalization companies underperform securities of smaller-capitalization companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.
Pacer Trendpilot International ETF | Mid-Capitalization Investing Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Mid-Capitalization Investing Risk. The Fund may invest in the securities of mid-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of mid-capitalization companies underperform securities of other capitalization ranges or the market as a whole. Securities of smaller companies trade in smaller volumes and are often more vulnerable to market volatility than securities of larger companies.
Pacer Trendpilot International ETF | Other Investment Companies Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Other Investment Companies Risk. The Fund will incur higher and duplicative expenses when it invests in other investment companies such as ETFs. There is also the risk that the Fund may suffer losses due to the investment practices of the underlying funds. When the Fund invests in other investment companies, the Fund will be subject to substantially the same risks as those associated with the direct ownership of securities held by such investment companies. Investments in ETFs are also subject to the “ETF Risks” described above.
Pacer Trendpilot International ETF | Passive Investment Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Passive Investment Risk. The Fund is not actively managed and the Adviser would not sell a security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Index or the selling of shares of that security is otherwise required upon a reconstitution of the Index in accordance with the Index methodology. The Fund invests in securities included in the Index, regardless of their investment merits. The Fund does not take defensive positions under any market conditions, including conditions that are adverse to the performance of the Fund.
Pacer Trendpilot International ETF | Tracking Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Tracking Risk. The Fund’s return may not track the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index. In addition, when the Fund uses a representative sampling approach, the Fund may not be as well correlated with the return of the Index as when the Fund purchases all of the securities in the Index in the proportions in which they are represented in the Index. To the extent the Fund calculates its NAV based on fair value prices and the value of the Index is based on securities’ closing prices on local foreign markets (i.e., the value of the Index is not based on fair value prices), the Fund’s ability to track the Index may be adversely affected.
Pacer Trendpilot International ETF | Trend Lag Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Trend Lag Risk. At least six consecutive trading days will elapse after the S&P Developed Ex-U.S. LargeCap Index first drops below its historical 200-day simple moving average (or conversely, first moves above such average) before the Index will switch from tracking the S&P Developed Ex-U.S. LargeCap Index to 3-Month US Treasury bills (or conversely, from 3-Month US Treasury bills to the S&P Developed Ex-U.S. LargeCap Index ). As a result, if the S&P Developed Ex-U.S. LargeCap Index is in an overall positive trend, the Index and consequently the Fund may be adversely affected by a downward trend and/or volatility in the S&P Developed Ex-U.S. LargeCap Index for up to six consecutive trading days (or conversely, if the S&P Developed Ex-U.S. LargeCap Index is in an overall negative trend, the Index and consequently the Fund may not benefit from an upward trend and/or volatility in the S&P Developed Ex-U.S. LargeCap Index for up to six consecutive trading days). Accordingly, the methodology employed by the Index does not eliminate exposure to downward trends and/or volatility in the S&P Developed Ex-U.S. LargeCap Index or provide immediate exposure to upward trends and/or volatility in the S&P Developed Ex-U.S. LargeCap Index.
Pacer Trendpilot International ETF | Pacer Trendpilot International Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	Pacer Trendpilot International Index(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	15.81%
Since Inception	rr_AverageAnnualReturnSinceInception	4.43%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 02, 2019
Pacer Trendpilot International ETF | S&P Developed Ex-US Large Cap Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	S&P Developed Ex-US Large Cap Index(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	19.15%
Since Inception	rr_AverageAnnualReturnSinceInception	7.21%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 02, 2019
Pacer Trendpilot International ETF | Pacer Trendpilot International ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PTIN
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.68%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 69
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	218
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	379
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 847
Annual Return 2020	rr_AnnualReturn2020	(0.16%)
Annual Return 2021	rr_AnnualReturn2021	11.42%
Annual Return 2022	rr_AnnualReturn2022	(14.48%)
Annual Return 2023	rr_AnnualReturn2023	14.34%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	14.34%
Since Inception	rr_AverageAnnualReturnSinceInception	3.54%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 02, 2019
Pacer Trendpilot International ETF | Pacer Trendpilot International ETF | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	14.01%
Since Inception	rr_AverageAnnualReturnSinceInception	3.31%
Pacer Trendpilot International ETF | Pacer Trendpilot International ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	9.12%
Since Inception	rr_AverageAnnualReturnSinceInception	2.85%
Pacer Trendpilot US Bond ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Pacer Trendpilot US Bond ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The Pacer Trendpilot US Bond ETF (the “Fund”) is an exchange traded fund (“ETF”) that seeks to track the total return performance, before fees and expenses, of the Pacer Trendpilot US Bond Index (the “Index”).

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal year ended April 30, 2024, the Fund’s portfolio turnover rate was 131% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	131.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund employs a “passive management” (or indexing) investment approach designed to track the total return performance, before fees and expenses, of the Index. The Index is based on a proprietary methodology developed and maintained by Index Design Group (the “Index Provider”), an affiliate of Pacer Advisors, Inc., the Fund’s investment adviser (the “Adviser”).
The Index
The Index uses an objective, rules-based methodology to implement a systematic trend-following strategy that directs exposure to one of the following positions: (i) 100% to the iBoxx® USD Liquid High Yield Index, (ii) 50% to the iBoxx USD Liquid High Yield Index and 50% to the iBoxx® USD Treasuries 7-10 Year Index or (iii) 100% to iBoxx USD Treasuries 7-10 Year Index, depending on the “Risk Ratio,” described below.
The iBoxx USD Liquid High Yield Index is designed to track the performance of U.S. dollar-denominated, high-yield corporate bonds issued in the U.S. The iBoxx USD Treasuries 7-10 Year Index is designed to measure the performance of U.S. Treasury bonds maturing in 7 to 10 years. The Index uses a “Risk Ratio” to signal a change in the position of the Index. The Risk Ratio is calculated by dividing the value of the iBoxx USD Liquid High Yield Index by the value of the iBoxx USD Treasuries 7-10 Year Index.
The Index, and consequently the Fund, may stay in any of its three possible positions for an extended period of time. As described below, the Index will change its position based on the following indicators, and each change will become effective by the close of business on the sixth business day after the indicator for the change is triggered. The Index will be in a new position effective on the seventh business day.
High Yield Indicator. When the Risk Ratio closes above its 100-day historical simple moving average (the “100-day moving average”) for five consecutive business days (the “High Yield Indicator”), the exposure of the Index will be 100% to the iBoxx USD Liquid High Yield Index, effective by the close of business on the sixth business day following the date of the High Yield Indicator. The Index will be in a new position effective on the seventh business day.
Once the High Yield Indicator has been triggered, the exposure of the Index will next change to either be 50% to the iBoxx USD Liquid High Yield Index and 50% iBoxx USD Treasuries 7-10 Year Index if the 50/50 Indicator (described below) is triggered or 100% to iBoxx USD Treasuries 7-10 Year Index if both the 50/50 Indicator and the Treasury Bond (“T-Bond”) Indicator (described below) are triggered simultaneously, effective by the close of business on the sixth business day following the date of the High Yield Indicator. The Index will be in a new position effective on the seventh business day.
50/50 Indicator. When the Risk Ratio closes below its 100-day moving average for five consecutive business days (the “50/50 Indicator”), the exposure of the Index will be 50% to the iBoxx USD Liquid High Yield Index and 50% iBoxx USD Treasuries 7-10 Year Index, effective by the close of business on the sixth business day following the date of the 50/50 Indicator. The Index will be in a new position effective on the seventh business day. Following the effectiveness of the 50/50 Indicator, the exposure of the Index may be greater than or less than 50% with respect to the iBoxx USD Liquid High Yield Index and iBoxx USD Treasuries 7-10 Year Index depending on their respective performance until either the High Yield Indicator or T-Bond Indicator (described below) is triggered.
Once the 50/50 Indicator has been triggered, the exposure of the Index will next change to either be 100% to the iBoxx USD Liquid High Yield Index if the High Yield Indicator is triggered or 100% to iBoxx USD Treasuries 7-10 Year Index if the T-Bond Indicator (described below) is triggered, effective by the close of business on the sixth business day following the date of the 50/50 Indicator. The Index will be in a new position effective on the seventh business day.
T-Bond Indicator. When the Risk Ratio’s 100-day moving average closes lower than its value from five business days earlier (the “T-Bond Indicator”), the exposure of the Index will be 100% to iBoxx USD Treasuries 7-10 Year Index, effective by the close of business on the sixth business day following the date of the T-Bond Indicator. The Index will be in a new position effective on the seventh business day.
For example, if today is Wednesday and the Risk Ratio 100-day moving average closes lower than it did on the fifth preceding business day (Wednesday of the preceding week), the T-Bond Indicator is triggered. Unlike the operation of the High Yield Indicator and 50/50 Indicator, the closing values on the days in between today and the fifth preceding business day do not affect whether the T-Bond Indicator has been triggered; rather, the T-Bond Indicator simply compares today’s closing value to the closing value five business days earlier. However, the Index will not move directly from 100% exposure to the iBoxx USD Liquid High Yield Index to 100% exposure to iBoxx USD Treasuries 7-10 Year Index unless the 50/50 Indicator was simultaneously triggered following the most recent triggering of the High Yield Indicator.
Once the T-Bond Indicator has been triggered, the exposure of the Index will next change to be 100% to the iBoxx USD Liquid High Yield Index if the High Yield Indicator is triggered, effective by the close of business on the sixth business day following the date of the indicator. The Index will be in a new position effective on the seventh business day. Once the T-Bond Indicator has been triggered, the Index will not return to its 50/50 position unless the High Yield Indicator is first triggered, followed by the 50/50 Indicator being triggered.
The Fund’s Investment Strategy
Under normal circumstances, at least 80% of the Fund’s net assets, plus borrowings for investment purposes, will be invested in bonds denominated in U.S. dollars. The Adviser expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better.
The Fund will generally use a “representative sampling” strategy, meaning it may invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole. However, the Fund may use a “replication” strategy to achieve its investment objective, meaning it will invest in all of the component securities of the Index in the same approximate proportion as in the Index, when the Fund’s sub-adviser believes it is in the best interests of the Fund (e.g., when replicating the Index does not involve practical difficulties or substantial costs).
The Fund generally may invest up to 20% of its total assets (exclusive of any collateral held from securities lending) in securities or other investments not included in the Index, but which the Fund’s sub-adviser believes will help the Fund track the Index. For example, the Fund may invest in securities that are not components of the Index to reflect various corporate actions and other changes to the Index (such as reconstitutions, additions, and deletions).
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, at least 80% of the Fund’s net assets, plus borrowings for investment purposes, will be invested in bonds denominated in U.S. dollars.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund. The bar chart shows the Fund’s performance (based on NAV) for calendar years ended December 31. The table shows how the Fund’s average annual returns for the one year and since inception periods compared with those of the Index and a broad measure of market performance. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.PacerETFs.com or by calling the Fund toll-free at 1-800-617-0004.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-617-0004
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.PacerETFs.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Return as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
For the year-to-date period ended June 30, 2024, the Fund’s total return was 1.73%. During the period of time shown in the bar chart, the Fund’s highest return for a calendar quarter was 7.09% (quarter ended December 31, 2023) and the Fund’s lowest return for a calendar quarter was -10.65% (quarter ended June 30, 2022).

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date period ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.73%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2023
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.09%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.65%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns(for the periods ended December 31, 2023)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective January 31, 2023, the iBoxx USD Liquid High Yield Index has replaced the S&P U.S. High Yield Corporate Bond Index as the Fund’s primary benchmark as the iBoxx USD Liquid High Yield Index is more closely aligned with the Fund’s principal investment strategies and portfolio holdings.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
Pacer Trendpilot US Bond ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	You can lose money on your investment in the Fund.
Pacer Trendpilot US Bond ETF | Calculation Methodology Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Calculation Methodology Risk. The Index relies directly or indirectly on various sources of information to assess the criteria of issuers included in the Index, including information that may be based on assumptions and estimates. Neither the Fund, the Index Provider, or the Adviser can offer assurances that the Index’s calculation methodology or sources of information will provide an accurate assessment of included issuers or a correct valuation of securities, nor can they guarantee the availability or timeliness of the production of the Index.
Pacer Trendpilot US Bond ETF | ETF Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	ETF Risks. The Fund is an ETF and, as a result of an ETF’s structure, is exposed to the following risks:
◦Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. ETF shares can only be redeemed in creation units by APs. Individual shareholders may only purchase and sell ETF shares on a secondary market.
◦Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.
◦Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant. Shares of the Fund will be bought and sold in the secondary market at market prices.
◦Trading. Although shares of the Fund are listed for trading on a national securities exchange, such as NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund, and this could lead to differences between the market price of the shares of the Fund and the underlying value of those shares.

Pacer Trendpilot US Bond ETF | ETF Risks, Authorized Participants ("AP"), Market Makers, And Liquidity Providers Concentration Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
Pacer Trendpilot US Bond ETF | ETF Risks, Cash Redemption Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. ETF shares can only be redeemed in creation units by APs. Individual shareholders may only purchase and sell ETF shares on a secondary market.
Pacer Trendpilot US Bond ETF | ETF Risks, Costs Of Buying Or Selling Shares Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.
Pacer Trendpilot US Bond ETF | ETF Risks, Shares Of The Fund May Trade At Prices Other Than NAV Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant. Shares of the Fund will be bought and sold in the secondary market at market prices.
Pacer Trendpilot US Bond ETF | ETF Risks, Trading Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Trading. Although shares of the Fund are listed for trading on a national securities exchange, such as NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund, and this could lead to differences between the market price of the shares of the Fund and the underlying value of those shares.

Pacer Trendpilot US Bond ETF | Fixed Income Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Fixed Income Risk. Generally, the value of fixed income securities will change inversely with changes in interest rates. As interest rates rise, the market value of fixed income securities tends to decrease. Conversely, as interest rates fall, the market value of fixed income securities tends to increase. This risk will be greater for long-term securities than for short-term securities. In recent periods, governmental financial regulators, including the U.S. Federal Reserve, have taken steps to increase interest rates. Changes in government intervention may have adverse effects on investments, volatility, and the liquidity of debt markets.
◦Call Risk. During periods of falling interest rates, an issuer of a callable bond held by the Fund may “call” or repay the security prior to its stated maturity, and the Fund may have to reinvest the proceeds at lower interest rates, resulting in a decline in the Fund’s income.
◦Credit Risk. Credit risk refers to the possibility that the issuer of a security will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of an investment in that issuer.
◦Event Risk. Event risk is the risk that corporate issuers may undergo restructurings, such as mergers, leveraged buyouts, takeovers, or similar events financed by increased debt. As a result of the added debt, the credit quality and market value of a company’s bonds and/or other debt securities may decline significantly.
◦Extension Risk. When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.
◦Interest Rate Risk. Generally, the value of fixed income securities will change inversely with changes in interest rates. As interest rates rise, the market value of fixed income securities tends to decrease. Conversely, as interest rates fall, the market value of fixed income securities tends to increase. This risk will be greater for long-term securities than for short-term securities. Changes in government intervention may have adverse effects on investments, volatility, and illiquidity in debt markets.
◦Prepayment Risk. When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the proceeds may have to be invested in securities with lower yields.

Pacer Trendpilot US Bond ETF | Fixed Income Risk, Call Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Call Risk. During periods of falling interest rates, an issuer of a callable bond held by the Fund may “call” or repay the security prior to its stated maturity, and the Fund may have to reinvest the proceeds at lower interest rates, resulting in a decline in the Fund’s income.
Pacer Trendpilot US Bond ETF | Fixed Income Risk, Credit Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Credit Risk. Credit risk refers to the possibility that the issuer of a security will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of an investment in that issuer.
Pacer Trendpilot US Bond ETF | Fixed Income Risk, Event Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Event Risk. Event risk is the risk that corporate issuers may undergo restructurings, such as mergers, leveraged buyouts, takeovers, or similar events financed by increased debt. As a result of the added debt, the credit quality and market value of a company’s bonds and/or other debt securities may decline significantly.
Pacer Trendpilot US Bond ETF | Fixed Income Risk, Extension Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Extension Risk. When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.
Pacer Trendpilot US Bond ETF | Fixed Income Risk, Interest Rate Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Interest Rate Risk. Generally, the value of fixed income securities will change inversely with changes in interest rates. As interest rates rise, the market value of fixed income securities tends to decrease. Conversely, as interest rates fall, the market value of fixed income securities tends to increase. This risk will be greater for long-term securities than for short-term securities. Changes in government intervention may have adverse effects on investments, volatility, and illiquidity in debt markets.
Pacer Trendpilot US Bond ETF | Fixed Income Risk, Prepayment Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Prepayment Risk. When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the proceeds may have to be invested in securities with lower yields.
Pacer Trendpilot US Bond ETF | Government Obligations Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Government Obligations Risk. The Fund may invest in securities issued by the U.S. government. There can be no guarantee that the United States will be able to meet its payment obligations with respect to such securities. Additionally, market prices and yields of securities supported by the full faith and credit of the U.S. government may decline or be negative for short or long periods of time.
Pacer Trendpilot US Bond ETF | High Yield Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	High Yield Risk. High yield debt obligations (commonly known as “junk bonds”) are speculative investments and entail greater risk of loss of principal than securities and loans that are investment grade rated because of their greater exposure to credit risk. The high yield market at times is subject to substantial volatility and high yield debt obligations may be less liquid than higher quality securities. As a result, the value of the Fund may be subject to greater volatility than other funds, and the Fund may be exposed to greater tracking risk (described below) than other funds.
Pacer Trendpilot US Bond ETF | Management Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Management Risk. To the extent the Fund uses a representative sampling strategy to obtain exposure to the Index, the Fund’s ability to track the performance of the Index will be contingent on the ability of the Fund’s sub-adviser to identify a subset of Index components whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole.
Pacer Trendpilot US Bond ETF | Passive Investment Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Passive Investment Risk. The Fund is not actively managed and the Adviser would not sell a security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Index or the selling of shares of that security is otherwise required upon a reconstitution of the Index in accordance with the Index methodology. The Fund invests in securities included in the Index, regardless of their investment merits. The Fund does not take defensive positions under any market conditions, including conditions that are adverse to the performance of the Fund.
Pacer Trendpilot US Bond ETF | Tracking Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Tracking Risk. The Fund’s return may not track the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index. In addition, when the Fund uses a representative sampling approach, the Fund may not be as well correlated with the return of the Index as when the Fund purchases all of the securities in the Index in the proportions in which they are represented in the Index. Additionally, to the extent the high yield market experiences greater volatility or reduced liquidity, the Fund may not be able to acquire or dispose of the high yield securities in the Index at exactly the same time and price reflected in a reconstitution of the Index, and consequently, the Index’s exposure to the iBoxx USD Liquid High Yield Index may result in a greater difference between the returns of the Fund and those of the Index.
Pacer Trendpilot US Bond ETF | Trend Lag Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Trend Lag Risk. At least six consecutive trading days will elapse after the Risk Ratio first drops below its historical 100-day simple moving average (or conversely, first moves above such average) before the Index will switch from tracking the iBoxx USD Liquid High Yield Index to the iBoxx USD Treasuries 7-10 Year Index (or conversely, from the iBoxx USD Treasuries 7-10 Year Index to the iBoxx USD Liquid High Yield Index). As a result, if the iBoxx USD Liquid High Yield Index is in an overall positive trend, the Index and consequently the Fund may be adversely affected by a downward trend and/or volatility in the iBoxx USD Liquid High Yield Index for up to six consecutive trading days (or conversely, if the iBoxx USD Liquid High Yield Index is in an overall negative trend, the Index and consequently the Fund may not benefit from an upward trend and/or volatility in the iBoxx USD Liquid High Yield Index for up to six consecutive trading days). Accordingly, the methodology employed by the Index does not eliminate exposure to downward trends and/or volatility in the iBoxx USD Liquid High Yield Index and does not provide immediate exposure to upward trends and/or volatility in the iBoxx USD Liquid High Yield Index.
Pacer Trendpilot US Bond ETF | Pacer Trendpilot US Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	Pacer Trendpilot US Bond Index(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	9.61%
Since Inception	rr_AverageAnnualReturnSinceInception	1.41%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 22, 2019
Pacer Trendpilot US Bond ETF | iBoxx USD Liquid High Yield Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	iBoxx USD Liquid High Yield Index(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	12.89%
Since Inception	rr_AverageAnnualReturnSinceInception	2.89%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 22, 2019
Pacer Trendpilot US Bond ETF | S&P U.S. High Yield Corporate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	S&P U.S. High Yield Corporate Bond Index1(reflects no deduction for fees, expenses, or taxes)	[2]
1 Year	rr_AverageAnnualReturnYear01	12.91%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	3.36%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 22, 2019
Pacer Trendpilot US Bond ETF | Pacer Trendpilot US Bond ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PTBD
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.60%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 61
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	192
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	335
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 750
Annual Return 2020	rr_AnnualReturn2020	10.65%
Annual Return 2021	rr_AnnualReturn2021	1.01%
Annual Return 2022	rr_AnnualReturn2022	(20.85%)
Annual Return 2023	rr_AnnualReturn2023	9.10%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	9.10%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.36%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 22, 2019
Pacer Trendpilot US Bond ETF | Pacer Trendpilot US Bond ETF | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	6.16%
Since Inception	rr_AverageAnnualReturnSinceInception	(2.12%)
Pacer Trendpilot US Bond ETF | Pacer Trendpilot US Bond ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	5.29%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.99%)
Pacer Trendpilot Fund of Funds ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Pacer Trendpilot Fund of Funds ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The Pacer Trendpilot Fund of Funds ETF (the “Fund”) is an exchange traded fund (“ETF”) that seeks to track the total return performance, before fees and expenses, of the Pacer Trendpilot Fund of Funds Index (the “Index” or the “Fund of Funds Index”).

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal year ended April 30, 2024, the Fund’s portfolio turnover rate was 6% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	6.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund Fees and Expenses (“AFFE”) are the indirect costs of investing in other investment companies. Total Annual Fund Operating Expenses do not correlate to the expense ratios in the Fund’s Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund and exclude AFFE.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund employs a “passive management” (or indexing) investment approach designed to track the total return performance, before fees and expenses, of the Index. The Index is based on a proprietary methodology developed and maintained by Index Design Group, an affiliate of Pacer Advisors, Inc., the Fund’s investment adviser (the “Adviser”).
The Index
The Fund of Funds Index uses an objective, rules-based approach to construct a portfolio that, as of each quarterly rebalance, is composed of the ETFs listed in the following table, each advised by the Adviser (collectively, the “Trendpilot ETFs”). Each of the Trendpilot ETFs is an index-based ETF that seeks to track the total return performance, before fees and expenses, of the underlying index listed in the following table (collectively, the “Trendpilot Indexes”).
Each Trendpilot Index other than the Pacer Trendpilot US Bond Index (collectively, the “Trendpilot Equity Indexes”) uses an objective, rules-based methodology to implement a systematic trend-following strategy that directs exposure (i) 100% to the “Underlying Component” specified in the table below, (ii) 50% to the applicable Underlying Component and 50% to 3-Month US Treasury bills, or (iii) 100% to 3-Month US Treasury bills, depending on the relative performance of the Underlying Component and its 200-business day historical simple moving average (the “200-day moving average”). The calculation of the 200-day moving average for each Underlying Component is based on the total return version of such Underlying Component and reflects the reinvestment of dividends paid by the securities in such Underlying Component.
The Pacer Trendpilot US Bond Index (the “Trendpilot Bond Index”) uses an objective, rules-based methodology to implement a systematic trend-following strategy that directs exposure to one of the following positions: (i) 100% to the iBoxx USD Liquid High Yield Index, (ii) 50% to the iBoxx USD Liquid High Yield Index and 50% to the iBoxx USD Treasuries 7-10 Year Index or (iii) 100% to iBoxx USD Treasuries 7-10 Year Index, depending on the value of the iBoxx USD Liquid High Yield Index divided by the value of the iBoxx USD Treasuries 7-10 Year Index (the “Risk Ratio”).

Weight	Trendpilot ETF	Trendpilot Index	Equity Component
20%	Pacer Trendpilot® US Large Cap ETF	Pacer Trendpilot US Large Cap Index	S&P 500® Index
20%	Pacer Trendpilot® US Mid Cap ETF	Pacer Trendpilot US Mid Cap Index	S&P MidCap 400® Index
20%	Pacer Trendpilot® 100 ETF	Pacer NASDAQ-100 Trendpilot Index	NASDAQ-100® Index
20%	Pacer Trendpilot® International ETF	Pacer Trendpilot International Index	S&P Developed Ex-U.S. LargeCap Index
20%	Pacer Trendpilot® US Bond ETF	Pacer Trendpilot US Bond Index	iBoxx USD Liquid High Yield Index
The Trendpilot Indexes
Each Trendpilot Equity Index uses a systematic trend following strategy that directs the Trendpilot Equity Index’s exposure to either the applicable Underlying Component, 50% to the applicable Underlying Component and 50% to 3-Month US Treasury bills, or 100% to 3-Month US Treasury bills and may stay in any of its three possible positions for an extended period of time. The Trendpilot Bond Index uses a systematic trend following strategy that directs the Trendpilot Bond Index’s exposure to either the applicable Underlying Component, 50% to the applicable Underlying Component and 50% to the iBoxx USD Treasuries 7-10 Year Index, or 100% to the iBoxx USD Treasuries 7-10 Year Index and may stay in any of its three possible positions for an extended period of time. As described below, each Trendpilot Index will change its position based on the following indicators, and each change will become effective on the second business day after the indicator for the change is triggered.
Underlying Component Indicator. When the applicable Underlying Component for the Trendpilot Equity Indexes closes above its 200-day moving average for five consecutive business days (the “Underlying Component Indicator” for such indexes), the exposure of the applicable Trendpilot Index will be 100% to the Underlying Component, effective on the second business following the date of the Underlying Component Indicator.
Once the Underlying Component Indicator has been triggered, the exposure of the applicable Trendpilot Equity Index will next change to either be 50% to the Underlying Component and 50% to 3-Month US Treasury bills if the 50/50 Indicator (described below) is triggered or 100% to 3-Month US Treasury bills if both the 50/50 Indicator and the Treasury Indicator (described below) are triggered simultaneously, effective on the second business day following the date of the indicator(s).
With respect to the Trendpilot Bond Index, when the Risk Ratio closes above its 100-day historical simple moving average (the “100-day moving average”) for five consecutive business days (the “Underlying Component Indicator” for such index), the exposure of the Trendpilot Bond Index will be 100% to the iBoxx USD Liquid High Yield Index, effective by the close of business on the sixth business day following the date of the Underlying Component Indicator.
Once the Underlying Component Indicator has been triggered, the exposure of the Trendpilot Bond Index will next change to either be 50% to the iBoxx USD Liquid High Yield Index and 50% iBoxx USD Treasuries 7-10 Year Index if the 50/50 Indicator (described below) is triggered or 100% to iBoxx USD Treasuries 7-10 Year Index if both the 50/50 Indicator and the Treasury Indicator (described below) are triggered simultaneously, effective by the close of business on the sixth business day following the date of the Underlying Component Indicator.
50/50 Indicator. With respect to each Trendpilot Equity Index, when the applicable Underlying Component closes below its 200-day moving average for five consecutive business days (the “50/50 Indicator” for such index), the exposure of the Trendpilot Equity Index will be 50% to the Underlying Component and 50% to 3-Month US Treasury bills, effective on the second business day following the date of the 50/50 Indicator (“50/50 Exposure”). Following the effectiveness of the 50/50 Indicator, the exposure of the Trendpilot Equity Index may be greater than or less than 50% with respect to the
Underlying Component and 3-Month US Treasury bills depending on their respective performance until either the Underlying Component Indicator or Treasury Indicator (described below) is triggered.
Once the 50/50 Indicator has been triggered, the exposure of the Trendpilot Equity Index will next change to either be 100% to the Underlying Component if the Underlying Component Indicator is triggered or 100% to 3-Month US Treasury bills if the Treasury Indicator (described below) is triggered, effective on the second business day following the date of the indicator.
With respect to each Trendpilot Bond Index, when the Risk Ratio closes below its 100-day moving average for five consecutive business days (the “50/50 Indicator”), the exposure of the Trendpilot Bond Index will be 50% to the iBoxx USD Liquid High Yield Index and 50% iBoxx USD Treasuries 7-10 Year Index, effective by the close of business on the sixth business day following the date of the 50/50 Indicator. Following the effectiveness of the 50/50 Indicator, the exposure of the Trendpilot Bond Index may be greater than or less than 50% with respect to the iBoxx USD Liquid High Yield Index and iBoxx USD Treasuries 7-10 Year Index depending on their respective performance until either the Underlying Component Indicator or Treasury Indicator (described below) is triggered.
Once the 50/50 Indicator has been triggered, the exposure of the Trendpilot Bond Index will next change to either be 100% to the iBoxx USD Liquid High Yield Index if the Underlying Component Indicator is triggered or 100% to iBoxx USD Treasuries 7-10 Year Index if the Treasury Indicator (described below) is triggered, effective by the close of business on the sixth business day following the date of the 50/50 Indicator.
Treasury Indicator. With respect to each Trendpilot Equity Index, when the applicable Underlying Component’s 200-day moving average closes lower than its value from five business days earlier (the “Treasury Indicator” for such index), the exposure of the Trendpilot Equity Index will be 100% to 3-Month US Treasury bills, effective on the second business day following the date of the Treasury Indicator.
For example, if today is Wednesday and the applicable Underlying Component’s 200-day moving average closes lower than it did on the fifth preceding business day (Wednesday of the preceding week), the Treasury Indicator is triggered. Unlike the operation of the Underlying Component Indicator and 50/50 Indicator, the closing values on the days in between today and the fifth preceding business day do not affect whether the Treasury Indicator has been triggered; rather, the Treasury Indicator simply compares today’s closing value to the closing value five business days earlier. However, the Trendpilot Equity Index will not move directly from 100% exposure to the Underlying Component to 100% exposure to 3-Month US Treasury bills unless the 50/50 Indicator was simultaneously triggered following the most recent triggering of the Underlying Component Indicator.
With respect to the Trendpilot Bond Index, when the Risk Ratio’s 100-day moving average closes lower than its value from five business days earlier (the “Treasury Indicator” for such index), the exposure of the Trendpilot Bond Index will be 100% to iBoxx USD Treasuries 7-10 Year Index, effective by the close of business on the sixth business day following the date of the Treasury Indicator.
For example, if today is Wednesday and the Risk Ratio 100-day moving average closes lower than it did on the fifth preceding business day (Wednesday of the preceding week), the Treasury Indicator is triggered. Unlike the operation of the Underlying Component Indicator and 50/50 Indicator, the closing values on the days in between today and the fifth preceding business day do not affect whether the Treasury Indicator has been triggered; rather, the Treasury Indicator simply compares today’s closing value to the closing value five business days earlier. However, the Trendpilot Bond Index will not move directly from 100% exposure to the iBoxx USD Liquid High Yield Index to 100% exposure to iBoxx USD Treasuries 7-10 Year Index unless the 50/50 Indicator was simultaneously triggered following the most recent triggering of the Underlying Component Indicator.
Once the Treasury Indicator has been triggered, the exposure of the Trendpilot Index will next change to be 100% to the Underlying Component if the Underlying Component Indicator is triggered, effective on the second business day following the date of the indicator. Once the Treasury Indicator has been triggered, the Trendpilot Index will not return to its 50/50 position unless the Underlying Component Indicator is first triggered, followed by the 50/50 Indicator being triggered.
Each Trendpilot Index aims to mitigate, to some extent, the volatility of the Underlying Component by tracking 3-Month US Treasury bills or the iBoxx USD Treasuries 7-10 Year Index (instead of the Underlying Component), as applicable, when the applicable Underlying Component is in a negative trend. Because the Underlying Component Indicator, 50/50 Indicator, and Treasury Indicator (collectively, the “Exposure Indicators”) for each Trendpilot Index operate independent of the Exposure Indicators for each other Trendpilot Index, the Fund of Funds Index may reflect Underlying Component exposure for each Trendpilot ETF, a mix of Underlying Component exposures and 3-Month US Treasury bills, or entirely 3-Month US Treasury bills for short or long periods of time. When the 50/50 Indicator or Treasury Indicator has been triggered for a particular Trendpilot ETF, the Fund of Funds Index will have reduced or no exposure, respectively, to the applicable Trendpilot ETF’s Underlying Component.
Special Indicator. For each Trendpilot Equity Index, in the event the Underlying Component closes 20% above or 20% below its 200-day simple moving average, the Trendpilot Equity Index will change exposures effective at the end of the following business day to its 50/50 Exposure. This new exposure (the “Special Exposure”) will continue until the applicable Underlying Component Indicator, 50/50 Indicator, or Treasury Indicator is triggered.
The Fund’s Investment Strategy
Under normal circumstances, at least 80% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Fund of Funds Index (i.e., the Trendpilot ETFs). The Adviser expects that, over time, the correlation between the Fund’s performance and that of the Fund of Funds Index, before fees and expenses, will be 95% or better.
The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it will invest in all of the component securities of the Index in the same approximate proportion as in the Index.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, at least 80% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Fund of Funds Index (i.e., the Trendpilot ETFs).
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the Fund. The bar chart shows the Fund’s performance (based on NAV) for calendar years ended December 31. The table shows how the Fund’s average annual returns for the one year and since inception periods compared with those of the Index and a broad measure of market performance. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.PacerETFs.com or by calling the Fund toll-free at 1-800-617-0004.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-617-0004
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.PacerETFs.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Return as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
For the year-to-date period ended June 30, 2024, the Fund’s total return was 7.50%. During the period of time shown in the bar chart, the Fund’s highest return for a calendar quarter was 12.48% (quarter ended December 31, 2020) and the Fund’s lowest return for a calendar quarter was -13.36% (quarter ended March 31, 2020).

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date period ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.50%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.48%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.36%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns(for the periods ended December 31, 2023)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.

Pacer Trendpilot Fund of Funds ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	You can lose money on your investment in the Fund.
Pacer Trendpilot Fund of Funds ETF | Calculation Methodology Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Calculation Methodology Risk. The Index relies directly or indirectly on various sources of information to assess the criteria of issuers included in the Index, including information that may be based on assumptions and estimates. Neither the Fund, the Index Provider, or the Adviser can offer assurances that the Index’s calculation methodology or sources of information will provide an accurate assessment of included components or a correct valuation of securities, nor can they guarantee the availability or timeliness of the production of the Index.
Pacer Trendpilot Fund of Funds ETF | Currency Exchange Rate Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Currency Exchange Rate Risk. The Fund’s assets may include exposure to investments denominated in non-U.S. currencies or in securities or other assets that provide exposure to such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.
Pacer Trendpilot Fund of Funds ETF | Equity Market Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.
Pacer Trendpilot Fund of Funds ETF | ETF Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	ETF Risks. The Fund is an ETF and, as a result of an ETF’s structure, is exposed to the following risks:
◦Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.
◦Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs.
◦Trading. Although shares of the Fund are listed for trading on a national securities exchange, such as NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund, and this could lead to differences between the market price of the shares of the Fund and the underlying value of those shares.

Pacer Trendpilot Fund of Funds ETF | ETF Risks, Authorized Participants ("AP"), Market Makers, And Liquidity Providers Concentration Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Pacer Trendpilot Fund of Funds ETF | ETF Risks, Costs Of Buying Or Selling Shares Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.
Pacer Trendpilot Fund of Funds ETF | ETF Risks, Shares Of The Fund May Trade At Prices Other Than NAV Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs.
Pacer Trendpilot Fund of Funds ETF | ETF Risks, Trading Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Trading. Although shares of the Fund are listed for trading on a national securities exchange, such as NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund, and this could lead to differences between the market price of the shares of the Fund and the underlying value of those shares.
Pacer Trendpilot Fund of Funds ETF | Fixed Income Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Fixed Income Risk. Generally, the value of fixed income securities will change inversely with changes in interest rates. As interest rates rise, the market value of fixed income securities tends to decrease. Conversely, as interest rates fall, the market value of fixed income securities tends to increase. This risk will be greater for long-term securities than for short-term securities. In recent periods, governmental financial regulators, including the U.S. Federal Reserve, have taken steps to increase interest rates. Changes in government intervention may have adverse effects on investments, volatility, and the liquidity of debt markets.
Pacer Trendpilot Fund of Funds ETF | Foreign Securities Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments. Foreign securities held by the Fund may trade on markets that are closed when U.S. markets are open, which may lead to a difference in the value of the Fund and the underlying foreign securities.
Pacer Trendpilot Fund of Funds ETF | Government Obligations Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Government Obligations Risk. The Fund may invest in securities issued by the U.S. government. There can be no guarantee that the United States will be able to meet its payment obligations with respect to such securities. Additionally, market prices and yields of securities supported by the full faith and credit of the U.S. government may decline or be negative for short or long periods of time.
Pacer Trendpilot Fund of Funds ETF | High Yield Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	High Yield Risk. High yield securities (or “junk bonds”) entail greater risk of loss of principal because of their greater exposure to credit risk. High yield debt obligations are speculative investments and may also be less liquid than higher quality securities, and may cause income and principal losses for the Fund. The market for high yield securities is generally thinner and less active than the market for higher quality securities. If there is a “flight to safety,” the market’s perception of “high yield” securities may turn negative, and these types of securities may become classified as “high risk.” Consequently, high yield securities and loans entail greater risk of loss of principal than securities and loans that are investment grade rated. Investment in or exposure to high yield (lower rated) debt instruments (also known as “junk bonds”) may involve greater levels of interest rate, credit, liquidity and valuation risk than for higher rated instruments. High yield debt instruments may be sensitive to economic changes, political changes, or adverse developments specific to a company.
Pacer Trendpilot Fund of Funds ETF | Large-Capitalization Investing Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Large-Capitalization Investing Risk. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of large-capitalization companies underperform securities of smaller-capitalization companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.
Pacer Trendpilot Fund of Funds ETF | Mid-Capitalization Investing Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Mid-Capitalization Investing Risk. The Fund may invest in the securities of mid-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of mid-capitalization companies underperform securities of other capitalization ranges or the market as a whole. Securities of smaller companies trade in smaller volumes and are often more vulnerable to market volatility than securities of larger companies.
Pacer Trendpilot Fund of Funds ETF | Other Investment Companies Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Other Investment Companies Risk. The Fund primarily invests in other ETFs and will incur higher and duplicative expenses as a result of such investments. There is also the risk that the Fund may suffer losses due to the investment practices of the underlying funds. When the Fund invests in other investment companies, the Fund will be subject to substantially the same risks as those associated with the direct ownership of securities held by such investment companies. Investments in ETFs are also subject to the “ETF Risks” described above.
Pacer Trendpilot Fund of Funds ETF | Passive Investment Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Passive Investment Risk. The Fund is not actively managed and the Adviser would not sell a security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Index or the selling of shares of that security is otherwise required upon a reconstitution of the Index in accordance with the Index methodology. The Fund invests in securities included in the Index, regardless of their investment merits. The Fund does not take defensive positions under any market conditions, including conditions that are adverse to the performance of the Fund.
Pacer Trendpilot Fund of Funds ETF | Tracking Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Tracking Risk. The Fund’s return may not track the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index. In addition, when the Fund uses a representative sampling approach, the Fund may not be as well correlated with the return of the Index as when the Fund purchases all of the securities in the Index in the proportions in which they are represented in the Index. To the extent the Fund calculates its NAV based on fair value prices and the value of the Index is based on securities’ closing prices on local foreign markets (i.e., the value of the Index is not based on fair value prices), the Fund’s ability to track the Index may be adversely affected.
Pacer Trendpilot Fund of Funds ETF | Trend Lag Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Trend Lag Risk. At least six consecutive trading days will elapse after the applicable Equity Component first drops below its historical 200-day simple moving average (or conversely, first moves above such average) before a Trendpilot Index will switch from tracking the Equity Component to 3-Month US Treasury bills (or conversely, from 3-Month US Treasury bills to the Equity Component). As a result, if the Equity Component is in an overall positive trend, the Trendpilot Index and consequently the Fund of Funds Index and the Fund may be adversely affected by a downward trend and/or volatility in the Equity Component for up to six consecutive trading days (or conversely, if the Equity Component is in an overall negative trend, the Trendpilot Index and consequently the Fund of Funds Index and the Fund may not benefit from an upward trend and/or volatility in the Equity Component for up to six consecutive trading days). Accordingly, the methodology employed by each Trendpilot Index does not eliminate exposure to downward trends and/or volatility in the Equity Component and does not provide immediate exposure to upward trends and/or volatility in the Equity Component.
Pacer Trendpilot Fund of Funds ETF | Pacer Trendpilot Fund of Funds Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	Pacer Trendpilot Fund of Funds Index(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	16.97%
Since Inception	rr_AverageAnnualReturnSinceInception	5.96%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 03, 2019
Pacer Trendpilot Fund of Funds ETF | S&P 1200 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	S&P 1200 Index(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	23.38%
Since Inception	rr_AverageAnnualReturnSinceInception	10.43%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 03, 2019
Pacer Trendpilot Fund of Funds ETF | Pacer Trendpilot Fund of Funds ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	TRND
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.15%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.62%	[3]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.77%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 79
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	246
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	428
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 954
Annual Return 2020	rr_AnnualReturn2020	4.72%
Annual Return 2021	rr_AnnualReturn2021	12.85%
Annual Return 2022	rr_AnnualReturn2022	(15.17%)
Annual Return 2023	rr_AnnualReturn2023	16.40%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	16.40%
Since Inception	rr_AverageAnnualReturnSinceInception	4.90%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 03, 2019
Pacer Trendpilot Fund of Funds ETF | Pacer Trendpilot Fund of Funds ETF | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	15.45%
Since Inception	rr_AverageAnnualReturnSinceInception	4.43%
Pacer Trendpilot Fund of Funds ETF | Pacer Trendpilot Fund of Funds ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	9.92%
Since Inception	rr_AverageAnnualReturnSinceInception	3.68%
Pacer US Cash Cows 100 ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Pacer US Cash Cows 100 ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The Pacer US Cash Cows 100 ETF (the “Fund”) is an exchange traded fund (“ETF”) that seeks to track the total return performance, before fees and expenses, of the Pacer US Cash Cows 100 Index (the “Index”).

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal year ended April 30, 2024, the Fund’s portfolio turnover rate was 77% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	77.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund employs a “passive management” (or indexing) investment approach designed to track the total return performance, before fees and expenses, of the Index. The Index is based on a proprietary methodology developed and maintained by Index Design Group (the “Index Provider”), an affiliate of Pacer Advisors, Inc., the Fund’s investment adviser (the “Adviser”).
The Index

The Index uses an objective, rules-based methodology to provide exposure to large and mid-capitalization U.S. companies with high free cash flow yields. Companies with high free cash flow yields are commonly referred to as “cash cows”.
Free Cash Flow (FCF): A company’s cash flow from operations minus capital expenditures.
Enterprise Value (EV): A company’s market capitalization plus its debt and minus its cash and cash equivalents.
Free Cash Flow Yield: FCF / EV

The initial index universe is derived from the component companies of the Russell 1000® Index. The initial universe of companies is screened based on their average projected free cash flows and earnings (if available) over each of the next two fiscal years. Companies with no forward year estimates available for free cash flows or earnings will remain in the Index universe. Companies with negative average projected free cash flows or earnings are removed from the Index universe. Additionally, financial companies, other than real estate investment trusts (“REITs”), are excluded from the Index universe.

The remaining companies are ranked by their free cash flow yield for the trailing twelve month period. The equity securities of the 100 companies with the highest free cash flow yield are included in the Index.
At the time of each rebalance of the Index, the companies included in the Index are weighted in proportion to their trailing twelve month free cash flow, and weightings are capped at 2% of the weight of the Index for any individual company. The Index is reconstituted and rebalanced quarterly as of the close of business on the 3rd Friday of March, June, September, and December based on data as of the 1st Friday of the applicable rebalance month.
The Fund’s Investment Strategy
Under normal circumstances, at least 80% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index. The Adviser expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better.
The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it will invest in all of the component securities of the Index in the same approximate proportion as in the Index.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, at least 80% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund. The bar chart shows the Fund’s performance (based on NAV) for calendar years ended December 31. The table shows how the Fund’s average annual returns for the one year, five year, and since inception periods compared with those of the Index and a broad measure of market performance. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.PacerETFs.com or by calling the Fund toll-free at 1-800-617-0004.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-617-0004
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.PacerETFs.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Return as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
For the year-to-date period ended June 30, 2024, the Fund’s total return was 5.81%. During the period of time shown in the bar chart, the Fund’s highest return for a calendar quarter was 21.60% (quarter ended March 31, 2021) and the Fund’s lowest return for a calendar quarter was -27.76% (quarter ended March 31, 2020).

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date period ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.81%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2021
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.60%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.76%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns(for the periods ended December 31, 2023)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
Pacer US Cash Cows 100 ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	You can lose money on your investment in the Fund.
Pacer US Cash Cows 100 ETF | Calculation Methodology Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Calculation Methodology Risk. The Index relies directly or indirectly on various sources of information to assess the criteria of issuers included in the Index, including information that may be based on assumptions and estimates. Neither the Fund, the Index Provider, or the Adviser can offer assurances that the Index’s calculation methodology or sources of information will provide an accurate assessment of included components or a correct valuation of securities, nor can they guarantee the availability or timeliness of the production of the Index.
Pacer US Cash Cows 100 ETF | Concentration Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Concentration Risk. If the Index concentrates in an industry or group of industries, the Fund’s investments may be concentrated accordingly. In such event, the value of the Fund’s shares may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries. In addition, at times, an industry or group of industries in which the Fund is concentrated may be out of favor and underperform other industries or groups of industries.
Pacer US Cash Cows 100 ETF | Equity Market Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.
Pacer US Cash Cows 100 ETF | ETF Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	ETF Risks. The Fund is an ETF and, as a result of an ETF’s structure, is exposed to the following risks:
◦Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.
◦Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant. Shares of the Fund will be bought and sold in the secondary market at market prices.
◦Trading. Although shares of the Fund are listed for trading on a national securities exchange, such as Cboe BZX Exchange, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund, and this could lead to differences between the market price of the shares of the Fund and the underlying value of those shares.

Pacer US Cash Cows 100 ETF | ETF Risks, Authorized Participants ("AP"), Market Makers, And Liquidity Providers Concentration Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
Pacer US Cash Cows 100 ETF | ETF Risks, Costs Of Buying Or Selling Shares Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.
Pacer US Cash Cows 100 ETF | ETF Risks, Shares Of The Fund May Trade At Prices Other Than NAV Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant. Shares of the Fund will be bought and sold in the secondary market at market prices.
Pacer US Cash Cows 100 ETF | ETF Risks, Trading Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Trading. Although shares of the Fund are listed for trading on a national securities exchange, such as Cboe BZX Exchange, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund, and this could lead to differences between the market price of the shares of the Fund and the underlying value of those shares.
Pacer US Cash Cows 100 ETF | High Portfolio Turnover Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	High Portfolio Turnover Risk. At times, the Fund may have a portfolio turnover rate substantially greater than 100%. A high portfolio turnover rate would result in correspondingly greater transaction expenses, including brokerage commissions, dealer mark ups and other transaction costs, on the sale of securities and on reinvestment in other securities and may result in reduced performance and the distribution to shareholders of additional capital gains for tax purposes. These factors may negatively affect the Fund’s performance.
Pacer US Cash Cows 100 ETF | Large-Capitalization Investing Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Large-Capitalization Investing Risk. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of large-capitalization companies underperform securities of smaller-capitalization companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.
Pacer US Cash Cows 100 ETF | Mid-Capitalization Investing Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Mid-Capitalization Investing Risk. The Fund may invest in the securities of mid-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of mid-capitalization companies underperform securities of other capitalization ranges or the market as a whole. Securities of smaller companies trade in smaller volumes and are often more vulnerable to market volatility than securities of larger companies.
Pacer US Cash Cows 100 ETF | Passive Investment Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Passive Investment Risk. The Fund is not actively managed and the Adviser would not sell a security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Index or the selling of shares of that security is otherwise required upon a reconstitution of the Index in accordance with the Index methodology. The Fund invests in securities included in the Index, regardless of their investment merits. The Fund does not take defensive positions under any market conditions, including conditions that are adverse to the performance of the Fund.
Pacer US Cash Cows 100 ETF | Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
◦Consumer Discretionary Sector Risk. The Fund may invest in companies in the consumer discretionary sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. The success of consumer product manufacturers and retailers is tied closely to the performance of domestic and international economies, interest rates, exchange rates, competition, consumer confidence, changes in demographics and consumer preferences. Companies in the consumer discretionary sector depend heavily on disposable household income and consumer spending, and may be strongly affected by social trends and marketing campaigns. These companies may be subject to severe competition, which may have an adverse impact on their profitability.
◦Energy Sector Risk. The Fund may invest in companies in the energy sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. The profitability of companies in the energy sector is related to worldwide energy prices, exploration, and production spending. The value of securities issued by companies in the energy sector may decline for many reasons, including, among others, changes in energy prices, government regulations, energy conservation efforts, natural disasters, and potential civil liabilities. Such companies are also subject to risks changes in economic conditions, as well as market and political risks of the countries where energy companies are located or do business.
◦Health Care Sector Risk. The Fund may invest in companies in the health care sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. Companies in the health care sector are subject to extensive government regulation and their profitability can be significantly affected by restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure (including price discounting), limited product lines and an increased emphasis on the delivery of healthcare through outpatient services.

Pacer US Cash Cows 100 ETF | Sector Risk, Consumer Discretionary Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Consumer Discretionary Sector Risk. The Fund may invest in companies in the consumer discretionary sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. The success of consumer product manufacturers and retailers is tied closely to the performance of domestic and international economies, interest rates, exchange rates, competition, consumer confidence, changes in demographics and consumer preferences. Companies in the consumer discretionary sector depend heavily on disposable household income and consumer spending, and may be strongly affected by social trends and marketing campaigns. These companies may be subject to severe competition, which may have an adverse impact on their profitability.
Pacer US Cash Cows 100 ETF | Sector Risk, Energy Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Energy Sector Risk. The Fund may invest in companies in the energy sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. The profitability of companies in the energy sector is related to worldwide energy prices, exploration, and production spending. The value of securities issued by companies in the energy sector may decline for many reasons, including, among others, changes in energy prices, government regulations, energy conservation efforts, natural disasters, and potential civil liabilities. Such companies are also subject to risks changes in economic conditions, as well as market and political risks of the countries where energy companies are located or do business.

Pacer US Cash Cows 100 ETF | Sector Risk, Health Care Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Health Care Sector Risk. The Fund may invest in companies in the health care sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. Companies in the health care sector are subject to extensive government regulation and their profitability can be significantly affected by restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure (including price discounting), limited product lines and an increased emphasis on the delivery of healthcare through outpatient services.
Pacer US Cash Cows 100 ETF | Style Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Style Risk. The Fund’s emphasis on dividend-paying stocks involves the risk that such stocks may fall out of favor with investors and underperform the market. Also, a company may reduce or eliminate its dividend, which may have a negative impact on the Fund’s performance.
Pacer US Cash Cows 100 ETF | Tracking Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Tracking Risk. The Fund’s return may not track the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index. In addition, when the Fund uses a representative sampling approach, the Fund may not be as well correlated with the return of the Index as when the Fund purchases all of the securities in the Index in the proportions in which they are represented in the Index.
Pacer US Cash Cows 100 ETF | Pacer US Cash Cows 100 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	Pacer US Cash Cows 100 Index(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	15.39%
5 Years	rr_AverageAnnualReturnYear05	18.15%
Since Inception	rr_AverageAnnualReturnSinceInception	13.79%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 16, 2016
Pacer US Cash Cows 100 ETF | Russell 1000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	Russell 1000® Index(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	26.53%
5 Years	rr_AverageAnnualReturnYear05	15.52%
Since Inception	rr_AverageAnnualReturnSinceInception	13.01%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 16, 2016
Pacer US Cash Cows 100 ETF | Russell 1000® Value Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	Russell 1000® Value Index(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	11.46%
5 Years	rr_AverageAnnualReturnYear05	10.91%
Since Inception	rr_AverageAnnualReturnSinceInception	8.17%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 16, 2016
Pacer US Cash Cows 100 ETF | Pacer US Cash Cows 100 ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	COWZ
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.49%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.49%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 50
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	157
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	274
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 616
Annual Return 2017	rr_AnnualReturn2017	19.53%
Annual Return 2018	rr_AnnualReturn2018	(9.30%)
Annual Return 2019	rr_AnnualReturn2019	23.21%
Annual Return 2020	rr_AnnualReturn2020	11.58%
Annual Return 2021	rr_AnnualReturn2021	42.48%
Annual Return 2022	rr_AnnualReturn2022	0.25%
Annual Return 2023	rr_AnnualReturn2023	14.78%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	14.78%
5 Years	rr_AverageAnnualReturnYear05	17.65%
Since Inception	rr_AverageAnnualReturnSinceInception	13.32%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 16, 2016
Pacer US Cash Cows 100 ETF | Pacer US Cash Cows 100 ETF | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	14.22%
5 Years	rr_AverageAnnualReturnYear05	17.03%
Since Inception	rr_AverageAnnualReturnSinceInception	12.75%
Pacer US Cash Cows 100 ETF | Pacer US Cash Cows 100 ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	9.09%
5 Years	rr_AverageAnnualReturnYear05	14.18%
Since Inception	rr_AverageAnnualReturnSinceInception	10.74%
Pacer US Small Cap Cash Cows 100 ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Pacer US Small Cap Cash Cows 100 ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The Pacer US Small Cap Cash Cows 100 ETF (the “Fund”) is an exchange traded fund (“ETF”) that seeks to track the total return performance, before fees and expenses, of the Pacer US Small Cap Cash Cows Index (the “Index”).

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal year ended April 30, 2024, the Fund’s portfolio turnover rate was 108% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	108.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund employs a “passive management” (or indexing) investment approach designed to track the total return performance, before fees and expenses, of the Index. The Index is based on a proprietary methodology developed and maintained by Index Design Group (the “Index Provider”), an affiliate of Pacer Advisors, Inc., the Fund’s investment adviser (the “Adviser”).
The Index

The Index uses an objective, rules-based methodology to provide exposure to small-capitalization U.S. companies with high free cash flow yields. Companies with high free cash flow yields are commonly referred to as “cash cows”.
Free Cash Flow (FCF): A company’s cash flow from operations minus capital expenditures.
Enterprise Value (EV): A company’s market capitalization plus its debt and minus its cash and cash equivalents.
Free Cash Flow Yield: FCF / EV

The initial Index universe is derived from the component companies of the S&P Small Cap 600® Index. The initial universe of companies is screened based on their average projected free cash flows and earnings (if available) over each of the next two fiscal years. Companies for which information on their projected free cash flows or earnings is not available will remain in the Index universe. Companies with negative average projected free cash flows or earnings are removed from the Index universe. Additionally, financial companies, other than real estate investment trusts (“REITs”), are excluded from the Index universe.

The remaining companies are ranked by their free cash flow yield for the trailing twelve month period. The equity securities of the 100 companies with the highest free cash flow yield are included in the Index.
At the time of each rebalance of the Index, the companies included in the Index are weighted in proportion to their trailing twelve month free cash flow, and weightings are capped at 2% of the weight of the Index for any individual company. Weight above the 2% limitation is redistributed among the other Index constituents in proportion to their weights. As of June 30, 2024, the companies included in the Index had a market capitalization of $425 million to $6.5 billion. The Index is reconstituted and rebalanced quarterly as of the close of business on the 3nd Friday of March, June, September, and December based on data as of the 2nd Friday of the applicable rebalance month.
The Fund’s Investment Strategy
Under normal circumstances, at least 80% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index. The Adviser expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better.
The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it will invest in all of the component securities of the Index in the same approximate proportion as in the Index.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, at least 80% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the Fund. The bar chart shows the Fund’s performance (based on NAV) for calendar years ended December 31. The table shows how the Fund’s average annual returns for the one year, five year, and since inception periods compared with those of the Index and a broad measure of market performance. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.PacerETFs.com or by calling the Fund toll-free at 1-800-617-0004.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-617-0004
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.PacerETFs.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Return as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
For the year-to-date period ended June 30, 2024, the Fund’s total return was -8.89%. During the period of time shown in the bar chart, the Fund’s highest return for a calendar quarter was 35.33% (quarter ended June 30, 2020) and the Fund’s lowest return for a calendar quarter was -35.46% (quarter ended March 31, 2020).

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date period ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(8.89%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	35.33%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(35.46%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns(for the periods ended December 31, 2023)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
Pacer US Small Cap Cash Cows 100 ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	You can lose money on your investment in the Fund.
Pacer US Small Cap Cash Cows 100 ETF | Calculation Methodology Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Calculation Methodology Risk. The Index relies directly or indirectly on various sources of information to assess the criteria of issuers included in the Index, including information that may be based on assumptions and estimates. Neither the Fund, the Index Provider, or the Adviser can offer assurances that the Index’s calculation methodology or sources of information will provide an accurate assessment of included components or a correct valuation of securities, nor can they guarantee the availability or timeliness of the production of the Index.
Pacer US Small Cap Cash Cows 100 ETF | Concentration Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Concentration Risk. If the Index concentrates in an industry or group of industries, the Fund’s investments may be concentrated accordingly. In such event, the value of the Fund’s shares may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries. In addition, at times, an industry or group of industries in which the Fund is concentrated may be out of favor and underperform other industries or groups of industries.
Pacer US Small Cap Cash Cows 100 ETF | Equity Market Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.
Pacer US Small Cap Cash Cows 100 ETF | ETF Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	ETF Risks. The Fund is an ETF and, as a result of an ETF’s structure, is exposed to the following risks:
◦Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.
◦Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant. Shares of the Fund will be bought and sold in the secondary market at market prices.
◦Trading. Although shares of the Fund are listed for trading on a national securities exchange, such as Cboe BZX Exchange, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund, and this could lead to differences between the market price of the shares of the Fund and the underlying value of those shares.

Pacer US Small Cap Cash Cows 100 ETF | ETF Risks, Authorized Participants ("AP"), Market Makers, And Liquidity Providers Concentration Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
Pacer US Small Cap Cash Cows 100 ETF | ETF Risks, Costs Of Buying Or Selling Shares Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.
Pacer US Small Cap Cash Cows 100 ETF | ETF Risks, Shares Of The Fund May Trade At Prices Other Than NAV Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant. Shares of the Fund will be bought and sold in the secondary market at market prices.
Pacer US Small Cap Cash Cows 100 ETF | ETF Risks, Trading Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Trading. Although shares of the Fund are listed for trading on a national securities exchange, such as Cboe BZX Exchange, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund, and this could lead to differences between the market price of the shares of the Fund and the underlying value of those shares.
Pacer US Small Cap Cash Cows 100 ETF | High Portfolio Turnover Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	High Portfolio Turnover Risk. At times, the Fund may have a portfolio turnover rate substantially greater than 100%. A high portfolio turnover rate would result in correspondingly greater transaction expenses, including brokerage commissions, dealer mark ups and other transaction costs, on the sale of securities and on reinvestment in other securities and may result in reduced performance and the distribution to shareholders of additional capital gains for tax purposes. These factors may negatively affect the Fund’s performance.
Pacer US Small Cap Cash Cows 100 ETF | Passive Investment Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Passive Investment Risk. The Fund is not actively managed and the Adviser would not sell a security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Index or the selling of shares of that security is otherwise required upon a reconstitution of the Index in accordance with the Index methodology. The Fund invests in securities included in the Index, regardless of their investment merits. The Fund does not take defensive positions under any market conditions, including conditions that are adverse to the performance of the Fund.
Pacer US Small Cap Cash Cows 100 ETF | Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
◦Consumer Discretionary Sector Risk. The Fund may invest in companies in the consumer discretionary sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. The success of consumer product manufacturers and retailers is tied closely to the performance of domestic and international economies, interest rates, exchange rates, competition, consumer confidence, changes in demographics and consumer preferences. Companies in the consumer discretionary sector depend heavily on disposable household income and consumer spending, and may be strongly affected by social trends and marketing campaigns. These companies may be subject to severe competition, which may have an adverse impact on their profitability.
◦Health Care Sector Risk. The Fund may invest in companies in the health care sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. Companies in the health care sector are subject to extensive government regulation and their profitability can be significantly affected by restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure (including price discounting), limited product lines and an increased emphasis on the delivery of healthcare through outpatient services.
◦Industrials Sector Risk. The Fund may invest in companies in the industrials sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. The industrials sector may be affected by changes in the supply of and demand for products and services, product obsolescence, claims for environmental damage or product liability and general economic conditions, among other factors.
◦Information Technology Sector Risk.The Fund may invest in companies in the information technology sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. Market or economic factors impacting information technology companies and companies that rely heavily on technological advances could have a significant effect on the value of the Fund’s investments. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.
Pacer US Small Cap Cash Cows 100 ETF | Sector Risk, Communications Services Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Consumer Discretionary Sector Risk. The Fund may invest in companies in the consumer discretionary sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. The success of consumer product manufacturers and retailers is tied closely to the performance of domestic and international economies, interest rates, exchange rates, competition, consumer confidence, changes in demographics and consumer preferences. Companies in the consumer discretionary sector depend heavily on disposable household income and consumer spending, and may be strongly affected by social trends and marketing campaigns. These companies may be subject to severe competition, which may have an adverse impact on their profitability.
Pacer US Small Cap Cash Cows 100 ETF | Sector Risk, Health Care Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Health Care Sector Risk. The Fund may invest in companies in the health care sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. Companies in the health care sector are subject to extensive government regulation and their profitability can be significantly affected by restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure (including price discounting), limited product lines and an increased emphasis on the delivery of healthcare through outpatient services.
Pacer US Small Cap Cash Cows 100 ETF | Sector Risk, Industrials Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Industrials Sector Risk. The Fund may invest in companies in the industrials sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. The industrials sector may be affected by changes in the supply of and demand for products and services, product obsolescence, claims for environmental damage or product liability and general economic conditions, among other factors.
Pacer US Small Cap Cash Cows 100 ETF | Sector Risk, Information Technology Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Information Technology Sector Risk.The Fund may invest in companies in the information technology sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. Market or economic factors impacting information technology companies and companies that rely heavily on technological advances could have a significant effect on the value of the Fund’s investments. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.
Pacer US Small Cap Cash Cows 100 ETF | Small-Capitalization Companies Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Small-Capitalization Companies Risk. The equity securities of small-capitalization companies have historically been subject to greater investment risk than securities of larger companies. The prices of equity securities of small-capitalization companies tend to be more volatile and less liquid than the prices of equity securities of larger companies.
Pacer US Small Cap Cash Cows 100 ETF | Style Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Style Risk. The Fund’s emphasis on dividend-paying stocks involves the risk that such stocks may fall out of favor with investors and underperform the market. Also, a company may reduce or eliminate its dividend, which may have a negative impact on the Fund’s performance.
Pacer US Small Cap Cash Cows 100 ETF | Tracking Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Tracking Risk. The Fund’s return may not track the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index. In addition, when the Fund uses a representative sampling approach, the Fund may not be as well correlated with the return of the Index as when the Fund purchases all of the securities in the Index in the proportions in which they are represented in the Index.
Pacer US Small Cap Cash Cows 100 ETF | Pacer US Small Cap Cash Cows Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	Pacer US Small Cap Cash Cows Index(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	35.66%
5 Years	rr_AverageAnnualReturnYear05	17.81%
Since Inception	rr_AverageAnnualReturnSinceInception	12.56%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 16, 2017
Pacer US Small Cap Cash Cows 100 ETF | S&P SmallCap 600® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	S&P SmallCap 600® Index(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	16.05%
5 Years	rr_AverageAnnualReturnYear05	11.03%
Since Inception	rr_AverageAnnualReturnSinceInception	8.53%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 16, 2017
Pacer US Small Cap Cash Cows 100 ETF | S&P SmallCap 600® Value Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	S&P SmallCap 600® Value Index(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	14.89%
5 Years	rr_AverageAnnualReturnYear05	11.31%
Since Inception	rr_AverageAnnualReturnSinceInception	8.04%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 16, 2017
Pacer US Small Cap Cash Cows 100 ETF | Pacer US Small Cap Cash Cows 100 ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	CALF
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.59%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.59%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 60
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	189
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	329
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 738
Annual Return 2018	rr_AnnualReturn2018	(9.71%)
Annual Return 2019	rr_AnnualReturn2019	18.54%
Annual Return 2020	rr_AnnualReturn2020	16.31%
Annual Return 2021	rr_AnnualReturn2021	40.50%
Annual Return 2022	rr_AnnualReturn2022	(15.18%)
Annual Return 2023	rr_AnnualReturn2023	35.54%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	35.54%
5 Years	rr_AverageAnnualReturnYear05	17.37%
Since Inception	rr_AverageAnnualReturnSinceInception	12.20%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 16, 2017
Pacer US Small Cap Cash Cows 100 ETF | Pacer US Small Cap Cash Cows 100 ETF | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	35.10%
5 Years	rr_AverageAnnualReturnYear05	16.97%
Since Inception	rr_AverageAnnualReturnSinceInception	11.83%
Pacer US Small Cap Cash Cows 100 ETF | Pacer US Small Cap Cash Cows 100 ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	21.27%
5 Years	rr_AverageAnnualReturnYear05	14.01%
Since Inception	rr_AverageAnnualReturnSinceInception	9.80%
Pacer Global Cash Cows Dividend ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Pacer Global Cash Cows Dividend ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The Pacer Global Cash Cows Dividend ETF (the “Fund”) is an exchange traded fund (“ETF”) that seeks to track the total return performance, before fees and expenses, of the Pacer Global Cash Cows Dividend Index (the “Index”).

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal year ended April 30, 2024, the Fund’s portfolio turnover rate was 65% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	65.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund employs a “passive management” (or indexing) investment approach designed to track the total return performance, before fees and expenses, of the Index. The Index is based on a proprietary methodology developed and maintained by Index Design Group (the “Index Provider”), an affiliate of Pacer Advisors, Inc., the Fund’s investment adviser (the “Adviser”).
The Index

The Index uses an objective, rules-based methodology to provide exposure to global companies with high dividend yields backed by a high free cash flow yield.
Free Cash Flow (FCF): A company’s cash flow from operations minus capital expenditures.
Enterprise Value (EV): A company’s market capitalization plus its debt and minus its cash and cash equivalents.
Free Cash Flow Yield: FCF / EV

The initial index universe is derived from the component companies of the FTSE All-World Developed Large Cap Index. The initial universe of companies is screened based on their average projected free cash flows and earnings (if available) over each of the next two fiscal years. Companies with negative average projected free cash flows or earnings are removed from the Index universe. Additionally, financial companies, other than real estate investment trusts (“REITs”), are excluded from the Index universe.
The remaining companies are ranked by their free cash flow yield for the trailing twelve month period. The 300 companies with the highest free cash flow yield are then ranked by their dividend yield. The equity securities of the 100 companies with the highest dividend yield are included in the Index.
At the time of each rebalance of the Index, the companies included in the Index are weighted based on the aggregate amount of dividends distributed by each company for the trailing twelve month period, and weightings are capped at 2% of the weight of the Index for any individual company. The Index is reconstituted and rebalanced semi-annually as of the close of business on the 3rd Friday of June and December based on data as of the 1st Friday of the applicable rebalance month.
The Fund’s Investment Strategy
Under normal circumstances, at least 80% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities (e.g., depositary receipts). The Adviser expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better.
The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it will invest in all of the component securities of the Index in the same approximate proportion as in the Index.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, at least 80% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities (e.g., depositary receipts).
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the Fund. The bar chart shows the Fund’s performance (based on NAV) for calendar years ended December 31. The table shows how the Fund’s average annual returns for the one year, five year, and since inception periods compared with those of the Index and a broad measure of market performance. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.PacerETFs.com or by calling the Fund toll-free at 1-800-617-0004.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-617-0004
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.PacerETFs.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Return as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
For the year-to-date period ended June 30, 2024, the Fund’s total return was 1.49%. During the period of time shown in the bar chart, the Fund’s highest return for a calendar quarter was 20.08% (quarter ended December 31, 2022) and the Fund’s lowest return for a calendar quarter was -27.03% (quarter ended March 31, 2020).

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date period ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.49%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2022
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.08%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.03%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns(for the periods ended December 31, 2023)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
Pacer Global Cash Cows Dividend ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	You can lose money on your investment in the Fund.
Pacer Global Cash Cows Dividend ETF | Calculation Methodology Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Calculation Methodology Risk. The Index relies directly or indirectly on various sources of information to assess the criteria of issuers included in the Index, including information that may be based on assumptions and estimates. Neither the Fund, the Index Provider, or the Adviser can offer assurances that the Index’s calculation methodology or sources of information will provide an accurate assessment of included components or a correct valuation of securities, nor can they guarantee the availability or timeliness of the production of the Index.
Pacer Global Cash Cows Dividend ETF | Concentration Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Concentration Risk. If the Index concentrates in an industry or group of industries, the Fund’s investments may be concentrated accordingly. In such event, the value of the Fund’s shares may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries. In addition, at times, an industry or group of industries in which the Fund is concentrated may be out of favor and underperform other industries or groups of industries.
Pacer Global Cash Cows Dividend ETF | Currency Exchange Rate Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Currency Exchange Rate Risk. The Fund’s assets may include investments denominated in non-U.S. currencies, such as the euro, or in securities or other assets that provide exposure to such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.
Pacer Global Cash Cows Dividend ETF | Equity Market Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.
Pacer Global Cash Cows Dividend ETF | ETF Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	ETF Risks. The Fund is an ETF and, as a result of an ETF’s structure, is exposed to the following risks:
◦Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.
◦Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs.
◦Trading. Although shares of the Fund are listed for trading on a national securities exchange, such as Cboe BZX Exchange, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund, and this could lead to differences between the market price of the shares of the Fund and the underlying value of those shares.

Pacer Global Cash Cows Dividend ETF | ETF Risks, Authorized Participants ("AP"), Market Makers, And Liquidity Providers Concentration Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Pacer Global Cash Cows Dividend ETF | ETF Risks, Costs Of Buying Or Selling Shares Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.
Pacer Global Cash Cows Dividend ETF | ETF Risks, Shares Of The Fund May Trade At Prices Other Than NAV Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs.
Pacer Global Cash Cows Dividend ETF | ETF Risks, Trading Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Trading. Although shares of the Fund are listed for trading on a national securities exchange, such as Cboe BZX Exchange, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund, and this could lead to differences between the market price of the shares of the Fund and the underlying value of those shares.
Pacer Global Cash Cows Dividend ETF | Foreign Securities Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments. Foreign securities held by the Fund may trade on markets that are closed when U.S. markets are open, which may lead to a difference in the value of the Fund and the underlying foreign securities.
Pacer Global Cash Cows Dividend ETF | Geographic Concentration Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Geographic Concentration Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.
Pacer Global Cash Cows Dividend ETF | Large-Capitalization Investing Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Large-Capitalization Investing Risk. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of large-capitalization companies underperform securities of smaller-capitalization companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.
Pacer Global Cash Cows Dividend ETF | Passive Investment Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Passive Investment Risk. The Fund is not actively managed and the Adviser would not sell a security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Index or the selling of shares of that security is otherwise required upon a reconstitution of the Index in accordance with the Index methodology. The Fund invests in securities included in the Index, regardless of their investment merits. The Fund does not take defensive positions under any market conditions, including conditions that are adverse to the performance of the Fund.
Pacer Global Cash Cows Dividend ETF | Style Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Style Risk. The Fund’s emphasis on dividend-paying stocks involves the risk that such stocks may fall out of favor with investors and underperform the market. Also, a company may reduce or eliminate its dividend, which may have a negative impact on the Fund’s performance.
Pacer Global Cash Cows Dividend ETF | Tracking Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Tracking Risk. The Fund’s return may not track the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index. In addition, when the Fund uses a representative sampling approach, the Fund may not be as well correlated with the return of the Index as when the Fund purchases all of the securities in the Index in the proportions in which they are represented in the Index. To the extent the Fund calculates its NAV based on fair value prices and the value of the Index is based on securities’ closing prices on local foreign markets (i.e., the value of the Index is not based on fair value prices), the Fund’s ability to track the Index may be adversely affected.
Pacer Global Cash Cows Dividend ETF | Pacer Global Cash Cows Dividend Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	Pacer Global Cash Cows Dividend Index(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Years	rr_AverageAnnualReturnYear05	10.12%
Since Inception	rr_AverageAnnualReturnSinceInception	9.39%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 22, 2016
Pacer Global Cash Cows Dividend ETF | FTSE All-World Developed Large-Cap Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	FTSE All-World Developed Large-Cap Index(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	26.11%
5 Years	rr_AverageAnnualReturnYear05	13.66%
Since Inception	rr_AverageAnnualReturnSinceInception	12.30%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 22, 2016
Pacer Global Cash Cows Dividend ETF | MSCI World Value Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	MSCI World Value Index(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	11.51%
5 Years	rr_AverageAnnualReturnYear05	8.87%
Since Inception	rr_AverageAnnualReturnSinceInception	8.52%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 22, 2016
Pacer Global Cash Cows Dividend ETF | Pacer Global Cash Cows Dividend ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GCOW
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.60%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 61
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	192
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	335
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 750
Annual Return 2017	rr_AnnualReturn2017	20.63%
Annual Return 2018	rr_AnnualReturn2018	(7.56%)
Annual Return 2019	rr_AnnualReturn2019	17.53%
Annual Return 2020	rr_AnnualReturn2020	(4.07%)
Annual Return 2021	rr_AnnualReturn2021	13.86%
Annual Return 2022	rr_AnnualReturn2022	6.09%
Annual Return 2023	rr_AnnualReturn2023	13.69%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	13.69%
5 Years	rr_AverageAnnualReturnYear05	9.14%
Since Inception	rr_AverageAnnualReturnSinceInception	8.43%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 22, 2016
Pacer Global Cash Cows Dividend ETF | Pacer Global Cash Cows Dividend ETF | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	12.58%
5 Years	rr_AverageAnnualReturnYear05	8.16%
Since Inception	rr_AverageAnnualReturnSinceInception	7.59%
Pacer Global Cash Cows Dividend ETF | Pacer Global Cash Cows Dividend ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	9.37%
5 Years	rr_AverageAnnualReturnYear05	7.26%
Since Inception	rr_AverageAnnualReturnSinceInception	6.79%
Pacer Developed Markets International Cash Cows 100 ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Pacer Developed Markets International Cash Cows 100 ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The Pacer Developed Markets International Cash Cows 100 ETF (the “Fund”) is an exchange traded fund (“ETF”) that seeks to track the total return performance, before fees and expenses, of the Pacer Developed Markets International Cash Cows 100 Index (the “Index”).

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal year ended April 30, 2024, the Fund’s portfolio turnover rate was 67% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	67.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund employs a “passive management” (or indexing) investment approach designed to track the total return performance, before fees and expenses, of the Index. The Index is based on a proprietary methodology developed and maintained by Index Design Group (the “Index Provider”), an affiliate of Pacer Advisors, Inc., the Fund’s investment adviser (the “Adviser”).
The Index

The Index uses an objective, rules-based methodology to provide exposure to large and mid-capitalization non-U.S. companies in developed markets with high free cash flow yields. Companies with high free cash flow yields are commonly referred to as “cash cows”.
Free Cash Flow (FCF): A company’s cash flow from operations minus capital expenditures.
Enterprise Value (EV): A company’s market capitalization plus its debt and minus its cash and cash equivalents.
Free Cash Flow Yield: FCF / EV

The initial index universe is derived from the component companies of the FTSE Developed ex US Index. The initial universe of companies is screened based on their average projected free cash flows and earnings (if available) over each of the next two fiscal years. Companies with no forward year estimates available for free cash flows or earnings will remain in the Index universe. Companies with negative average projected free cash flows or earnings are removed from the Index universe. Additionally, financial companies, other than real estate investment trusts (“REITs”), and companies with a market capitalization of less than $3 billion are excluded from the Index universe.
The remaining companies are ranked by their average daily trading value (“ADTV”) for the prior three months. The 500 companies with the highest ADTV are then ranked by their free cash flow yield for the trailing twelve month period. The equity securities of the 100 companies with the highest free cash flow yield are included in the Index.
At the time of each rebalance of the Index, the companies included in the Index are weighted in proportion to their trailing twelve month free cash flow, and weightings are capped at 2% of the weight of the Index for any individual company. As of June 30, 2024, the Index did not have significant exposure to companies in any countries, and the companies included in the Index had a market capitalization of $1 billion to $241.3 billion. The Index is reconstituted and rebalanced semi-annually as of the close of business on the 3rd Friday of June and December based on data as of the 1st Friday of the applicable rebalance month.
The Fund’s Investment Strategy
Under normal circumstances, at least 80% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities (e.g., depositary receipts). The Adviser expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better.
The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it will invest in all of the component securities of the Index in the same approximate proportion as in the Index.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, at least 80% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities (e.g., depositary receipts).
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the Fund. The bar chart shows the Fund’s performance (based on NAV) for calendar years ended December 31. The table shows how the Fund’s average annual returns for the one year, five year, and since inception periods compared with those of the Index and a broad measure of market performance. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.PacerETFs.com or by calling the Fund toll-free at 1-800-617-0004.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-617-0004
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.PacerETFs.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Return as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
For the year-to-date period ended June 30, 2024, the Fund’s total return was 0.16%. During the period of time shown in the bar chart, the Fund’s highest return for a calendar quarter was 24.37% (quarter ended December 31, 2020) and the Fund’s lowest return for a calendar quarter was -28.31% (quarter ended March 31, 2020).

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date period ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.16%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.37%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.31%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns(for the periods ended December 31, 2023)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.

Pacer Developed Markets International Cash Cows 100 ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	You can lose money on your investment in the Fund.
Pacer Developed Markets International Cash Cows 100 ETF | Calculation Methodology Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Calculation Methodology Risk. The Index relies directly or indirectly on various sources of information to assess the criteria of issuers included in the Index, including information that may be based on assumptions and estimates. Neither the Fund, the Index Provider, or the Adviser can offer assurances that the Index’s calculation methodology or sources of information will provide an accurate assessment of included components or a correct valuation of securities, nor can they guarantee the availability or timeliness of the production of the Index.
Pacer Developed Markets International Cash Cows 100 ETF | Concentration Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Concentration Risk. If the Index concentrates in an industry or group of industries, the Fund’s investments may be concentrated accordingly. In such event, the value of the Fund’s shares may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries. In addition, at times, an industry or group of industries in which the Fund is concentrated may be out of favor and underperform other industries or groups of industries.
Pacer Developed Markets International Cash Cows 100 ETF | Currency Exchange Rate Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Currency Exchange Rate Risk. The Fund’s assets may include investments denominated in non-U.S. currencies, such as the euro, or in securities or other assets that provide exposure to such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.
Pacer Developed Markets International Cash Cows 100 ETF | Equity Market Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.
Pacer Developed Markets International Cash Cows 100 ETF | ETF Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	ETF Risks. The Fund is an ETF and, as a result of an ETF’s structure, is exposed to the following risks:
◦Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.
◦Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs.
◦Trading. Although shares of the Fund are listed for trading on a national securities exchange, such as Cboe BZX Exchange, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund, and this could lead to differences between the market price of the shares of the Fund and the underlying value of those shares.
Pacer Developed Markets International Cash Cows 100 ETF | ETF Risks, Authorized Participants ("AP"), Market Makers, And Liquidity Providers Concentration Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
Pacer Developed Markets International Cash Cows 100 ETF | ETF Risks, Costs Of Buying Or Selling Shares Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.
Pacer Developed Markets International Cash Cows 100 ETF | ETF Risks, Shares Of The Fund May Trade At Prices Other Than NAV Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs.
Pacer Developed Markets International Cash Cows 100 ETF | ETF Risks, Trading Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Trading. Although shares of the Fund are listed for trading on a national securities exchange, such as Cboe BZX Exchange, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund, and this could lead to differences between the market price of the shares of the Fund and the underlying value of those shares.
Pacer Developed Markets International Cash Cows 100 ETF | Foreign Securities Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments. Foreign securities held by the Fund may trade on markets that are closed when U.S. markets are open, which may lead to a difference in the value of the Fund and the underlying foreign securities.
Pacer Developed Markets International Cash Cows 100 ETF | Geographic Concentration Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Risks Related to Investing in Europe. The Fund is more exposed to the economic and political risks of Europe and of the European countries in which it invests than funds whose investments are more geographically diversified. Adverse economic and political events in Europe may cause the Fund’s investments to decline in value. The economies and markets of European countries are often closely connected and interdependent, and events in one country in Europe can have an adverse impact on other European countries. The Fund makes investments in securities of issuers that are domiciled in, or have significant operations in, member countries of the European Union (the “EU”) that are subject to economic and monetary controls that can adversely affect the Fund’s investments. The European financial markets have experienced volatility and adverse trends in recent years and these events have adversely affected the exchange rate of the euro and may continue to significantly affect other European countries. Decreasing imports or exports, changes in governmental or EU regulations on trade, changes in the exchange rate of the euro, the default or threat of default by an EU member country on its sovereign debt, and/or an economic recession in an EU member country may have a significant adverse effect on the economies of EU member countries and their trading partners, including some or all of the European countries in which the Fund invests.
The risks of investing in the United Kingdom (UK) have been heightened as a result of Brexit, the formal steps taken by the United Kingdom to exit the EU, which has resulted in increased volatility and triggered political, economic, and legal uncertainty. Although the UK has formally left the EU, uncertainty remains as to the long-term consequences of Brexit and issuers in the UK may experience lower growth as a result.
Pacer Developed Markets International Cash Cows 100 ETF | Geographic Concentration Risk, Risks Related To Investing In Europe Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Geographic Concentration Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region. Because the Index constituents are a subset of those of the FTSE Developed ex US Index, the geographic concentrations of the Index, and consequently the Fund, may be different than those of the broader FTSE Developed ex US Index.
◦Risks Related to Investing in Europe. The Fund is more exposed to the economic and political risks of Europe and of the European countries in which it invests than funds whose investments are more geographically diversified. Adverse economic and political events in Europe may cause the Fund’s investments to decline in value. The economies and markets of European countries are often closely connected and interdependent, and events in one country in Europe can have an adverse impact on other European countries. The Fund makes investments in securities of issuers that are domiciled in, or have significant operations in, member countries of the European Union (the “EU”) that are subject to economic and monetary controls that can adversely affect the Fund’s investments. The European financial markets have experienced volatility and adverse trends in recent years and these events have adversely affected the exchange rate of the euro and may continue to significantly affect other European countries. Decreasing imports or exports, changes in governmental or EU regulations on trade, changes in the exchange rate of the euro, the default or threat of default by an EU member country on its sovereign debt, and/or an economic recession in an EU member country may have a significant adverse effect on the economies of EU member countries and their trading partners, including some or all of the European countries in which the Fund invests.
The risks of investing in the United Kingdom (UK) have been heightened as a result of Brexit, the formal steps taken by the United Kingdom to exit the EU, which has resulted in increased volatility and triggered political, economic, and legal uncertainty. Although the UK has formally left the EU, uncertainty remains as to the long-term consequences of Brexit and issuers in the UK may experience lower growth as a result.
◦Risks Related to Investing in Japan. A significant portion of the Fund’s assets may be invested in Japanese securities. To the extent the Fund invests in Japanese securities, it will be subject to risks related to investing in Japan. The Japanese economy may be subject to considerable degrees of economic, political and social instability, which could have a negative impact on Japanese securities. Since the year 2000, Japan’s economic growth rate has remained relatively low and it may remain low in the future. In addition, Japan is subject to the risk of natural disasters, such as earthquakes, volcanoes, typhoons and tsunamis. Additionally, decreasing U.S. imports, new trade regulations, changes in the U.S. dollar exchange rates, a recession in the United States or continued increases in foreclosure rates may have an adverse impact on the economy of Japan. Japan also has few natural resources, and any fluctuation or shortage in the commodity markets could have a negative impact on Japanese securities.
Pacer Developed Markets International Cash Cows 100 ETF | Geographic Concentration Risk, Risks Related To Investing In Japan Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Risks Related to Investing in Japan. A significant portion of the Fund’s assets may be invested in Japanese securities. To the extent the Fund invests in Japanese securities, it will be subject to risks related to investing in Japan. The Japanese economy may be subject to considerable degrees of economic, political and social instability, which could have a negative impact on Japanese securities. Since the year 2000, Japan’s economic growth rate has remained relatively low and it may remain low in the future. In addition, Japan is subject to the risk of natural disasters, such as earthquakes, volcanoes, typhoons and tsunamis. Additionally, decreasing U.S. imports, new trade regulations, changes in the U.S. dollar exchange rates, a recession in the United States or continued increases in foreclosure rates may have an adverse impact on the economy of Japan. Japan also has few natural resources, and any fluctuation or shortage in the commodity markets could have a negative impact on Japanese securities.
Pacer Developed Markets International Cash Cows 100 ETF | High Portfolio Turnover Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	High Portfolio Turnover Risk. At times, the Fund may have a portfolio turnover rate substantially greater than 100%. A high portfolio turnover rate would result in correspondingly greater transaction expenses, including brokerage commissions, dealer mark ups and other transaction costs, on the sale of securities and on reinvestment in other securities and may result in reduced performance and the distribution to shareholders of additional capital gains for tax purposes. These factors may negatively affect the Fund’s performance.
Pacer Developed Markets International Cash Cows 100 ETF | Large-Capitalization Investing Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Large-Capitalization Investing Risk. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of large-capitalization companies underperform securities of smaller-capitalization companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.
Pacer Developed Markets International Cash Cows 100 ETF | Mid-Capitalization Investing Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Mid-Capitalization Investing Risk. The Fund may invest in the securities of mid-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of mid-capitalization companies underperform securities of other capitalization ranges or the market as a whole. Securities of smaller companies trade in smaller volumes and are often more vulnerable to market volatility than securities of larger companies.
Pacer Developed Markets International Cash Cows 100 ETF | Passive Investment Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Passive Investment Risk. The Fund is not actively managed and the Adviser would not sell a security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Index or the selling of shares of that security is otherwise required upon a reconstitution of the Index in accordance with the Index methodology. The Fund invests in securities included in the Index, regardless of their investment merits. The Fund does not take defensive positions under any market conditions, including conditions that are adverse to the performance of the Fund.
Pacer Developed Markets International Cash Cows 100 ETF | Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
◦Consumer Discretionary Sector Risk. The Fund may invest in companies in the consumer discretionary sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. The success of consumer product manufacturers and retailers is tied closely to the performance of domestic and international economies, interest rates, exchange rates, competition, consumer confidence, changes in demographics and consumer preferences. Companies in the consumer discretionary sector depend heavily on disposable household income and consumer spending, and may be strongly affected by social trends and marketing campaigns. These companies may be subject to severe competition, which may have an adverse impact on their profitability.
◦Industrials Sector Risk. The Fund may invest in companies in the industrials sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. The industrials sector may be affected by changes in the supply of and demand for products and services, product obsolescence, claims for environmental damage or product liability and general economic conditions, among other factors.
◦Materials Sector Risk. The Fund may invest in companies in the materials sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. Many companies in this sector are significantly affected by the level and volatility of commodity prices, the exchange value of the dollar, import controls, and worldwide competition. At times, worldwide production of industrial materials has exceeded demand as a result of over-building or economic downturns, leading to poor investment returns or losses. This sector may also be affected by economic cycles, interest rates, resource availability, technical progress, labor relations, and government regulations.

Pacer Developed Markets International Cash Cows 100 ETF | Sector Risk, Consumer Discretionary Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Consumer Discretionary Sector Risk. The Fund may invest in companies in the consumer discretionary sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. The success of consumer product manufacturers and retailers is tied closely to the performance of domestic and international economies, interest rates, exchange rates, competition, consumer confidence, changes in demographics and consumer preferences. Companies in the consumer discretionary sector depend heavily on disposable household income and consumer spending, and may be strongly affected by social trends and marketing campaigns. These companies may be subject to severe competition, which may have an adverse impact on their profitability.
Pacer Developed Markets International Cash Cows 100 ETF | Sector Risk, Industrials Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Industrials Sector Risk. The Fund may invest in companies in the industrials sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. The industrials sector may be affected by changes in the supply of and demand for products and services, product obsolescence, claims for environmental damage or product liability and general economic conditions, among other factors.
Pacer Developed Markets International Cash Cows 100 ETF | Sector Risk, Materials Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Materials Sector Risk. The Fund may invest in companies in the materials sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. Many companies in this sector are significantly affected by the level and volatility of commodity prices, the exchange value of the dollar, import controls, and worldwide competition. At times, worldwide production of industrial materials has exceeded demand as a result of over-building or economic downturns, leading to poor investment returns or losses. This sector may also be affected by economic cycles, interest rates, resource availability, technical progress, labor relations, and government regulations.
Pacer Developed Markets International Cash Cows 100 ETF | Style Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Style Risk. The Fund’s emphasis on dividend-paying stocks involves the risk that such stocks may fall out of favor with investors and underperform the market. Also, a company may reduce or eliminate its dividend, which may have a negative impact on the Fund’s performance.
Pacer Developed Markets International Cash Cows 100 ETF | Tracking Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Tracking Risk. The Fund’s return may not track the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index. In addition, when the Fund uses a representative sampling approach, the Fund may not be as well correlated with the return of the Index as when the Fund purchases all of the securities in the Index in the proportions in which they are represented in the Index. To the extent the Fund calculates its NAV based on fair value prices and the value of the Index is based on securities’ closing prices on local foreign markets (i.e., the value of the Index is not based on fair value prices), the Fund’s ability to track the Index may be adversely affected.
Pacer Developed Markets International Cash Cows 100 ETF | Pacer Developed Markets International Cash Cows 100 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	Pacer Developed Markets International Cash Cows 100 Index(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	20.15%
5 Years	rr_AverageAnnualReturnYear05	9.98%
Since Inception	rr_AverageAnnualReturnSinceInception	7.67%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 16, 2017
Pacer Developed Markets International Cash Cows 100 ETF | FTSE Developed ex-US Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	FTSE Developed ex-US Index(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	19.03%
5 Years	rr_AverageAnnualReturnYear05	9.20%
Since Inception	rr_AverageAnnualReturnSinceInception	6.21%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 16, 2017
Pacer Developed Markets International Cash Cows 100 ETF | MSCI EAFE Value Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	MSCI EAFE Value Index(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	18.95%
5 Years	rr_AverageAnnualReturnYear05	7.08%
Since Inception	rr_AverageAnnualReturnSinceInception	4.23%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 16, 2017
Pacer Developed Markets International Cash Cows 100 ETF | Pacer Developed Markets International Cash Cows 100 ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ICOW
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.65%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 66
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	208
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	362
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 810
Annual Return 2018	rr_AnnualReturn2018	(13.34%)
Annual Return 2019	rr_AnnualReturn2019	17.23%
Annual Return 2020	rr_AnnualReturn2020	7.75%
Annual Return 2021	rr_AnnualReturn2021	10.62%
Annual Return 2022	rr_AnnualReturn2022	(7.43%)
Annual Return 2023	rr_AnnualReturn2023	18.64%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	18.64%
5 Years	rr_AverageAnnualReturnYear05	8.94%
Since Inception	rr_AverageAnnualReturnSinceInception	6.69%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 16, 2017
Pacer Developed Markets International Cash Cows 100 ETF | Pacer Developed Markets International Cash Cows 100 ETF | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	17.99%
5 Years	rr_AverageAnnualReturnYear05	8.37%
Since Inception	rr_AverageAnnualReturnSinceInception	6.18%
Pacer Developed Markets International Cash Cows 100 ETF | Pacer Developed Markets International Cash Cows 100 ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	12.09%
5 Years	rr_AverageAnnualReturnYear05	7.26%
Since Inception	rr_AverageAnnualReturnSinceInception	5.45%
Pacer Emerging Markets Cash Cows 100 ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Pacer Emerging Markets Cash Cows 100 ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The Pacer Emerging Markets Cash Cows 100 ETF (the “Fund”) is an exchange traded fund (“ETF”) that seeks to track the total return performance, before fees and expenses, of the Pacer Emerging Markets Cash Cows 100 Index (the “Index”).

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal year ended April 30, 2024, the Fund’s portfolio turnover rate was 73% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	73.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund employs a “passive management” (or indexing) investment approach designed to track the total return performance, before fees and expenses, of the Index. The Index is based on a proprietary methodology developed by Index Design Group, an affiliate of Pacer Advisors, Inc., the Fund’s investment adviser (the “Adviser”).
The Index
The Index uses an objective, rules-based methodology to provide exposure to large and mid-capitalization companies in emerging markets with high free cash flow yields. Companies with high free cash flow yields are commonly referred to as “cash cows.”

The initial index universe is derived from the component companies of the FTSE Emerging Markets Index. The Fund defines emerging markets countries as those countries included in the FTSE Emerging Markets Index. As of June 30, 2024, the Index had significant exposure to companies in China. The initial universe of companies is screened based on their average projected free cash flows and earnings (if available) over each of the next two fiscal years. Companies with no forward year estimates available for free cash flows or earnings will remain in the Index universe. Companies with negative average projected free cash flows or earnings are removed from the Index universe. Additionally, financial companies, other than real estate investment trusts (“REITs”), companies with a market capitalization of less than $2 billion, and companies whose average daily trading value (“ADTV”) for the prior 90 days does not exceed $5 million are excluded from the Index universe.
Free Cash Flow (FCF): A company’s cash flow from operations minus capital expenditures.

Enterprise Value (EV): A company’s market capitalization plus its debt and minus its cash and cash equivalents.

Free Cash Flow Yield: FCF/EV

The remaining companies are ranked by their free cash flow yield for the trailing twelve-month period. The equity securities of the 100 companies with the highest free cash flow yield (the “Top 100 Companies”) are included in the Index, subject to the exceptions described below.
At the time of each rebalance of the Index, the companies included in the Index are weighted in proportion to their trailing twelve-month free cash flow, and weightings are capped at 2% of the weight of the Index for any individual company. Additionally, the Index is limited to a maximum of twenty companies from any individual country and any sector. As of June 30, 2024, the Index did not have significant exposure to companies in any sector. If the Top 100 Companies include more than 20 companies from an individual country or sector (the “Exposure Limit”), the Index will exclude the companies with the lowest free cash flow yield from each country and/or sector needed to meet the Exposure Limit and will include companies outside the Top 100 Companies based on their free cash flow yield until the Index includes 100 companies and satisfies the Exposure Limit. As of June 30, 2024, the companies included in the Index had a market capitalization of $954 million to $211 billion. The Index is reconstituted and rebalanced semi-annually as of the close of business on the third Friday of June and December based on data as of the first Friday of the applicable rebalance month.
The Fund’s Investment Strategy
Under normal circumstances, at least 80% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities (e.g., depositary receipts). The Adviser expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better.
The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it will invest in all of the component securities of the Index, but may, when the Adviser believes it is in the best interests of the Fund, use a “representative sampling” strategy, meaning it may invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole.
The Fund may also invest up to 20% of its assets in cash and cash equivalents, other investment companies, as well as securities and other instruments not included in the Index but which the Adviser believes will help the Fund track the Index.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, at least 80% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities (e.g., depositary receipts).
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund. The bar chart shows the Fund’s performance (based on NAV) for calendar years ended December 31. The table shows how the Fund’s average annual returns for the one year and since inception periods compared with those of the Index and a broad measure of market performance. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.PacerETFs.com or by calling the Fund toll-free at 1-800-617-0004.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-617-0004
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.PacerETFs.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Return as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
For the year-to-date period ended June 30, 2024, the Fund’s total return was 4.43%. During the period of time shown in the bar chart, the Fund’s highest return for a calendar quarter was 19.68% (quarter ended December 31, 2020) and the Fund’s lowest return for a calendar quarter was -31.97% (quarter ended March 31, 2020).

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date period ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.43%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.68%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(31.97%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns(for the periods ended December 31, 2023)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.

Pacer Emerging Markets Cash Cows 100 ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	You can lose money on your investment in the Fund.
Pacer Emerging Markets Cash Cows 100 ETF | Calculation Methodology Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Calculation Methodology Risk. The Index relies directly or indirectly on various sources of information to assess the criteria of issuers included in the Index, including information that may be based on assumptions and estimates. Neither the Fund, the Index Provider, or the Adviser can offer assurances that the Index’s calculation methodology or sources of information will provide an accurate assessment of included components or a correct valuation of securities, nor can they guarantee the availability or timeliness of the production of the Index.
Pacer Emerging Markets Cash Cows 100 ETF | Concentration Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Concentration Risk. If the Index concentrates in an industry or group of industries, the Fund’s investments may be concentrated accordingly. In such event, the value of the Fund’s shares may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries. In addition, at times, an industry or group of industries in which the Fund is concentrated may be out of favor and underperform other industries or groups of industries.
Pacer Emerging Markets Cash Cows 100 ETF | Currency Exchange Rate Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Currency Exchange Rate Risk. The Fund’s assets may include exposure to investments denominated in non-U.S. currencies or in securities or other assets that provide exposure to such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.
Pacer Emerging Markets Cash Cows 100 ETF | Equity Market Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.
Pacer Emerging Markets Cash Cows 100 ETF | Emerging Markets Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Emerging Markets Risk. The Fund may invest in companies organized in emerging market nations. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Shares and cause the Fund to decline in value.
Pacer Emerging Markets Cash Cows 100 ETF | ETF Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	ETF Risks. The Fund is an ETF and, as a result of an ETF’s structure, is exposed to the following risks:
◦Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. ETF shares can only be redeemed in creation units by APs. Individual shareholders may only purchase and sell ETF shares on a secondary market.
◦Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.
◦Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium)
or less than the NAV intra-day (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs.
◦Trading. Although shares of the Fund are listed for trading on a national securities exchange, such as The Nasdaq Stock Market LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund, and this could lead to differences between the market price of the shares of the Fund and the underlying value of those shares.
Pacer Emerging Markets Cash Cows 100 ETF | ETF Risks, Authorized Participants ("AP"), Market Makers, And Liquidity Providers Concentration Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
Pacer Emerging Markets Cash Cows 100 ETF | ETF Risks, Cash Redemption Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. ETF shares can only be redeemed in creation units by APs. Individual shareholders may only purchase and sell ETF shares on a secondary market.
Pacer Emerging Markets Cash Cows 100 ETF | ETF Risks, Costs Of Buying Or Selling Shares Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.
Pacer Emerging Markets Cash Cows 100 ETF | ETF Risks, Shares Of The Fund May Trade At Prices Other Than NAV Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium)
or less than the NAV intra-day (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs.

Pacer Emerging Markets Cash Cows 100 ETF | ETF Risks, Trading Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Trading. Although shares of the Fund are listed for trading on a national securities exchange, such as The Nasdaq Stock Market LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund, and this could lead to differences between the market price of the shares of the Fund and the underlying value of those shares.
Pacer Emerging Markets Cash Cows 100 ETF | Foreign Securities Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments. Foreign securities held by the Fund may trade on markets that are closed when U.S. markets are open, which may lead to a difference in the value of the Fund and the underlying foreign securities.
Pacer Emerging Markets Cash Cows 100 ETF | Geographic Concentration Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Geographic Concentration Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region. Because the Index is a subset of the FTSE Emerging Markets Index, the geographic concentrations of the Index, and consequently the Fund, may be different than those of the broader FTSE Emerging Markets Index.
◦Risks Related to Investing in Brazil. Investments in securities of Brazilian companies are subject to regulatory and economic interventions that the Brazilian government has frequently exercised in the past, including the setting of wage and price controls, blocking access to bank accounts, imposing exchange controls and limiting imports. Investments are also subject to certain restrictions on foreign investment as provided by Brazilian law. The Brazilian economy has historically been subject to high rates of inflation and a high level of debt, all of which may stifle economic growth. Despite rapid development in recent years, Brazil still suffers from high levels of corruption, crime and income disparity. There is the possibility that such conditions may lead to social unrest and political upheaval in the future, which may have adverse effects on the Fund’s investments.
◦Risks Related to Investing China. Investing in securities of Chinese companies involves additional risks, including, but not limited to: the economy of China differs, often unfavorably, from the U.S. economy in such respects as structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, allocation of resources and capital reinvestment, among others; the central government has historically exercised substantial control over virtually every sector of the Chinese economy through administrative regulation and/or state ownership; and actions of the Chinese central and local government authorities continue to have a substantial effect on economic conditions in China. In addition, previously the Chinese government has from time to time taken actions that influence the prices at which certain goods may be sold, encourage companies to invest or concentrate in particular industries, induce mergers between companies in certain industries and induce private companies to publicly offer their securities to increase or continue the rate of economic growth, control the rate of inflation or otherwise regulate economic expansion.
◦Risks Related to Investing in Russia. Investing in Russian securities involves significant risks, including legal, regulatory and economic risks that are specific to Russia. In addition, investing in Russian securities involves risks associated with the settlement of portfolio transactions and loss of the Fund’s ownership rights in its portfolio securities as a result of the system of share registration and custody in Russia. Russia’s large-scale invasion of Ukraine on February 24, 2022 has led to various countries imposing economic sanctions on certain Russian individuals and Russian corporate and banking entities. A number of jurisdictions have also instituted broader sanctions on Russia. Further, as of the date of this Prospectus, the Russian securities markets effectively have not been open for trading by foreign investors since February 28, 2022. Russia’s military incursion and resulting sanctions could have a severe adverse effect on both regional and global economies, which in turn could affect the value of the Fund’s investments. Due to Russian foreign exchange restrictions, the Fund’s investments in Russian securities are not actively trading and are currently valued at $0.
◦Risks Related to Investing in Taiwan. Taiwan’s geographic proximity and history of political contention with China have resulted in ongoing tensions between the two countries. These tensions may materially affect the Taiwanese economy and its securities market. Taiwan’s economy is export-oriented, so it depends on an open world trade regime and remains vulnerable to fluctuations in the world economy. Rising labor costs and increasing environmental consciousness have led some labor-intensive industries to relocate to countries with cheaper work forces, and continued labor outsourcing may adversely affect the Taiwanese economy. Taiwan is also subject to the risk of natural disasters, such as typhoons and tsunamis, which could negatively affect the Fund.

Pacer Emerging Markets Cash Cows 100 ETF | Geographic Concentration Risk, Risks Related To Investing In Brazil Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Risks Related to Investing in Brazil. Investments in securities of Brazilian companies are subject to regulatory and economic interventions that the Brazilian government has frequently exercised in the past, including the setting of wage and price controls, blocking access to bank accounts, imposing exchange controls and limiting imports. Investments are also subject to certain restrictions on foreign investment as provided by Brazilian law. The Brazilian economy has historically been subject to high rates of inflation and a high level of debt, all of which may stifle economic growth. Despite rapid development in recent years, Brazil still suffers from high levels of corruption, crime and income disparity. There is the possibility that such conditions may lead to social unrest and political upheaval in the future, which may have adverse effects on the Fund’s investments.
Pacer Emerging Markets Cash Cows 100 ETF | Geographic Concentration Risk, Risks Related To Investing In China Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Risks Related to Investing China. Investing in securities of Chinese companies involves additional risks, including, but not limited to: the economy of China differs, often unfavorably, from the U.S. economy in such respects as structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, allocation of resources and capital reinvestment, among others; the central government has historically exercised substantial control over virtually every sector of the Chinese economy through administrative regulation and/or state ownership; and actions of the Chinese central and local government authorities continue to have a substantial effect on economic conditions in China. In addition, previously the Chinese government has from time to time taken actions that influence the prices at which certain goods may be sold, encourage companies to invest or concentrate in particular industries, induce mergers between companies in certain industries and induce private companies to publicly offer their securities to increase or continue the rate of economic growth, control the rate of inflation or otherwise regulate economic expansion.
Pacer Emerging Markets Cash Cows 100 ETF | Geographic Concentration Risk, Risks Related To Investing In Russia Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Risks Related to Investing in Russia. Investing in Russian securities involves significant risks, including legal, regulatory and economic risks that are specific to Russia. In addition, investing in Russian securities involves risks associated with the settlement of portfolio transactions and loss of the Fund’s ownership rights in its portfolio securities as a result of the system of share registration and custody in Russia. Russia’s large-scale invasion of Ukraine on February 24, 2022 has led to various countries imposing economic sanctions on certain Russian individuals and Russian corporate and banking entities. A number of jurisdictions have also instituted broader sanctions on Russia. Further, as of the date of this Prospectus, the Russian securities markets effectively have not been open for trading by foreign investors since February 28, 2022. Russia’s military incursion and resulting sanctions could have a severe adverse effect on both regional and global economies, which in turn could affect the value of the Fund’s investments. Due to Russian foreign exchange restrictions, the Fund’s investments in Russian securities are not actively trading and are currently valued at $0.

Pacer Emerging Markets Cash Cows 100 ETF | Geographic Concentration Risk, Risks Related To Investing In Taiwan Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Risks Related to Investing in Taiwan. Taiwan’s geographic proximity and history of political contention with China have resulted in ongoing tensions between the two countries. These tensions may materially affect the Taiwanese economy and its securities market. Taiwan’s economy is export-oriented, so it depends on an open world trade regime and remains vulnerable to fluctuations in the world economy. Rising labor costs and increasing environmental consciousness have led some labor-intensive industries to relocate to countries with cheaper work forces, and continued labor outsourcing may adversely affect the Taiwanese economy. Taiwan is also subject to the risk of natural disasters, such as typhoons and tsunamis, which could negatively affect the Fund.
Pacer Emerging Markets Cash Cows 100 ETF | High Portfolio Turnover Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	High Portfolio Turnover Risk. At times, the Fund may have a portfolio turnover rate substantially greater than 100%. A high portfolio turnover rate would result in correspondingly greater transaction expenses, including brokerage commissions, dealer mark ups and other transaction costs, on the sale of securities and on reinvestment in other securities and may result in reduced performance and the distribution to shareholders of additional capital gains for tax purposes. These factors may negatively affect the Fund’s performance.
Pacer Emerging Markets Cash Cows 100 ETF | Large-Capitalization Investing Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Large-Capitalization Investing Risk. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of large-capitalization companies underperform securities of smaller-capitalization companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.
Pacer Emerging Markets Cash Cows 100 ETF | Mid-Capitalization Investing Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Mid-Capitalization Investing Risk. The Fund may invest in the securities of mid-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of mid-capitalization companies underperform securities of other capitalization ranges or the market as a whole. Securities of smaller companies trade in smaller volumes and are often more vulnerable to market volatility than securities of larger companies.
Pacer Emerging Markets Cash Cows 100 ETF | Other Investment Companies Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Other Investment Companies Risk. The Fund will incur higher and duplicative expenses when it invests in other investment companies such as ETFs. There is also the risk that the Fund may suffer losses due to the investment practices of the underlying funds. When the Fund invests in other investment companies, the Fund will be subject to substantially the same risks as those associated with the direct ownership of securities held by such investment companies. Investments in ETFs are also subject to the “ETF Risks” described above.
Pacer Emerging Markets Cash Cows 100 ETF | Passive Investment Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Passive Investment Risk. The Fund is not actively managed and the Adviser would not sell a security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Index or the selling of shares of that security is otherwise required upon a reconstitution of the Index in accordance with the Index methodology. The Fund invests in securities included in the Index, regardless of their investment merits. The Fund does not take defensive positions under any market conditions, including conditions that are adverse to the performance of the Fund.
Pacer Emerging Markets Cash Cows 100 ETF | Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
Pacer Emerging Markets Cash Cows 100 ETF | Small-Capitalization Companies Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Small-Capitalization Investing Risk. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of larger capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller capitalization companies than for larger, more established companies.
Pacer Emerging Markets Cash Cows 100 ETF | Tracking Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Tracking Risk. The Fund’s return may not track the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index. In addition, when the Fund uses a representative sampling approach, the Fund may not be as well correlated with the return of the Index as when the Fund purchases all of the securities in the Index in the proportions in which they are represented in the Index. To the extent the Fund calculates its NAV based on fair value prices and the value of the Index is based on securities’ closing prices on local foreign markets (i.e., the value of the Index is not based on fair value prices), the Fund’s ability to track the Index may be adversely affected.
Pacer Emerging Markets Cash Cows 100 ETF | Pacer Emerging Markets Cash Cows 100 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	Pacer Emerging Markets Cash Cows 100 Index(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	18.75%
Since Inception	rr_AverageAnnualReturnSinceInception	3.88%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 02, 2019
Pacer Emerging Markets Cash Cows 100 ETF | FTSE Emerging Markets Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	FTSE Emerging Markets Index(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	8.64%
Since Inception	rr_AverageAnnualReturnSinceInception	2.03%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 02, 2019
Pacer Emerging Markets Cash Cows 100 ETF | MSCI Emerging Markets Value Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	MSCI Emerging Markets Value Index(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	14.21%
Since Inception	rr_AverageAnnualReturnSinceInception	1.74%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 02, 2019
Pacer Emerging Markets Cash Cows 100 ETF | Pacer Emerging Markets Cash Cows 100 ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ECOW
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.70%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 72
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	224
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	390
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 871
Annual Return 2020	rr_AnnualReturn2020	(3.39%)
Annual Return 2021	rr_AnnualReturn2021	7.67%
Annual Return 2022	rr_AnnualReturn2022	(19.34%)
Annual Return 2023	rr_AnnualReturn2023	15.90%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	15.90%
Since Inception	rr_AverageAnnualReturnSinceInception	1.62%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 02, 2019
Pacer Emerging Markets Cash Cows 100 ETF | Pacer Emerging Markets Cash Cows 100 ETF | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	14.93%
Since Inception	rr_AverageAnnualReturnSinceInception	0.37%
Pacer Emerging Markets Cash Cows 100 ETF | Pacer Emerging Markets Cash Cows 100 ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	10.95%
Since Inception	rr_AverageAnnualReturnSinceInception	1.40%
Pacer US Large Cap Cash Cows Growth Leaders ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Pacer US Large Cap Cash Cows Growth Leaders ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Pacer US Large Cap Cash Cows Growth Leaders ETF (the “Fund”) is an exchange traded fund (“ETF”) that seeks to track the performance, before fees and expenses, of the Pacer US Large Cap Cash Cows Growth Leaders Index (the “Index”).
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal year ended April 30, 2024, the portfolio turnover rate for the Fund was 111% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	111.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund employs a “passive management” (or indexing) investment approach designed to track the total return performance, before fees and expenses, of the Index. The Index is based on a proprietary methodology developed and maintained by Index Design Group (the “Index Provider”), an affiliate of Pacer Advisors, Inc., the Fund’s investment adviser (the “Adviser”).
The Index

The Index uses a rules-based methodology that seeks to provide exposure to large-capitalization U.S. companies with above average free cash flow margins. Companies with above average free cash flow margins are commonly referred to as “cash cows.”
The initial Index universe is typically derived from the component companies of the Russell 1000 Index®. The initial universe of companies is typically screened based on their average projected free cash flows and earnings (if available) over each of the next two fiscal years. Companies for which information on their projected free cash flows or earnings is not available will typically remain in the Index universe. A company’s projected free cash flows and earnings are typically determined by the Index Provider. Companies with negative average projected free cash flows or earnings are typically removed from the Index universe. Additionally, companies in the financial or real estate sectors are typically excluded from the Index universe.

Free Cash Flow (FCF): A company’s cash flow from operations minus capital expenditures.
Sales: The value of what a company sold to its customers during a given period; also known as revenue.
Free Cash Flow Margin: FCF / Sales

The remaining companies are typically ranked by their free cash flow margin (defined as a company’s free cash flow divided by sales) for the trailing twelve month period. The equity securities of the 100 companies with the highest free cash flow margin are typically included in the Index. Companies included in the Index are typically weighted by their price momentum score and a company’s price momentum score is typically calculated on each of the reconstitution dates.
The weight of any individual company included in the Index is typically capped at 5%. Weight above the 5% limitation is typically redistributed among the other Index constituents in proportion to their weights. As of June 30 2024, the companies included in the Index had a market capitalization of $1 billion to $3.3 trillion. As of June 30, 2024 the Index had significant exposure to the information technology sector. The Index is typically reconstituted and rebalanced quarterly as of the close of business on the third Friday of March, June, September, and December based on data as of the first Friday of the applicable rebalance month.
The Fund’s Investment Strategy
Under normal circumstances, the Fund will seek to invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of large-capitalization companies (“large cap”) that are principally traded in the United States. The Fund considers a company to be a large-capitalization at the time of purchase if it was included in the Russell 1000 Index at any time within the prior 12 months. The Adviser expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better.
The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it will invest in all of the component securities of the Index in the same approximate proportion as in the Index.
The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the Fund will seek to invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of large-capitalization companies (“large cap”) that are principally traded in the United States.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund. The bar chart shows the Fund’s performance (based on NAV) for calendar years ended December 31. The table shows how the Fund’s average annual returns for the one year and since inception periods compared with those of the Index and a broad measure of market performance. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.PacerETFs.com or by calling the Fund toll-free at 1-800-617-0004.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-617-0004
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.PacerETFs.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Return as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
For the year-to-date period ended June 30, 2024, the Fund’s total return was 14.07%. During the period of time shown in the bar chart, the Fund’s highest return for a calendar quarter was 11.70% (quarter ended December 31, 2023) and the Fund’s lowest return for a calendar quarter was -0.47% (quarter ended September 30, 2023).

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date period ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	14.07%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2023
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.70%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2023
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.47%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns(for the periods ended December 31, 2023)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.

Pacer US Large Cap Cash Cows Growth Leaders ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	You can lose money on your investment in the Fund.
Pacer US Large Cap Cash Cows Growth Leaders ETF | Calculation Methodology Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Calculation Methodology Risk. The Index relies directly or indirectly on various sources of information to assess the criteria of issuers included in the Index, including information that may be based on assumptions and estimates. Neither the Fund, the Index Provider, or the Adviser can offer assurances that the Index’s calculation methodology or sources of information will provide an accurate assessment of included components or a correct valuation of securities, nor can they guarantee the availability or timeliness of the production of the Index.
Pacer US Large Cap Cash Cows Growth Leaders ETF | Concentration Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Concentration Risk. If the Index concentrates in an industry or group of industries, the Fund’s investments may be concentrated accordingly. In such event, the value of the Fund’s shares may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries. In addition, at times, an industry or group of industries in which the Fund is concentrated may be out of favor and underperform other industries or groups of industries.
Pacer US Large Cap Cash Cows Growth Leaders ETF | Equity Market Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.
Pacer US Large Cap Cash Cows Growth Leaders ETF | ETF Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	ETF Risks. The Fund is an ETF and, as a result of an ETF’s structure, is exposed to the following risks:
◦Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.
◦Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant. Shares of the Fund will be bought and sold in the secondary market at market prices.
◦Trading. Although shares of the Fund are listed for trading on a national securities exchange, such as The Nasdaq Stock Market LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund, and this could lead to differences between the market price of the shares of the Fund and the underlying value of those shares.
Pacer US Large Cap Cash Cows Growth Leaders ETF | ETF Risks, Authorized Participants ("AP"), Market Makers, And Liquidity Providers Concentration Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Pacer US Large Cap Cash Cows Growth Leaders ETF | ETF Risks, Costs Of Buying Or Selling Shares Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.
Pacer US Large Cap Cash Cows Growth Leaders ETF | ETF Risks, Shares Of The Fund May Trade At Prices Other Than NAV Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant. Shares of the Fund will be bought and sold in the secondary market at market prices.
Pacer US Large Cap Cash Cows Growth Leaders ETF | ETF Risks, Trading Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Trading. Although shares of the Fund are listed for trading on a national securities exchange, such as The Nasdaq Stock Market LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund, and this could lead to differences between the market price of the shares of the Fund and the underlying value of those shares.
Pacer US Large Cap Cash Cows Growth Leaders ETF | Large-Capitalization Investing Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Large-Capitalization Investing Risk. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of large-capitalization companies underperform securities of smaller-capitalization companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.
Pacer US Large Cap Cash Cows Growth Leaders ETF | Limited Operating History Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Limited Operating History. The Fund is a recently organized management investment company with limited operating history. As a result, prospective investors have a limited track record on which to base their investment decision. An investment in the Fund may therefore involve greater uncertainty than an investment in a fund with a more established record of performance.
Pacer US Large Cap Cash Cows Growth Leaders ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.
Pacer US Large Cap Cash Cows Growth Leaders ETF | Passive Investment Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Passive Investment Risk. The Fund is not actively managed and the Adviser would not sell a security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Index or the selling of shares of that security is otherwise required upon a reconstitution of the Index in accordance with the Index methodology. The Fund invests in securities included in the Index, regardless of their investment merits. The Fund does not take defensive positions under any market conditions, including conditions that are adverse to the performance of the Fund.
Pacer US Large Cap Cash Cows Growth Leaders ETF | Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. ◦Information Technology Sector Risk. Market or economic factors impacting information technology companies and companies that rely heavily on technological advances could have a significant effect on the value of the Fund’s investments. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.
Pacer US Large Cap Cash Cows Growth Leaders ETF | Sector Risk, Information Technology Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Information Technology Sector Risk. Market or economic factors impacting information technology companies and companies that rely heavily on technological advances could have a significant effect on the value of the Fund’s investments. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.
Pacer US Large Cap Cash Cows Growth Leaders ETF | Tracking Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Tracking Risk. The Fund’s return may not track the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index. In addition, when the Fund uses a representative sampling approach, the Fund may not be as well correlated with the return of the Index as when the Fund purchases all of the securities in the Index in the proportions in which they are represented in the Index.
Pacer US Large Cap Cash Cows Growth Leaders ETF | Pacer US Large Cap Cash Cows Growth Leaders Index TR (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	Pacer US Large Cap Cash Cows Growth Leaders Index TR(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	21.10%
Since Inception	rr_AverageAnnualReturnSinceInception	17.63%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 21, 2022
Pacer US Large Cap Cash Cows Growth Leaders ETF | Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	Russell 1000 Growth Index(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	42.68%
Since Inception	rr_AverageAnnualReturnSinceInception	38.69%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 21, 2022
Pacer US Large Cap Cash Cows Growth Leaders ETF | Russell 1000 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	Russell 1000 Index(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	26.53%
Since Inception	rr_AverageAnnualReturnSinceInception	24.56%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 21, 2022
Pacer US Large Cap Cash Cows Growth Leaders ETF | Pacer US Large Cap Cash Cows Growth Leaders ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	COWG
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.49%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.49%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 50
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	157
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	274
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 616
Annual Return 2023	rr_AnnualReturn2023	20.57%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	20.57%
Since Inception	rr_AverageAnnualReturnSinceInception	17.12%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 21, 2022
Pacer US Large Cap Cash Cows Growth Leaders ETF | Pacer US Large Cap Cash Cows Growth Leaders ETF | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	20.42%
Since Inception	rr_AverageAnnualReturnSinceInception	16.98%
Pacer US Large Cap Cash Cows Growth Leaders ETF | Pacer US Large Cap Cash Cows Growth Leaders ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	12.27%
Since Inception	rr_AverageAnnualReturnSinceInception	13.04%
Pacer US Small Cap Cash Cows Growth Leaders ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Pacer US Small Cap Cash Cows Growth Leaders ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The Pacer US Small Cap Cash Cows Growth Leaders ETF (the “Fund”) is an exchange traded fund (“ETF”) that seeks to track the performance, before fees and expenses, of the Pacer US Small Cap Cash Cows Growth Leaders Index (the “Index”).

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal year ended April 30, 2024, the Fund’s portfolio turnover rate was 152% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	152.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund employs a “passive management” (or indexing) investment approach designed to track the total return performance, before fees and expenses, of the Index. The Index is based on a proprietary methodology developed and maintained by Index Design Group (the “Index Provider”), an affiliate of Pacer Advisors, Inc., the Fund’s investment adviser (the “Adviser”).
The Index

The Index uses a rules-based methodology that seeks to provide exposure to small-capitalization U.S. companies with above average free cash flow margins. Companies with above average free cash flow margins are commonly referred to as “cash cows.” The Fund considers a company to be a small-capitalization at the time of purchase if it was included in the S&P SmallCap 600® Index (the “S&P SmallCap 600”) at any time within the prior six months.
The initial Index universe is derived from the component companies of the S&P SmallCap 600. The initial universe of companies is screened based on their average projected free cash flows and earnings (if available) over each of the next two fiscal years. Companies for which information on their projected free cash flows or earnings is not available will remain in the Index universe. A company’s projected free cash flows and earnings are determined by the Index Provider. Companies with negative average projected free cash flows or earnings are removed from the Index universe. Additionally, companies in the financial or real estate sectors are excluded from the Index universe.

Free Cash Flow (FCF): A company’s cash flow from operations minus capital expenditures.
Sales: The value of what a company sold to its customers during a given period; also known as revenue.
Free Cash Flow Margin: FCF / Sales

The remaining companies are ranked by their free cash flow margin (defined as a company’s free cash flow divided by sales) for the trailing twelve month period. The equity securities of the 100 companies with the highest free cash flow margin are included in the Index. Companies included in the Index are weighted by their price momentum score and a company’s price momentum score is calculated on each of the reconstitution dates. The effect of the price momentum score is to overweight companies with relative positive price momentum, while underweighting companies with relative negative price momentum over a period of approximately the prior six months.
The weight of any individual company included in the Index is capped at 5%. Weight above the 5% limitation is redistributed among the other Index constituents in proportion to their weights. As of June 30, 2024, the companies included in the Index had a market capitalization of $491 million to $8.1 billion. As of June 30, 2024, the Index had significant exposure to the health care, information technology and industrials sectors. The Index is reconstituted and rebalanced quarterly as of the close of business on the third Friday of March, June, September, and December based on data as of the first Friday of the applicable rebalance month.
The Fund’s Investment Strategy
Under normal circumstances, the Fund will seek to invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of small-capitalization companies (“small cap”) that are principally traded in the United States. The Adviser expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better.
The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it will invest in all of the component securities of the Index in the same approximate proportion as in the Index.
The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the Fund will seek to invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of small-capitalization companies (“small cap”) that are principally traded in the United States.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
Performance information for the Fund is not included because the Fund had not yet been in operation one full calendar year as of the date of this Prospectus. In the future, performance for the Fund will be presented in this section. Updated performance information will be available on the Fund’s website at www.PacerETFs.com or by calling the Fund toll-free at 1-877-337-0500.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information for the Fund is not included because the Fund had not yet been in operation one full calendar year as of the date of this Prospectus.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-337-0500
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.PacerETFs.com
Pacer US Small Cap Cash Cows Growth Leaders ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	You can lose money on your investment in the Fund.
Pacer US Small Cap Cash Cows Growth Leaders ETF | Calculation Methodology Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Calculation Methodology Risk. The Index relies directly or indirectly on various sources of information to assess the criteria of issuers included in the Index, including information that may be based on assumptions and estimates. Neither the Fund, the Index Provider, or the Adviser (as defined below) can offer assurances that the Index’s calculation methodology or sources of information will provide an accurate assessment of included components or a correct valuation of securities, nor can they guarantee the availability or timeliness of the production of the Index.
Pacer US Small Cap Cash Cows Growth Leaders ETF | Concentration Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Concentration Risk. If the Index concentrates in an industry or group of industries, the Fund’s investments may be concentrated accordingly. In such event, the value of the Fund’s shares may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries. In addition, at times, an industry or group of industries in which the Fund is concentrated may be out of favor and underperform other industries or groups of industries.
Pacer US Small Cap Cash Cows Growth Leaders ETF | Equity Market Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.
Pacer US Small Cap Cash Cows Growth Leaders ETF | ETF Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	ETF Risks. The Fund is an ETF and, as a result of an ETF’s structure, is exposed to the following risks:
◦Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.
◦Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant. Shares of the Fund will be bought and sold in the secondary market at market prices.
◦Trading. Although shares of the Fund are listed for trading on a national securities exchange, such as the Nasdaq Stock Market LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund, and this could lead to differences between the market price of the shares of the Fund and the underlying value of those shares.
Pacer US Small Cap Cash Cows Growth Leaders ETF | ETF Risks, Authorized Participants ("AP"), Market Makers, And Liquidity Providers Concentration Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
Pacer US Small Cap Cash Cows Growth Leaders ETF | ETF Risks, Costs Of Buying Or Selling Shares Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.
Pacer US Small Cap Cash Cows Growth Leaders ETF | ETF Risks, Shares Of The Fund May Trade At Prices Other Than NAV Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant. Shares of the Fund will be bought and sold in the secondary market at market prices.
Pacer US Small Cap Cash Cows Growth Leaders ETF | ETF Risks, Trading Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Trading. Although shares of the Fund are listed for trading on a national securities exchange, such as the Nasdaq Stock Market LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund, and this could lead to differences between the market price of the shares of the Fund and the underlying value of those shares.
Pacer US Small Cap Cash Cows Growth Leaders ETF | Growth Stock Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Growth Stock Risk. The stocks of growth companies can be more sensitive to the company’s earnings and more volatile than the market in general.
Pacer US Small Cap Cash Cows Growth Leaders ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.
Pacer US Small Cap Cash Cows Growth Leaders ETF | Passive Investment Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Passive Investment Risk. The Fund is not actively managed and the Adviser would not sell a security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Index or the selling of shares of that security is otherwise required upon a reconstitution of the Index in accordance with the Index methodology. The Fund invests in securities included in the Index, regardless of their investment merits. The Fund does not take defensive positions under any market conditions, including conditions that are adverse to the performance of the Fund.
Pacer US Small Cap Cash Cows Growth Leaders ETF | Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
◦Health Care Sector Risk. Companies in the health care sector are subject to extensive government regulation and their profitability can be significantly affected by restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure (including price discounting), limited product lines and an increased emphasis on the delivery of healthcare through outpatient services.
◦Industrials Sector Risk. The Fund may invest in companies in the industrials sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. The industrials sector may be affected by changes in the supply of and demand for products and services, product obsolescence, claims for environmental damage or product liability and general economic conditions, among other factors.
◦Information Technology Sector Risk. Market or economic factors impacting information technology companies and companies that rely heavily on technological advances could have a significant effect on the value of the Fund’s investments. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.
Pacer US Small Cap Cash Cows Growth Leaders ETF | Sector Risk, Health Care Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Health Care Sector Risk. Companies in the health care sector are subject to extensive government regulation and their profitability can be significantly affected by restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure (including price discounting), limited product lines and an increased emphasis on the delivery of healthcare through outpatient services.
◦Industrials Sector Risk. The Fund may invest in companies in the industrials sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. The industrials sector may be affected by changes in the supply of and demand for products and services, product obsolescence, claims for environmental damage or product liability and general economic conditions, among other factors.

Pacer US Small Cap Cash Cows Growth Leaders ETF | Sector Risk, Information Technology Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Information Technology Sector Risk. Market or economic factors impacting information technology companies and companies that rely heavily on technological advances could have a significant effect on the value of the Fund’s investments. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.
Pacer US Small Cap Cash Cows Growth Leaders ETF | Small-Capitalization Companies Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Small-Capitalization Companies Risk. The equity securities of small-capitalization companies have historically been subject to greater investment risk than securities of larger companies. The prices of equity securities of small-capitalization companies tend to be more volatile and less liquid than the prices of equity securities of larger companies.
Pacer US Small Cap Cash Cows Growth Leaders ETF | Tracking Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Tracking Risk. The Fund’s return may not track the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index. In addition, when the Fund uses a representative sampling approach, the Fund may not be as well correlated with the return of the Index as when the Fund purchases all of the securities in the Index in the proportions in which they are represented in the Index.
Pacer US Small Cap Cash Cows Growth Leaders ETF | Pacer US Small Cap Cash Cows Growth Leaders ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	CAFG
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.59%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.59%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 60
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	189
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	329
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 738
Pacer US Cash Cows Growth ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Pacer US Cash Cows Growth ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The Pacer US Cash Cows Growth ETF (the “Fund”) is an exchange traded fund (“ETF”) that seeks to track the total return performance, before fees and expenses, of the Pacer US Cash Cows Growth Index (the “Index”).

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal year ended April 30, 2024, the Fund’s portfolio turnover rate was 123% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	123.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund employs a “passive management” (or indexing) investment approach designed to track the total return performance, before fees and expenses, of the Index. The Index is based on a proprietary methodology developed and maintained by Index Design Group, an affiliate of Pacer Advisors, Inc., the Fund’s investment adviser (the “Adviser”).
The Index
The Index uses an objective, rules-based methodology to provide exposure to mid- and large-capitalization U.S. companies with high free cash flow yields. Companies with high free cash flow yields are commonly referred to as “cash cows”.

The initial Index universe is derived from the component companies of the S&P 900® Pure Growth Index. The initial universe of companies is screened based on their average projected free cash flows and earnings (if available) over each of the next two fiscal years. Companies for which information on their projected free cash flows or earnings is not available will remain in the Index universe. Companies with negative average projected free cash flows or earnings are removed from the Index universe. Additionally, financial companies, other than real estate investment trusts (“REITs”), are excluded from the Index universe.

Free Cash Flow (FCF): A company’s cash flow from operations minus capital expenditures.
Enterprise Value (EV): A company’s market capitalization plus its debt and minus its cash and cash equivalents.
Free Cash Flow Yield: FCF / EV

The remaining companies are ranked by their free cash flow yield for the trailing twelve month period. The equity securities of the 50 companies with the highest free cash flow yield are included in the Index. As of June 30, 2024, the Index had significant exposure to companies in the energy sector.
At the time of each rebalance of the Index, the companies included in the Index are weighted in proportion to their current market capitalization, and weightings are capped at 5% of the weight of the Index for any individual company. Weight above the 5% limitation is redistributed among the other Index constituents in proportion to their weights. As of June 30, 2024, the Index had a market capitalization range of $2.6 billion to $1.3 trillion. The Index is reconstituted and rebalanced quarterly as of the close of business on the 3nd Friday of March, June, September, and December based on data as of the 2nd Friday of the applicable rebalance month.
The Fund’s Investment Strategy
Under normal circumstances, at least 80% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index. The Adviser expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better.
The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it will invest in all of the component securities of the Index in the same approximate proportion as in the Index.
The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, at least 80% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund. The bar chart shows the Fund’s performance (based on NAV) for calendar years ended December 31. The table shows how the Fund’s average annual returns for the one year and since inception periods compared with those of the Index and a broad measure of market performance. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.PacerETFs.com or by calling the Fund toll-free at 1-800-617-0004.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-617-0004
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.PacerETFs.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Return as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
For the year-to-date period ended June 30, 2024, the Fund’s total return was 17.53%. During the period of time shown in the bar chart, the Fund’s highest return for a calendar quarter was 31.88% (quarter ended June 30, 2020) and the Fund’s lowest return for a calendar quarter was -23.98% (quarter ended March 31, 2020).

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date period ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	17.53%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	31.88%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.98%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns(for the periods ended December 31, 2023)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.

Pacer US Cash Cows Growth ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	You can lose money on your investment in the Fund.
Pacer US Cash Cows Growth ETF | Calculation Methodology Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Calculation Methodology Risk. The Index relies directly or indirectly on various sources of information to assess the criteria of issuers included in the Index, including information that may be based on assumptions and estimates. Neither the Fund, the Index Provider, or the Adviser can offer assurances that the Index’s calculation methodology or sources of information will provide an accurate assessment of included components or a correct valuation of securities, nor can they guarantee the availability or timeliness of the production of the Index.
Pacer US Cash Cows Growth ETF | Concentration Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Concentration Risk. If the Index concentrates in an industry or group of industries, the Fund’s investments may be concentrated accordingly. In such event, the value of the Fund’s shares may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries. In addition, at times, an industry or group of industries in which the Fund is concentrated may be out of favor and underperform other industries or groups of industries.
Pacer US Cash Cows Growth ETF | Equity Market Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.
Pacer US Cash Cows Growth ETF | ETF Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	ETF Risks. The Fund is an ETF and, as a result of an ETF’s structure, is exposed to the following risks:
◦Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.
◦Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant. Shares of the Fund will be bought and sold in the secondary market at market prices.
◦Trading. Although shares of the Fund are listed for trading on a national securities exchange, such as NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund, and this could lead to differences between the market price of the shares of the Fund and the underlying value of those shares.
Pacer US Cash Cows Growth ETF | ETF Risks, Authorized Participants ("AP"), Market Makers, And Liquidity Providers Concentration Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Pacer US Cash Cows Growth ETF | ETF Risks, Costs Of Buying Or Selling Shares Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.
Pacer US Cash Cows Growth ETF | ETF Risks, Shares Of The Fund May Trade At Prices Other Than NAV Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant. Shares of the Fund will be bought and sold in the secondary market at market prices.
Pacer US Cash Cows Growth ETF | ETF Risks, Trading Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Trading. Although shares of the Fund are listed for trading on a national securities exchange, such as NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund, and this could lead to differences between the market price of the shares of the Fund and the underlying value of those shares.
Pacer US Cash Cows Growth ETF | High Portfolio Turnover Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	High Portfolio Turnover Risk. At times, the Fund may have a portfolio turnover rate substantially greater than 100%. A high portfolio turnover rate would result in correspondingly greater transaction expenses, including brokerage commissions, dealer mark ups and other transaction costs, on the sale of securities and on reinvestment in other securities and may result in reduced performance and the distribution to shareholders of additional capital gains for tax purposes. These factors may negatively affect the Fund’s performance.
Pacer US Cash Cows Growth ETF | Large-Capitalization Investing Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Large-Capitalization Investing Risk. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of large-capitalization companies underperform securities of smaller-capitalization companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.
Pacer US Cash Cows Growth ETF | Mid-Capitalization Investing Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Mid-Capitalization Investing Risk. The Fund may invest in the securities of mid-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of mid-capitalization companies underperform securities of other capitalization ranges or the market as a whole. Securities of smaller companies trade in smaller volumes and are often more vulnerable to market volatility than securities of larger companies.
Pacer US Cash Cows Growth ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.
Pacer US Cash Cows Growth ETF | Passive Investment Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Passive Investment Risk. The Fund is not actively managed and the Adviser would not sell a security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Index or the selling of shares of that security is otherwise required upon a reconstitution of the Index in accordance with the Index methodology. The Fund invests in securities included in the Index, regardless of their investment merits. The Fund does not take defensive positions under any market conditions, including conditions that are adverse to the performance of the Fund.
Pacer US Cash Cows Growth ETF | Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
◦Consumer Discretionary Sector Risk. The Fund may invest in companies in the consumer discretionary sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. The success of consumer product manufacturers and retailers is tied closely to the performance of domestic and international economies, interest rates, exchange rates, competition, consumer confidence, changes in demographics and consumer preferences. Companies in the consumer discretionary sector depend heavily on disposable household income and consumer spending, and may be strongly affected by social trends and marketing campaigns. These companies may be subject to severe competition, which may have an adverse impact on their profitability.
◦Energy Sector Risk. The Fund may invest in companies in the energy sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. The profitability of companies in the energy sector is related to worldwide energy prices, exploration, and production spending. The value of securities issued by companies in the energy sector may decline for many reasons, including, among others, changes in energy prices, government regulations, energy conservation efforts, natural disasters, and potential civil liabilities. Such companies are also subject to risks changes in economic conditions, as well as market and political risks of the countries where energy companies are located or do business.
◦Health Care Sector Risk. The Fund may invest in companies in the health care sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. Companies in the health care sector are subject to extensive government regulation and their profitability can be significantly affected by restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure (including price discounting), limited product lines and an increased emphasis on the delivery of healthcare through outpatient services.
◦Industrials Sector Risk. The Fund may invest in companies in the industrials sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. The industrials sector may be affected by changes in the supply of and demand for products and services, product obsolescence, claims for environmental damage or product liability and general economic conditions, among other factors.
◦Information Technology Sector Risk.The Fund may invest in companies in the information technology sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. Market or economic factors impacting information technology companies and companies that rely heavily on technological advances could have a significant effect on the value of the Fund’s investments. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.

Pacer US Cash Cows Growth ETF | Sector Risk, Consumer Discretionary Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Consumer Discretionary Sector Risk. The Fund may invest in companies in the consumer discretionary sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. The success of consumer product manufacturers and retailers is tied closely to the performance of domestic and international economies, interest rates, exchange rates, competition, consumer confidence, changes in demographics and consumer preferences. Companies in the consumer discretionary sector depend heavily on disposable household income and consumer spending, and may be strongly affected by social trends and marketing campaigns. These companies may be subject to severe competition, which may have an adverse impact on their profitability.
Pacer US Cash Cows Growth ETF | Sector Risk, Energy Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Energy Sector Risk. The Fund may invest in companies in the energy sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. The profitability of companies in the energy sector is related to worldwide energy prices, exploration, and production spending. The value of securities issued by companies in the energy sector may decline for many reasons, including, among others, changes in energy prices, government regulations, energy conservation efforts, natural disasters, and potential civil liabilities. Such companies are also subject to risks changes in economic conditions, as well as market and political risks of the countries where energy companies are located or do business.
Pacer US Cash Cows Growth ETF | Sector Risk, Health Care Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Health Care Sector Risk. The Fund may invest in companies in the health care sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. Companies in the health care sector are subject to extensive government regulation and their profitability can be significantly affected by restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure (including price discounting), limited product lines and an increased emphasis on the delivery of healthcare through outpatient services.
Pacer US Cash Cows Growth ETF | Sector Risk, Industrials Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Industrials Sector Risk. The Fund may invest in companies in the industrials sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. The industrials sector may be affected by changes in the supply of and demand for products and services, product obsolescence, claims for environmental damage or product liability and general economic conditions, among other factors.
Pacer US Cash Cows Growth ETF | Sector Risk, Information Technology Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Information Technology Sector Risk.The Fund may invest in companies in the information technology sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. Market or economic factors impacting information technology companies and companies that rely heavily on technological advances could have a significant effect on the value of the Fund’s investments. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.
Pacer US Cash Cows Growth ETF | Style Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Style Risk. The Fund’s emphasis on dividend-paying stocks involves the risk that such stocks may fall out of favor with investors and underperform the market. Also, a company may reduce or eliminate its dividend, which may have a negative impact on the Fund’s performance.
Pacer US Cash Cows Growth ETF | Tracking Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Tracking Risk. The Fund’s return may not track the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index. In addition, when the Fund uses a representative sampling approach, the Fund may not be as well correlated with the return of the Index as when the Fund purchases all of the securities in the Index in the proportions in which they are represented in the Index.
Pacer US Cash Cows Growth ETF | Pacer US Cash Cows Growth Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	Pacer US Cash Cows Growth Index(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	2.79%
Since Inception	rr_AverageAnnualReturnSinceInception	9.73%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 02, 2019
Pacer US Cash Cows Growth ETF | S&P 900 Pure Growth Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	S&P 900 Pure Growth Index(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	12.59%
Since Inception	rr_AverageAnnualReturnSinceInception	8.33%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 02, 2019
Pacer US Cash Cows Growth ETF | Pacer US Cash Cows Growth ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BUL
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.60%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 61
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	192
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	335
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 750
Annual Return 2020	rr_AnnualReturn2020	27.27%
Annual Return 2021	rr_AnnualReturn2021	32.71%
Annual Return 2022	rr_AnnualReturn2022	(16.28%)
Annual Return 2023	rr_AnnualReturn2023	3.06%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	3.06%
Since Inception	rr_AverageAnnualReturnSinceInception	9.63%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 02, 2019
Pacer US Cash Cows Growth ETF | Pacer US Cash Cows Growth ETF | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	2.52%
Since Inception	rr_AverageAnnualReturnSinceInception	9.37%
Pacer US Cash Cows Growth ETF | Pacer US Cash Cows Growth ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	2.16%
Since Inception	rr_AverageAnnualReturnSinceInception	7.57%
Pacer Cash Cows Fund of Funds ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Pacer Cash Cows Fund of Funds ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The Pacer Cash Cows Fund of Funds ETF (the “Fund”) is an exchange traded fund (“ETF”) that seeks to track the total return performance, before fees and expenses, of the Pacer Cash Cows Fund of Funds Index (the “Index” or the “Fund of Funds Index”).

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal year ended April 30, 2024, the Fund’s portfolio turnover rate was 4% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	4.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund Fees and Expenses (“AFFE”) are the indirect costs of investing in other investment companies. Total Annual Fund Operating Expenses do not correlate to the expense ratios in the Fund’s Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund and exclude AFFE.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund employs a “passive management” (or indexing) investment approach designed to track the total return performance, before fees and expenses, of the Index. The Index is based on a proprietary methodology developed and maintained by Index Design Group, an affiliate of Pacer Advisors, Inc., the Fund’s investment adviser (the “Adviser”).
The Index
The Fund of Funds Index uses an objective, rules-based approach to construct a portfolio that, as of each quarterly rebalance, is composed of the ETFs listed in the following table, each advised by the Adviser (collectively, the “Cash Cows ETFs”). Each of the Cash Cows ETFs is an index-based ETF that seeks to track the total return performance, before fees and expenses, of the applicable underlying index listed in the following table (collectively, the “Cash Cows Indexes”). Each Cash Cows Index uses an objective, rules-based methodology to provide exposure to companies with high free cash flow yields (commonly referred to as “cash cows”) selected from the applicable “Equity Universe” as indicated in the following table.

Weight	Cash Cows ETF	Cash Cows Index	Equity Universe
20%	Pacer US Cash Cows 100 ETF	Pacer US Cash Cows 100 Index	Russell 1000 Index
20%	Pacer Global Cash Cows Dividend ETF	Pacer Global Cash Cows Dividend Index	FTSE All-World Developed Large Cap Index
20%	Pacer US Small Cap Cash Cows 100 ETF	Pacer US Small Cap Cash Cows Index	S&P Small Cap 600® Index
20%	Pacer US Cash Cows Growth ETF	Pacer US Cash Cows Growth Index	S&P 900® Pure Growth Index
20%	Pacer Developed Markets International Cash Cows 100 ETF	Pacer Developed Markets International Cash Cows 100 Index	FTSE Developed ex US Index
The Cash Cows Indexes

Each Cash Cows Index is derived from the component companies of the applicable Equity Universe. The companies in the applicable Equity Universe are screened based on their average projected free cash flows and earnings (if available) over each of the next two fiscal years. Companies for which information on their projected free cash flows or earnings is not available remain eligible for inclusion in the applicable Cash Cows Index. Companies with negative average projected free cash flows or earnings are not eligible for inclusion in the applicable Cash Cows Index. Additionally, financial companies, other than real estate investment trusts (“REITs”), are not eligible for inclusion in the applicable Cash Cows Index. For the Pacer Developed Markets International Cash Cows 100 ETF, companies with a market capitalization of less than $3 billion are also excluded.
Free Cash Flow (FCF): A company’s cash flow from operations minus capital expenditures.
Enterprise Value (EV): A company’s market capitalization plus its debt and minus its cash and cash equivalents.
Free Cash Flow Yield: FCF / EV

For each Cash Cows Index, the remaining eligible companies are ranked by their free cash flow yield for the trailing twelve-month period. The equity securities of the 100 applicable companies with the highest free cash flow yield are included in the Pacer US Cash Cows 100 Index, Pacer Developed Markets International Cash Cows 100 Index, and Pacer US Small Cap Cash Cows Index. The equity securities of the 50 applicable companies with the highest free cash flow yield are included in the Pacer US Cash Cows Growth Index. For the Pacer Global Cash Cows Dividend Index, the equity securities of the 300 applicable companies with the highest free cash flow yield are selected and then narrowed to the 100 companies with the highest dividend yield.
Each of the Pacer US Cash Cows Growth Index, Pacer US Cash Cows 100 Index, and Pacer US Small Cap Cash Cows Index is rebalanced and reconstituted quarterly, and each of the Pacer Developed Markets International Cash Cows 100 Index and Pacer Global Cash Cows Dividend Index is rebalanced and reconstituted semi-annually.
At the time of each rebalance and reconstitution, companies in the Pacer US Cash Cows 100 Index, Pacer US Small Cap Cash Cows Index, and Pacer Developed Markets International Cash Cows 100 Index are weighted in proportion to their trailing twelve month free cash flow, companies in the Pacer Global Cash Cows Dividend Index are weighted based on the aggregate amount of dividends distributed by each company for the trailing twelve-month period, and companies in the Pacer US Cash Cows Growth Index are market capitalization weighted. Companies in each Cash Cows Index are limited at the time of each rebalance and reconstitution to a maximum of 2% weight for any individual company (5% with respect to the Pacer US Cash Cows Growth Index).
The Fund’s Investment Strategy
Under normal circumstances, at least 80% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in (i) the component securities of the Fund of Funds Index (i.e., the Cash Cows ETFs) or (ii) the underlying holdings of one or more Cash Cows ETFs in the same approximate weight as such holdings are assigned in the applicable Cash Cows ETF, adjusted to reflect the weight of such Cash Cows ETF in the Fund of Funds Index. The Adviser expects that, over time, the correlation between the Fund’s performance and that of the Fund of Funds Index, before fees and expenses, will be 95% or better.
The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it will invest in all of the component securities of the Index in the same approximate proportion as in the Index.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, at least 80% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in (i) the component securities of the Fund of Funds Index (i.e., the Cash Cows ETFs) or (ii) the underlying holdings of one or more Cash Cows ETFs in the same approximate weight as such holdings are assigned in the applicable Cash Cows ETF, adjusted to reflect the weight of such Cash Cows ETF in the Fund of Funds Index.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund. The bar chart shows the Fund’s performance (based on NAV) for calendar years ended December 31. The table shows how the Fund’s average annual returns for the one year and since inception periods compared with those of the Index and a broad measure of market performance. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.PacerETFs.com or by calling the Fund toll-free at 1-800-617-0004.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-617-0004
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.PacerETFs.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Return as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
For the year-to-date period ended June 30, 2024, the Fund’s total return was 2.90%. During the period of time shown in the bar chart, the Fund’s highest return for a calendar quarter was 23.08% (quarter ended June 30, 2020) and the Fund’s lowest return for a calendar quarter was -28.87% (quarter ended March 31, 2020).

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date period ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.90%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.08%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.87%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns(for the periods ended December 31, 2023)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.

Pacer Cash Cows Fund of Funds ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	You can lose money on your investment in the Fund.
Pacer Cash Cows Fund of Funds ETF | Calculation Methodology Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Calculation Methodology Risk. The Index relies directly or indirectly on various sources of information to assess the criteria of issuers included in the Index, including information that may be based on assumptions and estimates. Neither the Fund, the Index Provider, or the Adviser can offer assurances that the Index’s calculation methodology or sources of information will provide an accurate assessment of included components or a correct valuation of securities, nor can they guarantee the availability or timeliness of the production of the Index.
Pacer Cash Cows Fund of Funds ETF | Currency Exchange Rate Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Currency Exchange Rate Risk. The Fund’s assets may include exposure to investments denominated in non-U.S. currencies or in securities or other assets that provide exposure to such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.
Pacer Cash Cows Fund of Funds ETF | Equity Market Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.
Pacer Cash Cows Fund of Funds ETF | ETF Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	ETF Risks. The Fund is an ETF and, as a result of an ETF’s structure, is exposed to the following risks:
◦Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.
◦Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant. Shares of the Fund will be bought and sold in the secondary market at market prices.
◦Trading. Although shares of the Fund are listed for trading on a national securities exchange, such as The Nasdaq Stock Market LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund, and this could lead to differences between the market price of the shares of the Fund and the underlying value of those shares.

Pacer Cash Cows Fund of Funds ETF | ETF Risks, Authorized Participants ("AP"), Market Makers, And Liquidity Providers Concentration Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
Pacer Cash Cows Fund of Funds ETF | ETF Risks, Costs Of Buying Or Selling Shares Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.
Pacer Cash Cows Fund of Funds ETF | ETF Risks, Shares Of The Fund May Trade At Prices Other Than NAV Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant. Shares of the Fund will be bought and sold in the secondary market at market prices.
Pacer Cash Cows Fund of Funds ETF | ETF Risks, Trading Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Trading. Although shares of the Fund are listed for trading on a national securities exchange, such as The Nasdaq Stock Market LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund, and this could lead to differences between the market price of the shares of the Fund and the underlying value of those shares.
Pacer Cash Cows Fund of Funds ETF | Foreign Securities Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments. Foreign securities held by the Fund may trade on markets that are closed when U.S. markets are open, which may lead to a difference in the value of the Fund and the underlying foreign securities.
Pacer Cash Cows Fund of Funds ETF | Large-Capitalization Investing Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Large-Capitalization Investing Risk. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of large-capitalization companies underperform securities of smaller-capitalization companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.
Pacer Cash Cows Fund of Funds ETF | Mid- And Small-Capitalization Investing Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Mid- and Small-Capitalization Investing Risk. The Fund may invest in the securities of mid- and small-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of mid- and small-capitalization companies underperform securities of other capitalization ranges or the market as a whole. Securities of smaller companies trade in smaller volumes and are often more vulnerable to market volatility than securities of larger companies.
Pacer Cash Cows Fund of Funds ETF | Other Investment Companies Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Passive Investment Risk. The Fund is not actively managed and the Adviser would not sell a security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Index or the selling of shares of that security is otherwise required upon a reconstitution of the Index in accordance with the Index methodology. The Fund invests in securities included in the Index, regardless of their investment merits. The Fund does not take defensive positions under any market conditions, including conditions that are adverse to the performance of the Fund.
Pacer Cash Cows Fund of Funds ETF | Passive Investment Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Other Investment Companies Risk. The Fund primarily invests in other ETFs and will incur higher and duplicative expenses as a result of such investments. There is also the risk that the Fund may suffer losses due to the investment practices of the underlying funds. When the Fund invests in other investment companies, the Fund will be subject to substantially the same risks as those associated with the direct ownership of securities held by such investment companies. Investments in ETFs are also subject to the “ETF Risks” described above.
Pacer Cash Cows Fund of Funds ETF | Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
Pacer Cash Cows Fund of Funds ETF | Style Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Style Risk. The Fund’s emphasis on dividend-paying stocks involves the risk that such stocks may fall out of favor with investors and underperform the market. Also, a company may reduce or eliminate its dividend, which may have a negative impact on the Fund’s performance.
Pacer Cash Cows Fund of Funds ETF | Tracking Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Tracking Risk. The Fund’s return may not track the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index. In addition, when the Fund uses a representative sampling approach, the Fund may not be as well correlated with the return of the Index as when the Fund purchases all of the securities in the Index in the proportions in which they are represented in the Index. To the extent the Fund calculates its NAV based on fair value prices and the value of the Index is based on securities’ closing prices on local foreign markets (i.e., the value of the Index is not based on fair value prices), the Fund’s ability to track the Index may be adversely affected.
Pacer Cash Cows Fund of Funds ETF | Pacer Cash Cows Fund of Funds Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	Pacer Cash Cows Fund of Funds Index(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	17.25%
Since Inception	rr_AverageAnnualReturnSinceInception	11.52%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 03, 2019
Pacer Cash Cows Fund of Funds ETF | FTSE All World Developed Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	FTSE All World Developed Index(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	23.60%
Since Inception	rr_AverageAnnualReturnSinceInception	9.95%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 03, 2019
Pacer Cash Cows Fund of Funds ETF | Pacer Cash Cows Fund of Funds ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	HERD
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.15%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.59%	[4]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.74%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 76
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	237
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	411
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 918
Annual Return 2020	rr_AnnualReturn2020	11.53%
Annual Return 2021	rr_AnnualReturn2021	28.05%
Annual Return 2022	rr_AnnualReturn2022	(6.75%)
Annual Return 2023	rr_AnnualReturn2023	17.03%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	17.03%
Since Inception	rr_AverageAnnualReturnSinceInception	11.04%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 03, 2019
Pacer Cash Cows Fund of Funds ETF | Pacer Cash Cows Fund of Funds ETF | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	16.26%
Since Inception	rr_AverageAnnualReturnSinceInception	10.45%
Pacer Cash Cows Fund of Funds ETF | Pacer Cash Cows Fund of Funds ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	10.55%
Since Inception	rr_AverageAnnualReturnSinceInception	8.70%
Pacer US Export Leaders ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Pacer US Export Leaders ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The Pacer US Export Leaders ETF (the “Fund”) is an exchange traded fund (“ETF”) that seeks to track the total return performance, before fees and expenses, of the Pacer US Export Leaders Index (the “Index”).

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal year ended April 30, 2024, the Fund’s portfolio turnover rate was 75% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	75.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund employs a “passive management” (or indexing) investment approach designed to track the total return performance, before fees and expenses, of the Index. The Index is based on a proprietary methodology developed and maintained by Index Design Group (the “Index Provider”), an affiliate of Pacer Advisors, Inc., the Fund’s investment adviser (the “Adviser”).
The Index
The Index uses an objective, rules-based methodology to measure the performance of an equal weight portfolio of approximately 100 large- and mid-capitalization U.S. companies with a high percentage of foreign sales and high free cash flow growth. Free cash flow is a company’s cash flow from operations minus its capital expenditures.
Construction of the Index begins with an initial universe of the 200 companies across the S&P 900® Index (which is comprised of the S&P 500® Index (“S&P 500”) and S&P MidCap 400® Index (“S&P MidCap 400”)) that have the highest annual foreign sales as a percentage of total sales.
The 200 companies are then narrowed to the 100 companies with the highest change in free cash flow growth over the past five years, and those 100 companies are equally weighted to create the Index. As of June 30, 2024, the Index was made up of 100 companies and included significant allocations to companies in the information technology sector.
The Index is reconstituted and rebalanced to equal-weight quarterly.
From time to time, the Index may include more or less than 100 companies as a result of events such as acquisitions, spin-offs and other corporate actions.
The S&P 500 consists of approximately 500 leading U.S.-listed companies representing approximately 80% of the U.S. equity market capitalization. The S&P MidCap 400 measures the performance of mid-capitalization stocks in the United States.
The Fund’s Investment Strategy
Under normal circumstances, at least 80% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index. The Adviser expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better.
The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it will invest in all of the component securities of the Index in the same approximate proportion as in the Index.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, at least 80% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the Fund. The bar chart shows the Fund’s performance (based on NAV) for calendar years ended December 31. The table shows how the Fund’s average annual returns for the one year, five year, and since inception periods compared with those of the Index and a broad measure of market performance. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.PacerETFs.com or by calling the Fund toll-free at 1-800-617-0004.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-617-0004
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.PacerETFs.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Return as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
For the year-to-date period ended June 30, 2024, the Fund’s total return was 7.45%. During the period of time shown in the bar chart, the Fund’s highest return for a calendar quarter was 26.73% (quarter ended June 30, 2020) and the Fund’s lowest return for a calendar quarter was -24.91% (quarter ended March 31, 2020).

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date period ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.45%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	26.73%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.91%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns(for the periods ended December 31, 2023)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
Pacer US Export Leaders ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	You can lose money on your investment in the Fund.
Pacer US Export Leaders ETF | Calculation Methodology Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Calculation Methodology Risk. The Index relies directly or indirectly on various sources of information to assess the criteria of issuers included in the Index, including information that may be based on assumptions and estimates. Neither the Fund, the Index Provider, or the Adviser can offer assurances that the Index’s calculation methodology or sources of information will provide an accurate assessment of included components or a correct valuation of securities, nor can they guarantee the availability or timeliness of the production of the Index.
Pacer US Export Leaders ETF | Concentration Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Concentration Risk. If the Index concentrates in an industry or group of industries, the Fund’s investments may be concentrated accordingly. In such event, the value of the Fund’s shares may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries. In addition, at times, an industry or group of industries in which the Fund is concentrated may be out of favor and underperform other industries or groups of industries.
Pacer US Export Leaders ETF | Equity Market Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.
Pacer US Export Leaders ETF | ETF Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	ETF Risks. The Fund is an ETF and, as a result of an ETF’s structure, is exposed to the following risks:
◦Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.
◦Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant. Shares of the Fund will be bought and sold in the secondary market at market prices.
◦Trading. Although shares of the Fund are listed for trading on a national securities exchange, such as NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund, and this could lead to differences between the market price of the shares of the Fund and the underlying value of those shares.
Pacer US Export Leaders ETF | ETF Risks, Authorized Participants ("AP"), Market Makers, And Liquidity Providers Concentration Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
Pacer US Export Leaders ETF | ETF Risks, Costs Of Buying Or Selling Shares Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.
Pacer US Export Leaders ETF | ETF Risks, Shares Of The Fund May Trade At Prices Other Than NAV Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant. Shares of the Fund will be bought and sold in the secondary market at market prices.
Pacer US Export Leaders ETF | ETF Risks, Trading Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Trading. Although shares of the Fund are listed for trading on a national securities exchange, such as NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund, and this could lead to differences between the market price of the shares of the Fund and the underlying value of those shares.
Pacer US Export Leaders ETF | Foreign Sales Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Foreign Sales Risk. The Fund invests in companies that derive a significant portion of their sales to non-U.S. customers. Consequently, investments in such companies may be subject to risk of loss due to unfavorable changes in currency exchange rates, political, economic or social changes or instability in such non-U.S. countries, events affecting the transportation, shipping or delivery of goods to such customers, and changes in U.S. or foreign laws or regulations affecting exports.
Pacer US Export Leaders ETF | High Portfolio Turnover Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	High Portfolio Turnover Risk. At times, the Fund may have a portfolio turnover rate substantially greater than 100%. A high portfolio turnover rate would result in correspondingly greater transaction expenses, including brokerage commissions, dealer mark ups and other transaction costs, on the sale of securities and on reinvestment in other securities and may result in reduced performance and the distribution to shareholders of additional capital gains for tax purposes. These factors may negatively affect the Fund’s performance.
Pacer US Export Leaders ETF | Large-Capitalization Investing Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Large-Capitalization Investing Risk. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of large-capitalization companies underperform securities of smaller-capitalization companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.
Pacer US Export Leaders ETF | Mid-Capitalization Investing Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Mid-Capitalization Investing Risk. The Fund may invest in the securities of mid-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of mid-capitalization companies underperform securities of other capitalization ranges or the market as a whole. Securities of smaller companies trade in smaller volumes and are often more vulnerable to market volatility than securities of larger companies.
Pacer US Export Leaders ETF | Passive Investment Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Passive Investment Risk. The Fund is not actively managed and the Adviser would not sell a security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Index or the selling of shares of that security is otherwise required upon a reconstitution of the Index in accordance with the Index methodology. The Fund invests in securities included in the Index, regardless of their investment merits. The Fund does not take defensive positions under any market conditions, including conditions that are adverse to the performance of the Fund.
Pacer US Export Leaders ETF | Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
◦Information Technology Sector Risk. Market or economic factors impacting information technology companies and companies that rely heavily on technological advances could have a significant effect on the value of the Fund’s investments. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.
Pacer US Export Leaders ETF | Sector Risk, Information Technology Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Information Technology Sector Risk. Market or economic factors impacting information technology companies and companies that rely heavily on technological advances could have a significant effect on the value of the Fund’s investments. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.
Pacer US Export Leaders ETF | Tracking Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Tracking Risk. The Fund’s return may not track the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index. In addition, when the Fund uses a representative sampling approach, the Fund may not be as well correlated with the return of the Index as when the Fund purchases all of the securities in the Index in the proportions in which they are represented in the Index.
Pacer US Export Leaders ETF | Pacer US Export Leaders Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	Pacer US Export Leaders Index(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	25.25%
5 Years	rr_AverageAnnualReturnYear05	18.27%
Since Inception	rr_AverageAnnualReturnSinceInception	13.03%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 23, 2018
Pacer US Export Leaders ETF | S&P 900 IndexTM (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	S&P 900 IndexTM(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	25.70%
5 Years	rr_AverageAnnualReturnYear05	15.50%
Since Inception	rr_AverageAnnualReturnSinceInception	11.90%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 23, 2018
Pacer US Export Leaders ETF | Pacer US Export Leaders ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PEXL
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.60%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 61
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	192
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	335
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 750
Annual Return 2019	rr_AnnualReturn2019	39.46%
Annual Return 2020	rr_AnnualReturn2020	25.02%
Annual Return 2021	rr_AnnualReturn2021	29.88%
Annual Return 2022	rr_AnnualReturn2022	(20.42%)
Annual Return 2023	rr_AnnualReturn2023	24.50%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	24.50%
5 Years	rr_AverageAnnualReturnYear05	17.54%
Since Inception	rr_AverageAnnualReturnSinceInception	12.33%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 23, 2018
Pacer US Export Leaders ETF | Pacer US Export Leaders ETF | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	24.35%
5 Years	rr_AverageAnnualReturnYear05	17.40%
Since Inception	rr_AverageAnnualReturnSinceInception	12.19%
Pacer US Export Leaders ETF | Pacer US Export Leaders ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	14.60%
5 Years	rr_AverageAnnualReturnYear05	14.23%
Since Inception	rr_AverageAnnualReturnSinceInception	9.88%
Pacer International Export Leaders ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Pacer International Export Leaders ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The Pacer International Export Leaders ETF (the “Fund”) is an exchange traded fund (“ETF”) that seeks to track the total return performance, before fees and expenses, of the Pacer International Export Leaders Index (the “Index”).

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund had not commenced operations as of the date of this Prospectus, portfolio turnover information is not yet available.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Estimated for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund employs a “passive management” (or indexing) investment approach designed to track the total return performance, before fees and expenses, of the Index. The Index is based on a proprietary methodology developed and maintained by Index Design Group (the “Index Provider”), an affiliate of Pacer Advisors, Inc., the Fund’s investment adviser (the “Adviser”).
The Index
The Index uses an objective, rules-based methodology to measure the performance of an equal weight portfolio of approximately 100 large- and mid-capitalization non-U.S. companies with a high percentage of foreign sales and high free cash flow growth. Free cash flow is a company’s cash flow from operations minus its capital expenditures.
Construction of the Index begins with an initial universe of the 200 companies included in the FTSE Developed ex US Index that have the highest annual foreign sales as a percentage of total sales.
The 200 companies are then narrowed to the 100 companies with the highest free cash flow growth over the past five years, and those 100 companies are equally weighted to create the Index.
The Index is reconstituted and rebalanced to equal-weight semi-annually.
From time to time, the Index may include more or less than 100 companies as a result of events such as acquisitions, spin-offs and other corporate actions.
The FTSE Developed ex US Index is a rules-based, float-adjusted, market capitalization-weighted index comprised of large- and mid-capitalization stocks providing coverage of the developed markets in twenty-four non-U.S. countries. The FTSE Developed ex US Index is derived from the FTSE Global Equity Index Series, which covers 98% of the world’s investable market capitalization.
The Fund’s Investment Strategy
Under normal circumstances, at least 80% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities (e.g., depositary receipts). The Adviser expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better.
The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it will invest in all of the component securities of the Index in the same approximate proportion as in the Index.
The Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, at least 80% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities (e.g., depositary receipts).
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Performance information for the Fund is not included because the Fund did not commence operations prior to the date of this Prospectus. In the future, performance information for the Fund will be presented in this section. Updated performance information will be available on the Fund’s website at www.PacerETFs.com or by calling the Fund toll-free at 1-800-617-0004.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information for the Fund is not included because the Fund did not commence operations prior to the date of this Prospectus.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-617-0004
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.PacerETFs.com
Pacer International Export Leaders ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	You can lose money on your investment in the Fund.
Pacer International Export Leaders ETF | Calculation Methodology Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Calculation Methodology Risk. The Index relies directly or indirectly on various sources of information to assess the criteria of issuers included in the Index, including information that may be based on assumptions and estimates. Neither the Fund, the Index Provider, or the Adviser can offer assurances that the Index’s calculation methodology or sources of information will provide an accurate assessment of included components or a correct valuation of securities, nor can they guarantee the availability or timeliness of the production of the Index.
Pacer International Export Leaders ETF | Concentration Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Concentration Risk. If the Index concentrates in an industry or group of industries, the Fund’s investments may be concentrated accordingly. In such event, the value of the Fund’s shares may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries. In addition, at times, an industry or group of industries in which the Fund is concentrated may be out of favor and underperform other industries or groups of industries.
Pacer International Export Leaders ETF | Currency Exchange Rate Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Currency Exchange Rate Risk. The Fund’s assets may include investments denominated in non-U.S. currencies, such as the euro, or in securities or other assets that provide exposure to such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.
Pacer International Export Leaders ETF | Equity Market Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.
Pacer International Export Leaders ETF | ETF Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	ETF Risks. The Fund is an ETF and, as a result of an ETF’s structure, is exposed to the following risks:
◦Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.
◦Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs.
◦Trading. Although shares of the Fund are listed for trading on a national securities exchange, such as Cboe BZX Exchange, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund, and this could lead to differences between the market price of the shares of the Fund and the underlying value of those shares.

Pacer International Export Leaders ETF | ETF Risks, Authorized Participants ("AP"), Market Makers, And Liquidity Providers Concentration Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
Pacer International Export Leaders ETF | ETF Risks, Costs Of Buying Or Selling Shares Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.
Pacer International Export Leaders ETF | ETF Risks, Shares Of The Fund May Trade At Prices Other Than NAV Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs.
Pacer International Export Leaders ETF | ETF Risks, Trading Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Trading. Although shares of the Fund are listed for trading on a national securities exchange, such as Cboe BZX Exchange, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund, and this could lead to differences between the market price of the shares of the Fund and the underlying value of those shares.
Pacer International Export Leaders ETF | European Investment Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	European Investment Risk. The Fund is more exposed to the economic and political risks of Europe and of the European countries in which it invests than funds whose investments are more geographically diversified. Adverse economic and political events in Europe may cause the Fund’s investments to decline in value. The economies and markets of European countries are often closely connected and interdependent, and events in one country in Europe can have an adverse impact on other European countries. The Fund makes investments in securities of issuers that are domiciled in, or have significant operations in, member countries of the European Union (the “EU”) that are subject to economic and monetary controls that can adversely affect the Fund’s investments. The European financial markets have experienced volatility and adverse trends in recent years and these events have adversely affected the exchange rate of the euro and may continue to significantly affect other European countries. Decreasing imports or exports, changes in governmental or EU regulations on trade, changes in the exchange rate of the euro, the default or threat of default by an EU member country on its sovereign debt, and/or an economic recession in an EU member country may have a significant adverse effect on the economies of EU member countries and their trading partners, including some or all of the European countries in which the Fund invests.The risks of investing in the United Kingdom (UK) have been heightened as a result of Brexit, the formal steps taken by the United Kingdom to exit the EU, which has resulted in increased volatility and triggered political, economic, and legal uncertainty. Although the UK has formally left the EU, uncertainty remains as to the long-term consequences of Brexit and issuers in the UK may experience lower growth as a result.
Pacer International Export Leaders ETF | Foreign Sales Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Foreign Sales Risk. The Fund invests in companies that derive a significant portion of their sales to foreign customers. Consequently, investments in such companies may be subject to risk of loss due to unfavorable changes in currency exchange rates, political, economic or social changes or instability in such foreign countries, events affecting the transportation, shipping or delivery of goods to such customers, and changes in foreign laws or regulations affecting exports.
Pacer International Export Leaders ETF | Foreign Securities Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments. Foreign securities held by the Fund may trade on markets that are closed when U.S. markets are open, which may lead to a difference in the value of the Fund and the underlying foreign securities.
Pacer International Export Leaders ETF | Geographic Concentration Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Geographic Concentration Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region. The Index’s, and therefore the Fund’s, heavy equity exposure to four countries (the United Kingdom, France, Switzerland, and Germany) subjects the Fund to a higher degree of country risk than that of more geographically diversified international funds.
Pacer International Export Leaders ETF | Large-Capitalization Investing Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Large-Capitalization Investing Risk. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of large-capitalization companies underperform securities of smaller-capitalization companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.
Pacer International Export Leaders ETF | Mid-Capitalization Investing Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Mid-Capitalization Investing Risk. The Fund may invest in the securities of mid-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of mid-capitalization companies underperform securities of other capitalization ranges or the market as a whole. Securities of smaller companies trade in smaller volumes and are often more vulnerable to market volatility than securities of larger companies.
Pacer International Export Leaders ETF | New Fund Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	New Fund Risk. The Fund is new with no operating history. As a result, there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case it may experience greater tracking error to its Index than it otherwise would at higher asset levels, or it could ultimately liquidate. The Fund’s distributor does not maintain a secondary market in Fund shares.
Pacer International Export Leaders ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.
Pacer International Export Leaders ETF | Passive Investment Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Passive Investment Risk. The Fund is not actively managed and the Adviser would not sell a security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Index or the selling of shares of that security is otherwise required upon a reconstitution of the Index in accordance with the Index methodology. The Fund invests in securities included in the Index, regardless of their investment merits. The Fund does not take defensive positions under any market conditions, including conditions that are adverse to the performance of the Fund.
Pacer International Export Leaders ETF | Tracking Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Tracking Risk. The Fund’s return may not track the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index. In addition, when the Fund uses a representative sampling approach, the Fund may not be as well correlated with the return of the Index as when the Fund purchases all of the securities in the Index in the proportions in which they are represented in the Index. To the extent the Fund calculates its NAV based on fair value prices and the value of the Index is based on securities’ closing prices on local foreign markets (i.e., the value of the Index is not based on fair value prices), the Fund’s ability to track the Index may be adversely affected.
Pacer International Export Leaders ETF | Pacer International Export Leaders ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PIEL
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[5]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.60%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 61
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 192
Pacer CSOP FTSE China A50 ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Pacer CSOP FTSE China A50 ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The Pacer CSOP FTSE China A50 ETF (the “Fund”) is an exchange traded fund (“ETF”) that seeks to provide investment results that, before fees and expenses, track the performance for the FTSE China A50 Net Total Return Index (the “Index”).

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal year ended April 30, 2024, the portfolio turnover rate was 12% of the average value of the portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	12.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund employs a “passive management” (or indexing) investment approach designed to track the total return performance, before fees and expenses, of the Index.
The Index
The Index is comprised of A-Shares issued by the 50 largest companies in the China A-Shares market. The Index is a net total return index, which means that the performance of the Index assumes that dividends paid by the Index constituents, net of any withholding taxes, are reinvested in additional shares of such Index constituents.
The Index is a free float-adjusted market capitalization-weighted index compiled and published by FTSE International Limited (“FTSE” or the “Index Provider”), which is not affiliated with the Fund, Pacer Advisors, Inc. (the “Adviser”), CSOP Asset Management Limited (the “Sub-Adviser”), or the Fund’s distributor. The Index is a real-time, tradable index comprising the largest 50 China A-Share companies by full market capitalization of the FTSE China A All Cap Free Index. The Index is a subset of the FTSE China A All Cap Free Index, FTSE’s most comprehensive benchmark for the Chinese A-Share market. It is denominated and quoted in Chinese Yuan (“CNY”) and comprised of stocks listed on the Shanghai Stock and Shenzhen Stock Exchange main markets, the Shenzhen SME Board and/or the Shenzhen ChiNext Board. The Index Provider determines the composition of the Index and relative weightings of the Index constituents based on the Index’s methodology, and publishes information regarding the market value of the Index.
As of June 30, 2024, the 10 largest constituent securities of the Index represented approximately 45.43% of the Index.
The Fund’s Investment Strategy
A-Shares are a specific classification of equity securities issued by companies incorporated in the People’s Republic of China (“China” or the “PRC”). A-Shares are denominated and traded in renminbi (“RMB”), the official currency of the PRC, on the Shenzhen and Shanghai Stock Exchanges.
Since November of 2014, foreign investors have been permitted to invest in eligible China A-Shares listed on the Shanghai Stock Exchange through the Shanghai-Hong Kong Stock Connect program. The Shanghai-Hong Kong Stock Connect program, which was launched in 2014, established a securities trading and clearing program that enables mutual stock market access between mainland China and Hong Kong. Through the Shanghai-Hong Kong Stock Connect program, foreign investors such as the Fund can trade eligible China A-Shares subject to trading limits and rules and regulations as may be issued from time to time. More recently, in December of 2016 foreign investors are also permitted to invest in eligible China A-Shares listed on the Shenzhen Stock Exchange through the Shenzhen-Hong Kong Stock Connect program. While the Fund may access China A-Shares through the Shenzhen-Hong Kong Stock Connect program in the future, it has no immediate plans to do so.
The Sub-Adviser, on behalf of the Fund, will invest in eligible China A-Shares via the Shanghai-Hong Kong Stock Connect program.
Under normal circumstances, at least 80% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index. The Fund may invest the remainder of its assets in investments that are not included in the Index, but which the Sub-Adviser believes will help the Fund track the Index. These investments include: (i) interests in pooled investment vehicles tracking the Index or similar indexes, including affiliated and non-U.S. funds (certain of these funds may not be registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and therefore are not subject to the same investor protections as the Fund); and (ii) other securities not included in the Index (including H-Shares, which are shares of a company incorporated in mainland China that are denominated in Hong Kong dollars and listed on the Hong Kong Stock Exchange or other foreign exchange). The Fund also may invest in money market instruments, cash, and cash equivalents.
The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it will invest in all of the component securities of the Index in the same approximate proportion as in the Index. However, the Fund may use a “representative sampling” strategy, meaning it may invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole, when the Fund’s sub-adviser believes it is in the best interests of the Fund (e.g., when replicating the Index involves practical difficulties or substantial costs, an Index constituent becomes temporarily illiquid, unavailable, or less liquid, or as a result of legal restrictions or limitations that apply to the Fund but not to the Index). Unlike many investment companies, the Fund does not try to “beat” the Index and does not seek temporary defensive positions when markets decline or appear overvalued.
The Fund is diversified under the Investment Company Act, but may invest more of its assets in the securities of a single issuer or small number of issuers than would otherwise be permitted for a diversified fund solely where the additional issuer weightings result from the index weighting of one or more Index constituents. As of June 30, 2024, the Index was concentrated in the consumer staples and financial sectors.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, at least 80% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The Fund is the successor to the investment performance of the CSOP FTSE China A50 ETF, a series of CSOP ETF Trust (the “Predecessor CSOP Fund”), as a result of the reorganization of the Predecessor CSOP Fund into the Fund on January 22, 2020. Accordingly, any performance information for periods prior to January 22, 2020 is that of the Predecessor CSOP Fund. The Predecessor CSOP Fund had the same investment objective, and substantially similar investment policies, strategies, and risks as the Fund since the Predecessor CSOP Fund’s inception.
The following performance information indicates some of the risks of investing in the Fund. The bar chart shows the Fund’s performance (based on NAV) for calendar years ended December 31. The table illustrates how the Fund and Predecessor CSOP Fund’s average annual returns for the one year, five year, and since inception periods compare with those of the Index. The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information is also available on the Fund’s website at www.PacerETFs.com or by calling the Fund toll-free at 1-800-617-0004.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information indicates some of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-617-0004
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.PacerETFs.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Return as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	For the year-to-date period ended June 30, 2024, the Fund’s total return was 3.12%. During the period of time shown in the bar chart, the Fund’s highest quarterly return was 28.61% the (quarter ended March 31, 2019),and the Fund’s lowest quarterly return was -17.69% (quarter ended September 30, 2022).
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date period ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.12%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	28.61%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.69%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns(for the periods ended December 31, 2023)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
Pacer CSOP FTSE China A50 ETF | Risk Lose Money [Member]
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Risk [Text Block]	rr_RiskTextBlock	You can lose money on your investment in the Fund.
Pacer CSOP FTSE China A50 ETF | Risk Of Investing In China Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Risk of Investing in China. Investing in securities of companies organized and listed in China subjects the Fund to risks specific to China. China is a developing market, and as a result, investments in securities of companies organized and listed in China may be subject to liquidity constraints and significantly higher volatility, from time to time, than investments in securities of more developed markets. China may be subject to considerable government intervention and varying degrees of economic, political and social instability. Internal social unrest or confrontations with other neighboring countries, including military conflicts in response to such events, could have a significant impact on the economy of China (and the world). Reduction in spending on Chinese products and services, institution of tariffs or other trade barriers, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. There is no guarantee that the Chinese government will not revert from its current open-market economy to the economic policy of central planning that it implemented prior to 1978. These factors may result in, among other things, a greater risk of stock market, interest rate, and currency fluctuations, as well as inflation. Accounting, auditing and financial reporting standards in China are different from U.S. standards and, therefore, disclosure of certain material information may not be made. In addition, less information may be available to the Fund and other investors than would be the case if the Fund’s investments were limited to securities of U.S. issuers. It may also be difficult or impossible for the Fund to obtain or enforce a judgment in a Chinese court.
Pacer CSOP FTSE China A50 ETF | Risk Of Investments In A-Shares Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Risk of Investments in A-Shares. The Index is comprised of A-Shares listed on the Shanghai and Shenzhen Stock Exchanges. In seeking to track the performance of the Index, the Fund intends to invest in A-Shares through the Shanghai-Hong Kong Stock Connect program. If the Fund is unable to obtain sufficient exposure to the performance of the Index due to trading or other restrictions on the Shanghai-Hong Kong Stock Connect program, the Fund could be forced to limit or suspend the issuance of new shares until the Sub-Adviser determines that the requisite exposure to the Index is obtainable. Any limits on the Fund’s ability to issue new shares could cause the Fund’s shares to trade at a premium or discount to the NAV of the Fund and the Fund could experience substantial redemptions. The Chinese government may intervene in the A-Shares market and halt or suspend trading of A-Share securities for short or even extended periods of time. Recently, the A-Shares market has experienced considerable volatility and been subject to frequent and extensive trading halts and suspensions. These trading halts and suspensions have, among other things, contributed to uncertainty in the markets and reduced the liquidity of the securities subject to such trading halts and suspensions, including a number of securities held by the Fund.
Pacer CSOP FTSE China A50 ETF | A-Shares Tax Risk Member
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Risk [Text Block]	rr_RiskTextBlock	A-Shares Tax Risk. The Fund’s investments in A-Shares will be subject to a number of taxes and tax regulations in China. The application of many of these tax regulations is at present uncertain. Moreover, the PRC has implemented a number of tax reforms in recent years, including the value added tax reform, and may continue to amend or revise existing PRC tax laws in the future. Changes in applicable PRC tax law, particularly taxation on a retrospective basis, could reduce the after-tax profits of the Fund directly or indirectly by reducing the after-tax profits of the companies in the PRC in which the Fund invests. Uncertainties in the Chinese tax rules governing taxation of income and gains from investments in A-Shares could result in unexpected tax liabilities for the Fund. The Fund’s investments in securities issued by PRC companies, including A-Shares, may cause the Fund to become subject to withholding income tax and other taxes imposed by the PRC. The PRC taxation rules are evolving, may change, and new rules may be applied retroactively. Any such changes could have an adverse impact on Fund performance.
Pacer CSOP FTSE China A50 ETF | Risk Of Investing Through Shanghai-Hong Kong Stock Connect Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Risk of Investing Through Shanghai-Hong Kong Stock Connect. The Fund may invest in China A-Shares listed and traded on the Shanghai Stock Exchange through the Shanghai-Hong Kong Stock Connect program. Trading through the Shanghai-Hong Kong Stock Connect program is subject to a number of restrictions that may impact the Fund’s investments and returns. Among other restrictions, investors in securities obtained via the Shanghai-Hong Kong Stock Connect program are generally subject to Chinese securities regulations and Shanghai Stock Exchange rules. Securities obtained via the Shanghai-Hong Kong Stock Connect program generally may only be sold, purchased or otherwise transferred through the Shanghai-Hong Kong Stock Connect program in accordance with applicable rules. Although the Fund is not subject to individual investment quotas, daily investment quotas designed to limit the maximum daily net purchases on any particular day apply to all participants in the Shanghai-Hong Kong Stock Connect program. These daily investment quotas may restrict or preclude the ability of the Fund to invest in securities obtained via the program. Additionally, investments made through the Shanghai-Hong Kong Stock Connect program are subject to trading, clearance and settlement procedures that are relatively untested in China, which could pose risks to the Fund.
Pacer CSOP FTSE China A50 ETF | Risk Of Investing In Issuers Listed On The ChiNext Board Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Risk of Investing in Issuers listed on the ChiNext Board. The issuers listed on the ChiNext Board generally are companies in the early stages of development pursuing ventures in the scientific development, innovation and media industries. As a result, these issuers generally have limited operating histories, less mature business models, and limited risk management capacity. These traits cause ChiNext-listed issuers to be vulnerable to market risks and market volatility, both of which may adversely affect the performance of an issuer and thus, the Fund’s investment in such issuer.
Pacer CSOP FTSE China A50 ETF | Calculation Methodology Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Calculation Methodology Risk. The Index relies directly or indirectly on various sources of information to assess the criteria of issuers included in the Index, including information that may be based on assumptions and estimates. Neither the Fund, the Index Provider, or the Adviser can offer assurances that the Index’s calculation methodology or sources of information will provide an accurate assessment of included components or a correct valuation of securities, nor can they guarantee the availability or timeliness of the production of the Index.
Pacer CSOP FTSE China A50 ETF | Equity Market Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.
Pacer CSOP FTSE China A50 ETF | Emerging Markets Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Emerging Markets Risk. While China’s economy has expanded in recent years, China is still considered an emerging market economy. As such, the Fund’s investments are subject to greater risk of loss than investments in more developed markets. This is due to, among other things, increased risk of government intervention, greater market volatility, lower trading volume and liquidity constraints, political and economic instability, greater risk of market shutdown and more governmental limitations on foreign investments than is typically found in more developed markets.
Pacer CSOP FTSE China A50 ETF | ETF Risks Member
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Risk [Text Block]	rr_RiskTextBlock	ETF Risks. The Fund is an ETF and, as a result of an ETF’s structure, is exposed to the following risks:
◦Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. ETF shares can only be redeemed in creation units by APs. Individual shareholders may only purchase and sell ETF shares on a secondary market.
◦Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.
◦Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs.
◦Trading. Although shares of the Fund are listed for trading on a national securities exchange, such as NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund, and this could lead to differences between the market price of the shares of the Fund and the underlying value of those shares.
Pacer CSOP FTSE China A50 ETF | ETF Risks, Authorized Participants ("AP"), Market Makers, And Liquidity Providers Concentration Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
Pacer CSOP FTSE China A50 ETF | ETF Risks, Cash Redemption Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. ETF shares can only be redeemed in creation units by APs. Individual shareholders may only purchase and sell ETF shares on a secondary market.
Pacer CSOP FTSE China A50 ETF | ETF Risks, Costs Of Buying Or Selling Shares Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.
Pacer CSOP FTSE China A50 ETF | ETF Risks, Shares Of The Fund May Trade At Prices Other Than NAV Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs.
Pacer CSOP FTSE China A50 ETF | ETF Risks, Trading Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Trading. Although shares of the Fund are listed for trading on a national securities exchange, such as NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund, and this could lead to differences between the market price of the shares of the Fund and the underlying value of those shares.
Pacer CSOP FTSE China A50 ETF | China Concentration Risk Member
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Risk [Text Block]	rr_RiskTextBlock	China Concentration Risk. To the extent that the Fund’s investments are concentrated in the securities of China, or a particular issuer or issuers, market, industry, group of industries, sector or asset class, the Fund may be more adversely affected by the underperformance of those securities, subject to increased price volatility, and more susceptible to adverse economic, market, political and regulatory occurrences than if the Fund’s assets were more diversified.
Pacer CSOP FTSE China A50 ETF | Foreign Securities Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments. Foreign securities held by the Fund may trade on markets that are closed when U.S. markets are open, which may lead to a difference in the value of the Fund and the underlying foreign securities.
Pacer CSOP FTSE China A50 ETF | Index Tracking Error Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Index Tracking Error Risk. As with other index funds, the performance of the Fund may vary from the performance of the Index as a result of Fund fees and expenses, the use of representative sampling, brokerage and transaction costs, the effect of Chinese taxes, and other factors. In addition, the Fund may not be able to invest in certain securities included in the Index or invest in them in the exact proportions represented in the Index due to market disruptions, legal restrictions or limitations imposed by the Chinese government, certain NYSE Arca listing standards, or a lack of liquidity on stock exchanges in which such securities trade. The Fund may not be fully invested at times either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions or pay expenses. In addition, foreign exchange fluctuations and any issues the Fund encounters with regard to currency convertibility (including the cost of borrowing funds, if any) and repatriation may also increase the index tracking error risk.
Pacer CSOP FTSE China A50 ETF | Large-Capitalization Investing Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Large-Capitalization Investing Risk. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of large-capitalization companies underperform securities of smaller-capitalization companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. The Fund’s portfolio may underperform other segments of the Chinese equity market or the equity market as a whole.
Pacer CSOP FTSE China A50 ETF | Non-U.S. Currency Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Non-U.S. Currency Risk. The Fund’s assets will be invested primarily in the securities of issuers in China, and the gains, losses and income received by the Fund will be denominated primarily in RMB whereas the Fund’s reference currency is the U.S. dollar. As a result, the Fund’s performance may be adversely affected by changes in currency exchange rates, which can be very volatile and change quickly and unpredictably. Such fluctuations may be due to changes in interest rates, investors’ expectations concerning inflation and interest rates, the imposition of currency controls or other national or global political or economic developments. Moreover, the Fund may incur costs in connection with conversions between U.S. dollars and foreign currencies. In addition, the remittance of foreign currency and the exchange of RMB within China are subject to significant governmental restrictions. Because all transactions in A-Shares must be settled in RMB, limitations of the supply of RMB may adversely affect the Fund’s operations. There is no assurance that the Fund will continue to have access to sufficient amounts of RMB to remain fully invested.
Pacer CSOP FTSE China A50 ETF | Passive Investment Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Passive Investment Risk. The Fund is not actively managed and the Adviser would not sell a security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Index or the selling of shares of that security is otherwise required upon a reconstitution of the Index in accordance with the Index methodology. The Fund invests in securities included in the Index, regardless of their investment merits. The Fund does not take defensive positions under any market conditions, including conditions that are adverse to the performance of the Fund.
Pacer CSOP FTSE China A50 ETF | Sector Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
◦Consumer Staples Sector Risk. The permissibility of using various food additives and production methods, fads, marketing campaigns, and other factors affecting consumer demand is tied closely to the performance of companies in this sector. In particular, tobacco companies may be adversely affected by new laws, regulations, and litigation. The consumer staples sector may also be adversely affected by changes or trends in commodity prices, which may be influenced or characterized by unpredictable factors.
◦Financials Sector Risk. This sector can be significantly affected by changes in interest rates, government regulation, the rate of defaults on corporate, consumer, and government debt, the availability and cost of capital, and fallout from the housing and sub-prime mortgage crisis. Insurance companies, in particular, may be significantly affected by changes in interest rates, catastrophic events, price and market competition, the imposition of premium rate caps, or other changes in government regulation or tax law and/or rate regulation, which may have an adverse impact on their profitability. In recent years, cyber attacks and technology malfunctions and failures have become increasingly frequent in this sector and have caused significant losses.
Pacer CSOP FTSE China A50 ETF | Sector Risk, Consumer Staples Sector Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Consumer Staples Sector Risk. The permissibility of using various food additives and production methods, fads, marketing campaigns, and other factors affecting consumer demand is tied closely to the performance of companies in this sector. In particular, tobacco companies may be adversely affected by new laws, regulations, and litigation. The consumer staples sector may also be adversely affected by changes or trends in commodity prices, which may be influenced or characterized by unpredictable factors.
Pacer CSOP FTSE China A50 ETF | Sector Risk, Financials Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Financials Sector Risk. This sector can be significantly affected by changes in interest rates, government regulation, the rate of defaults on corporate, consumer, and government debt, the availability and cost of capital, and fallout from the housing and sub-prime mortgage crisis. Insurance companies, in particular, may be significantly affected by changes in interest rates, catastrophic events, price and market competition, the imposition of premium rate caps, or other changes in government regulation or tax law and/or rate regulation, which may have an adverse impact on their profitability. In recent years, cyber attacks and technology malfunctions and failures have become increasingly frequent in this sector and have caused significant losses.
Pacer CSOP FTSE China A50 ETF | FTSE China A50 Net Total Return Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	FTSE China A50 Net Total Return Index(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	(10.78%)
5 Years	rr_AverageAnnualReturnYear05	3.84%
Since Inception	rr_AverageAnnualReturnSinceInception	2.16%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 10, 2015
Pacer CSOP FTSE China A50 ETF | Pacer CSOP FTSE China A50 ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	AFTY
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.70%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 72
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	224
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	390
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 871
Annual Return 2016	rr_AnnualReturn2016	(7.85%)
Annual Return 2017	rr_AnnualReturn2017	43.91%
Annual Return 2018	rr_AnnualReturn2018	(24.17%)
Annual Return 2019	rr_AnnualReturn2019	38.68%
Annual Return 2020	rr_AnnualReturn2020	33.68%
Annual Return 2021	rr_AnnualReturn2021	(7.45%)
Annual Return 2022	rr_AnnualReturn2022	(22.78%)
Annual Return 2023	rr_AnnualReturn2023	(11.67%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(11.67%)
5 Years	rr_AverageAnnualReturnYear05	3.19%
Since Inception	rr_AverageAnnualReturnSinceInception	1.70%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 10, 2015
Pacer CSOP FTSE China A50 ETF | Pacer CSOP FTSE China A50 ETF | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(11.91%)
5 Years	rr_AverageAnnualReturnYear05	2.72%
Since Inception	rr_AverageAnnualReturnSinceInception	0.84%
Pacer CSOP FTSE China A50 ETF | Pacer CSOP FTSE China A50 ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(6.37%)
5 Years	rr_AverageAnnualReturnYear05	2.67%
Since Inception	rr_AverageAnnualReturnSinceInception	1.43%
Pacer Hotel & Lodging Real Estate ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Pacer Hotel & Lodging Real Estate ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The Pacer Hotel & Lodging Real Estate ETF (the “Fund”) is an exchange traded fund (“ETF”) that seeks to track the total return performance, before fees and expenses, of the Pacer Hotel & Lodging Real Estate Index (the “Index”).

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund had not commenced operations as of the date of this Prospectus, portfolio turnover information is not yet available.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Estimated for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund employs a “passive management” (or indexing) investment approach designed to track the total return performance, before fees and expenses, of the Index. The Index was developed by Pacer Advisers Inc. (the “Index Provider”), an affiliate of Pacer Advisors, Inc., the Fund’s investment adviser (the “Adviser”), and measures the performance of the hotel, motel, and lodging real estate sectors of the U.S. equity market.
The Index
The Index is generally composed of the U.S.-listed equity securities of companies that derive at least 85% of their earnings or revenues from real estate operations in the hotel, motel, and lodging real estate sectors (“Eligible Companies”). At the time of each reconstitution of the Index, Eligible Companies with a market capitalization of more than $200 million and average daily traded volume of at least 10,000 shares are included in the Index (the “Index Constituents”). A significant portion of the Index is expected to be composed of real estate investment trusts (“REITs”). The real estate companies included in the Index may utilize leverage, and some may be highly leveraged. Additionally, such companies may include significant business operations outside of the United States.
The Index is reconstituted and rebalanced (i.e., companies are added or deleted and weights are reset based on Index rules) quarterly as of the close of business on the third Friday of March, June, September, and December. Index Constituents are weighted based on their free-float market capitalization (i.e., market capitalization based on the number of shares available to the public), subject to the following constraints as of the time of each reconstitution of the Index. Each Index
Constituent’s weight is capped at 15% and the sum of Index Constituents with weights greater than 4.5% cannot exceed 45% of the total Index weight. If the foregoing limits would be exceeded at the time of a reconstitution of the Index, the excess weight is proportionally redistributed to all Index Constituents with weights below such limits.
The Fund’s Investment Strategy
Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in companies in the hotel and lodging real estate sector. The Fund defines the hotel and lodging real estate sector as consisting of companies that derive at least 50% of their revenues or profits from owning or managing hotels, motels, resorts, or other lodging properties that rent space to guests. Pacer Advisors, Inc. (the “Adviser”) expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better.
The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it will invest in all of the component securities of the Index.
The Fund may also invest up to 20% of its assets in cash and cash equivalents, other investment companies, as well as securities and other instruments not included in the Index but which the Adviser believes will help the Fund track the Index.
The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in companies in the hotel and lodging real estate sector.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Performance information for the Fund is not included because the Fund did not commence operations prior to the date of this Prospectus. In the future, performance information for the Fund will be presented in this section. Updated performance information will be available on the Fund’s website at www.PacerETFs.com or by calling the Fund toll-free at 1-800-617-0004.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information for the Fund is not included because the Fund did not commence operations prior to the date of this Prospectus.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-617-0004
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.PacerETFs.com
Pacer Hotel & Lodging Real Estate ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	You can lose money on your investment in the Fund.
Pacer Hotel & Lodging Real Estate ETF | Calculation Methodology Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Calculation Methodology Risk. The Index relies directly or indirectly on various sources of information to assess the criteria of issuers included in the Index, including information that may be based on assumptions and estimates. Neither the Fund, the Index Provider, or the Adviser can offer assurances that the Index’s calculation methodology or sources of information will provide an accurate assessment of included components or a correct valuation of securities, nor can they guarantee the availability or timeliness of the production of the Index.
Pacer Hotel & Lodging Real Estate ETF | Concentration In Real Estate Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Concentration in Real Estate Risk. The Index, and consequently the Fund, is expected to concentrate its investments (i.e., hold more than 25% of its total assets) in real estate companies. As a result, the value of the Fund’s shares may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries. In addition, at times, the real estate industry may be out of favor and underperform other industries or groups of industries.
Pacer Hotel & Lodging Real Estate ETF | Equity Market Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.
Pacer Hotel & Lodging Real Estate ETF | ETF Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	ETF Risks. The Fund is an ETF and, as a result of an ETF’s structure, is exposed to the following risks:
◦Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.
◦Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant. Shares of the Fund will be bought and sold in the secondary market at market prices.
◦Trading. Although shares of the Fund are listed for trading on a national securities exchange, such as NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund, and this could lead to differences between the market price of the shares of the Fund and the underlying value of those shares.

Pacer Hotel & Lodging Real Estate ETF | ETF Risks, Authorized Participants ("AP"), Market Makers, And Liquidity Providers Concentration Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
Pacer Hotel & Lodging Real Estate ETF | ETF Risks, Costs Of Buying Or Selling Shares Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.
Pacer Hotel & Lodging Real Estate ETF | ETF Risks, Shares Of The Fund May Trade At Prices Other Than NAV Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant. Shares of the Fund will be bought and sold in the secondary market at market prices.
Pacer Hotel & Lodging Real Estate ETF | ETF Risks, Trading Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Trading. Although shares of the Fund are listed for trading on a national securities exchange, such as NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund, and this could lead to differences between the market price of the shares of the Fund and the underlying value of those shares.
Pacer Hotel & Lodging Real Estate ETF | High Portfolio Turnover Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	High Portfolio Turnover Risk. At times, the Fund may have a portfolio turnover rate substantially greater than 100%. A high portfolio turnover rate would result in correspondingly greater transaction expenses, including brokerage commissions, dealer mark ups and other transaction costs, on the sale of securities and on reinvestment in other securities and may result in reduced performance and the distribution to shareholders of additional capital gains for tax purposes. These factors may negatively affect the Fund’s performance.
Pacer Hotel & Lodging Real Estate ETF | International Operations Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	International Operations Risk. Investments in companies with significant business operations outside of the United States may involve certain risks that may not be present with investments in U.S. companies. For example, international operations may be subject to risk of loss due to foreign currency fluctuations; changes in foreign political and economic environments, regionally, nationally, and locally; challenges of complying with a wide variety of foreign laws, including corporate governance, operations, taxes, and litigation; differing lending practices; differences in cultures; changes in applicable laws and regulations in the United States that affect international operations; changes in applicable laws and regulations in foreign jurisdictions; difficulties in managing international operations; and obstacles to the repatriation of earnings and cash. These and other factors can make an investment in the Fund more volatile than other types of investments.
Pacer Hotel & Lodging Real Estate ETF | Large-Capitalization Investing Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Large-Capitalization Investing Risk. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of large-capitalization companies underperform securities of smaller-capitalization companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.
Pacer Hotel & Lodging Real Estate ETF | Mid-Capitalization Investing Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Mid-Capitalization Investing Risk. The Fund may invest in the securities of mid-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of mid-capitalization companies underperform securities of other capitalization ranges or the market as a whole. Securities of smaller companies trade in smaller volumes and are often more vulnerable to market volatility than securities of larger companies.

Pacer Hotel & Lodging Real Estate ETF | New Fund Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	New Fund Risk. The Fund is new with no operating history. As a result, there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case it may experience greater tracking error to its Index than it otherwise would at higher asset levels, or it could ultimately liquidate. The Fund’s distributor does not maintain a secondary market in Fund shares.
Pacer Hotel & Lodging Real Estate ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.
Pacer Hotel & Lodging Real Estate ETF | Passive Investment Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Passive Investment Risk. The Fund is not actively managed and the Adviser would not sell a security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Index or the selling of shares of that security is otherwise required upon a reconstitution of the Index in accordance with the Index methodology. The Fund invests in securities included in the Index, regardless of their investment merits. The Fund does not take defensive positions under any market conditions, including conditions that are adverse to the performance of the Fund.
Pacer Hotel & Lodging Real Estate ETF | Real Estate Companies Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Real Estate Companies Risk. The Fund invests in real estate companies, including REITs and real estate holdings companies, which will expose investors to the risks of owning real estate directly, as well as to the risks that relate specifically to the way in which such companies are organized and operated. Real estate is highly sensitive to general and local economic conditions and developments. The U.S. real estate market may, in the future, experience and has, in the past, experienced a decline in value, with certain regions experiencing significant losses in property values. Many real estate companies, including REITs, utilize leverage (and some may be highly leveraged), which increases investment risk and the risk normally associated with debt financing, and could potentially increase the Fund’s volatility and losses. Exposure to such real estate may adversely affect Fund performance.
In addition to the foregoing risks common to most real estate companies, companies in certain real estate sectors may have additional unique risks.
◦Risks of Investing in the Hotel & Lodging Real Estate Sector. Companies in the Hotel & Lodging Real Estate sector may be affected by unique supply and demand factors that do not apply to other real estate sectors. Weak economic conditions in some parts of the world, changes in oil prices and currency values, political instability in some areas, and the uncertainty over how long any of these conditions will continue, could continue to have a negative impact on the lodging industry. As a result of such current economic conditions and uncertainty, the lodging industry may continue to experience weakened demand for occupancy in some markets.

Pacer Hotel & Lodging Real Estate ETF | Real Estate Companies Risk, Risks Of Investing In The Hotel & Lodging Real Estate Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Risks of Investing in the Hotel & Lodging Real Estate Sector. Companies in the Hotel & Lodging Real Estate sector may be affected by unique supply and demand factors that do not apply to other real estate sectors. Weak economic conditions in some parts of the world, changes in oil prices and currency values, political instability in some areas, and the uncertainty over how long any of these conditions will continue, could continue to have a negative impact on the lodging industry. As a result of such current economic conditions and uncertainty, the lodging industry may continue to experience weakened demand for occupancy in some markets.
Pacer Hotel & Lodging Real Estate ETF | REIT Investment Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	REIT Investment Risk. Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume, and may be more volatile than other securities. In addition, to the extent the Fund holds interests in REITs, it is expected that investors in the Fund will bear two layers of asset-based management fees and expenses (directly at the Fund level and indirectly at the REIT level). The risks of investing in REITs include certain risks associated with the direct ownership of real estate and the real estate industry in general. These include risks related to general, regional and local economic conditions; fluctuations in interest rates and property tax rates; shifts in zoning laws, environmental regulations and other governmental action such as the exercise of eminent domain; cash flow dependency; increased operating expenses; lack of availability of mortgage funds; losses due to natural disasters; overbuilding; losses due to casualty or condemnation; changes in property values and rental rates; and other factors.
In addition to these risks, REITs are dependent upon management skills and generally may not be diversified. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In addition, REITs could possibly fail to qualify for the beneficial tax treatment available to REITs under the Internal Revenue Code of 1986, or to maintain their exemptions from registration under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund expects that dividends received from a REIT and distributed to Fund shareholders generally will be taxable to the shareholder as ordinary income, but may be taxable as return of capital. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting investments.

Pacer Hotel & Lodging Real Estate ETF | Small-Capitalization Companies Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Small-Capitalization Companies Risk. The equity securities of small-capitalization companies have historically been subject to greater investment risk than securities of larger companies. The prices of equity securities of small-capitalization companies tend to be more volatile and less liquid than the prices of equity securities of larger companies.
Pacer Hotel & Lodging Real Estate ETF | Tax Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Tax Risk. To qualify for the favorable tax treatment generally available to regulated investment companies, the Fund must satisfy certain diversification requirements. In particular, the Fund generally may not acquire a security if, as a result of the acquisition, more than 50% of the value of the Fund’s assets would be invested in (a) issuers in which the Fund has, in each case, invested more than 5% of the Fund’s assets or (b) issuers more than 10% of whose outstanding voting securities are owned by the Fund. While the weighting of the Index is not inconsistent with these rules, given the concentration of the Index in a relatively small number of securities, it may not always be possible for the Fund to fully implement a replication strategy or a representative sampling strategy while satisfying these diversification requirements. The Fund’s efforts to satisfy the diversification requirements may affect the Fund’s execution of its investment strategy and may cause the Fund’s return to deviate from that of the Index, and the Fund’s efforts to replicate or represent the Index may cause it inadvertently to fail to satisfy the diversification requirements. If the Fund were to fail to satisfy the diversification requirements, it could incur penalty taxes and be forced to dispose of certain assets, or it could fail to qualify as a regulated investment company. If the Fund were to fail to qualify as a regulated investment company, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.
Pacer Hotel & Lodging Real Estate ETF | Tracking Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Tracking Risk. The Fund’s return may not track the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index. Additionally, the Fund’s return may not track the return of the Index if the Fund is not able to replicate the holdings of the Index due to the diversification requirements described above under “Tax Risk,” which apply to the Fund but not the Index.
Pacer Hotel & Lodging Real Estate ETF | Pacer Hotel & Lodging Real Estate ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ROOM
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[6]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.60%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 61
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 192
Pacer Hotel & Lodging Real Estate ETF | Pacer Apartments & Residential Real Estate ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PAD
Pacer Apartments & Residential Real Estate ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Pacer Apartments & Residential Real Estate ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The Pacer Apartments & Residential Real Estate ETF (the “Fund”) is an exchange traded fund (“ETF”) that seeks to track the total return performance, before fees and expenses, of the Pacer Apartments & Residential Real Estate Index (the “Index”).

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund had not commenced operations as of the date of this Prospectus, portfolio turnover information is not yet available.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Estimated for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund employs a “passive management” (or indexing) investment approach designed to track the total return performance, before fees and expenses, of the Index. The Index was developed by Pacer Advisers Inc. (the “Index Provider”) an affiliate of Pacer Advisors, Inc., the Fund’s investment adviser (the “Adviser”), and measures the performance of the apartment, student housing, and residential rental real estate sectors of the U.S. equity market.
The Index
The Index is generally composed of the U.S.-listed equity securities of companies that derive at least 85% of their earnings or revenues from real estate operations in the apartment, student housing, and residential rental real estate sectors (“Eligible Companies”). At the time of each reconstitution of the Index, Eligible Companies with a market capitalization of more than $200 million and average daily traded volume of at least 10,000 shares are included in the Index (the “Index Constituents”). A significant portion of the Index is expected to be composed of real estate investment trusts (“REITs”). The real estate companies included in the Index may utilize leverage, and some may be highly leveraged. Additionally, such companies may include significant business operations outside of the United States.
The Index is reconstituted and rebalanced (i.e., companies are added or deleted and weights are reset based on Index rules) quarterly as of the close of business on the third Friday of March, June, September, and December. Index Constituents are weighted based on their free-float market capitalization (i.e., market capitalization based on the number of shares available to the public), subject to the following constraints as of the time of each reconstitution of the Index. Each Index
Constituent’s weight is capped at 15% and the sum of Index Constituents with weights greater than 4.5% cannot exceed 45% of the total Index weight. If the foregoing limits would be exceeded at the time of a reconstitution of the Index, the excess weight is proportionally redistributed to all Index Constituents with weights below such limits.
The Fund’s Investment Strategy
Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in companies in the apartments and residential real estate sector. The Fund defines the apartments and residential real estate sector as consisting of companies that derive at least 50% of their revenues or profits from owning or managing apartment buildings, student housing, manufactured homes, and single-family homes. Pacer Advisors, Inc. (the “Adviser”) expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better.
The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it will invest in all of the component securities of the Index.
The Fund may also invest up to 20% of its assets in cash and cash equivalents, other investment companies, as well as securities and other instruments not included in the Index but which the Adviser believes will help the Fund track the Index.
The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in companies in the apartments and residential real estate sector.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Performance information for the Fund is not included because the Fund did not commence operations prior to the date of this Prospectus. In the future, performance information for the Fund will be presented in this section. Updated performance information will be available on the Fund’s website at www.PacerETFs.com or by calling the Fund toll-free at 1-800-617-0004.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information for the Fund is not included because the Fund did not commence operations prior to the date of this Prospectus.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-617-0004
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.PacerETFs.com
Pacer Apartments & Residential Real Estate ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	You can lose money on your investment in the Fund.
Pacer Apartments & Residential Real Estate ETF | Calculation Methodology Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Calculation Methodology Risk. The Index relies directly or indirectly on various sources of information to assess the criteria of issuers included in the Index, including information that may be based on assumptions and estimates. Neither the Fund, the Index Provider, or the Adviser can offer assurances that the Index’s calculation methodology or sources of information will provide an accurate assessment of included components or a correct valuation of securities, nor can they guarantee the availability or timeliness of the production of the Index.
Pacer Apartments & Residential Real Estate ETF | Concentration In Real Estate Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Concentration in Real Estate Risk. The Index, and consequently the Fund, is expected to concentrate its investments (i.e., hold more than 25% of its total assets) in real estate companies. As a result, the value of the Fund’s shares may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries. In addition, at times, the real estate industry may be out of favor and underperform other industries or groups of industries.
Pacer Apartments & Residential Real Estate ETF | Equity Market Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.
Pacer Apartments & Residential Real Estate ETF | ETF Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	ETF Risks. The Fund is an ETF and, as a result of an ETF’s structure, is exposed to the following risks:
◦Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.
◦Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant. Shares of the Fund will be bought and sold in the secondary market at market prices.
◦Trading. Although shares of the Fund are listed for trading on a national securities exchange, such as NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund, and this could lead to differences between the market price of the shares of the Fund and the underlying value of those shares.

Pacer Apartments & Residential Real Estate ETF | ETF Risks, Authorized Participants ("AP"), Market Makers, And Liquidity Providers Concentration Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Pacer Apartments & Residential Real Estate ETF | ETF Risks, Costs Of Buying Or Selling Shares Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.
Pacer Apartments & Residential Real Estate ETF | ETF Risks, Shares Of The Fund May Trade At Prices Other Than NAV Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant. Shares of the Fund will be bought and sold in the secondary market at market prices.
Pacer Apartments & Residential Real Estate ETF | ETF Risks, Trading Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Trading. Although shares of the Fund are listed for trading on a national securities exchange, such as NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund, and this could lead to differences between the market price of the shares of the Fund and the underlying value of those shares.
Pacer Apartments & Residential Real Estate ETF | High Portfolio Turnover Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	High Portfolio Turnover Risk. At times, the Fund may have a portfolio turnover rate substantially greater than 100%. A high portfolio turnover rate would result in correspondingly greater transaction expenses, including brokerage commissions, dealer mark ups and other transaction costs, on the sale of securities and on reinvestment in other securities and may result in reduced performance and the distribution to shareholders of additional capital gains for tax purposes. These factors may negatively affect the Fund’s performance.
Pacer Apartments & Residential Real Estate ETF | International Operations Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	International Operations Risk. Investments in companies with significant business operations outside of the United States may involve certain risks that may not be present with investments in U.S. companies. For example, international operations may be subject to risk of loss due to foreign currency fluctuations; changes in foreign political and economic environments, regionally, nationally, and locally; challenges of complying with a wide variety of foreign laws, including corporate governance, operations, taxes, and litigation; differing lending practices; differences in cultures; changes in applicable laws and regulations in the United States that affect international operations; changes in applicable laws and regulations in foreign jurisdictions; difficulties in managing international operations; and obstacles to the repatriation of earnings and cash. These and other factors can make an investment in the Fund more volatile than other types of investments.
Pacer Apartments & Residential Real Estate ETF | Large-Capitalization Investing Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Large-Capitalization Investing Risk. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of large-capitalization companies underperform securities of smaller-capitalization companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.
Pacer Apartments & Residential Real Estate ETF | Mid-Capitalization Investing Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Mid-Capitalization Investing Risk. The Fund may invest in the securities of mid-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of mid-capitalization companies underperform securities of other capitalization ranges or the market as a whole. Securities of smaller companies trade in smaller volumes and are often more vulnerable to market volatility than securities of larger companies.
Pacer Apartments & Residential Real Estate ETF | New Fund Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	New Fund Risk. The Fund is new with no operating history. As a result, there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case it may experience greater tracking error to its Index than it otherwise would at higher asset levels, or it could ultimately liquidate. The Fund’s distributor does not maintain a secondary market in Fund shares.
Pacer Apartments & Residential Real Estate ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.
Pacer Apartments & Residential Real Estate ETF | Passive Investment Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Passive Investment Risk. The Fund is not actively managed and the Adviser would not sell a security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Index or the selling of shares of that security is otherwise required upon a reconstitution of the Index in accordance with the Index methodology. The Fund invests in securities included in the Index, regardless of their investment merits. The Fund does not take defensive positions under any market conditions, including conditions that are adverse to the performance of the Fund.
Pacer Apartments & Residential Real Estate ETF | Real Estate Companies Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Real Estate Companies Risk. The Fund invests in real estate companies, including REITs and real estate holdings companies, which will expose investors to the risks of owning real estate directly, as well as to the risks that relate specifically to the way in which such companies are organized and operated. Real estate is highly sensitive to general and local economic conditions and developments. The U.S. real estate market may, in the future, experience and has, in the past, experienced a decline in value, with certain regions experiencing significant losses in property values. Many real estate companies, including REITs, utilize leverage (and some may be highly leveraged), which increases investment risk and the risk normally associated with debt financing, and could potentially increase the Fund’s volatility and losses. Exposure to such real estate may adversely affect Fund performance.
In addition to the foregoing risks common to most real estate companies, companies in certain real estate sectors may have additional unique risks.
◦Risks of Investing in the Apartments & Residential Real Estate Sector. Companies in the Apartments & Residential Real Estate sector may be affected by unique supply and demand factors that do not apply to other real estate sectors. Residential real estate development is particularly subject to changes in financing costs, occupancy rates, the ability to obtain zoning or other permits or government approvals, labor costs, and scheduling delays. Additionally, such companies may face significant costs associated with compliance (or failure to comply with) the accessibility provisions of federal, state or local requirements.

Pacer Apartments & Residential Real Estate ETF | Real Estate Companies Risk, Risks Of Investing In The Apartments & Residential Real Estate Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Risks of Investing in the Apartments & Residential Real Estate Sector. Companies in the Apartments & Residential Real Estate sector may be affected by unique supply and demand factors that do not apply to other real estate sectors. Residential real estate development is particularly subject to changes in financing costs, occupancy rates, the ability to obtain zoning or other permits or government approvals, labor costs, and scheduling delays. Additionally, such companies may face significant costs associated with compliance (or failure to comply with) the accessibility provisions of federal, state or local requirements.
Pacer Apartments & Residential Real Estate ETF | REIT Investment Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	REIT Investment Risk. Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume, and may be more volatile than other securities. In addition, to the extent the Fund holds interests in REITs, it is expected that investors in the Fund will bear two layers of asset-based management fees and expenses (directly at the Fund level and indirectly at the REIT level). The risks of investing in REITs include certain risks associated with the direct ownership of real estate and the real estate industry in general. These include risks related to general, regional and local economic conditions; fluctuations in interest rates and property tax rates; shifts in zoning laws, environmental regulations and other governmental action such as the exercise of eminent domain; cash flow dependency; increased operating expenses; lack of availability of mortgage funds; losses due to natural disasters; overbuilding; losses due to casualty or condemnation; changes in property values, vacancy, and rental rates; and other factors.
In addition to these risks, REITs are dependent upon management skills and generally may not be diversified. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In addition, REITs could possibly fail to qualify for the beneficial tax treatment available to REITs under the Internal Revenue Code of 1986, or to maintain their exemptions from registration under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund expects that dividends received from a REIT and distributed to Fund shareholders generally will be taxable to the shareholder as ordinary income, but may be taxable as return of capital. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting investments.

Pacer Apartments & Residential Real Estate ETF | Small-Capitalization Companies Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Small-Capitalization Companies Risk. The equity securities of small-capitalization companies have historically been subject to greater investment risk than securities of larger companies. The prices of equity securities of small-capitalization companies tend to be more volatile and less liquid than the prices of equity securities of larger companies.
Pacer Apartments & Residential Real Estate ETF | Tax Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Tax Risk. To qualify for the favorable tax treatment generally available to regulated investment companies, the Fund must satisfy certain diversification requirements. In particular, the Fund generally may not acquire a security if, as a result of the acquisition, more than 50% of the value of the Fund’s assets would be invested in (a) issuers in which the Fund has, in each case, invested more than 5% of the Fund’s assets or (b) issuers more than 10% of whose outstanding voting securities are owned by the Fund. While the weighting of the Index is not inconsistent with these rules, given the concentration of the Index in a relatively small number of securities, it may not always be possible for the Fund to fully implement a replication strategy or a representative sampling strategy while satisfying these diversification requirements. The Fund’s efforts to satisfy the diversification requirements may affect the Fund’s execution of its investment strategy and may cause the Fund’s return to deviate from that of the Index, and the Fund’s efforts to replicate or represent the Index may cause it inadvertently to fail to satisfy the diversification requirements. If the Fund were to fail to satisfy the diversification requirements, it could incur penalty taxes and be forced to dispose of certain assets, or it could fail to qualify as a regulated investment company. If the Fund were to fail to qualify as a regulated investment company, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.
Pacer Apartments & Residential Real Estate ETF | Tracking Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Tracking Risk. The Fund’s return may not track the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index. Additionally, the Fund’s return may not track the return of the Index if the Fund is not able to replicate the holdings of the Index due to the diversification requirements described above under “Tax Risk,” which apply to the Fund but not the Index.
Pacer Apartments & Residential Real Estate ETF | Pacer Apartments & Residential Real Estate ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[7]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.60%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 61
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 192
Pacer Healthcare Real Estate ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Pacer Healthcare Real Estate ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The Pacer Healthcare Real Estate ETF (the “Fund”) is an exchange traded fund (“ETF”) that seeks to track the total return performance, before fees and expenses, of the Pacer Healthcare Real Estate Index (the “Index”).

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund had not commenced operations as of the date of this Prospectus, portfolio turnover information is not yet available.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Estimated for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund employs a “passive management” (or indexing) investment approach designed to track the total return performance, before fees and expenses, of the Index. The Index was developed by Pacer Advisers Inc. (the “Index Provider”), an affiliate of Pacer Advisors, Inc., the Fund’s investment adviser (the “Adviser”), and measures the performance of the healthcare real estate sectors of the U.S. equity market.
The Index
The Index is generally composed of the U.S.-listed equity securities of companies that derive at least 85% of their earnings or revenues from real estate operations in the healthcare real estate sectors (“Eligible Companies”). At the time of each reconstitution of the Index, Eligible Companies with a market capitalization of more than $200 million and average daily traded volume of at least 10,000 shares are included in the Index (the “Index Constituents”). A significant portion of the Index is expected to be composed of real estate investment trusts (“REITs”). The real estate companies included in the Index may utilize leverage, and some may be highly leveraged. Additionally, such companies may include significant business operations outside of the United States.
The Index is reconstituted and rebalanced (i.e., companies are added or deleted and weights are reset based on Index rules) quarterly as of the close of business on the third Friday of March, June, September, and December. Index Constituents are weighted based on their free-float market capitalization (i.e., market capitalization based on the number of shares available to the public), subject to the following constraints as of the time of each reconstitution of the Index. Each Index Constituent’s weight is capped at 15% and the sum of Index Constituents with weights greater than 4.5% cannot exceed
45% of the total Index weight. If the foregoing limits would be exceeded at the time of a reconstitution of the Index, the excess weight is proportionally redistributed to all Index Constituents with weights below such limits.
The Fund’s Investment Strategy
Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in companies in the healthcare real estate sector. The Fund defines the healthcare real estate sector as consisting of companies that derive at least 50% of their revenues or profits from owning or managing healthcare real estate (e.g., senior living facilities, hospitals, medical office buildings, skilled nursing facilities). Pacer Advisors, Inc. (the “Adviser”) expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better.
The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it will invest in all of the component securities of the Index.
The Fund may also invest up to 20% of its assets in cash and cash equivalents, other investment companies, as well as securities and other instruments not included in the Index but which the Adviser believes will help the Fund track the Index.
The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in companies in the healthcare real estate sector.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Performance information for the Fund is not included because the Fund did not commence operations prior to the date of this Prospectus. In the future, performance information for the Fund will be presented in this section. Updated performance information will be available on the Fund’s website at www.PacerETFs.com or by calling the Fund toll-free at 1-800-617-0004.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information for the Fund is not included because the Fund did not commence operations prior to the date of this Prospectus.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-617-0004
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.PacerETFs.com
Pacer Healthcare Real Estate ETF | Risk Lose Money [Member]
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Risk [Text Block]	rr_RiskTextBlock	You can lose money on your investment in the Fund.
Pacer Healthcare Real Estate ETF | Calculation Methodology Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Calculation Methodology Risk. The Index relies directly or indirectly on various sources of information to assess the criteria of issuers included in the Index, including information that may be based on assumptions and estimates. Neither the Fund, the Index Provider, or the Adviser can offer assurances that the Index’s calculation methodology or sources of information will provide an accurate assessment of included components or a correct valuation of securities, nor can they guarantee the availability or timeliness of the production of the Index.
Pacer Healthcare Real Estate ETF | Concentration In Real Estate Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Concentration in Real Estate Risk. The Index, and consequently the Fund, is expected to concentrate its investments (i.e., hold more than 25% of its total assets) in real estate companies. As a result, the value of the Fund’s shares may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries. In addition, at times, the real estate industry may be out of favor and underperform other industries or groups of industries.
Pacer Healthcare Real Estate ETF | Equity Market Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.
Pacer Healthcare Real Estate ETF | ETF Risks Member
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Risk [Text Block]	rr_RiskTextBlock	ETF Risks. The Fund is an ETF and, as a result of an ETF’s structure, is exposed to the following risks:
◦Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.
◦Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant. Shares of the Fund will be bought and sold in the secondary market at market prices.
◦Trading. Although shares of the Fund are listed for trading on a national securities exchange, such as NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund, and this could lead to differences between the market price of the shares of the Fund and the underlying value of those shares.

Pacer Healthcare Real Estate ETF | ETF Risks, Authorized Participants ("AP"), Market Makers, And Liquidity Providers Concentration Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
Pacer Healthcare Real Estate ETF | ETF Risks, Costs Of Buying Or Selling Shares Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.
Pacer Healthcare Real Estate ETF | ETF Risks, Shares Of The Fund May Trade At Prices Other Than NAV Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant. Shares of the Fund will be bought and sold in the secondary market at market prices.
Pacer Healthcare Real Estate ETF | ETF Risks, Trading Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Trading. Although shares of the Fund are listed for trading on a national securities exchange, such as NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund, and this could lead to differences between the market price of the shares of the Fund and the underlying value of those shares.
Pacer Healthcare Real Estate ETF | High Portfolio Turnover Risk Member
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Risk [Text Block]	rr_RiskTextBlock	High Portfolio Turnover Risk. At times, the Fund may have a portfolio turnover rate substantially greater than 100%. A high portfolio turnover rate would result in correspondingly greater transaction expenses, including brokerage commissions, dealer mark ups and other transaction costs, on the sale of securities and on reinvestment in other securities and may result in reduced performance and the distribution to shareholders of additional capital gains for tax purposes. These factors may negatively affect the Fund’s performance.
Pacer Healthcare Real Estate ETF | International Operations Risk Member
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Risk [Text Block]	rr_RiskTextBlock	International Operations Risk. Investments in companies with significant business operations outside of the United States may involve certain risks that may not be present with investments in U.S. companies. For example, international operations may be subject to risk of loss due to foreign currency fluctuations; changes in foreign political and economic environments, regionally, nationally, and locally; challenges of complying with a wide variety of foreign laws, including corporate governance, operations, taxes, and litigation; differing lending practices; differences in cultures; changes in applicable laws and regulations in the United States that affect international operations; changes in applicable laws and regulations in foreign jurisdictions; difficulties in managing international operations; and obstacles to the repatriation of earnings and cash. These and other factors can make an investment in the Fund more volatile than other types of investments.
Pacer Healthcare Real Estate ETF | Large-Capitalization Investing Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Large-Capitalization Investing Risk. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of large-capitalization companies underperform securities of smaller-capitalization companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.
Pacer Healthcare Real Estate ETF | Mid-Capitalization Investing Member
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Risk [Text Block]	rr_RiskTextBlock	Mid-Capitalization Investing Risk. The Fund may invest in the securities of mid-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of mid-capitalization companies underperform securities of other capitalization ranges or the market as a whole. Securities of smaller companies trade in smaller volumes and are often more vulnerable to market volatility than securities of larger companies.
Pacer Healthcare Real Estate ETF | New Fund Risk Member
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Risk [Text Block]	rr_RiskTextBlock	New Fund Risk. The Fund is new with no operating history. As a result, there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case it may experience greater tracking error to its Index than it otherwise would at higher asset levels, or it could ultimately liquidate. The Fund’s distributor does not maintain a secondary market in Fund shares.
Pacer Healthcare Real Estate ETF | Risk Nondiversified Status [Member]
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Risk [Text Block]	rr_RiskTextBlock	Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.
Pacer Healthcare Real Estate ETF | Passive Investment Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Passive Investment Risk. The Fund is not actively managed and the Adviser would not sell a security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Index or the selling of shares of that security is otherwise required upon a reconstitution of the Index in accordance with the Index methodology. The Fund invests in securities included in the Index, regardless of their investment merits. The Fund does not take defensive positions under any market conditions, including conditions that are adverse to the performance of the Fund.
Pacer Healthcare Real Estate ETF | Real Estate Companies Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Real Estate Companies Risk. The Fund invests in real estate companies, including REITs and real estate holdings companies, which will expose investors to the risks of owning real estate directly, as well as to the risks that relate specifically to the way in which such companies are organized and operated. Real estate is highly sensitive to general and local economic conditions and developments. The U.S. real estate market may, in the future, experience and has, in the past, experienced a decline in value, with certain regions experiencing significant losses in property values. Many real estate companies, including REITs, utilize leverage (and some may be highly leveraged), which increases investment risk and the risk normally associated with debt financing, and could potentially increase the Fund’s volatility and losses. Exposure to such real estate may adversely affect Fund performance.
In addition to the foregoing risks common to most real estate companies, companies in certain real estate sectors may have additional unique risks.
◦Risks of Investing in the Healthcare Real Estate Sector. Companies in the Healthcare Real Estate sector may be affected by unique supply and demand factors that do not apply to other real estate sectors. Such companies may be subject to risks related to severe cold and flu seasons, epidemics, or any other widespread illnesses that could affect the occupancy of healthcare properties, including seniors housing. Additionally, healthcare companies may be significantly dependent on one or a small number of long-term management agreements for seniors housing communities, which may subject such companies to the risks affecting such management companies.

Pacer Healthcare Real Estate ETF | Real Estate Companies Risk, Risks Of Investing In The Healthcare Real Estate Sector Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Risks of Investing in the Healthcare Real Estate Sector. Companies in the Healthcare Real Estate sector may be affected by unique supply and demand factors that do not apply to other real estate sectors. Such companies may be subject to risks related to severe cold and flu seasons, epidemics, or any other widespread illnesses that could affect the occupancy of healthcare properties, including seniors housing. Additionally, healthcare companies may be significantly dependent on one or a small number of long-term management agreements for seniors housing communities, which may subject such companies to the risks affecting such management companies.
Pacer Healthcare Real Estate ETF | REIT Investment Risk Member
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Risk [Text Block]	rr_RiskTextBlock	REIT Investment Risk. Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume, and may be more volatile than other securities. In addition, to the extent the Fund holds interests in REITs, it is expected that investors in the Fund will bear two layers of asset-based management fees and expenses (directly at the Fund level and indirectly at the REIT level). The risks of investing in REITs include certain risks associated with the direct ownership of real estate and the real estate industry in general. These include risks related to general, regional and local economic conditions; fluctuations in interest rates and property tax rates; shifts in zoning laws, environmental regulations and other governmental action such as the exercise of eminent domain; cash flow dependency; increased operating expenses; lack of availability of mortgage funds; losses due to natural disasters; overbuilding; losses due to casualty or condemnation; changes in property values and rental rates; and other factors.
In addition to these risks, REITs are dependent upon management skills and generally may not be diversified. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In addition, REITs could possibly fail to qualify for the beneficial tax treatment available to REITs under the Internal Revenue Code of 1986, or to maintain their exemptions from registration under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund expects that dividends received from a REIT and distributed to Fund shareholders generally will be taxable to the shareholder as ordinary income, but may be taxable as return of capital. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting investments.

Pacer Healthcare Real Estate ETF | Small-Capitalization Companies Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Small-Capitalization Companies Risk. The equity securities of small-capitalization companies have historically been subject to greater investment risk than securities of larger companies. The prices of equity securities of small-capitalization companies tend to be more volatile and less liquid than the prices of equity securities of larger companies.
Pacer Healthcare Real Estate ETF | Tax Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Tax Risk. To qualify for the favorable tax treatment generally available to regulated investment companies, the Fund must satisfy certain diversification requirements. In particular, the Fund generally may not acquire a security if, as a result of the acquisition, more than 50% of the value of the Fund’s assets would be invested in (a) issuers in which the Fund has, in each case, invested more than 5% of the Fund’s assets or (b) issuers more than 10% of whose outstanding voting securities are owned by the Fund. While the weighting of the Index is not inconsistent with these rules, given the concentration of the Index in a relatively small number of securities, it may not always be possible for the Fund to fully implement a replication strategy or a representative sampling strategy while satisfying these diversification requirements. The Fund’s efforts to satisfy the diversification requirements may affect the Fund’s execution of its investment strategy and may cause the Fund’s return to deviate from that of the Index, and the Fund’s efforts to replicate or represent the Index may cause it inadvertently to fail to satisfy the diversification requirements. If the Fund were to fail to satisfy the diversification requirements, it could incur penalty taxes and be forced to dispose of certain assets, or it could fail to qualify as a regulated investment company. If the Fund were to fail to qualify as a regulated investment company, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.

Pacer Healthcare Real Estate ETF | Tracking Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Tracking Risk. The Fund’s return may not track the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index. Additionally, the Fund’s return may not track the return of the Index if the Fund is not able to replicate the holdings of the Index due to the diversification requirements described above under “Tax Risk,” which apply to the Fund but not the Index.
Pacer Healthcare Real Estate ETF | Solactive GPR Industrial Real Estate Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Inception Date	rr_AverageAnnualReturnInceptionDate	May 14, 2018
Pacer Healthcare Real Estate ETF | FTSE NAREIT All Equity REITS Total Return Index (reflects no deduction for fees, expenses, or taxes)
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Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 14, 2018
Pacer Healthcare Real Estate ETF | Pacer Healthcare Real Estate ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	RXRE
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[8]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.60%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 61
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 192
Pacer Healthcare Real Estate ETF | Pacer Industrial Real Estate ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	INDS
Inception Date	rr_AverageAnnualReturnInceptionDate	May 14, 2018
Pacer Industrial Real Estate ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Pacer Industrial Real Estate ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The Pacer Industrial Real Estate ETF (the “Fund”) is an exchange traded fund (“ETF”) that seeks to track the total return performance, before fees and expenses, of the Solactive GPR Industrial Real Estate Index (the “Index”).

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2024
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal year ended April 30, 2024, the Fund’s portfolio turnover rate was 19% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	19.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund employs a “passive management” (or indexing) investment approach designed to track the total return performance, before fees and expenses, of the Index. The Index was developed by Global Property Research B.V. and Solactive AG (the “Index Provider”), and measures the performance of the industrial real estate sector primarily of the U.S. equity market, which includes warehouse and self-storage real estate sub-sectors.
The Index
The Index is generally composed of the equity securities of developed markets companies that derive at least 85% of their earnings or revenues from real estate operations in the industrial real estate sector (“Industrial Companies”), including companies that derive at least 85% of their earnings or revenues from self-storage real estate operations (“Self-Storage Companies”). At the time of each reconstitution of the Index, Industrial Companies with a market capitalization of more than $200 million and average daily traded volume of at least 10,000 shares that are part of the GPR 250 Index are included in the Index (the “Index Constituents”). A significant portion of the Index is expected to be composed of real estate investment trusts (“REITs”). The real estate companies included in the Index may utilize leverage, and some may be highly leveraged. Additionally, such companies may include significant business operations outside of the United States.
The Index is reconstituted and rebalanced (i.e., companies are added or deleted and weights are reset based on Index rules) quarterly as of the close of business on the third Friday of March, June, September, and December. Index Constituents are
weighted based on their free-float market capitalization (i.e., market capitalization based on the number of shares available to the public), subject to the following constraints as of the time of each reconstitution of the Index. The sum of all Industrial Companies that are not Self-Storage Companies cannot exceed 80% of the total Index weight, and the remaining weight will be composed of Self-Storage Companies. Additionally, each Index Constituent’s weight is capped at 15% and the sum of Index Constituents with weights greater than 4.5% cannot exceed 45% of the total Index weight. If the foregoing limits would be exceeded at the time of a reconstitution of the Index, the excess weight is proportionally redistributed to all Index Constituents with weights below such limits.
The Fund’s Investment Strategy
Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in companies the industrial real estate sector. The Fund defines the industrial real estate sector as consisting of companies that derive at least 50% of their revenues or profits from owning or managing land or buildings used for industrial purposes (e.g., warehouses, distribution facilities, storage or self-storage facilities). Pacer Advisors, Inc. (the “Adviser”) expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better.
The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it will invest in all of the component securities of the Index.
The Fund may also invest up to 20% of its assets in cash and cash equivalents, other investment companies, as well as securities and other instruments not included in the Index but which the Adviser believes will help the Fund track the Index.
The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in companies the industrial real estate sector.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the Fund. The bar chart shows the Fund’s performance (based on NAV) for calendar years ended December 31. The table shows how the Fund’s average annual returns for the one year, five year and since inception periods compared with those of the Index and a broad measure of market performance. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.PacerETFs.com or by calling the Fund toll-free at 1-800-617-0004.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-617-0004
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.PacerETFs.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Return as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
For the year-to-date period ended June 30, 2024, the Fund’s total return was -8.15%. During the period of time shown in the bar chart, the Fund’s highest return for a calendar quarter was 28.28% (quarter ended December 31, 2021) and the Fund’s lowest return for a calendar quarter was -19.52% (quarter ended June 30, 2022).

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date period ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(8.15%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2021
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	28.28%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.52%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns(for the periods ended December 31, 2023)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
Pacer Industrial Real Estate ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	You can lose money on your investment in the Fund.
Pacer Industrial Real Estate ETF | Calculation Methodology Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Calculation Methodology Risk. The Index relies directly or indirectly on various sources of information to assess the criteria of issuers included in the Index, including information that may be based on assumptions and estimates. Neither the Fund, the Index Provider, or the Adviser can offer assurances that the Index’s calculation methodology or sources of information will provide an accurate assessment of included components or a correct valuation of securities, nor can they guarantee the availability or timeliness of the production of the Index.
Pacer Industrial Real Estate ETF | Concentration In Real Estate Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Concentration in Real Estate Risk. The Index, and consequently the Fund, is expected to concentrate its investments (i.e., hold more than 25% of its total assets) in real estate companies. As a result, the value of the Fund’s shares may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries. In addition, at times, the real estate industry may be out of favor and underperform other industries or groups of industries.
Pacer Industrial Real Estate ETF | Currency Exchange Rate Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Currency Exchange Rate Risk. The Fund’s assets may include investments denominated in non-U.S. currencies, such as the euro, or in securities or other assets that provide exposure to such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.
Pacer Industrial Real Estate ETF | Equity Market Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

Pacer Industrial Real Estate ETF | ETF Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	ETF Risks. The Fund is an ETF and, as a result of an ETF’s structure, is exposed to the following risks:
◦Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.
◦Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs.
◦Trading. Although shares of the Fund are listed for trading on a national securities exchange, such as NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund, and this could lead to differences between the market price of the shares of the Fund and the underlying value of those shares.
Pacer Industrial Real Estate ETF | ETF Risks, Authorized Participants ("AP"), Market Makers, And Liquidity Providers Concentration Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
Pacer Industrial Real Estate ETF | ETF Risks, Costs Of Buying Or Selling Shares Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.
Pacer Industrial Real Estate ETF | ETF Risks, Shares Of The Fund May Trade At Prices Other Than NAV Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs.
Pacer Industrial Real Estate ETF | ETF Risks, Trading Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Trading. Although shares of the Fund are listed for trading on a national securities exchange, such as NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund, and this could lead to differences between the market price of the shares of the Fund and the underlying value of those shares.
Pacer Industrial Real Estate ETF | Foreign Securities Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments. Foreign securities held by the Fund may trade on markets that are closed when U.S. markets are open, which may lead to a difference in the value of the Fund and the underlying foreign securities.
Pacer Industrial Real Estate ETF | Geographic Concentration Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Geographic Concentration Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.
◦Risks Related to Investing in Canada. The Canadian economy is reliant on the sale of natural resources and commodities, which can pose risks such as the fluctuation of prices and the variability of demand for exportation of such products. Changes in spending on Canadian products by the economies of other countries or changes in any of these economies may cause a significant impact on the Canadian economy.

Pacer Industrial Real Estate ETF | Geographic Concentration Risk, Risks Related To Investing In Canada Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Risks Related to Investing in Canada. The Canadian economy is reliant on the sale of natural resources and commodities, which can pose risks such as the fluctuation of prices and the variability of demand for exportation of such products. Changes in spending on Canadian products by the economies of other countries or changes in any of these economies may cause a significant impact on the Canadian economy.
Pacer Industrial Real Estate ETF | International Operations Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	International Operations Risk. Investments in companies with significant business operations outside of the United States may involve certain risks that may not be present with investments in U.S. companies. For example, international operations may be subject to risk of loss due to foreign currency fluctuations; changes in foreign political and economic environments, regionally, nationally, and locally; challenges of complying with a wide variety of foreign laws, including corporate governance, operations, taxes, and litigation; differing lending practices; differences in cultures; changes in applicable laws and regulations in the United States that affect international operations; changes in applicable laws and regulations in foreign jurisdictions; difficulties in managing international operations; and obstacles to the repatriation of earnings and cash. These and other factors can make an investment in the Fund more volatile than other types of investments.

Pacer Industrial Real Estate ETF | Large-Capitalization Investing Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Large-Capitalization Investing Risk. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of large-capitalization companies underperform securities of smaller-capitalization companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.
Pacer Industrial Real Estate ETF | Mid-Capitalization Investing Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Mid-Capitalization Investing Risk. The Fund may invest in the securities of mid-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of mid-capitalization companies underperform securities of other capitalization ranges or the market as a whole. Securities of smaller companies trade in smaller volumes and are often more vulnerable to market volatility than securities of larger companies.
Pacer Industrial Real Estate ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.
Pacer Industrial Real Estate ETF | Passive Investment Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Passive Investment Risk. The Fund is not actively managed and the Adviser would not sell a security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Index or the selling of shares of that security is otherwise required upon a reconstitution of the Index in accordance with the Index methodology. The Fund invests in securities included in the Index, regardless of their investment merits. The Fund does not take defensive positions under any market conditions, including conditions that are adverse to the performance of the Fund.
Pacer Industrial Real Estate ETF | Real Estate Companies Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Real Estate Companies Risk. The Fund invests in real estate companies, including REITs and real estate holdings companies, which will expose investors to the risks of owning real estate directly, as well as to the risks that relate specifically to the way in which such companies are organized and operated. Real estate is highly sensitive to general and local economic conditions and developments. The U.S. real estate market may, in the future, experience and has, in the past, experienced a decline in value, with certain regions experiencing significant losses in property values. Many real estate companies, including REITs, utilize leverage (and some may be highly leveraged), which increases investment risk and the risk normally associated with debt financing, and could potentially increase the Fund’s volatility and losses. Exposure to such real estate may adversely affect Fund performance.
In addition to the foregoing risks common to most real estate companies, companies in certain real estate sectors may have additional unique risks.
◦Risks of Investing in the Industrial Real Estate Sector. Companies in the Industrial Real Estate sector may be affected by unique supply and demand factors that do not apply to other real estate sectors. For example, industrial real estate may be more susceptible to changes in interest rates, macroeconomic trends, government regulation, and tax regulation than other real estate sectors. Industrial real estate may also be concentrated in logistics-related industries, which could expose industrial real estate companies to the risks of a downturn affecting logistics companies.

Pacer Industrial Real Estate ETF | Real Estate Companies Risk, Risks Of Investing In The Industrial Real Estate Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Risks of Investing in the Industrial Real Estate Sector. Companies in the Industrial Real Estate sector may be affected by unique supply and demand factors that do not apply to other real estate sectors. For example, industrial real estate may be more susceptible to changes in interest rates, macroeconomic trends, government regulation, and tax regulation than other real estate sectors. Industrial real estate may also be concentrated in logistics-related industries, which could expose industrial real estate companies to the risks of a downturn affecting logistics companies.
Pacer Industrial Real Estate ETF | REIT Investment Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	REIT Investment Risk. Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume, and may be more volatile than other securities. In addition, to the extent the Fund holds interests in REITs, it is expected that investors in the Fund will bear two layers of asset-based management fees and expenses (directly at the Fund level and indirectly at the REIT level). The risks of investing in REITs include certain risks associated with the direct ownership of real estate and the real estate industry in general. These include risks related to general, regional and local economic conditions; fluctuations in interest rates and property tax rates; shifts in zoning laws, environmental regulations and other governmental action such as the exercise of eminent domain; cash flow dependency; increased operating expenses; lack of availability of mortgage funds; losses due to natural disasters; overbuilding; losses due to casualty or condemnation; changes in property values and rental rates; and other factors.
In addition to these risks, REITs are dependent upon management skills and generally may not be diversified. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In addition, REITs could possibly fail to qualify for the beneficial tax treatment available to REITs under the Internal Revenue Code of 1986, or to maintain their exemptions from registration under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund expects that dividends received from a REIT and distributed to Fund shareholders generally will be taxable to the shareholder as ordinary income, but may be taxable as return of capital. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting investments.
Pacer Industrial Real Estate ETF | Small-Capitalization Companies Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Small-Capitalization Companies Risk. The equity securities of small-capitalization companies have historically been subject to greater investment risk than securities of larger companies. The prices of equity securities of small-capitalization companies tend to be more volatile and less liquid than the prices of equity securities of larger companies.
Pacer Industrial Real Estate ETF | Tax Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Tax Risk. To qualify for the favorable tax treatment generally available to regulated investment companies, the Fund must satisfy certain diversification requirements. In particular, the Fund generally may not acquire a security if, as a result of the acquisition, more than 50% of the value of the Fund’s assets would be invested in (a) issuers in which the Fund has, in each case, invested more than 5% of the Fund’s assets or (b) issuers more than 10% of whose outstanding voting securities are owned by the Fund. While the weighting of the Index is not inconsistent with these rules, given the concentration of the Index in a relatively small number of securities, it may not always be possible for the Fund to fully implement a replication strategy or a representative sampling strategy while satisfying these diversification requirements. The Fund’s efforts to satisfy the diversification requirements may affect the Fund’s execution of its investment strategy and may cause the Fund’s return to deviate from that of the Index, and the Fund’s efforts to replicate or represent the Index may cause it inadvertently to fail to satisfy the diversification requirements. If the Fund were to fail to satisfy the diversification requirements, it could incur penalty taxes and be forced to dispose of certain assets, or it could fail to qualify as a regulated investment company. If the Fund were to fail to qualify as a regulated investment company, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.
Pacer Industrial Real Estate ETF | Tracking Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Tracking Risk. The Fund’s return may not track the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index. Additionally, the Fund’s return may not track the return of the Index if the Fund is not able to replicate the holdings of the Index due to the diversification requirements described above under “Tax Risk,” which apply to the Fund but not the Index.
Pacer Industrial Real Estate ETF | Solactive GPR Industrial Real Estate Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	Solactive GPR Industrial Real Estate Index1(reflects no deduction for fees, expenses, or taxes)	[9]
1 Year	rr_AverageAnnualReturnYear01	18.06%	[9]
5 Years	rr_AverageAnnualReturnYear05	15.30%	[9]
Since Inception	rr_AverageAnnualReturnSinceInception	13.21%	[9]
Pacer Industrial Real Estate ETF | FTSE NAREIT All Equity REITS Total Return Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	FTSE NAREIT All Equity REITS Total Return Index(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	18.06%
5 Years	rr_AverageAnnualReturnYear05	15.59%
Since Inception	rr_AverageAnnualReturnSinceInception	13.00%
Pacer Industrial Real Estate ETF | Pacer Industrial Real Estate ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.60%	[10]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 61
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	192
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	335
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 750
Annual Return 2019	rr_AnnualReturn2019	42.10%
Annual Return 2020	rr_AnnualReturn2020	12.60%
Annual Return 2021	rr_AnnualReturn2021	54.28%
Annual Return 2022	rr_AnnualReturn2022	(32.24%)
Annual Return 2023	rr_AnnualReturn2023	17.10%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	17.10%
5 Years	rr_AverageAnnualReturnYear05	14.39%
Since Inception	rr_AverageAnnualReturnSinceInception	12.37%
Pacer Industrial Real Estate ETF | Pacer Industrial Real Estate ETF | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	15.93%
5 Years	rr_AverageAnnualReturnYear05	13.48%
Since Inception	rr_AverageAnnualReturnSinceInception	11.44%
Pacer Industrial Real Estate ETF | Pacer Industrial Real Estate ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	10.46%
5 Years	rr_AverageAnnualReturnYear05	11.19%
Since Inception	rr_AverageAnnualReturnSinceInception	9.54%
Pacer Data & Infrastructure Real Estate ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Pacer Data & Infrastructure Real Estate ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The Pacer Data & Infrastructure Real Estate ETF (the “Fund”) is an exchange traded fund (“ETF”) that seeks to track the total return performance, before fees and expenses, of the Solactive GPR Data & Infrastructure Real Estate Index (the “Index”).

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal year ended April 30, 2024, the Fund’s portfolio turnover rate was 68% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	68.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund employs a “passive management” (or indexing) investment approach designed to track the total return performance, before fees and expenses, of the Index. The Index was developed by Global Property Research B.V. and Solactive AG (the “Index Provider”), and measures the performance of the data and infrastructure real estate sectors primarily of the U.S. equity market.
The Index
The Index is generally composed of equity securities of developed markets companies that derive at least 85% of their earnings or revenues from real estate operations in the data and infrastructure real estate sectors (“Eligible Companies”). At the time of each reconstitution of the Index, Eligible Companies with a market capitalization of more than $500 million and average daily traded volume of at least 10,000 shares that are part of the GPR 250 Index and the GPR Pure Infrastructure Index are included in the Index (the “Index Constituents”). A significant portion of the Index is expected to be composed of real estate investment trusts (“REITs”). The real estate companies included in the Index may utilize leverage, and some may be highly leveraged. Additionally, such companies may include significant business operations outside of the United States.
The Index is reconstituted and rebalanced (i.e., companies are added or deleted and weights are reset based on Index rules) quarterly as of the close of business on the third Friday of March, June, September, and December. Index Constituents are
weighted based on their free-float market capitalization (i.e., market capitalization based on the number of shares available to the public), subject to the following constraints as of the time of each reconstitution of the Index. Each Index Constituent’s weight is capped at 15% and the sum of Index Constituents with weights greater than 4.5% cannot exceed 45% of the total Index weight. If the foregoing limits would be exceeded at the time of a reconstitution of the Index, the excess weight is proportionally redistributed to all Index Constituents with weights below such limits.
The Fund’s Investment Strategy
Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in companies the data and infrastructure real estate sector. The Fund defines the data and infrastructure real estate sector as consisting of companies that derive at least 50% of their revenues or profits from owning or managing real estate used to store, compute, or transmit large amounts of data (e.g., data centers, communications towers). Pacer Advisors, Inc. (the “Adviser”) expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better.
The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it will invest in all of the component securities of the Index.
The Fund may also invest up to 20% of its assets in cash and cash equivalents, other investment companies, as well as securities and other instruments not included in the Index but which the Adviser believes will help the Fund track the Index.
The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in companies the data and infrastructure real estate sector.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the Fund. The bar chart shows the Fund’s performance (based on NAV) for calendar years ended December 31. The table shows how the Fund’s average annual returns for the one year, five year, and since inception periods compared with those of the Index and a broad measure of market performance. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.PacerETFs.com or by calling the Fund toll-free at 1-800-617-0004.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-617-0004
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.PacerETFs.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Return as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
For the year-to-date period ended June 30, 2024, the Fund’s total return was -7.07%. During the period of time shown in the bar chart, the Fund’s highest return for a calendar quarter was 20.82% (quarter ended March 31, 2019) and the Fund’s lowest return for a calendar quarter was -16.38% (quarter ended September 30, 2022).

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date period ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(7.07%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.82%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.38%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns(for the periods ended December 31, 2023)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
Pacer Data & Infrastructure Real Estate ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	You can lose money on your investment in the Fund.
Pacer Data & Infrastructure Real Estate ETF | Calculation Methodology Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Calculation Methodology Risk. The Index relies directly or indirectly on various sources of information to assess the criteria of issuers included in the Index, including information that may be based on assumptions and estimates. Neither the Fund, the Index Provider, or the Adviser can offer assurances that the Index’s calculation methodology or sources of information will provide an accurate assessment of included components or a correct valuation of securities, nor can they guarantee the availability or timeliness of the production of the Index.
Pacer Data & Infrastructure Real Estate ETF | Concentration In Real Estate Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Concentration in Real Estate Risk. The Index, and consequently the Fund, is expected to concentrate its investments (i.e., hold more than 25% of its total assets) in real estate companies. As a result, the value of the Fund’s shares may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries. In addition, at times, the real estate industry may be out of favor and underperform other industries or groups of industries.
Pacer Data & Infrastructure Real Estate ETF | Currency Exchange Rate Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Currency Exchange Rate Risk. The Fund’s assets may include investments denominated in non-U.S. currencies, such as the euro, or in securities or other assets that provide exposure to such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.
Pacer Data & Infrastructure Real Estate ETF | Equity Market Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.
Pacer Data & Infrastructure Real Estate ETF | ETF Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	ETF Risks. The Fund is an ETF and, as a result of an ETF’s structure, is exposed to the following risks:
◦Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.
◦Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs.
◦Trading. Although shares of the Fund are listed for trading on a national securities exchange, such as NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund, and this could lead to differences between the market price of the shares of the Fund and the underlying value of those shares.

Pacer Data & Infrastructure Real Estate ETF | ETF Risks, Authorized Participants ("AP"), Market Makers, And Liquidity Providers Concentration Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
Pacer Data & Infrastructure Real Estate ETF | ETF Risks, Costs Of Buying Or Selling Shares Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.
Pacer Data & Infrastructure Real Estate ETF | ETF Risks, Shares Of The Fund May Trade At Prices Other Than NAV Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs.
Pacer Data & Infrastructure Real Estate ETF | ETF Risks, Trading Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Trading. Although shares of the Fund are listed for trading on a national securities exchange, such as NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund, and this could lead to differences between the market price of the shares of the Fund and the underlying value of those shares.
Pacer Data & Infrastructure Real Estate ETF | Foreign Securities Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments. Foreign securities held by the Fund may trade on markets that are closed when U.S. markets are open, which may lead to a difference in the value of the Fund and the underlying foreign securities.
Pacer Data & Infrastructure Real Estate ETF | Geographic Concentration Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Geographic Concentration Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.
Pacer Data & Infrastructure Real Estate ETF | International Operations Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	International Operations Risk. Investments in companies with significant business operations outside of the United States may involve certain risks that may not be present with investments in U.S. companies. For example, international operations may be subject to risk of loss due to foreign currency fluctuations; changes in foreign political and economic environments, regionally, nationally, and locally; challenges of complying with a wide variety of foreign laws, including corporate governance, operations, taxes, and litigation; differing lending practices; differences in cultures; changes in applicable laws and regulations in the United States that affect international operations; changes in applicable laws and regulations in foreign jurisdictions; difficulties in managing international operations; and obstacles to the repatriation of earnings and cash. These and other factors can make an investment in the Fund more volatile than other types of investments.
Pacer Data & Infrastructure Real Estate ETF | Large-Capitalization Investing Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Large-Capitalization Investing Risk. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of large-capitalization companies underperform securities of smaller-capitalization companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.

Pacer Data & Infrastructure Real Estate ETF | Mid-Capitalization Investing Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Mid-Capitalization Investing Risk. The Fund may invest in the securities of mid-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of mid-capitalization companies underperform securities of other capitalization ranges or the market as a whole. Securities of smaller companies trade in smaller volumes and are often more vulnerable to market volatility than securities of larger companies.
Pacer Data & Infrastructure Real Estate ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.
Pacer Data & Infrastructure Real Estate ETF | Passive Investment Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Passive Investment Risk. The Fund is not actively managed and the Adviser would not sell a security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Index or the selling of shares of that security is otherwise required upon a reconstitution of the Index in accordance with the Index methodology. The Fund invests in securities included in the Index, regardless of their investment merits. The Fund does not take defensive positions under any market conditions, including conditions that are adverse to the performance of the Fund.
Pacer Data & Infrastructure Real Estate ETF | Real Estate Companies Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Real Estate Companies Risk. The Fund invests in real estate companies, including REITs and real estate holdings companies, which will expose investors to the risks of owning real estate directly, as well as to the risks that relate specifically to the way in which such companies are organized and operated. Real estate is highly sensitive to general and local economic conditions and developments. The U.S. real estate market may, in the future, experience and has, in the past, experienced a decline in value, with certain regions experiencing significant losses in property values. Many real estate companies, including REITs, utilize leverage (and some may be highly leveraged), which increases investment risk and the risk normally associated with debt financing, and could potentially increase the Fund’s volatility and losses. Exposure to such real estate may adversely affect Fund performance.
In addition to the foregoing risks common to most real estate companies, companies in certain real estate sectors may have additional unique risks.
◦Risks of Investing in the Data & Infrastructure Real Estate Sector. Companies in the Data & Infrastructure Real Estate sector may be affected by unique supply and demand factors that do not apply to other real estate sectors, such as changes in demand for communications infrastructure, consolidation of tower sites, new technologies that may affect demand for communications towers, and changes in demand for wireless infrastructure and wireless connectivity.

Pacer Data & Infrastructure Real Estate ETF | Real Estate Companies Risk, Risks Of Investing In The Data & Infrastructure Real Estate Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Risks of Investing in the Data & Infrastructure Real Estate Sector. Companies in the Data & Infrastructure Real Estate sector may be affected by unique supply and demand factors that do not apply to other real estate sectors, such as changes in demand for communications infrastructure, consolidation of tower sites, new technologies that may affect demand for communications towers, and changes in demand for wireless infrastructure and wireless connectivity.
Pacer Data & Infrastructure Real Estate ETF | REIT Investment Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	REIT Investment Risk. Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume, and may be more volatile than other securities. In addition, to the extent the Fund holds interests in REITs, it is expected that investors in the Fund will bear two layers of asset-based management fees and expenses (directly at the Fund level and indirectly at the REIT level). The risks of investing in REITs include certain risks associated with the direct ownership of real estate and the real estate industry in general. These include risks related to general, regional and local economic conditions; fluctuations in interest rates and property tax rates; shifts in zoning laws, environmental regulations and other governmental action such as the exercise of eminent domain; cash flow dependency; increased operating expenses; lack of availability of mortgage funds; losses due to natural disasters; overbuilding; losses due to casualty or condemnation; changes in property values and rental rates; and other factors.
In addition to these risks, REITs are dependent upon management skills and generally may not be diversified. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In addition, REITs could possibly fail to qualify for the beneficial tax treatment available to REITs under the Internal Revenue Code of 1986, or to maintain their exemptions from registration under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund expects that dividends received from a REIT and distributed to Fund shareholders generally will be taxable to the shareholder as ordinary income, but may be taxable as return of capital. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting investments.

Pacer Data & Infrastructure Real Estate ETF | Small-Capitalization Companies Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Small-Capitalization Companies Risk. The equity securities of small-capitalization companies have historically been subject to greater investment risk than securities of larger companies. The prices of equity securities of small-capitalization companies tend to be more volatile and less liquid than the prices of equity securities of larger companies.
Pacer Data & Infrastructure Real Estate ETF | Tax Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Tax Risk. To qualify for the favorable tax treatment generally available to regulated investment companies, the Fund must satisfy certain diversification requirements. In particular, the Fund generally may not acquire a security if, as a result of the acquisition, more than 50% of the value of the Fund’s assets would be invested in (a) issuers in which the Fund has, in each case, invested more than 5% of the Fund’s assets or (b) issuers more than 10% of whose outstanding voting securities are owned by the Fund. While the weighting of the Index is not inconsistent with these rules, given the concentration of the Index in a relatively small number of securities, it may not always be possible for the Fund to fully implement a replication strategy or a representative sampling strategy while satisfying these diversification requirements. The Fund’s efforts to satisfy the diversification requirements may affect the Fund’s execution of its investment strategy and may cause the Fund’s return to deviate from that of the Index, and the Fund’s efforts to replicate or represent the Index may cause it inadvertently to fail to satisfy the diversification requirements. If the Fund were to fail to satisfy the diversification requirements, it could incur penalty taxes and be forced to dispose of certain assets, or it could fail to qualify as a regulated investment company. If the Fund were to fail to qualify as a regulated investment company, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.
Pacer Data & Infrastructure Real Estate ETF | Tracking Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Tracking Risk. The Fund’s return may not track the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index. Additionally, the Fund’s return may not track the return of the Index if the Fund is not able to replicate the holdings of the Index due to the diversification requirements described above under “Tax Risk,” which apply to the Fund but not the Index.
Pacer Data & Infrastructure Real Estate ETF | Solactive GPR Data & Infrastructure Real Estate Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	Solactive GPR Data & Infrastructure Real Estate Index1(reflects no deduction for fees, expenses, or taxes)	[11]
1 Year	rr_AverageAnnualReturnYear01	7.83%	[11]
5 Years	rr_AverageAnnualReturnYear05	7.89%	[11]
Since Inception	rr_AverageAnnualReturnSinceInception	6.42%	[11]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 15, 2018
Pacer Data & Infrastructure Real Estate ETF | FTSE NAREIT All Equity REITS Total Return Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	FTSE NAREIT All Equity REITS Total Return Index(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	9.16%
5 Years	rr_AverageAnnualReturnYear05	7.89%
Since Inception	rr_AverageAnnualReturnSinceInception	8.51%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 15, 2018
Pacer Data & Infrastructure Real Estate ETF | Pacer Data & Infrastructure Real Estate ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SRVR
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.60%	[12]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 61
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	192
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	335
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 750
Annual Return 2019	rr_AnnualReturn2019	41.76%
Annual Return 2020	rr_AnnualReturn2020	12.04%
Annual Return 2021	rr_AnnualReturn2021	22.00%
Annual Return 2022	rr_AnnualReturn2022	(31.77%)
Annual Return 2023	rr_AnnualReturn2023	6.97%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	7.17%
5 Years	rr_AverageAnnualReturnYear05	6.97%
Since Inception	rr_AverageAnnualReturnSinceInception	5.74%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 15, 2018
Pacer Data & Infrastructure Real Estate ETF | Pacer Data & Infrastructure Real Estate ETF | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	6.48%
5 Years	rr_AverageAnnualReturnYear05	5.61%
Since Inception	rr_AverageAnnualReturnSinceInception	5.00%
Pacer Data & Infrastructure Real Estate ETF | Pacer Data & Infrastructure Real Estate ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	5.40%
5 Years	rr_AverageAnnualReturnYear05	4.38%
Since Inception	rr_AverageAnnualReturnSinceInception	4.24%
Pacer Autopilot Hedged European Index ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Pacer Autopilot Hedged European Index ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The Pacer Autopilot Hedged European Index ETF (the “Fund”) is an exchange traded fund (“ETF”) that seeks to track the total return performance, before fees and expenses, of the Pacer Autopilot Hedged European Index (the “Index”).

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund had not commenced operations as of the date of this Prospectus, portfolio turnover information is not yet available.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Estimated for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund employs a “passive management” (or indexing) investment approach designed to track the total return performance, before fees and expenses, of the Index. The Index is based on a proprietary methodology developed and maintained by Index Design Group (the “Index Provider”), an affiliate of Pacer Advisors, Inc., the Fund’s investment adviser (the “Adviser”).
The Index
The Pacer Autopilot Hedged European Index uses an objective, rules-based methodology (i) to invest in the component stocks of the FTSE Eurozone Index and (ii) to apply a proprietary currency hedging strategy pursuant to which the Index will be short the euro and long the U.S. dollar during periods when the euro is trending weaker against the U.S. dollar. The component stocks of the FTSE Eurozone Index form the equity component of the Pacer Autopilot Hedged European Index. The Index’s proprietary currency hedging strategy is overlayed on top of the equity component.
Equity Exposure. The FTSE Eurozone Index is a rules-based, float-adjusted, market capitalization-weighted index comprised of large- and mid-capitalization stocks providing coverage of the developed markets in the euro zone, including primarily France, Germany, Spain, the Netherlands, and Italy. The FTSE Eurozone Index is derived from the FTSE Global Equity Index Series, which covers 98% of the world’s investable market capitalization.
Currency Hedging. During each period when the euro’s 20-day moving average is lower than its 130-day moving average, the Index will, in addition to its equity exposure, track 1-month forward currency contracts, rolled to each subsequent month as applicable, to offset the Index’s exposure to the euro with exposure to U.S. dollars (i.e., short the euro and long the U.S. dollar), known as being “currency hedged”. A forward currency contract is an agreement to buy or sell a specific currency at a future date at a price set at the time of the contract. During each period when the euro’s 20-day moving average is higher than its 130-day moving average, the Index will track only the equity exposure, known as being “currency unhedged”.
The Index may stay “currency hedged” or “currency unhedged” for short or extended periods of time.
The Fund’s Investment Strategy
Under normal circumstances, at least 80% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities (e.g., depositary receipts). The Adviser expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better.
In tracking the Index when it is currency hedged, the Fund enters into forward currency contracts designed to offset the Fund’s exposure to the euro. The Fund hedges the euro to the U.S. dollar by selling euro currency forwards at the then-current one-month forward rate. The amount of forward contracts in the Fund is based on the aggregate exposure of the Fund and Index to the euro at the time the Index becomes currency hedged. While this approach is designed to minimize the adverse impact of currency fluctuations on Fund returns, this does not necessarily eliminate exposure to all adverse currency fluctuations. The return of the forward currency contracts may not perfectly offset the actual fluctuations of the euro relative to the U.S. dollar.
The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it will invest in all of the component securities of the Index in the same approximate proportion as in the Index.
The Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, at least 80% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities (e.g., depositary receipts).
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Performance information for the Fund is not included because the Fund did not commence operations prior to the date of this Prospectus. In the future, performance information for the Fund will be presented in this section. Updated performance information will be available on the Fund’s website at www.PacerETFs.com or by calling the Fund toll-free at 1-800-617-0004.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information for the Fund is not included because the Fund did not commence operations prior to the date of this Prospectus.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-617-0004
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.PacerETFs.com
Pacer Autopilot Hedged European Index ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	You can lose money on your investment in the Fund.
Pacer Autopilot Hedged European Index ETF | Calculation Methodology Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Calculation Methodology Risk. The Index relies directly or indirectly on various sources of information to assess the criteria of issuers included in the Index, including information that may be based on assumptions and estimates. Neither the Fund, the Index Provider, or the Adviser can offer assurances that the Index’s calculation methodology or sources of information will provide an accurate assessment of included components or a correct valuation of securities, nor can they guarantee the availability or timeliness of the production of the Index.
Pacer Autopilot Hedged European Index ETF | Currency Exchange Rate Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Currency Exchange Rate Risk. The Fund’s assets may include investments denominated in non-U.S. currencies, such as the euro, or in securities or other assets that provide exposure to such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.
Pacer Autopilot Hedged European Index ETF | Equity Market Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.
Pacer Autopilot Hedged European Index ETF | ETF Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	ETF Risks. The Fund is an ETF and, as a result of an ETF’s structure, is exposed to the following risks:
◦Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.
◦Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs.
◦Trading. Although shares of the Fund are listed for trading on a national securities exchange, such as Cboe BZX Exchange, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund, and this could lead to differences between the market price of the shares of the Fund and the underlying value of those shares.
Pacer Autopilot Hedged European Index ETF | ETF Risks, Authorized Participants ("AP"), Market Makers, And Liquidity Providers Concentration Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
Pacer Autopilot Hedged European Index ETF | ETF Risks, Costs Of Buying Or Selling Shares Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.
Pacer Autopilot Hedged European Index ETF | ETF Risks, Shares Of The Fund May Trade At Prices Other Than NAV Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs.
Pacer Autopilot Hedged European Index ETF | ETF Risks, Trading Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Trading. Although shares of the Fund are listed for trading on a national securities exchange, such as Cboe BZX Exchange, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund, and this could lead to differences between the market price of the shares of the Fund and the underlying value of those shares.
Pacer Autopilot Hedged European Index ETF | European Investment Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	European Investment Risk. The Fund is more exposed to the economic and political risks of Europe and of the European countries in which it invests than funds whose investments are more geographically diversified. Adverse economic and political events in Europe may cause the Fund’s investments to decline in value. The economies and markets of European countries are often closely connected and interdependent, and events in one country in Europe can have an adverse impact on other European countries. The Fund makes investments in securities of issuers that are domiciled in, or have significant operations in, member countries of the European Union (the “EU”) that are subject to economic and monetary controls that can adversely affect the Fund’s investments. The European financial markets have experienced volatility and adverse trends in recent years and these events have adversely affected the exchange rate of the euro and may continue to significantly affect other European countries. Decreasing imports or exports, changes in governmental or EU regulations on trade, changes in the exchange rate of the euro, the default or threat of default by an EU member country on its sovereign debt, and/or an economic recession in an EU member country may have a significant adverse effect on the economies of EU member countries and their trading partners, including some or all of the European countries in which the Fund invests.The risks of investing in the United Kingdom (UK) have been heightened as a result of Brexit, the formal steps taken by the United Kingdom to exit the EU, which has resulted in increased volatility and triggered political, economic, and legal uncertainty. Although the UK has formally left the EU, uncertainty remains as to the long-term consequences of Brexit and issuers in the UK may experience lower growth as a result.
Pacer Autopilot Hedged European Index ETF | Foreign Securities Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments. Foreign securities held by the Fund may trade on markets that are closed when U.S. markets are open, which may lead to a difference in the value of the Fund and the underlying foreign securities.

Pacer Autopilot Hedged European Index ETF | Forward Currency Contracts Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Forward Currency Contracts Risk. Forward currency contracts and other currency management strategies may substantially change the Fund’s exposure to currency exchange rates and could result in losses to the Fund if currencies do not perform as expected or if the Fund is unable to quickly enter or exit such contracts. The use of forward currency contracts with third parties (i.e., “counterparties”) subjects the Fund to counterparty risk, including the risk that a counterparty to these contracts becomes bankrupt, defaults on its obligations, or otherwise fails to honor its obligations. If a counterparty defaults on its payment obligations, the Fund may lose money and the value of an investment in Fund shares may decrease. The use of forward currency contracts may create leverage (i.e., investment exposure greater than the dollar amount invested), thereby causing the Fund to be more volatile. Forward contracts require collateralization, and the commitment of a large portion of the Fund’s assets as collateral could impede portfolio management. Forward currency contracts are also subject to valuation risk, which is the risk that the contracts may be difficult to value and/or valued incorrectly.
Pacer Autopilot Hedged European Index ETF | Geographic Concentration Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Geographic Concentration Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region. The Index’s, and therefore the Fund’s, heavy equity exposure to two countries (France and Germany) subjects the Fund to a higher degree of country risk than that of more geographically diversified international funds.
Pacer Autopilot Hedged European Index ETF | Hedging Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Hedging Risk. Forward currency contracts used by the Fund to offset its exposure to the euro may not perform as intended. There can be no assurance that the Fund’s hedging transactions will be effective.
Pacer Autopilot Hedged European Index ETF | Large-Capitalization Investing Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Large-Capitalization Investing Risk. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of large-capitalization companies underperform securities of smaller-capitalization companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.
Pacer Autopilot Hedged European Index ETF | Mid-Capitalization Investing Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Mid-Capitalization Investing Risk. The Fund may invest in the securities of mid-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of mid-capitalization companies underperform securities of other capitalization ranges or the market as a whole. Securities of smaller companies trade in smaller volumes and are often more vulnerable to market volatility than securities of larger companies.
Pacer Autopilot Hedged European Index ETF | New Fund Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	New Fund Risk. The Fund is new with no operating history. As a result, there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case it may experience greater tracking error to its Index than it otherwise would at higher asset levels, or it could ultimately liquidate. The Fund’s distributor does not maintain a secondary market in Fund shares.
Pacer Autopilot Hedged European Index ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.
Pacer Autopilot Hedged European Index ETF | Passive Investment Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Passive Investment Risk. The Fund is not actively managed and the Adviser would not sell a security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Index or the selling of shares of that security is otherwise required upon a reconstitution of the Index in accordance with the Index methodology. The Fund invests in securities included in the Index, regardless of their investment merits. The Fund does not take defensive positions under any market conditions, including conditions that are adverse to the performance of the Fund.
Pacer Autopilot Hedged European Index ETF | Tracking Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Tracking Risk. The Fund’s return may not track the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index. In addition, when the Fund uses a representative sampling approach, the Fund may not be as well correlated with the return of the Index as when the Fund purchases all of the securities in the Index in the proportions in which they are represented in the Index. To the extent the Fund calculates its NAV based on fair value prices and the value of the Index is based on securities’ closing prices on local foreign markets (i.e., the value of the Index is not based on fair value prices), the Fund’s ability to track the Index may be adversely affected.
Pacer Autopilot Hedged European Index ETF | Pacer Autopilot Hedged European Index ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PAEU
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[13]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.65%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 66
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 208
Pacer WealthShield ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Pacer WealthShield ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Pacer WealthShield ETF (the “Fund”) is an exchange traded fund (“ETF”) that seeks to track the total return performance, before fees and expenses, of the Pacer WealthShield Index (the “Index”).
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal year ended April 30, 2024, the Fund’s portfolio turnover rate was 315% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	315.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund employs a “passive management” (or indexing) investment approach designed to track the total return performance, before fees and expenses, of the Index. The Index is based on a proprietary methodology developed and maintained by Index Design Group (the “Index Provider”), an affiliate of Pacer Advisors, Inc., the Fund’s investment adviser (the “Adviser”). The Index utilizes a systematic risk management strategy that directs the Index’s exposure to U.S. equity securities, U.S. Treasury securities, or a mix of each.
The Index
The Index uses an objective, rules-based methodology to implement a trend-following strategy that directs some or all of the Index’s exposure to (i) U.S. equity securities or (ii) U.S. Treasury securities depending on the strength of the high-yield corporate (“junk”) bond market relative to U.S. Treasury bonds and the momentum of certain U.S. equity sectors or industries and of long-term U.S. Treasury bonds, as described below.
Exponential Moving Average: An exponential moving average (EMA) is a type of moving average that reacts faster to recent price changes than a simple moving average.
Exposure to Equities or Fixed Income
On the third-to-last business day of each month (the “Selection Date”), the Index will observe the ratio between the S&P U.S. High Yield Corporate Bond Index and the S&P U.S. Treasury Bond 7-10 Year Index (the “Risk Ratio”). The Risk Ratio relative to its 5-month exponential moving average determines whether the Index will be in Equity Mode or Fixed Income Exposure, each as described below, for the following month effective on the first day of such month. If the Risk Ratio is at or above its 5-month exponential moving average, the Index will be in Equity Exposure for the following month. If the Risk Ratio is below its 5-month exponential moving average, the Index will be in Fixed Income Exposure for the following month.
Equity Exposure
If the Risk Ratio dictates that the Index will be in Equity Exposure for the following month, the Index will select the five U.S. equity market components (“Equity Components”) from the list below with the best performance. The performance of each Equity Component is updated quarterly as of the Selection Date in each March, June, September, and December, and is based on the total return for the 6-month period ending on such Selection Date.

S&P 500® Energy Sector Total Return Index	S&P 500® Materials Sector Total Return Index
S&P 500® Information Technology Sector Total Return Index	S&P 500® Industrials Sector Total Return Index
S&P 500® Financials Sector Total Return Index	S&P 500® Health Care Sector Total Return Index
S&P 500® Utilities Sector Total Return Index	S&P 500® Real Estate Sector Total Return Index
S&P 500® Consumer Staples Sector Total Return Index	S&P Biotechnology Select Industry Total Return Index
S&P 500® Consumer Discretionary Sector Total Return Index	Dow Jones Internet Composite Index
Each of the five Equity Components selected will be equally weighted (i.e., 20% to each Equity Component). However, if the value of any of the Equity Components selected is below such Equity Component’s 7-month exponential moving average, the 20% allocation to each such Equity Component will instead be allocated to 3-month U.S. Treasury bills. For each Equity Component included in the Index, the individual equity securities of such Equity Component will be included in the Index holdings in the proportion they had as of the Selection Date. When all five Equity Components selected are included in the Index, the Index will be comprised of approximately 400 individual equity securities.
Fixed Income Exposure
If the Risk Ratio dictates that the Index will be in Fixed Income Exposure for the following month, the Index will be 100% allocated to the S&P U.S. Treasury Bond 20+ Year Total Return Index (the “20+ Year Index”). However, if the value of the 20+ Year Index is below its 7-month exponential moving average, the Index will instead be 100% allocated to 3-month U.S. Treasury bills.
The constituents identified as of the Selection Date will become effective on the first business day of the month following the Selection Date.
The Fund’s Investment Strategy
The Fund attempts to invest all, or substantially all, of its assets in the component securities that make up (i) the component securities of the Index or (ii) ETFs that seek to track the performance of some or all of the component securities of the Index in the same approximate weight as such component securities. The Fund’s investments in the component securities of the Index will consist of equity and/or fixed income securities or other ETFs investing in such equity and/or fixed income securities. The Adviser expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better.
The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it will invest in all of the component securities of the Index in the same approximate proportion as in the Index.
The Fund may invest in other ETFs whose holdings correspond to the holdings of an Equity Component when such Equity Component is included in the Index. Similarly, the Fund may invest in other ETFs whose holdings correspond to the holdings of the 20+ Year Index or are comprised of 3-month U.S. Treasury bills when such components are included in the Index.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund attempts to invest all, or substantially all, of its assets in the component securities that make up (i) the component securities of the Index or (ii) ETFs that seek to track the performance of some or all of the component securities of the Index in the same approximate weight as such component securities.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the Fund. The bar chart shows the Fund’s performance (based on NAV) for calendar years ended December 31. The table shows how the Fund’s average annual returns for the one year, five year, and since inception periods compared with those of the Index and a broad measure of market performance. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.PacerETFs.com or by calling the Fund toll-free at 1-800-617-0004.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-617-0004
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.PacerETFs.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Return as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
For the year-to-date period ended June 30, 2024, the Fund’s total return was 9.44%. During the period of time shown in the bar chart, the Fund’s highest return for a calendar quarter was 14.69% (quarter ended December 31, 2020) and the Fund’s lowest return for a calendar quarter was -9.46% (quarter ended December 31, 2018).

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date period ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	9.44%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.69%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.46%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns(for the periods ended December 31, 2023)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
Pacer WealthShield ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	You can lose money on your investment in the Fund.
Pacer WealthShield ETF | Calculation Methodology Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Calculation Methodology Risk. The Index relies directly or indirectly on various sources of information to assess the criteria of issuers included in the Index, including information that may be based on assumptions and estimates. Neither the Fund, the Index Provider, or the Adviser can offer assurances that the Index’s calculation methodology or sources of information will provide an accurate assessment of included components or a correct valuation of securities, nor can they guarantee the availability or timeliness of the production of the Index.
Pacer WealthShield ETF | Concentration Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Concentration Risk. If the Index concentrates in an industry or group of industries, the Fund’s investments may be concentrated accordingly. In such event, the value of the Fund’s shares may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries. In addition, at times, an industry or group of industries in which the Fund is concentrated may be out of favor and underperform other industries or groups of industries.
Pacer WealthShield ETF | Equity Market Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.
Pacer WealthShield ETF | ETF Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	ETF Risks. The Fund is an ETF and, as a result of an ETF’s structure, is exposed to the following risks:
◦Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.
◦Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant. Shares of the Fund will be bought and sold in the secondary market at market prices.
◦Trading. Although shares of the Fund are listed for trading on a national securities exchange, such as Cboe BZX Exchange, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund, and this could lead to differences between the market price of the shares of the Fund and the underlying value of those shares.

Pacer WealthShield ETF | ETF Risks, Authorized Participants ("AP"), Market Makers, And Liquidity Providers Concentration Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
Pacer WealthShield ETF | ETF Risks, Costs Of Buying Or Selling Shares Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.
Pacer WealthShield ETF | ETF Risks, Shares Of The Fund May Trade At Prices Other Than NAV Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant. Shares of the Fund will be bought and sold in the secondary market at market prices.
Pacer WealthShield ETF | ETF Risks, Trading Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Trading. Although shares of the Fund are listed for trading on a national securities exchange, such as Cboe BZX Exchange, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund, and this could lead to differences between the market price of the shares of the Fund and the underlying value of those shares.
Pacer WealthShield ETF | Fixed Income Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Fixed Income Risk. Generally, the value of fixed income securities will change inversely with changes in interest rates. As interest rates rise, the market value of fixed income securities tends to decrease. Conversely, as interest rates fall, the market value of fixed income securities tends to increase. This risk will be greater for long-term securities than for short-term securities. In recent periods, governmental financial regulators, including the U.S. Federal Reserve, have taken steps to increase interest rates. Changes in government intervention may have adverse effects on investments, volatility, and the liquidity of debt markets.
Pacer WealthShield ETF | Government Obligations Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Government Obligations Risk. The Fund may invest in securities issued by the U.S. government. There can be no guarantee that the United States will be able to meet its payment obligations with respect to such securities. Additionally, market prices and yields of securities supported by the full faith and credit of the U.S. government may decline or be negative for short or long periods of time.
Pacer WealthShield ETF | High Portfolio Turnover Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	High Portfolio Turnover Risk. At times, the Fund may have a portfolio turnover rate substantially greater than 100%. A high portfolio turnover rate would result in correspondingly greater transaction expenses, including brokerage commissions, dealer mark ups and other transaction costs, on the sale of securities and on reinvestment in other securities and may result in reduced performance and the distribution to shareholders of additional capital gains for tax purposes. These factors may negatively affect the Fund’s performance.
Pacer WealthShield ETF | Large-Capitalization Investing Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Large-Capitalization Investing Risk. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of large-capitalization companies underperform securities of smaller-capitalization companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.
Pacer WealthShield ETF | Monthly Exposure Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Monthly Exposure Risk. Because the Index will only change its exposure monthly, (i) the Index’s exposure may be affected by significant market movements at or near month end that are not predictive of the market’s performance for the subsequent month and (ii) changes to the Index’s exposure may lag a significant change in the market’s direction (up or down) by as long as a month if such changes first take effect at or near the beginning of a month. Such lags between market performance and changes to the Index’s exposure may result in significant underperformance relative to the broader equity or fixed income market.
Pacer WealthShield ETF | Other Investment Companies Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Other Investment Companies Risk. The Fund will incur higher and duplicative expenses when it invests in other investment companies such as ETFs. There is also the risk that the Fund may suffer losses due to the investment practices of the underlying funds. When the Fund invests in other investment companies, the Fund will be subject to substantially the same risks as those associated with the direct ownership of securities held by such investment companies. Investments in ETFs are also subject to the ETF Risks described above.
Pacer WealthShield ETF | Passive Investment Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Passive Investment Risk. The Fund is not actively managed and the Adviser would not sell a security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Index or the selling of shares of that security is otherwise required upon a reconstitution of the Index in accordance with the Index methodology. The Fund invests in securities included in the Index, regardless of their investment merits. The Fund does not take defensive positions under any market conditions, including conditions that are adverse to the performance of the Fund.
Pacer WealthShield ETF | REIT Investment Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	REIT Investment Risk. Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume, and may be more volatile than other securities. In addition, to the extent the Fund holds interests in REITs, it is expected that investors in the Fund will bear two layers of asset-based management fees and expenses (directly at the Fund level and indirectly at the REIT level). The risks of investing in REITs include certain risks associated with the direct ownership of real estate and the real estate industry in general. These include risks related to general, regional and local economic conditions; fluctuations in interest rates and property tax rates; shifts in zoning laws, environmental regulations and other governmental action such as the exercise of eminent domain; cash flow dependency; increased operating expenses; lack of availability of mortgage funds; losses due to natural disasters; overbuilding; losses due to casualty or condemnation; changes in property values and rental rates; and other factors.In addition to these risks, REITs are dependent upon management skills and generally may not be diversified. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In addition, REITs could possibly fail to qualify for the beneficial tax treatment available to REITs under the Internal Revenue Code of 1986, or to maintain their exemptions from registration under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund expects that dividends received from a REIT and distributed to Fund shareholders generally will be taxable to the shareholder as ordinary income, but may be taxable as return of capital. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting investments.
Pacer WealthShield ETF | Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
◦Financials Sector Risk. This sector can be significantly affected by changes in interest rates, government regulation, the rate of defaults on corporate, consumer, and government debt, the availability and cost of capital, and fallout from the housing and sub-prime mortgage crisis. Insurance companies, in particular, may be significantly affected by changes in interest rates, catastrophic events, price and market competition, the imposition of premium rate caps, or other changes in government regulation or tax law and/or rate regulation, which may have an adverse impact on their profitability. In recent years, cyber attacks and technology malfunctions and failures have become increasingly frequent in this sector and have caused significant losses.
◦Industrials Sector Risk. The industrials sector may be affected by changes in the supply of and demand for products and services, product obsolescence, claims for environmental damage or product liability and general economic conditions, among other factors.
◦Information Technology Sector Risk. Market or economic factors impacting information technology companies and companies that rely heavily on technological advances could have a significant effect on the value of the Fund’s investments. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.

Pacer WealthShield ETF | Sector Risk, Financials Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Financials Sector Risk. This sector can be significantly affected by changes in interest rates, government regulation, the rate of defaults on corporate, consumer, and government debt, the availability and cost of capital, and fallout from the housing and sub-prime mortgage crisis. Insurance companies, in particular, may be significantly affected by changes in interest rates, catastrophic events, price and market competition, the imposition of premium rate caps, or other changes in government regulation or tax law and/or rate regulation, which may have an adverse impact on their profitability. In recent years, cyber attacks and technology malfunctions and failures have become increasingly frequent in this sector and have caused significant losses.
Pacer WealthShield ETF | Sector Risk, Industrials Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Industrials Sector Risk. The industrials sector may be affected by changes in the supply of and demand for products and services, product obsolescence, claims for environmental damage or product liability and general economic conditions, among other factors.
Pacer WealthShield ETF | Sector Risk, Information Technology Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Information Technology Sector Risk. Market or economic factors impacting information technology companies and companies that rely heavily on technological advances could have a significant effect on the value of the Fund’s investments. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.
Pacer WealthShield ETF | Tracking Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Tracking Risk. The Fund’s return may not track the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index. In addition, when the Fund uses a representative sampling approach, the Fund may not be as well correlated with the return of the Index as when the Fund purchases all of the securities in the Index in the proportions in which they are represented in the Index. To the extent the Fund calculates its NAV based on fair value prices and the value of the Index is based on securities’ closing prices on local foreign markets (i.e., the value of the Index is not based on fair value prices), the Fund’s ability to track the Index may be adversely affected.
To the extent the Fund uses a representative sampling approach, it will hold a smaller number of securities than are in the Index. As a result, an adverse development respecting an issuer of securities held by the Fund could result in a greater decline in the Fund’s net asset value than would be the case if the Fund held all of the securities in the Index. Conversely, a positive development relating to an issuer of securities in the Index that is not held by the Fund could cause the Fund to underperform the Index. To the extent the assets in the Fund are smaller, these risks may be greater.

Pacer WealthShield ETF | Pacer WealthShield Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	Pacer WealthShield Index(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	(2.97%)
5 Years	rr_AverageAnnualReturnYear05	3.90%
Since Inception	rr_AverageAnnualReturnSinceInception	2.97%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 11, 2017
Pacer WealthShield ETF | S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	S&P 500® Index(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	26.29%
5 Years	rr_AverageAnnualReturnYear05	15.69%
Since Inception	rr_AverageAnnualReturnSinceInception	12.07%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 11, 2017
Pacer WealthShield ETF | S&P U.S. Treasury Bond 20+ Year Total Return Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	S&P U.S. Treasury Bond 20+ Year Total Return Index(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	3.32%
5 Years	rr_AverageAnnualReturnYear05	(1.74%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.71%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 11, 2017
Pacer WealthShield ETF | Pacer WealthShield ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PWS
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.60%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 61
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	192
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	335
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 750
Annual Return 2018	rr_AnnualReturn2018	(2.87%)
Annual Return 2019	rr_AnnualReturn2019	1.54%
Annual Return 2020	rr_AnnualReturn2020	21.88%
Annual Return 2021	rr_AnnualReturn2021	14.66%
Annual Return 2022	rr_AnnualReturn2022	(12.20%)
Annual Return 2023	rr_AnnualReturn2023	(3.55%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(3.55%)
5 Years	rr_AverageAnnualReturnYear05	3.74%
Since Inception	rr_AverageAnnualReturnSinceInception	2.66%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 11, 2017
Pacer WealthShield ETF | Pacer WealthShield ETF | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(4.32%)
5 Years	rr_AverageAnnualReturnYear05	3.28%
Since Inception	rr_AverageAnnualReturnSinceInception	2.22%
Pacer WealthShield ETF | Pacer WealthShield ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(2.01%)
5 Years	rr_AverageAnnualReturnYear05	2.77%
Since Inception	rr_AverageAnnualReturnSinceInception	1.93%
Pacer CFRA-Stovall Global Seasonal Rotation ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Pacer CFRA-Stovall Global Seasonal Rotation ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The Pacer CFRA-Stovall Global Seasonal Rotation ETF (the “Fund”) is an exchange traded fund (“ETF”) that seeks to track the total return performance, before fees and expenses, of the CFRA-Stovall Global Seasonal Rotation Index (USD) (the “Index”).

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund had not commenced operations as of the date of this Prospectus, portfolio turnover information is not yet available.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Estimated for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund employs a “passive management” (or indexing) investment approach designed to track the total return performance, before fees and expenses, of the Index. The Index is based on a proprietary methodology developed by CFRA (the “Index Provider”), a leading independent investment research firm.
The Index
The Index uses an objective, rules-based methodology to track the performance of a semi-annual rotation of certain sectors within the S&P® Global 1200 Index (S&P Global 1200”). The S&P Global 1200 is a free-float weighted index that captures approximately 70% of the world market capitalization, including stocks in 30 countries and covering all 11 Global Industry Classification Standard (“GICS®”) sectors, six of which are eligible for inclusion in the Index as described below. The size of each region included in the S&P Global 1200 generally corresponds to the region’s relative size in the global equity market based on float- adjusted market values.
On the last business day of each April, the Index is equally weighted in the S&P Global 1200 Consumer Staples and Healthcare sectors. The Index holdings then float until the last business day of the following October, when the Index is reconstituted and rebalanced to an equal weighting in the S&P Global 1200 Consumer Discretionary, Industrials, Information Technology, and Materials sectors. The Index holdings then float until the last business day of the following April (the next calendar year), when the Index is reconstituted and rebalanced back to an equal weighting in the S&P Global 1200 Consumer Staples and Healthcare sectors.

S&P® Global 1200 Sector Rotation Schedule
January 1 – April 30		May 1 – October 31		November 1 – December 31
Consumer Discretionary	Rebalance	Consumer Staples	Rebalance	Consumer Discretionary
Industrials				Industrials
Information Technology		Healthcare		Information Technology
Materials				Materials
At the time of each reconstitution of the Index, the Index is equally weighted in the applicable S&P Global 1200 sectors. Within each sector allocation, the weight of each individual stock is identical to its proportion of the applicable sector weight in the S&P Global 1200. For example, on the last business day of each April, the Index is reconstituted to include the individual stock components of the S&P Global 1200 Consumer Staples and Healthcare sectors, and the sum of the weight of the individual stock components of the S&P Global 1200 Consumer Staples sector will equal the sum of the weight of the individual stock components of the S&P Global 1200 Healthcare sector.
The Fund’s Investment Strategy
Under normal circumstances, at least 80% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index and in investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities (e.g., depositary receipts), or in one or more ETFs that track the performance of all or a portion of such component securities in the same approximate proportion as in the Fund’s underlying Index. The Fund’s investment adviser expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better.
The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it will invest in all of the component securities of the Index.
The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, at least 80% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index and in investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities (e.g., depositary receipts), or in one or more ETFs that track the performance of all or a portion of such component securities in the same approximate proportion as in the Fund’s underlying Index.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Performance information for the Fund is not included because the Fund did not commence operations prior to the date of this Prospectus. In the future, performance information for the Fund will be presented in this section. Updated performance information will be available on the Fund’s website at www.PacerETFs.com or by calling the Fund toll-free at 1-800-617-0004.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information for the Fund is not included because the Fund did not commence operations prior to the date of this Prospectus.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-617-0004
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.PacerETFs.com
Pacer CFRA-Stovall Global Seasonal Rotation ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	You can lose money on your investment in the Fund.
Pacer CFRA-Stovall Global Seasonal Rotation ETF | Calculation Methodology Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Calculation Methodology Risk.The Index relies directly or indirectly on various sources of information to assess the criteria of issuers included in the Index, including information that may be based on assumptions and estimates. Neither the Fund, the Index Provider, or the Adviser can offer assurances that the Index’s calculation methodology or sources of information will provide an accurate assessment of included components or a correct valuation of securities, nor can they guarantee the availability or timeliness of the production of the Index.
Pacer CFRA-Stovall Global Seasonal Rotation ETF | Currency Exchange Rate Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Currency Exchange Rate Risk. The Fund’s assets may include exposure to investments denominated in non-U.S. currencies or in securities or other assets that provide exposure to such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.
Pacer CFRA-Stovall Global Seasonal Rotation ETF | Equity Market Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

Pacer CFRA-Stovall Global Seasonal Rotation ETF | ETF Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	ETF Risks. The Fund is an ETF and, as a result of an ETF’s structure, is exposed to the following risks:
◦Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.
◦Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant. Shares of the Fund will be bought and sold in the secondary market at market prices.
◦Trading. Although shares of the Fund are listed for trading on a national securities exchange, such as NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund, and this could lead to differences between the market price of the shares of the Fund and the underlying value of those shares.

Pacer CFRA-Stovall Global Seasonal Rotation ETF | ETF Risks, Authorized Participants ("AP"), Market Makers, And Liquidity Providers Concentration Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
Pacer CFRA-Stovall Global Seasonal Rotation ETF | ETF Risks, Costs Of Buying Or Selling Shares Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.
Pacer CFRA-Stovall Global Seasonal Rotation ETF | ETF Risks, Shares Of The Fund May Trade At Prices Other Than NAV Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant. Shares of the Fund will be bought and sold in the secondary market at market prices.
Pacer CFRA-Stovall Global Seasonal Rotation ETF | ETF Risks, Trading Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Trading. Although shares of the Fund are listed for trading on a national securities exchange, such as NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund, and this could lead to differences between the market price of the shares of the Fund and the underlying value of those shares.
Pacer CFRA-Stovall Global Seasonal Rotation ETF | Foreign Securities Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments. Foreign securities held by the Fund may trade on markets that are closed when U.S. markets are open, which may lead to a difference in the value of the Fund and the underlying foreign securities.
Pacer CFRA-Stovall Global Seasonal Rotation ETF | High Portfolio Turnover Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	High Portfolio Turnover Risk. At times, the Fund may have a portfolio turnover rate substantially greater than 100%. A high portfolio turnover rate would result in correspondingly greater transaction expenses, including brokerage commissions, dealer mark ups and other transaction costs, on the sale of securities and on reinvestment in other securities and may result in reduced performance and the distribution to shareholders of additional capital gains for tax purposes. These factors may negatively affect the Fund’s performance.
Pacer CFRA-Stovall Global Seasonal Rotation ETF | Large-Capitalization Investing Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Large-Capitalization Investing Risk. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of large-capitalization companies underperform securities of smaller-capitalization companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.
Pacer CFRA-Stovall Global Seasonal Rotation ETF | New Fund Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	New Fund Risk. The Fund is new with no operating history. As a result, there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case it may experience greater tracking error to its Index than it otherwise would at higher asset levels, or it could ultimately liquidate. The Fund’s distributor does not maintain a secondary market in Fund shares.
Pacer CFRA-Stovall Global Seasonal Rotation ETF | Other Investment Companies Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Other Investment Companies Risk. The Fund will incur higher and duplicative expenses when it invests in other investment companies such as ETFs. There is also the risk that the Fund may suffer losses due to the investment practices of the underlying funds. When the Fund invests in other investment companies, the Fund will be subject to substantially the same risks as those associated with the direct ownership of securities held by such investment companies. Investments in ETFs are also subject to the ETF Risks described above.
Pacer CFRA-Stovall Global Seasonal Rotation ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.
Pacer CFRA-Stovall Global Seasonal Rotation ETF | Passive Investment Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Passive Investment Risk. The Fund is not actively managed and the Adviser would not sell a security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Index or the selling of shares of that security is otherwise required upon a reconstitution of the Index in accordance with the Index methodology. The Fund invests in securities included in the Index, regardless of their investment merits. The Fund does not take defensive positions under any market conditions, including conditions that are adverse to the performance of the Fund.
Pacer CFRA-Stovall Global Seasonal Rotation ETF | Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
◦Consumer Discretionary Sector Risk. The Fund may invest in companies in the consumer discretionary sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. The success of consumer product manufacturers and retailers is tied closely to the performance of domestic and international economies, interest rates, exchange rates, competition, consumer confidence, changes in demographics and consumer preferences. Companies in the consumer discretionary sector depend heavily on disposable household income and consumer spending, and may be strongly affected by social trends and marketing campaigns. These companies may be subject to severe competition, which may have an adverse impact on their profitability.
◦Consumer Staples Sector Risk. The permissibility of using various food additives and production methods, fads, marketing campaigns, and other factors affecting consumer demand is tied closely to the performance of companies in this sector. In particular, tobacco companies may be adversely affected by new laws, regulations, and litigation. The consumer staples sector may also be adversely affected by changes or trends in commodity prices, which may be influenced or characterized by unpredictable factors.
◦Health Care Sector Risk. Companies in the health care sector are subject to extensive government regulation and their profitability can be significantly affected by restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure (including price discounting), limited product lines and an increased emphasis on the delivery of healthcare through outpatient services.
◦Industrials Sector Risk. The industrials sector may be affected by changes in the supply of and demand for products and services, product obsolescence, claims for environmental damage or product liability and general economic conditions, among other factors.
◦Information Technology Sector Risk. Market or economic factors impacting information technology companies and companies that rely heavily on technological advances could have a significant effect on the value of the Fund’s investments. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.
◦Materials Sector Risk. Companies in the materials sector could be adversely affected by commodity price volatility, exchange rates, import controls and increased competition. Production of industrial materials often exceeds demand as a result of overbuilding or economic downturns, leading to poor investment returns. Companies in the materials sector are at risk for environmental damage and product liability claims. Companies in the materials sector may be adversely affected by depletion of resources, technical progress, labor relations, and government regulations.
Pacer CFRA-Stovall Global Seasonal Rotation ETF | Sector Risk, Consumer Discretionary Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Consumer Discretionary Sector Risk. The Fund may invest in companies in the consumer discretionary sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. The success of consumer product manufacturers and retailers is tied closely to the performance of domestic and international economies, interest rates, exchange rates, competition, consumer confidence, changes in demographics and consumer preferences. Companies in the consumer discretionary sector depend heavily on disposable household income and consumer spending, and may be strongly affected by social trends and marketing campaigns. These companies may be subject to severe competition, which may have an adverse impact on their profitability.
Pacer CFRA-Stovall Global Seasonal Rotation ETF | Sector Risk, Consumer Staples Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Consumer Staples Sector Risk. The permissibility of using various food additives and production methods, fads, marketing campaigns, and other factors affecting consumer demand is tied closely to the performance of companies in this sector. In particular, tobacco companies may be adversely affected by new laws, regulations, and litigation. The consumer staples sector may also be adversely affected by changes or trends in commodity prices, which may be influenced or characterized by unpredictable factors.
Pacer CFRA-Stovall Global Seasonal Rotation ETF | Sector Risk, Health Care Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Health Care Sector Risk. Companies in the health care sector are subject to extensive government regulation and their profitability can be significantly affected by restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure (including price discounting), limited product lines and an increased emphasis on the delivery of healthcare through outpatient services.
Pacer CFRA-Stovall Global Seasonal Rotation ETF | Sector Risk, Industrials Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Industrials Sector Risk. The industrials sector may be affected by changes in the supply of and demand for products and services, product obsolescence, claims for environmental damage or product liability and general economic conditions, among other factors.
Pacer CFRA-Stovall Global Seasonal Rotation ETF | Sector Risk, Information Technology Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Information Technology Sector Risk. Market or economic factors impacting information technology companies and companies that rely heavily on technological advances could have a significant effect on the value of the Fund’s investments. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.

Pacer CFRA-Stovall Global Seasonal Rotation ETF | Sector Risk, Materials Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Materials Sector Risk. Companies in the materials sector could be adversely affected by commodity price volatility, exchange rates, import controls and increased competition. Production of industrial materials often exceeds demand as a result of overbuilding or economic downturns, leading to poor investment returns. Companies in the materials sector are at risk for environmental damage and product liability claims. Companies in the materials sector may be adversely affected by depletion of resources, technical progress, labor relations, and government regulations.
Pacer CFRA-Stovall Global Seasonal Rotation ETF | Sector Rotation Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Sector Rotation Risk. Because the Index generally only changes its exposure to certain sectors semi-annually, the Index, and consequently the Fund, may be significantly exposed for short or long periods of time to sectors that underperform the broader equity market and may have no exposure to the strongest performing sectors of the market.
Pacer CFRA-Stovall Global Seasonal Rotation ETF | Tracking Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Tracking Risk. The Fund’s return may not track the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index. In addition, when the Fund uses a representative sampling approach, the Fund may not be as well correlated with the return of the Index as when the Fund purchases all of the securities in the Index in the proportions in which they are represented in the Index. To the extent the Fund calculates its NAV based on fair value prices and the value of the Index is based on securities’ closing prices on local foreign markets (i.e., the value of the Index is not based on fair value prices), the Fund’s ability to track the Index may be adversely affected.
Pacer CFRA-Stovall Global Seasonal Rotation ETF | Pacer CFRA-Stovall Global Seasonal Rotation ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SZNG
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[14]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.60%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 61
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 192
Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF (the “Fund”) is an exchange traded fund (“ETF”) that seeks to track the total return performance, before fees and expenses, of the CFRA-Stovall Equal Weight Seasonal Rotation Index (the “Index”).

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal year ended April 30, 2024, the Fund’s portfolio turnover rate was 185% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	185.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund employs a “passive management” (or indexing) investment approach designed to track the total return performance, before fees and expenses, of the Index. The Index is based on a proprietary methodology developed by CFRA (the “Index Provider”), a leading independent investment research firm.
The Index
The Index uses an objective, rules-based methodology to track the performance of a semi-annual rotation of certain sectors within the S&P 500® Equal Weight Index (“EWI”). The S&P 500® EWI is an equal-weighted version of the S&P 500®, which measures the performance of the large-cap segment of the U.S. equity market. The S&P 500® EWI includes stocks covering all 11 Global Industry Classification Standard (“GICS®”) sectors, six of which are eligible for inclusion in the Index as described below.
On the last business day of each April, the Index is equally weighted in the S&P 500 EWI Consumer Staples and Healthcare sectors. The Index holdings then float until the last business day of the following October, when the Index is reconstituted and rebalanced to an equal weighting in the S&P 500 EWI Consumer Discretionary, Industrials, Information Technology, and Materials sectors. The Index holdings then float until the last business day of the following April (the next calendar year), when the Index is reconstituted and rebalanced back to an equal weighting in the S&P 500 EWI Consumer Staples and Healthcare sectors.

S&P 500® EWI Sector Rotation Schedule
January 1 – April 30		May 1 – October 31		November 1 – December 31
Consumer Discretionary	Rebalance	Consumer Staples	Rebalance	Consumer Discretionary
Industrials				Industrials
Information Technology		Healthcare		Information Technology
Materials				Materials
At the time of each reconstitution of the Index, the Index is equally weighted in the applicable S&P 500® EWI sectors. Within each sector allocation, the weight of each individual stock is identical to its proportion of the applicable sector weight in the S&P 500® EWI. For example, on the last business day of each April, the Index is reconstituted to include the individual stock components of the S&P 500 EWI Consumer Staples and Healthcare sectors, and the sum of the weight of the individual stock components of the S&P 500 EWI Consumer Staples sector will equal the sum of the weight of the individual stock components of the S&P 500 EWI Healthcare sector.
The Fund’s Investment Strategy
The Fund attempts to invest all, or substantially all, of its assets in the component securities that make up the Fund’s underlying Index or in one or more ETFs that track the performance of all or a portion of such component securities in the same approximate proportion as in the Fund’s underlying Index. The Fund’s investment adviser expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better.
The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it will invest in all of the component securities of the Index.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund attempts to invest all, or substantially all, of its assets in the component securities that make up the Fund’s underlying Index or in one or more ETFs that track the performance of all or a portion of such component securities in the same approximate proportion as in the Fund’s underlying Index.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the Fund. The bar chart shows the Fund’s performance (based on NAV) for calendar years ended December 31. The table shows how the Fund’s average annual returns for the one year, five year and since inception periods compared with those of the Index and a broad measure of market performance. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.PacerETFs.com or by calling the Fund toll-free at 1-800-617-0004.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-617-0004
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.PacerETFs.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Return as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
For the year-to-date period ended June 30, 2024, the Fund’s total return was 1.19%. During the period of time shown in the bar chart, the Fund’s highest return for a calendar quarter was 17.74% (quarter ended June 30, 2020) and the Fund’s lowest return for a calendar quarter was -28.45% (quarter ended March 31, 2020).

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date period ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.19%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.74%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.45%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns(for the periods ended December 31, 2023)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In certain cases, the figure representing “Return After Taxes on
Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	You can lose money on your investment in the Fund.
Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF | Calculation Methodology Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Calculation Methodology Risk. The Index relies directly or indirectly on various sources of information to assess the criteria of issuers included in the Index, including information that may be based on assumptions and estimates. Neither the Fund, the Index Provider, or the Adviser can offer assurances that the Index’s calculation methodology or sources of information will provide an accurate assessment of included components or a correct valuation of securities, nor can they guarantee the availability or timeliness of the production of the Index.
Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF | Equity Market Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.
Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF | ETF Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	ETF Risks. The Fund is an ETF and, as a result of an ETF’s structure, is exposed to the following risks:
◦Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.
◦Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant. Shares of the Fund will be bought and sold in the secondary market at market prices.
◦Trading. Although shares of the Fund are listed for trading on a national securities exchange, such as NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund, and this could lead to differences between the market price of the shares of the Fund and the underlying value of those shares.

Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF | ETF Risks, Authorized Participants ("AP"), Market Makers, And Liquidity Providers Concentration Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF | ETF Risks, Costs Of Buying Or Selling Shares Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.
Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF | ETF Risks, Shares Of The Fund May Trade At Prices Other Than NAV Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant. Shares of the Fund will be bought and sold in the secondary market at market prices.
Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF | ETF Risks, Trading Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Trading. Although shares of the Fund are listed for trading on a national securities exchange, such as NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund, and this could lead to differences between the market price of the shares of the Fund and the underlying value of those shares.
Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF | High Portfolio Turnover Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	High Portfolio Turnover Risk. At times, the Fund may have a portfolio turnover rate substantially greater than 100%. A high portfolio turnover rate would result in correspondingly greater transaction expenses, including brokerage commissions, dealer mark ups and other transaction costs, on the sale of securities and on reinvestment in other securities and may result in reduced performance and the distribution to shareholders of additional capital gains for tax purposes. These factors may negatively affect the Fund’s performance.
Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF | Large-Capitalization Investing Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Large-Capitalization Investing Risk. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of large-capitalization companies underperform securities of smaller-capitalization companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.
Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF | Other Investment Companies Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Other Investment Companies Risk. The Fund will incur higher and duplicative expenses when it invests in other investment companies such as ETFs. There is also the risk that the Fund may suffer losses due to the investment practices of the underlying funds. When the Fund invests in other investment companies, the Fund will be subject to substantially the same risks as those associated with the direct ownership of securities held by such investment companies. Investments in ETFs are also subject to the ETF Risks described above.
Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF | Passive Investment Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Passive Investment Risk. The Fund is not actively managed and the Adviser would not sell a security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Index or the selling of shares of that security is otherwise required upon a reconstitution of the Index in accordance with the Index methodology. The Fund invests in securities included in the Index, regardless of their investment merits. The Fund does not take defensive positions under any market conditions, including conditions that are adverse to the performance of the Fund.
Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF | Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
◦Consumer Staples Sector Risk. The permissibility of using various food additives and production methods, fads, marketing campaigns, and other factors affecting consumer demand is tied closely to the performance of companies in this sector. In particular, tobacco companies may be adversely affected by new laws, regulations, and litigation. The consumer staples sector may also be adversely affected by changes or trends in commodity prices, which may be influenced or characterized by unpredictable factors.
◦Health Care Sector Risk. Companies in the health care sector are subject to extensive government regulation and their profitability can be significantly affected by restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure (including price discounting), limited product lines and an increased emphasis on the delivery of healthcare through outpatient services.
Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF | Sector Risk, Consumer Staples Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Consumer Staples Sector Risk. The permissibility of using various food additives and production methods, fads, marketing campaigns, and other factors affecting consumer demand is tied closely to the performance of companies in this sector. In particular, tobacco companies may be adversely affected by new laws, regulations, and litigation. The consumer staples sector may also be adversely affected by changes or trends in commodity prices, which may be influenced or characterized by unpredictable factors.
Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF | Sector Risk, Health Care Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Health Care Sector Risk. Companies in the health care sector are subject to extensive government regulation and their profitability can be significantly affected by restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure (including price discounting), limited product lines and an increased emphasis on the delivery of healthcare through outpatient services.
Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF | Sector Risk, Materials Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF | Sector Rotation Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Sector Rotation Risk. Because the Index generally only changes its exposure to certain sectors semi-annually, the Index, and consequently the Fund, may be significantly exposed for short or long periods of time to sectors that underperform the broader equity market and may have no exposure to the strongest performing sectors of the market.
Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF | Tracking Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Tracking Risk. The Fund’s return may not track the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index. In addition, when the Fund uses a representative sampling approach, the Fund may not be as well correlated with the return of the Index as when the Fund purchases all of the securities in the Index in the proportions in which they are represented in the Index.
Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF | CFRA-Stovall Equal Weight Seasonal Rotation Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	CFRA-Stovall Equal Weight Seasonal Rotation Index(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	7.42%
5 Years	rr_AverageAnnualReturnYear05	11.68%
Since Inception	rr_AverageAnnualReturnSinceInception	9.38%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 23, 2018
Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF | S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	S&P 500® Index(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	26.29%
5 Years	rr_AverageAnnualReturnYear05	15.69%
Since Inception	rr_AverageAnnualReturnSinceInception	12.16%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 23, 2018
Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF | Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SZNE
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.60%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 61
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	192
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	335
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 750
Annual Return 2019	rr_AnnualReturn2019	35.24%
Annual Return 2020	rr_AnnualReturn2020	4.00%
Annual Return 2021	rr_AnnualReturn2021	26.36%
Annual Return 2022	rr_AnnualReturn2022	(12.30%)
Annual Return 2023	rr_AnnualReturn2023	6.59%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	6.59%
5 Years	rr_AverageAnnualReturnYear05	10.69%
Since Inception	rr_AverageAnnualReturnSinceInception	8.47%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 23, 2018
Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF | Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	6.27%
5 Years	rr_AverageAnnualReturnYear05	10.37%
Since Inception	rr_AverageAnnualReturnSinceInception	8.15%
Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF | Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	4.11%
5 Years	rr_AverageAnnualReturnYear05	8.46%
Since Inception	rr_AverageAnnualReturnSinceInception	6.66%
Pacer BioThreat Strategy ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Pacer BioThreat Strategy ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Pacer BioThreat Strategy ETF (the “Fund”) is an exchange traded fund (“ETF”) that seeks to track the performance, before fees and expenses, of the LifeSci BioThreat Strategy Index (the “Index”).
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal year ended April 30, 2024, the Fund’s portfolio turnover rate was 13% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	13.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund employs a “passive management” (or indexing) investment approach designed to track the total return performance, before fees and expenses, of the Index. The Index is based on a proprietary methodology developed by LifeSci Index Partners, LLC, the Fund’s Index Provider (the “Index Provider”), which is not affiliated with the Fund, its distributor, or Pacer Advisors, Inc., the Fund’s investment adviser (the “Adviser”).
The Index
The Index is generally composed of U.S.-listed stocks of companies whose products or services help protect against, endure, or recover from biological threats to human health. Companies helping to protect against such threats include those that conduct research to identify or anticipate such threats and those developing or producing the tools necessary to detect them. Companies helping to endure biological threats include those offering goods or services to help individuals, organizations, businesses, and governments adapt to requirements for social distancing or remote connectivity. Such companies may reflect a variety of industries, ranging from the provision of consumer staples that may be stockpiled in an emergency to critical healthcare supplies to basic energy resources. Companies helping to recover from a biological threat include those that support the treatment of diseases or responses to chemical or biological attacks. The Index selects companies based on a proprietary, multi-step research process. First, the Index Provider conducts fundamental research to identify the most important current and emerging biological threats to human health. Such threats may include pandemic diseases, biological warfare, food and water safety, environmental safety, and natural disasters.
Next, the Index Provider utilizes publicly available information such as financial reports and screens, corporate websites, news reports, and interviews with key opinion leaders to identify publicly traded companies which protect against and prepare for recovering from these threats. These companies have products, technologies, and services that seek to:
•research or combat pandemic diseases such as the novel coronavirus (COVID-19), Zika, H1N1, Ebola, avian flu, and MERS;
•combat agents of biological or chemical warfare such as anthrax, sarin gas, variola virus, and brucellosis;
•detect the presence of biological or chemical threats;
•enable social distancing and increased productivity for working and shopping at home;
•secure national borders and ports and strengthen homeland security;
•aid in stockpiling of products in times of natural disasters and disease outbreaks, such as canned foods, power sources, consumer first aid kits, anti-microbial agents, gas masks, and sterilization supplies and services; and
•test and improve food and water safety and purity.
Finally, the Index Provider only includes those companies with a minimum market capitalization of $1 billion and a minimum average daily value traded for the last six months of at least $2 million. Index components are weighted based on their market capitalization, subject to a maximum weight of 4.9% at the time of rebalance. The Index is reconstituted (i.e., components are added or removed and weights are reset based on the Index methodology) on the third Friday of each January and rebalanced (i.e., weights are reset based on the Index methodology, but no components are added or removed) semi-annually as of the close of business on the third Friday of each January and July. The weights are fixed as of closing prices on the second Friday in each January and July. As of June 30, 2024, the Index was made up of 50 companies.
The Fund’s Investment Strategy
The Fund attempts to invest all, or substantially all, of its assets in the component securities that make up the Index. The Adviser expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better.
The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it will invest in all of the component securities of the Index in the same approximate proportion as in the Index. However, the Fund may use a “representative sampling” strategy, meaning it may invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole, when the Adviser believes it is in the best interests of the Fund (e.g., when replicating the Index involves practical difficulties or substantial costs, an Index constituent becomes temporarily illiquid, unavailable, or less liquid, or as a result of legal restrictions or limitations that apply to the Fund but not to the Index).
The Fund generally may invest up to 20% of its total assets (exclusive of any collateral held from securities lending) in securities or other investments not included in the Index, but which the Adviser believes will help the Fund track the Index. For example, the Fund may invest in securities that are not components of the Index to reflect various corporate actions and other changes to the Index (such as reconstitutions, additions, and deletions).
The Fund is non-diversified and therefore may invest a larger percentage of its assets in the securities of a single company than diversified funds.
To the extent the Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index. As of June 30, 2024, the Index was not concentrated in any industry or group of industries.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	To the extent the Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the Fund. The bar chart shows the Fund’s performance (based on NAV) for calendar years ended December 31. The table shows how the Fund’s average annual returns for the one year and since inception periods compared with those of the Index and a broad measure of market performance. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.PacerETFs.com or by calling the Fund toll-free at 1-800-617-0004.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-617-0004
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.PacerETFs.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Return as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
For the year-to-date period ended June 30, 2024, the Fund’s total return was 13.01%. During the period of time shown in the bar chart, the Fund’s highest return for a calendar quarter was 12.35% (quarter ended December 31, 2022) and the Fund’s lowest return for a calendar quarter was -13.25% (quarter ended June 30, 2022).

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date period ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	13.01%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2022
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.35%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.25%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns(for the periods ended December 31, 2023)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
Pacer BioThreat Strategy ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	You can lose money on your investment in the Fund.
Pacer BioThreat Strategy ETF | Concentration Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Concentration Risk. If the Index concentrates in an industry or group of industries, the Fund’s investments may be concentrated accordingly. In such event, the value of the Fund’s shares may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries. In addition, at times, an industry or group of industries in which the Fund is concentrated may be out of favor and underperform other industries or groups of industries.
Pacer BioThreat Strategy ETF | Equity Market Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests. The trading prices of equity securities and other instruments fluctuate in response to a variety of factors. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.
Pacer BioThreat Strategy ETF | ETF Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	ETF Risks. The Fund is an ETF and, as a result of an ETF’s structure, is exposed to the following risks:
◦Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. APs are generally large institutional investors that have been authorized by the Fund’s distributor to purchase and redeem large blocks of Shares (known as “Creation Units”) pursuant to legal requirements by which the Fund may offer and redeem Shares. To the extent either of the following events occur, Shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process Creation Units and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
◦Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.
◦Trading. Although Shares are listed for trading on the Cboe BZX Exchange, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares.

Pacer BioThreat Strategy ETF | ETF Risks, Authorized Participants ("AP"), Market Makers, And Liquidity Providers Concentration Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. APs are generally large institutional investors that have been authorized by the Fund’s distributor to purchase and redeem large blocks of Shares (known as “Creation Units”) pursuant to legal requirements by which the Fund may offer and redeem Shares. To the extent either of the following events occur, Shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process Creation Units and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
Pacer BioThreat Strategy ETF | ETF Risks, Costs Of Buying Or Selling Shares Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
Pacer BioThreat Strategy ETF | ETF Risks, Shares Of The Fund May Trade At Prices Other Than NAV Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.
Pacer BioThreat Strategy ETF | ETF Risks, Trading Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Trading. Although Shares are listed for trading on the Cboe BZX Exchange, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares.
Pacer BioThreat Strategy ETF | Index Calculation Methodology Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Index Calculation Methodology Risk. The Index relies directly or indirectly on various sources of information to assess the criteria of issuers included in the Index, including information that may be based on assumptions and estimates. Neither the Fund, the Index Provider, The Adviser, nor the Fund’s distributor can offer assurances that the Index’s calculation methodology or sources of information will provide an accurate assessment of included issuers or a correct valuation of securities, nor can they guarantee the availability or timeliness of the production of the Index.
Pacer BioThreat Strategy ETF | Index Criteria Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Index Criteria Risk. Because the methodology of the Index selects securities of issuers for non-financial reasons, the Fund may underperform the broader equity market or other funds that do not utilize similar criteria when selecting investments. The performance of the Index, and consequently the Fund, will not necessarily reflect the performance of companies that have products, technologies, and services that prepare and protect against pandemic diseases, biological warfare, food and water safety, environmental safety and natural disasters.
Pacer BioThreat Strategy ETF | Large-Capitalization Investing Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Large-Capitalization Investing Risk. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of large-capitalization companies underperform securities of smaller-capitalization companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.
Pacer BioThreat Strategy ETF | Mid-Capitalization Investing Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Mid-Capitalization Investing Risk. The Fund may invest in the securities of mid-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of mid-capitalization companies underperform securities of other capitalization ranges or the market as a whole. Securities of smaller companies trade in smaller volumes and are often more vulnerable to market volatility than securities of larger companies.
Pacer BioThreat Strategy ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund.
Pacer BioThreat Strategy ETF | Passive Investment Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Passive Investment Risk. The Fund is not actively managed, and the Adviser would not sell shares of an equity security due to current or projected underperformance of a security, industry, or sector, unless that security is removed from the Index or the selling of shares of that security is otherwise required upon a reconstitution of the Index in accordance with the Index methodology.
Pacer BioThreat Strategy ETF | Pharmaceutical Companies Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Pharmaceutical Companies Risk. Pharmaceutical companies can be significantly affected by government approval of products and services, government regulation and reimbursement rates, pricing pressure (including price discounting), limited product lines, patent expirations, and intense competition. The costs associated with developing new drugs can be significant, and the results are unpredictable. Newly developed drugs may be susceptible to product obsolescence due to intense competition from new products and less costly generic products. A pharmaceutical company’s valuation can often be based largely on the potential or actual performance of a limited number of products and can accordingly be greatly affected if one of its products proves, among other things, unsafe, ineffective or unprofitable.
Pacer BioThreat Strategy ETF | Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.◦Health Care Sector Risk. Companies in the health care sector are subject to extensive government regulation and their profitability can be significantly affected by restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure (including price discounting), limited product lines and an increased emphasis on the delivery of healthcare through outpatient services.
Pacer BioThreat Strategy ETF | Sector Risk, Health Care Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Health Care Sector Risk. Companies in the health care sector are subject to extensive government regulation and their profitability can be significantly affected by restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure (including price discounting), limited product lines and an increased emphasis on the delivery of healthcare through outpatient services.
Pacer BioThreat Strategy ETF | Tracking Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Tracking Risk. The Fund’s return may not track the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index. In addition, when the Fund uses a representative sampling approach, the Fund may not be as well correlated with the return of the Index as when the Fund purchases all of the securities in the Index in the proportions in which they are represented in the Index.
Pacer BioThreat Strategy ETF | LifeSci BioThreat Strategy Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	LifeSci BioThreat Strategy Index(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	16.53%
Since Inception	rr_AverageAnnualReturnSinceInception	9.93%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 24, 2020
Pacer BioThreat Strategy ETF | S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	S&P 500® Index(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	26.29%
Since Inception	rr_AverageAnnualReturnSinceInception	15.35%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 24, 2020
Pacer BioThreat Strategy ETF | Pacer BioThreat Strategy ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	VIRS
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.70%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 72
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	224
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	390
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 871
Annual Return 2021	rr_AnnualReturn2021	25.24%
Annual Return 2022	rr_AnnualReturn2022	(17.94%)
Annual Return 2023	rr_AnnualReturn2023	15.67%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	15.67%
Since Inception	rr_AverageAnnualReturnSinceInception	9.16%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 24, 2020
Pacer BioThreat Strategy ETF | Pacer BioThreat Strategy ETF | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	15.38%
Since Inception	rr_AverageAnnualReturnSinceInception	8.92%
Pacer BioThreat Strategy ETF | Pacer BioThreat Strategy ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	9.45%
Since Inception	rr_AverageAnnualReturnSinceInception	7.13%
Pacer Lunt Large Cap Alternator ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Pacer Lunt Large Cap Alternator ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The Pacer Lunt Large Cap Alternator ETF (the “Fund”) is an exchange traded fund (“ETF”) that seeks to track the total return performance, before fees and expenses, of the Lunt Capital U.S. Large Cap Equity Rotation Index (the “Index”).

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal year ended April 30, 2024, the Fund’s portfolio turnover rate was 597% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	597.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund employs a “passive management” (or indexing) investment approach designed to track the total return performance, before fees and expenses, of the Index. The Index is based on a proprietary methodology developed by Lunt Capital Management, Inc. (“Lunt Capital” or the “Index Provider”).
The Index
The Index uses an objective, rules-based methodology to provide exposure to large-capitalization U.S. companies. The Index uses Lunt Capital’s proprietary relative strength methodology to rotate between the holdings of one of two sub-indices, the S&P 500 Low Volatility Index and the S&P 500 High Beta Index (each, a “Sub-Index,” and together, the “Sub-Indices”), that seek to identify the 100 components of the S&P 500 Index that most strongly exhibit a particular trait (e.g., low volatility or high beta). Each Sub-Index is composed of the 100 securities comprising the S&P 500 Index that most strongly exhibit the characteristic screened for by the Sub-Index. The S&P 500 is a free-float weighted index that measures the performance of the large-cap segment of the U.S. equity market. The S&P 500 includes approximately 500 leading companies and captures approximately 80% of the U.S. market capitalization. Accordingly, each Sub-Index is composed of large-capitalization equity securities. S&P Opco LLC (a subsidiary of S&P Dow Jones Indices, LLC) compiles, maintains, and calculates the S&P 500 Index and the Sub-Indices.
The S&P 500 Low Volatility Index is composed of the 100 securities comprising the S&P 500 Index that have exhibited the lowest realized volatility over the prior 12 months. Each stock comprising the S&P 500 Low Volatility Index is weighted by the inverse of its volatility with the least volatile stocks receiving the highest weights. Volatility is a statistical measurement of the magnitude of price fluctuations in a stock’s price over time.
The S&P 500 High Beta Index is composed of the 100 securities comprising the S&P 500 Index that have exhibited the highest sensitivity to market movements, or “beta,” over the prior 12 months. The weight of each stock in the S&P 500 High Beta Index is proportionate to its beta, rather than to its market capitalization. Beta is a measure of relative risk and is the rate of change of a security’s price.
The Index utilizes Lunt Capital’s proprietary relative strength analysis in its attempt to determine which Sub-Index is likely to exhibit better price performance than the other Sub-Index. Pursuant to this methodology, the Index Provider calculates the “Risk Adjusted Score” for each Sub-Index. Each Sub-Index’s “Risk-Adjusted Score” is calculated using the Sub-Index’s standard deviation of returns over the prior 12 months. On the final trading day of each month, the Index Provider computes the relative strength of each Sub-Index by comparing each Sub-Index’s Risk-Adjusted Score. The Index Provider considers the Sub-Index with the higher Risk-Adjusted Score to have the higher relative strength. The Index is composed of the securities comprising the Sub-Index demonstrating the greater relative strength. The Index is reconstituted and rebalanced monthly, except when the Index methodology would not result in a change in the Sub-Index comprising the Index at such time.
The Fund’s Investment Strategy
Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of large cap companies. The Fund considers a company to be a “large cap company” at the time of purchase if it was included in the S&P 500 at any time within the prior 12 months. The Fund’s investment adviser expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better.
The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it will invest in all of the component securities of the Index.
The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of large cap companies.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the Fund. The bar chart shows the Fund’s performance (based on NAV) for calendar years ended December 31. The table shows how the Fund’s average annual returns for the one year and since inception periods compared with those of the Index and a broad measure of market performance. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.PacerETFs.com or by calling the Fund toll-free at 1-800-617-0004.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-617-0004
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.PacerETFs.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Return as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
For the year-to-date period ended June 30, 2024, the Fund’s total return was 3.54%. During the period of time shown in the bar chart, the Fund’s highest return for a calendar quarter was 22.25% (quarter ended March 31, 2021) and the Fund’s lowest return for a calendar quarter was -12.24% (quarter ended September 30, 2022.

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date period ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.54%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2021
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.25%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.24%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns(for the periods ended December 31, 2023)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
Pacer Lunt Large Cap Alternator ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	You can lose money on your investment in the Fund.
Pacer Lunt Large Cap Alternator ETF | Alternator Strategy Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Alternator Strategy Risk. Because the Index will be comprised of only one Sub-Index each month, the Index may be comprised of low volatility securities during a period when such securities underperform high beta securities, or vice versa.
◦High Beta Risk. High beta investing entails investing in securities that are more volatile based on historical market index data. Volatile stocks may be subject to sharp swings in value, and may change unpredictably, affecting the value of such equity securities and, consequently, the value of Shares. High beta stocks are likely to underperform the broader market during periods of rapidly declining stock prices.
◦Low Volatility Risk. Low volatility investing entails investing in securities that are seen as having a lower risk profile than the overall markets. However, a portfolio comprised of low volatility stocks may not produce investment exposure that has lower variability to changes in such stocks’ price levels. Low volatility stocks are likely to underperform the broader market during periods of rapidly rising stock prices.

Pacer Lunt Large Cap Alternator ETF | Alternator Strategy Risk, High Beta Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	High Beta Risk. High beta investing entails investing in securities that are more volatile based on historical market index data. Volatile stocks may be subject to sharp swings in value, and may change unpredictably, affecting the value of such equity securities and, consequently, the value of Shares. High beta stocks are likely to underperform the broader market during periods of rapidly declining stock prices.
Pacer Lunt Large Cap Alternator ETF | Alternator Strategy Risk, Low Volatility Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Low Volatility Risk. Low volatility investing entails investing in securities that are seen as having a lower risk profile than the overall markets. However, a portfolio comprised of low volatility stocks may not produce investment exposure that has lower variability to changes in such stocks’ price levels. Low volatility stocks are likely to underperform the broader market during periods of rapidly rising stock prices.
Pacer Lunt Large Cap Alternator ETF | Calculation Methodology Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Calculation Methodology Risk. The Index relies directly or indirectly on various sources of information to assess the criteria of issuers included in the Index, including information that may be based on assumptions and estimates. Neither the Fund, the Index Provider, or the Adviser can offer assurances that the Index’s calculation methodology or sources of information will provide an accurate assessment of included components or a correct valuation of securities, nor can they guarantee the availability or timeliness of the production of the Index.
Pacer Lunt Large Cap Alternator ETF | Equity Market Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. The trading prices of equity securities and other instruments fluctuate in response to a variety of factors. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.
Pacer Lunt Large Cap Alternator ETF | ETF Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	ETF Risks. The Fund is an ETF and, as a result of an ETF’s structure, is exposed to the following risks:
◦Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. APs are generally large institutional investors that have been authorized by the Fund’s distributor to purchase and redeem large blocks of Shares (known as “Creation Units”) pursuant to legal requirements by which the Fund may offer and redeem Shares. To the extent either of the following events occur, Shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process Creation Units and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
◦Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.
◦Trading. Although Shares are listed for trading on the NYSE Arca, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares.
Pacer Lunt Large Cap Alternator ETF | ETF Risks, Authorized Participants ("AP"), Market Makers, And Liquidity Providers Concentration Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. APs are generally large institutional investors that have been authorized by the Fund’s distributor to purchase and redeem large blocks of Shares (known as “Creation Units”) pursuant to legal requirements by which the Fund may offer and redeem Shares. To the extent either of the following events occur, Shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process Creation Units and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
Pacer Lunt Large Cap Alternator ETF | ETF Risks, Costs Of Buying Or Selling Shares Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
Pacer Lunt Large Cap Alternator ETF | ETF Risks, Shares Of The Fund May Trade At Prices Other Than NAV Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.
Pacer Lunt Large Cap Alternator ETF | ETF Risks, Trading Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Trading. Although Shares are listed for trading on the NYSE Arca, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares.
Pacer Lunt Large Cap Alternator ETF | High Portfolio Turnover Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	High Portfolio Turnover Risk. At times, the Fund may have a portfolio turnover rate substantially greater than 100%. A high portfolio turnover rate would result in correspondingly greater transaction expenses, including brokerage commissions, dealer mark ups and other transaction costs, on the sale of securities and on reinvestment in other securities and may result in reduced performance and the distribution to shareholders of additional capital gains for tax purposes.
Pacer Lunt Large Cap Alternator ETF | Large-Capitalization Investing Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Large-Capitalization Investing Risk. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of large-capitalization companies underperform securities of smaller-capitalization companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.
Pacer Lunt Large Cap Alternator ETF | Monthly Exposure Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Monthly Exposure Risk. Because the Index will only change its exposure monthly, (i) the Index’s exposure may be affected by significant market movements at or near month end that are not predictive of the market’s performance for the subsequent month and (ii) changes to the Index’s exposure may lag a significant change in the market’s direction (up or down) by as long as a month if such changes first take effect at or near the beginning of a month. Such lags between market performance and changes to the Index’s exposure may result in significant underperformance relative to the broader equity or fixed income market.

Pacer Lunt Large Cap Alternator ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund.
Pacer Lunt Large Cap Alternator ETF | Passive Investment Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Passive Investment Risk. The Fund is not actively managed, and the Fund’s investment adviser would not sell a security due to current or projected underperformance of a security, industry, or sector, unless that security is removed from the Index or the selling of shares of that security is otherwise required upon a reconstitution of the Index in accordance with the Index methodology. The Fund invests in securities included in the Index regardless of their investment merits. The Fund does not take defensive positions under any market conditions, including conditions that are adverse to the performance of the Fund.
Pacer Lunt Large Cap Alternator ETF | Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
◦Consumer Staples Sector Risk. The permissibility of using various food additives and production methods, fads, marketing campaigns, and other factors affecting consumer demand is tied closely to the performance of companies in this sector. In particular, tobacco companies may be adversely affected by new laws, regulations, and litigation. The consumer staples sector may also be adversely affected by changes or trends in commodity prices, which may be influenced or characterized by unpredictable factors.
◦Utilities Sector Risk. Utility companies are affected by supply and demand, operating costs, government regulation, environmental factors, liabilities for environmental damage and general civil liabilities, and rate caps or rate changes. Although rate changes of a regulated utility usually fluctuate in approximate correlation with financing costs, due to political and regulatory factors rate changes ordinarily occur only following a delay after the changes in financing costs. This factor will tend to favorably affect a regulated utility company’s earnings and dividends in times of decreasing costs, but conversely, will tend to adversely affect earnings and dividends when costs are rising. The value of regulated utility equity securities may tend to have an inverse relationship to the movement of interest rates. Certain utility companies have experienced full or partial deregulation in recent years. These utility companies are frequently more similar to industrial companies in that they are subject to greater competition and have been permitted by regulators to diversify outside of their original geographic regions and their traditional lines of business. These opportunities may permit certain utility companies to earn more than their traditional regulated rates of return. Some companies, however, may be forced to defend their core business and may be less profitable. In addition, natural disasters, terrorist attacks, government intervention or other factors may render a utility company’s equipment unusable or obsolete and negatively impact profitability.

Pacer Lunt Large Cap Alternator ETF | Sector Risk, Consumer Staples Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Consumer Staples Sector Risk. The permissibility of using various food additives and production methods, fads, marketing campaigns, and other factors affecting consumer demand is tied closely to the performance of companies in this sector. In particular, tobacco companies may be adversely affected by new laws, regulations, and litigation. The consumer staples sector may also be adversely affected by changes or trends in commodity prices, which may be influenced or characterized by unpredictable factors.
Pacer Lunt Large Cap Alternator ETF | Sector Risk, Utilities Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Utilities Sector Risk. Utility companies are affected by supply and demand, operating costs, government regulation, environmental factors, liabilities for environmental damage and general civil liabilities, and rate caps or rate changes. Although rate changes of a regulated utility usually fluctuate in approximate correlation with financing costs, due to political and regulatory factors rate changes ordinarily occur only following a delay after the changes in financing costs. This factor will tend to favorably affect a regulated utility company’s earnings and dividends in times of decreasing costs, but conversely, will tend to adversely affect earnings and dividends when costs are rising. The value of regulated utility equity securities may tend to have an inverse relationship to the movement of interest rates. Certain utility companies have experienced full or partial deregulation in recent years. These utility companies are frequently more similar to industrial companies in that they are subject to greater competition and have been permitted by regulators to diversify outside of their original geographic regions and their traditional lines of business. These opportunities may permit certain utility companies to earn more than their traditional regulated rates of return. Some companies, however, may be forced to defend their core business and may be less profitable. In addition, natural disasters, terrorist attacks, government intervention or other factors may render a utility company’s equipment unusable or obsolete and negatively impact profitability.
Pacer Lunt Large Cap Alternator ETF | Tracking Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Tracking Risk. The Fund’s return may not track the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index. In addition, when the Fund uses a representative sampling approach, the Fund may not be as well correlated with the return of the Index as when the Fund purchases all of the securities in the Index in the proportions in which they are represented in the Index.
Pacer Lunt Large Cap Alternator ETF | Lunt Capital U.S. Large Cap Equity Rotation Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	Lunt Capital U.S. Large Cap Equity Rotation Index(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	(15.29%)
Since Inception	rr_AverageAnnualReturnSinceInception	12.93%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 24, 2020
Pacer Lunt Large Cap Alternator ETF | S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	S&P 500® Index(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	26.29%
Since Inception	rr_AverageAnnualReturnSinceInception	15.35%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 24, 2020
Pacer Lunt Large Cap Alternator ETF | Pacer Lunt Large Cap Alternator ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ALTL
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.60%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 61
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	192
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	335
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 750
Annual Return 2021	rr_AnnualReturn2021	45.30%
Annual Return 2022	rr_AnnualReturn2022	(10.69%)
Annual Return 2023	rr_AnnualReturn2023	(15.88%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(15.88%)
Since Inception	rr_AverageAnnualReturnSinceInception	12.01%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 24, 2020
Pacer Lunt Large Cap Alternator ETF | Pacer Lunt Large Cap Alternator ETF | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(16.12%)
Since Inception	rr_AverageAnnualReturnSinceInception	11.66%
Pacer Lunt Large Cap Alternator ETF | Pacer Lunt Large Cap Alternator ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(9.23%)
Since Inception	rr_AverageAnnualReturnSinceInception	9.45%
Pacer Lunt MidCap Multi-Factor Alternator ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Pacer Lunt MidCap Multi-Factor Alternator ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The Pacer Lunt MidCap Multi-Factor Alternator ETF (the “Fund”) is an exchange traded fund (“ETF”) that seeks to track the total return performance, before fees and expenses, of the Lunt Capital U.S. MidCap Multi-Factor Rotation Index (the “Index”).

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For fiscal year ended April 30, 2024, the Fund’s portfolio turnover rate was 367% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	367.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund employs a “passive management” (or indexing) investment approach designed to track the total return performance, before fees and expenses, of the Index. The Index is based on a proprietary methodology developed by Lunt Capital Management, Inc. (“Lunt Capital” or the “Index Provider”).

The Index
The Index uses an objective, rules-based methodology to provide exposure to mid-capitalization U.S. companies. The Index uses Lunt Capital’s proprietary relative strength methodology to rotate between the holdings of the highest and lowest quintile components of four factor-based indices of the S&P MidCap 400 Index (each, a “Sub-Index,” and together, the “Sub-Indices”), that seek to identify the components of the S&P MidCap 400 Index that most strongly exhibit a particular factor. The four factor groups are Momentum, Quality, Value, and Volatility.
The Index will include holdings for two of the following eight Sub-Indices:

	Momentum	Quality	Value	Volatility
Highest Quintile	S&P MidCap 400 Momentum Index	S&P MidCap 400 Quality Index	S&P MidCap 400 Enhanced Value Index	S&P MidCap 400 Volatility - Highest Quintile Index
Lowest Quintile	S&P MidCap 400 Momentum - Lowest Quintile Index	S&P MidCap 400 Quality - Lowest Quintile Index	S&P MidCap 400 Enhanced Value - Lowest Quintile Index	S&P MidCap 400 Low Volatility Index
Each Sub-Index is composed of the 80 securities (a quintile) comprising the S&P MidCap 400 Index that most strongly exhibit the characteristic screened for by the Sub-Index. The S&P MidCap 400 Index is a market-weighted index and measures the performance of mid-capitalization stocks in the United States. S&P Opco LLC (a subsidiary of S&P Dow Jones Indices, LLC) compiles, maintains, and calculates the S&P MidCap 400 Index and the Sub-Indices.
The Index utilizes Lunt Capital’s proprietary relative strength analysis in its attempt to determine which two Sub-Indices are likely to exhibit better price performance than the other Sub-Indices. Pursuant to this methodology, the Index Provider calculates the “Risk Adjusted Score” for each Sub-Index. On the final trading day of each month, the Index Provider computes the relative strength of each Sub-Index by comparing each Sub-Index’s Risk-Adjusted Score. The Index Provider considers a higher Risk-Adjusted Score to indicate greater relative strength. The Index is composed of the securities comprising the two Sub-Indices demonstrating the greatest relative strength unless such Sub-Indices include both the highest and lowest quintile from the same factor group, in which case only the Sub-Indices with the highest and third-highest Risk-Adjusted Score would be selected. The Index is reconstituted and rebalanced monthly, except when the Index methodology would not result in a change in the Sub-Indices comprising the Index at such time.
The Fund’s Investment Strategy
Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of mid cap companies. The Fund considers a a company to be a “mid cap company” at the time of purchase if it was included in the S&P MidCap 400 at any time within the prior 12 months. The Fund’s investment adviser expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better.
The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it will invest in all of the component securities of the Index.
The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of mid cap companies.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the Fund. The bar chart shows the Fund’s performance (based on NAV) for calendar years ended December 31. The table shows how the Fund’s average annual returns for the one year and since inception periods compared with those of the Index and a broad measure of market performance. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.PacerETFs.com or by calling the Fund toll-free at 1-800-617-0004.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-617-0004
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.PacerETFs.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Return as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
For the year-to-date period ended June 30, 2024, the Fund’s total return was 18.79%. During the period of time shown in the bar chart, the Fund’s highest return for a calendar quarter was 12.59% (quarter ended December 31, 2022) and the Fund’s lowest return for a calendar quarter was -15.39% (quarter ended June 30, 2022).

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date period ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	18.79%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2022
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.59%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.39%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns(for the periods ended December 31, 2023)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
Pacer Lunt MidCap Multi-Factor Alternator ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	You can lose money on your investment in the Fund.
Pacer Lunt MidCap Multi-Factor Alternator ETF | Alternator Strategy Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Alternator Strategy Risk. Because the Index will be comprised of only two Sub-Indices each month, the Index may be comprised of securities during a period when such securities underperform the securities of one or more other Sub-Indices.
◦Low Volatility Risk. Low volatility investing entails investing in securities that are seen as having a lower risk profile than the overall markets. However, a portfolio comprised of low volatility stocks may not produce investment exposure that has lower variability to changes in such stocks’ price levels. Low volatility stocks are likely to underperform the broader market during periods of rapidly rising stock prices.
◦Momentum Investing Risk. Momentum investing is subject to the risk that the securities may be more volatile than the market as a whole, or that the returns on securities that previously have exhibited price momentum or proximity to price peaks are less than returns on other styles of investing. Momentum can turn quickly, and stocks that previously have exhibited high momentum may not experience continued positive momentum. In addition, investor perceptions of the value of a company may turn quickly, and stocks that have recently set multiple price peaks may not continue to do so, may be considered overvalued, and may decline faster than other investments.
◦Quality Investing Risk. Securities that have previously been identified with quality characteristics may not continue to be quality companies, and the returns of such securities may be less than returns on other styles of investing. In addition, there may be periods when the quality style of investing is out of favor and therefore, the performance of the Fund may suffer.
◦Value Investing Risk. A “value” style of investing could produce poor results relative to other funds, even in a rising market, if the methodology used by the Index to determine a company’s “value” or prospects for exceeding earnings expectations or market conditions is wrong. In addition, “value stocks” can continue to be undervalued by the market for long periods of time.
Pacer Lunt MidCap Multi-Factor Alternator ETF | Alternator Strategy Risk, Low Volatility Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Low Volatility Risk. Low volatility investing entails investing in securities that are seen as having a lower risk profile than the overall markets. However, a portfolio comprised of low volatility stocks may not produce investment exposure that has lower variability to changes in such stocks’ price levels. Low volatility stocks are likely to underperform the broader market during periods of rapidly rising stock prices.
Pacer Lunt MidCap Multi-Factor Alternator ETF | Alternator Strategy Risk, Momentum Investing Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Momentum Investing Risk. Momentum investing is subject to the risk that the securities may be more volatile than the market as a whole, or that the returns on securities that previously have exhibited price momentum or proximity to price peaks are less than returns on other styles of investing. Momentum can turn quickly, and stocks that previously have exhibited high momentum may not experience continued positive momentum. In addition, investor perceptions of the value of a company may turn quickly, and stocks that have recently set multiple price peaks may not continue to do so, may be considered overvalued, and may decline faster than other investments.
Pacer Lunt MidCap Multi-Factor Alternator ETF | Alternator Strategy Risk, Quality Investing Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Quality Investing Risk. Securities that have previously been identified with quality characteristics may not continue to be quality companies, and the returns of such securities may be less than returns on other styles of investing. In addition, there may be periods when the quality style of investing is out of favor and therefore, the performance of the Fund may suffer.
Pacer Lunt MidCap Multi-Factor Alternator ETF | Alternator Strategy Risk, Value Investing Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Value Investing Risk. A “value” style of investing could produce poor results relative to other funds, even in a rising market, if the methodology used by the Index to determine a company’s “value” or prospects for exceeding earnings expectations or market conditions is wrong. In addition, “value stocks” can continue to be undervalued by the market for long periods of time.
Pacer Lunt MidCap Multi-Factor Alternator ETF | Calculation Methodology Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Calculation Methodology Risk. The Index relies directly or indirectly on various sources of information to assess the criteria of issuers included in the Index, including information that may be based on assumptions and estimates. Neither the Fund, the Index Provider, The Adviser, nor the Fund’s distributor can offer assurances that the Index’s calculation methodology or sources of information will provide an accurate assessment of included issuers or a correct valuation of securities, nor can they guarantee the availability or timeliness of the production of the Index.
Pacer Lunt MidCap Multi-Factor Alternator ETF | Equity Market Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. The trading prices of equity securities and other instruments fluctuate in response to a variety of factors. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.
Pacer Lunt MidCap Multi-Factor Alternator ETF | ETF Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	ETF Risks. The Fund is an ETF and, as a result of an ETF’s structure, is exposed to the following risks:
◦Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. APs are generally large institutional investors that have been authorized by the Fund’s distributor to purchase and redeem large blocks of Shares (known as “Creation Units”) pursuant to legal requirements by which the Fund may offer and redeem Shares. To the extent either of the following events occur, Shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process Creation Units and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
◦Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.
◦Trading. Although Shares are listed for trading on the NYSE Arca, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares.

Pacer Lunt MidCap Multi-Factor Alternator ETF | ETF Risks, Authorized Participants ("AP"), Market Makers, And Liquidity Providers Concentration Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. APs are generally large institutional investors that have been authorized by the Fund’s distributor to purchase and redeem large blocks of Shares (known as “Creation Units”) pursuant to legal requirements by which the Fund may offer and redeem Shares. To the extent either of the following events occur, Shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process Creation Units and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
Pacer Lunt MidCap Multi-Factor Alternator ETF | ETF Risks, Costs Of Buying Or Selling Shares Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
Pacer Lunt MidCap Multi-Factor Alternator ETF | ETF Risks, Shares Of The Fund May Trade At Prices Other Than NAV Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.
Pacer Lunt MidCap Multi-Factor Alternator ETF | ETF Risks, Trading Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Trading. Although Shares are listed for trading on the NYSE Arca, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares.
Pacer Lunt MidCap Multi-Factor Alternator ETF | High Portfolio Turnover Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	High Portfolio Turnover Risk. At times, the Fund may have a portfolio turnover rate substantially greater than 100%. A high portfolio turnover rate would result in correspondingly greater transaction expenses, including brokerage commissions, dealer mark ups and other transaction costs, on the sale of securities and on reinvestment in other securities and may result in reduced performance and the distribution to shareholders of additional capital gains for tax purposes.
Pacer Lunt MidCap Multi-Factor Alternator ETF | Mid-Capitalization Investing Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Mid-Capitalization Investing Risk. The Fund may invest in the securities of mid-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of mid-capitalization companies underperform securities of other capitalization ranges or the market as a whole. Securities of smaller companies trade in smaller volumes and are often more vulnerable to market volatility than securities of larger companies.
Pacer Lunt MidCap Multi-Factor Alternator ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund.
Pacer Lunt MidCap Multi-Factor Alternator ETF | Passive Investment Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Passive Investment Risk. The Fund is not actively managed, and the Fund’s investment adviser would not sell a security due to current or projected underperformance of a security, industry, or sector, unless that security is removed from the Index or the selling of shares of that security is otherwise required upon a reconstitution of the Index in accordance with the Index methodology. The Fund invests in securities included in the Index regardless of their investment merits. The Fund does not take defensive positions under any market conditions, including conditions that are adverse to the performance of the Fund.
Pacer Lunt MidCap Multi-Factor Alternator ETF | Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
◦Industrials Sector Risk. The industrials sector may be affected by changes in the supply of and demand for products and services, product obsolescence, claims for environmental damage or product liability and general economic conditions, among other factors.

Pacer Lunt MidCap Multi-Factor Alternator ETF | Sector Risk, Industrials Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Industrials Sector Risk. The industrials sector may be affected by changes in the supply of and demand for products and services, product obsolescence, claims for environmental damage or product liability and general economic conditions, among other factors.
Pacer Lunt MidCap Multi-Factor Alternator ETF | Tracking Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Tracking Risk. The Fund’s return may not track the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index. In addition, when the Fund uses a representative sampling approach, the Fund may not be as well correlated with the return of the Index as when the Fund purchases all of the securities in the Index in the proportions in which they are represented in the Index.
Pacer Lunt MidCap Multi-Factor Alternator ETF | Lunt Capital U.S. MidCap Multi-Factor Rotation Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	Lunt Capital U.S. MidCap Multi-Factor Rotation Index(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	20.35%
Since Inception	rr_AverageAnnualReturnSinceInception	15.33%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 24, 2020
Pacer Lunt MidCap Multi-Factor Alternator ETF | S&P MidCap 400® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	S&P MidCap 400® Index(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	16.44%
Since Inception	rr_AverageAnnualReturnSinceInception	16.19%
Pacer Lunt MidCap Multi-Factor Alternator ETF | S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 24, 2020
Pacer Lunt MidCap Multi-Factor Alternator ETF | Pacer Lunt MidCap Multi-Factor Alternator ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PAMC
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.60%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 61
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	192
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	335
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 750
Annual Return 2021	rr_AnnualReturn2021	13.24%
Annual Return 2022	rr_AnnualReturn2022	(12.12%)
Annual Return 2023	rr_AnnualReturn2023	19.28%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	19.28%
Since Inception	rr_AverageAnnualReturnSinceInception	14.28%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 24, 2020
Pacer Lunt MidCap Multi-Factor Alternator ETF | Pacer Lunt MidCap Multi-Factor Alternator ETF | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	19.07%
Since Inception	rr_AverageAnnualReturnSinceInception	14.08%
Pacer Lunt MidCap Multi-Factor Alternator ETF | Pacer Lunt MidCap Multi-Factor Alternator ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	11.52%
Since Inception	rr_AverageAnnualReturnSinceInception	11.26%
Pacer Lunt Large Cap Multi-Factor Alternator ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Pacer Lunt Large Cap Multi-Factor Alternator ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The Pacer Lunt Large Cap Multi-Factor Alternator ETF (the “Fund”) is an exchange traded fund (“ETF”) that seeks to track the total return performance, before fees and expenses, of the Lunt Capital U.S. Large Cap Multi-Factor Rotation Index (the “Index”).

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal year ended April 30, 2024, the Fund’s portfolio turnover rate was 417% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	417.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund employs a “passive management” (or indexing) investment approach designed to track the total return performance, before fees and expenses, of the Index. The Index is based on a proprietary methodology developed by Lunt Capital Management, Inc. (“Lunt Capital” or the “Index Provider”).

The Index
The Index uses an objective, rules-based methodology to provide exposure to large-capitalization U.S. companies. The Index uses Lunt Capital’s proprietary relative strength methodology to rotate between the holdings of the highest and lowest quintile components of four factor-based indices of the S&P 500 Index (each, a “Sub-Index,” and together, the “Sub-Indices”), that seek to identify the components of the S&P 500 Index that most strongly exhibit a particular factor. The four factor groups are Momentum, Quality, Value, and Volatility.
The Index will include holdings for two of the following eight Sub-Indices:

	Momentum	Quality	Value	Volatility
Highest Quintile	S&P 500 Momentum Index	S&P 500 Quality Index	S&P 500 Enhanced Value Index	S&P 500 Volatility - Highest Quintile Index
Lowest Quintile	S&P 500 Momentum - Lowest Quintile Index	S&P 500 Quality - Lowest Quintile Index	S&P 500 Enhanced Value - Lowest Quintile Index	S&P 500 Low Volatility Index
Each Sub-Index is composed of the 100 securities (a quintile) comprising the S&P 500 Index that most strongly exhibit the characteristic screened for by the Sub-Index. The S&P 500 is a free-float weighted index that measures the performance of the large-cap segment of the U.S. equity market. The S&P 500 includes approximately 500 leading companies and captures approximately 80% of the U.S. market capitalization. S&P Opco LLC (a subsidiary of S&P Dow Jones Indices, LLC) compiles, maintains, and calculates the S&P 500 Index and the Sub-Indices.
The Index utilizes Lunt Capital’s proprietary relative strength analysis in its attempt to determine which two Sub-Indices are likely to exhibit better price performance than the other Sub-Indices. Pursuant to this methodology, the Index Provider calculates the “Risk Adjusted Score” for each Sub-Index. On the final trading day of each month, the Index Provider computes the relative strength of each Sub-Index by comparing each Sub-Index’s Risk-Adjusted Score. The Index Provider considers a higher Risk-Adjusted Score to indicate greater relative strength. The Index is composed of the securities comprising the two Sub-Indices demonstrating the greatest relative strength unless such Sub-Indices include both the highest and lowest quintile from the same factor group, in which case only the Sub-Indices with the highest and third-highest Risk-Adjusted Score would be selected. The Index is reconstituted and rebalanced monthly, except when the Index methodology would not result in a change in the Sub-Indices comprising the Index at such time.
The Fund’s Investment Strategy
Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of large cap companies. The Fund considers a a company to be a “large cap company” at the time of purchase if it was included in the S&P 500 at any time within the prior 12 months. The Fund’s investment adviser expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better.
The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it will invest in all of the component securities of the Index.
The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of large cap companies.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the Fund. The bar chart shows the Fund’s performance (based on NAV) for calendar years ended December 31. The table shows how the Fund’s average annual returns for the one year and since inception periods compared with those of the Index and a broad measure of market performance. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.PacerETFs.com or by calling the Fund toll-free at 1-800-617-0004.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-617-0004
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.PacerETFs.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Return as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
For the year-to-date period ended June 30, 2024, the Fund’s total return was 19.15%. During the period of time shown in the bar chart, the Fund’s highest return for a calendar quarter was 20.47% (quarter ended March 31, 2021) and the Fund’s lowest return for a calendar quarter was -11.72% (quarter ended June 30, 2022).

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date period ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	19.15%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2021
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.47%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.72%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns(for the periods ended December 31, 2023)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
Pacer Lunt Large Cap Multi-Factor Alternator ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	You can lose money on your investment in the Fund.
Pacer Lunt Large Cap Multi-Factor Alternator ETF | Alternator Strategy Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Alternator Strategy Risk. Because the Index will be comprised of only two Sub-Indices each month, the Index may be comprised of securities during a period when such securities underperform the securities of one or more other Sub-Indices.
◦Low Volatility Risk. Low volatility investing entails investing in securities that are seen as having a lower risk profile than the overall markets. However, a portfolio comprised of low volatility stocks may not produce investment exposure that has lower variability to changes in such stocks’ price levels. Low volatility stocks are likely to underperform the broader market during periods of rapidly rising stock prices.
◦Momentum Investing Risk. Momentum investing is subject to the risk that the securities may be more volatile than the market as a whole, or that the returns on securities that previously have exhibited price momentum or proximity to price peaks are less than returns on other styles of investing. Momentum can turn quickly, and stocks that previously have exhibited high momentum may not experience continued positive momentum. In addition, investor perceptions of the value of a company may turn quickly, and stocks that have recently set multiple price peaks may not continue to do so, may be considered overvalued, and may decline faster than other investments.
◦Quality Investing Risk. Securities that have previously been identified with quality characteristics may not continue to be quality companies, and the returns of such securities may be less than returns on other styles of investing. In addition, there may be periods when the quality style of investing is out of favor and therefore, the performance of the Fund may suffer.
◦Value Investing Risk. A “value” style of investing could produce poor results relative to other funds, even in a rising market, if the methodology used by the Index to determine a company’s “value” or prospects for exceeding earnings expectations or market conditions is wrong. In addition, “value stocks” can continue to be undervalued by the market for long periods of time.
Pacer Lunt Large Cap Multi-Factor Alternator ETF | Alternator Strategy Risk, Low Volatility Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Low Volatility Risk. Low volatility investing entails investing in securities that are seen as having a lower risk profile than the overall markets. However, a portfolio comprised of low volatility stocks may not produce investment exposure that has lower variability to changes in such stocks’ price levels. Low volatility stocks are likely to underperform the broader market during periods of rapidly rising stock prices.
Pacer Lunt Large Cap Multi-Factor Alternator ETF | Alternator Strategy Risk, Momentum Investing Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Momentum Investing Risk. Momentum investing is subject to the risk that the securities may be more volatile than the market as a whole, or that the returns on securities that previously have exhibited price momentum or proximity to price peaks are less than returns on other styles of investing. Momentum can turn quickly, and stocks that previously have exhibited high momentum may not experience continued positive momentum. In addition, investor perceptions of the value of a company may turn quickly, and stocks that have recently set multiple price peaks may not continue to do so, may be considered overvalued, and may decline faster than other investments.
Pacer Lunt Large Cap Multi-Factor Alternator ETF | Alternator Strategy Risk, Quality Investing Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Quality Investing Risk. Securities that have previously been identified with quality characteristics may not continue to be quality companies, and the returns of such securities may be less than returns on other styles of investing. In addition, there may be periods when the quality style of investing is out of favor and therefore, the performance of the Fund may suffer.
Pacer Lunt Large Cap Multi-Factor Alternator ETF | Alternator Strategy Risk, Value Investing Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Value Investing Risk. A “value” style of investing could produce poor results relative to other funds, even in a rising market, if the methodology used by the Index to determine a company’s “value” or prospects for exceeding earnings expectations or market conditions is wrong. In addition, “value stocks” can continue to be undervalued by the market for long periods of time.
Pacer Lunt Large Cap Multi-Factor Alternator ETF | Calculation Methodology Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Calculation Methodology Risk. The Index relies directly or indirectly on various sources of information to assess the criteria of issuers included in the Index, including information that may be based on assumptions and estimates. Neither the Fund, the Index Provider, or the Adviser can offer assurances that the Index’s calculation methodology or sources of information will provide an accurate assessment of included components or a correct valuation of securities, nor can they guarantee the availability or timeliness of the production of the Index.
Pacer Lunt Large Cap Multi-Factor Alternator ETF | Equity Market Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. The trading prices of equity securities and other instruments fluctuate in response to a variety of factors. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.
Pacer Lunt Large Cap Multi-Factor Alternator ETF | ETF Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	ETF Risks. The Fund is an ETF and, as a result of an ETF’s structure, is exposed to the following risks:
◦Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. APs are generally large institutional investors that have been authorized by the Fund’s distributor to purchase and redeem large blocks of Shares (known as “Creation Units”) pursuant to legal requirements by which the Fund may offer and redeem Shares. To the extent either of the following events occur, Shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process Creation Units and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
◦Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.
◦Trading. Although Shares are listed for trading on the NYSE Arca, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares.

Pacer Lunt Large Cap Multi-Factor Alternator ETF | ETF Risks, Authorized Participants ("AP"), Market Makers, And Liquidity Providers Concentration Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. APs are generally large institutional investors that have been authorized by the Fund’s distributor to purchase and redeem large blocks of Shares (known as “Creation Units”) pursuant to legal requirements by which the Fund may offer and redeem Shares. To the extent either of the following events occur, Shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process Creation Units and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
Pacer Lunt Large Cap Multi-Factor Alternator ETF | ETF Risks, Costs Of Buying Or Selling Shares Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
Pacer Lunt Large Cap Multi-Factor Alternator ETF | ETF Risks, Shares Of The Fund May Trade At Prices Other Than NAV Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.
Pacer Lunt Large Cap Multi-Factor Alternator ETF | ETF Risks, Trading Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Trading. Although Shares are listed for trading on the NYSE Arca, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares.

Pacer Lunt Large Cap Multi-Factor Alternator ETF | High Portfolio Turnover Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	High Portfolio Turnover Risk. At times, the Fund may have a portfolio turnover rate substantially greater than 100%. A high portfolio turnover rate would result in correspondingly greater transaction expenses, including brokerage commissions, dealer mark ups and other transaction costs, on the sale of securities and on reinvestment in other securities and may result in reduced performance and the distribution to shareholders of additional capital gains for tax purposes.
Pacer Lunt Large Cap Multi-Factor Alternator ETF | Large-Capitalization Investing Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Large-Capitalization Investing Risk. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of large-capitalization companies underperform securities of smaller-capitalization companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.
Pacer Lunt Large Cap Multi-Factor Alternator ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund.
Pacer Lunt Large Cap Multi-Factor Alternator ETF | Passive Investment Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Passive Investment Risk. The Fund is not actively managed, and the Fund’s investment adviser would not sell a security due to current or projected underperformance of a security, industry, or sector, unless that security is removed from the Index or the selling of shares of that security is otherwise required upon a reconstitution of the Index in accordance with the Index methodology. The Fund invests in securities included in the Index regardless of their investment merits. The Fund does not take defensive positions under any market conditions, including conditions that are adverse to the performance of the Fund.
Pacer Lunt Large Cap Multi-Factor Alternator ETF | Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
◦Information Technology Sector Risk. The Fund may invest in companies in the information technology sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. Market or economic factors impacting information technology companies and companies that rely heavily on technological advances could have a significant effect on the value of the Fund’s investments. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.

Pacer Lunt Large Cap Multi-Factor Alternator ETF | Sector Risk, Information Technology Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Information Technology Sector Risk. The Fund may invest in companies in the information technology sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. Market or economic factors impacting information technology companies and companies that rely heavily on technological advances could have a significant effect on the value of the Fund’s investments. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.
Pacer Lunt Large Cap Multi-Factor Alternator ETF | Tracking Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Tracking Risk. The Fund’s return may not track the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index. In addition, when the Fund uses a representative sampling approach, the Fund may not be as well correlated with the return of the Index as when the Fund purchases all of the securities in the Index in the proportions in which they are represented in the Index.
Pacer Lunt Large Cap Multi-Factor Alternator ETF | Lunt Capital U.S. Large Cap Multi-Factor Rotation Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	Lunt Capital U.S. Large Cap Multi-Factor Rotation Index(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	18.25%
Since Inception	rr_AverageAnnualReturnSinceInception	18.04%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 24, 2020
Pacer Lunt Large Cap Multi-Factor Alternator ETF | S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	S&P 500® Index(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	26.29%
Since Inception	rr_AverageAnnualReturnSinceInception	15.35%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 24, 2020
Pacer Lunt Large Cap Multi-Factor Alternator ETF | Pacer Lunt Large Cap Multi-Factor Alternator ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PALC
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.60%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 61
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	192
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	335
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 750
Annual Return 2021	rr_AnnualReturn2021	40.99%
Annual Return 2022	rr_AnnualReturn2022	(14.71%)
Annual Return 2023	rr_AnnualReturn2023	17.33%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	17.33%
Since Inception	rr_AverageAnnualReturnSinceInception	17.10%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 24, 2020
Pacer Lunt Large Cap Multi-Factor Alternator ETF | Pacer Lunt Large Cap Multi-Factor Alternator ETF | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	17.10%
Since Inception	rr_AverageAnnualReturnSinceInception	16.79%
Pacer Lunt Large Cap Multi-Factor Alternator ETF | Pacer Lunt Large Cap Multi-Factor Alternator ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	10.39%
Since Inception	rr_AverageAnnualReturnSinceInception	13.55%
Pacer Pacific Asset Floating Rate High Income ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Pacer Pacific Asset Floating Rate High Income ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Pacer Pacific Asset Floating Rate High Income ETF (the “Fund”) is an exchange traded fund (“ETF”) that seeks to provide a high level of current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal year ended April 30, 2024, the portfolio turnover rate for the Fund was 43% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	43.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Aristotle Pacific Capital, LLC (the “Sub-Adviser”) seeks to achieve the Fund’s investment objective by selecting a focused portfolio comprised primarily of income-producing adjustable rate securities.
Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in senior secured floating rate loans and other adjustable rate securities. Other adjustable rate securities will typically include collateralized loan obligations (“CLOs”), asset-backed securities (“ABS”), and commercial mortgage backed securities (“CMBS”) (collectively, “Adjustable Rate Securities”). The Fund is expected to invest primarily in loans and Adjustable Rate Securities that are rated below investment grade (i.e., high yield securities, sometimes called “junk bonds” or non-investment grade securities) or, if unrated, of comparable quality as determined by the Sub-Adviser.
The Fund may invest in U.S.-dollar denominated senior floating rate loans and Adjustable Rate Securities of domestic and foreign issuers. Senior floating rate loans are debt instruments that may have a right to payment that is senior to most other debts of borrowers. Borrowers may include corporations, partnerships and other entities that operate in a variety of industries and geographic regions, which may from time to time prepay their loan obligations in response, for example, to changes in interest rates. Senior loans in which the Fund may invest include secured and unsecured loans. Generally, secured floating rate loans are secured by specific assets of the borrower. An adjustable rate security includes any fixed income security that requires periodic changes in its interest rate based upon changes in a recognized index interest rate or another method of determining prevailing interest rates. The Fund invests in various types of ABS, such as auto loan and student loan ABS. The Fund is actively managed.
The Fund may invest up to 20% of its assets in certain other types of debt instruments or securities, including corporate bonds (including floating rate investment grade bonds) and secured or unsecured second lien floating rate loans. Second lien loans generally are second in line behind senior loans in terms of prepayment priority with respect to pledged collateral and therefore have a lower credit quality as compared to senior loans but may produce a higher yield to compensate for the additional risk.
The secondary market on which high yield securities are traded may be less liquid than the market for investment-grade securities. Less liquidity in the secondary trading market could adversely affect the ability of the Fund to sell a high yield security or the price at which the Fund could sell a high yield security, and could adversely affect the daily NAV of Fund shares. When secondary markets for high yield securities are less liquid than the market for investment-grade securities, it may be more difficult to value the securities because such valuation may require more research, and elements of judgment may play a greater role in the valuation because there is less reliable, objective data available. The Fund may invest up to an aggregate amount of 15% of its net assets in illiquid investments, as such term is defined by Rule 22e-4 under the Investment Company Act of 1940, as amended (the “1940 Act”).
When the Sub-Adviser believes that current market, economic, political or other conditions are unsuitable and would impair the pursuit of the Fund’s investment objectives, the Fund may invest some or all of its assets in cash or cash equivalents, including but not limited to obligations of the U.S. government, money market fund shares, commercial paper, certificates of deposit and/or bankers acceptances, as well as other interest bearing or discount obligations or debt instruments that carry an investment grade rating by a national rating agency. When the Fund takes a temporary defensive position, the Fund may not achieve its investment objectives. The Fund may invest from time to time more heavily in one or more sectors of the economy than in other sectors.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in senior secured floating rate loans and other adjustable rate securities.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The Fund is the successor to the Pacific Global Senior Loan ETF, a series of Pacific Global ETF Trust, as a result of the reorganization of the Predecessor Fund into the Fund at the close of business on October 22, 2021. In addition, the Pacific Global Senior Loan ETF was the successor to the investment performance of AdvisorShares Pacific Asset Enhanced Floating Rate ETF, a series of AdvisorShares Trust, as a result of the reorganization of the series of AdvisorShares Trust into a series of Pacific Global ETF that occurred on December 27, 2019 (together, the “Predecessor FLRT Fund”).
Accordingly, any performance information for periods prior to October 22, 2021 is that of the series of Pacific Global ETF Trust; any performance for periods prior to December 27, 2019 is that of the series of AdvisorShares Trust. While the Predecessor FLRT Fund had the same investment objective as the Fund, the Fund’s investment strategies and policies changed after the reorganization. From the Predecessor FLRT Fund’s inception to October 22, 2021, the Predecessor FLRT Fund invested at least 80% of its net assets (plus any borrowings for investment purposes) in senior secured floating rate loans. After the reorganization, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in senior secured floating rate loans and other adjustable rate securities. As part of the Fund’s 80% policy, other adjustable rate securities will typically include CLOs, ABS, and CMBS (collectively, “Adjustable Rate Securities”). Other than each Fund’s respective 80% policy and the associated risks with investing in Adjustable Rate Securities, the Funds had similar investment objectives, strategies, and policies.
The following performance information indicates some of the risks of investing in the Fund. The bar chart shows the Predecessor FLRT Fund’s performance (based on NAV) for calendar years ended December 31. The table illustrates how the Predecessor FLRT Fund’s average annual returns for the one-year, five-year, and since inception periods compare to (i) the S&P 500 Index, which is a broad-based, unmanaged measurement of changes in stock market conditions based on the average of 500 widely held common stocks and (ii) the S&P/LSTA U.S. Leveraged Loan 100 Index, which is an index designed to track the market-weighted performance of the largest institutional leveraged loans based on market weightings, spreads and interest payments. The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information is also available on the Fund’s website at www.PacerETFs.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information indicates some of the risks of investing in the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.PacerETFs.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Return as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
For the year-to-date period ended June 30, 2024, the Fund’s total return was 4.84%. During the period of time shown in the bar chart, the Fund’s highest quarterly return was 5.83% for the quarter ended June 30, 2020 and the lowest quarterly return was -9.07% for the quarter ended March 31, 2020.

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date period ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.84%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.83%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.07%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2023)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.

Pacer Pacific Asset Floating Rate High Income ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	You can lose money on your investment in the Fund.
Pacer Pacific Asset Floating Rate High Income ETF | Floating Rate Loan Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Floating Rate Loan Risk. Floating rate loans (or bank loans) are usually rated below investment grade. The market for floating rate loans may be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods. Investments in floating rate loans are typically in the form of an assignment or participation. Investors in a loan participation assume the credit risk associated with the borrower and may assume the credit risk associated with an interposed financial intermediary. Accordingly, if a lead lender becomes insolvent or a loan is foreclosed, the Fund could experience delays in receiving payments or suffer a loss. In an assignment, the Fund effectively becomes a lender under the loan agreement with the same rights and obligations as the assigning bank or other financial intermediary. Accordingly, if the loan is foreclosed, the Fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, the floating rate feature of loans means that floating rate loans will not generally experience capital appreciation in a declining interest rate environment. Declines in interest rates may also increase prepayments of debt obligations and require the Fund to invest assets at lower yields. Floating rate loans are also subject to prepayment risk. Such loans may not be considered securities and, therefore, may not be afforded the protections of the federal securities laws.
◦Senior Loans Risk. The risks associated with senior loans are similar to the risks of junk bonds, although senior loans typically are senior and secured, whereas junk bonds often are subordinated and unsecured. Investments in senior loans typically are below investment grade and are considered speculative because of the credit risk of their issuers. Such companies are more likely to default on their payments of interest and principal owed, and such defaults could reduce the Fund’s NAV and income distributions. An economic downturn generally leads to a higher nonpayment rate, and a senior loan may lose significant value before a default occurs. There is no assurance that the liquidation of the collateral would satisfy the claims of the borrower’s obligations in the event of the non-payment of scheduled interest or principal, or that the collateral could be readily liquidated. Economic and other events (whether real or perceived) can reduce the demand for certain senior loans or senior loans generally, which may reduce market prices. Senior loans and other debt securities also are subject to the risk of price declines and to increases in prevailing interest rates, although floating-rate debt instruments such as senior loans in which the Fund may be expected to invest are substantially less exposed to this risk than fixed-rate debt instruments. No active trading market may exist for certain senior loans, which may impair the ability of the Fund to realize full value in the event of the need to liquidate such assets. Adverse market conditions may impair the liquidity of some actively traded senior loans. Longer interest rate reset periods generally increase fluctuations in value as a result of changes in market interest rates.
◦Covenant-Lite Loan Risk. Covenant-lite loans contain fewer maintenance covenants, or no maintenance covenants at all, than traditional loans and may not include terms that allow the lender to monitor the financial performance of the borrower and declare a default if certain criteria are breached. This may hinder the Fund’s ability to reprice credit risk associated with the borrower and reduce the Fund’s ability to restructure a problematic loan and mitigate potential loss. As a result, the Fund’s exposure to losses on such investments is increased, especially during a downturn in the credit cycle. A significant portion of floating rate loans may be “covenant-lite” loans.
◦Loan Participation Risk. The Fund may not have a readily available market for loan participation interests and, in some cases, the Fund may have to dispose of such securities at a substantial discount from face value. Loan participations also involve the credit risk associated with the underlying corporate borrower.

Pacer Pacific Asset Floating Rate High Income ETF | Floating Rate Loan Risk, Senior Loans Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Senior Loans Risk. The risks associated with senior loans are similar to the risks of junk bonds, although senior loans typically are senior and secured, whereas junk bonds often are subordinated and unsecured. Investments in senior loans typically are below investment grade and are considered speculative because of the credit risk of their issuers. Such companies are more likely to default on their payments of interest and principal owed, and such defaults could reduce the Fund’s NAV and income distributions. An economic downturn generally leads to a higher nonpayment rate, and a senior loan may lose significant value before a default occurs. There is no assurance that the liquidation of the collateral would satisfy the claims of the borrower’s obligations in the event of the non-payment of scheduled interest or principal, or that the collateral could be readily liquidated. Economic and other events (whether real or perceived) can reduce the demand for certain senior loans or senior loans generally, which may reduce market prices. Senior loans and other debt securities also are subject to the risk of price declines and to increases in prevailing interest rates, although floating-rate debt instruments such as senior loans in which the Fund may be expected to invest are substantially less exposed to this risk than fixed-rate debt instruments. No active trading market may exist for certain senior loans, which may impair the ability of the Fund to realize full value in the event of the need to liquidate such assets. Adverse market conditions may impair the liquidity of some actively traded senior loans. Longer interest rate reset periods generally increase fluctuations in value as a result of changes in market interest rates.

Pacer Pacific Asset Floating Rate High Income ETF | Floating Rate Loan Risk, Covenant-Lite Loans Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Covenant-Lite Loan Risk. Covenant-lite loans contain fewer maintenance covenants, or no maintenance covenants at all, than traditional loans and may not include terms that allow the lender to monitor the financial performance of the borrower and declare a default if certain criteria are breached. This may hinder the Fund’s ability to reprice credit risk associated with the borrower and reduce the Fund’s ability to restructure a problematic loan and mitigate potential loss. As a result, the Fund’s exposure to losses on such investments is increased, especially during a downturn in the credit cycle. A significant portion of floating rate loans may be “covenant-lite” loans.
Pacer Pacific Asset Floating Rate High Income ETF | Floating Rate Loan Risk, Loan Participation Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Loan Participation Risk. The Fund may not have a readily available market for loan participation interests and, in some cases, the Fund may have to dispose of such securities at a substantial discount from face value. Loan participations also involve the credit risk associated with the underlying corporate borrower.
Pacer Pacific Asset Floating Rate High Income ETF | CLO Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	CLO Risk. CLOs are typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The cash flows from CLOs are split into two or more portions, called tranches, varying in risk and yield. CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches as well as market anticipation of defaults.
Pacer Pacific Asset Floating Rate High Income ETF | Asset-Backed Securities Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Asset-Backed Securities Risk. Asset-backed securities represent interests in “pools” of assets, including consumer loans or receivables. Movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain types of asset-backed securities. Although certain asset-backed securities are guaranteed as to timely payment of interest and principal by a government entity, the market price for such securities is not guaranteed and will fluctuate. The purchase of asset-backed securities issued by non-government entities may entail greater risk than such securities that are issued or guaranteed by a government entity. Asset-backed securities issued by non-government entities may offer higher yields than those issued by government entities, but may also be subject to greater volatility than government issues and can also be subject to greater credit risk and the risk of default on the underlying assets. Investments in asset-backed securities are subject to both extension risk, where borrowers pay off their debt obligations more slowly in times of rising interest rates, and prepayment risk, where borrowers pay off their debt obligations sooner than expected in times of declining interest rates.
Pacer Pacific Asset Floating Rate High Income ETF | CMBS Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	CMBS Risk. The Fund may invest in CMBS. CMBS are not backed by the full faith and credit of the U.S. government and are subject to risk of default on the underlying mortgages. The value of the collateral securing CMBS may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. As a result, CMBS may not be fully collateralized and may decline significantly in value. In addition, commercial mortgage loans are secured by commercial property and are subject to risks of delinquency and foreclosure, and risks of loss. In the event of any default under a mortgage, the Fund will bear a risk of loss of principal to the extent of any deficiency between the value of the collateral and the principal and accrued interest of the commercial mortgage loan. Stressed conditions in the markets for CMBS and mortgage-related assets as well as the broader financial markets have in the past resulted in a temporary but significant contraction in liquidity for CMBS. To the extent that the market for CMBS suffers such a contraction, securities that were previously considered liquid could become temporarily illiquid, and the Adviser may experience delays or difficulty in selling assets at the prices at which the Fund carries such assets, which may result in a loss to the Fund.
Pacer Pacific Asset Floating Rate High Income ETF | Market Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Market Risk. An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in securities prices. The values of equity securities could decline generally or could underperform other investments. Different types of equity securities tend to go through cycles of out-performance and under-performance in comparison to the general securities markets. In addition, securities may decline in value due to factors affecting the securities markets generally or a specific issuer or market. The Fund is subject to the risk that its investment strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. Market risk refers to the possibility that the market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Security values may fall or fail to rise because of a variety of actual or perceived factors affecting an issuer (e.g., an unfavorable earnings report), the industry or sector in which it operates, or the market as a whole, which may reduce the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or long periods. The market values of the securities the Fund holds can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. Although equity securities generally tend to have greater price volatility than debt securities, under certain market conditions, debt securities may have comparable or greater price volatility. In addition, stock prices may be sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

Pacer Pacific Asset Floating Rate High Income ETF | ETF Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	ETF Risks. The Fund is an ETF and, as a result of an ETF’s structure, is exposed to the following risks:
◦Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.
◦Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant. Shares of the Fund will be bought and sold in the secondary market at market prices. Certain securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, and the Fund may experience premiums and discounts greater than those of ETFs that hold securities that are traded only in the United States.
◦Trading. Although shares of the Fund are listed for trading on a national securities exchange, such as NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund, and this could lead to differences between the market price of the shares of the Fund and the underlying value of those shares.
Pacer Pacific Asset Floating Rate High Income ETF | ETF Risks, Authorized Participants ("AP"), Market Makers, And Liquidity Providers Concentration Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
Pacer Pacific Asset Floating Rate High Income ETF | ETF Risks, Costs Of Buying Or Selling Shares Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.
Pacer Pacific Asset Floating Rate High Income ETF | ETF Risks, Shares Of The Fund May Trade At Prices Other Than NAV Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant. Shares of the Fund will be bought and sold in the secondary market at market prices. Certain securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, and the Fund may experience premiums and discounts greater than those of ETFs that hold securities that are traded only in the United States.
Pacer Pacific Asset Floating Rate High Income ETF | ETF Risks, Trading Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Trading. Although shares of the Fund are listed for trading on a national securities exchange, such as NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund, and this could lead to differences between the market price of the shares of the Fund and the underlying value of those shares.
Pacer Pacific Asset Floating Rate High Income ETF | High Yield Securities Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	High Yield Securities Risk. High yield debt obligations (commonly known as “junk bonds”) are speculative investments and entail greater risk of loss of principal than securities and loans that are investment grade rated because of their greater exposure to credit risk. The high yield market at times is subject to substantial volatility and high yield debt obligations may be less liquid than higher quality securities. As a result, the value of the Fund may be subject to greater volatility than other funds, and the Fund may be exposed to greater tracking risk (described below) than other funds.
Pacer Pacific Asset Floating Rate High Income ETF | Fixed Income Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Fixed Income Risk. Generally, the value of fixed income securities will change inversely with changes in interest rates. As interest rates rise, the market value of fixed income securities tends to decrease. Conversely, as interest rates fall, the market value of fixed income securities tends to increase. This risk will be greater for long-term securities than for short-term securities. In recent periods, governmental financial regulators, including the U.S. Federal Reserve, have taken steps to increase interest rates. Changes in government intervention may have adverse effects on investments, volatility, and the liquidity of debt markets.
◦Call Risk. During periods of falling interest rates, an issuer of a callable bond held by the Fund may “call” or repay the security prior to its stated maturity, and the Fund may have to reinvest the proceeds at lower interest rates, resulting in a decline in the Fund’s income.
◦Credit Risk. Credit risk refers to the possibility that the issuer of a security will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of an investment in that issuer. Credit risk is heightened to the extent the Fund invests in non-investment grade securities.
◦Event Risk. Event risk is the risk that corporate issuers may undergo restructurings, such as mergers, leveraged buyouts, takeovers, or similar events financed by increased debt. As a result of the added debt, the credit quality and market value of a company’s bonds and/or other debt securities may decline significantly.
◦Extension Risk. When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.
◦Interest Rate Risk. Generally, the value of fixed income securities will change inversely with changes in interest rates. As interest rates rise, the market value of fixed income securities tends to decrease. Conversely, as interest rates fall, the market value of fixed income securities tends to increase. This risk will be greater for long-term securities than for short-term securities. Changes in government intervention may have adverse effects on investments, volatility, and illiquidity in debt markets.
◦Prepayment Risk. When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the proceeds may have to be invested in securities with lower yields. The Fund investing in such securities will be forced to reinvest this money at lower yields, which can reduce the Fund’s returns.
◦Income Risk. The income from the Fund’s investments may decline because of falling market interest rates. This can result when the Fund invests the proceeds from new share sales, or from matured or called bonds, at market interest rates that are below the Fund’s portfolio current earnings rate.

Pacer Pacific Asset Floating Rate High Income ETF | Fixed Income Risk, Call Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Call Risk. During periods of falling interest rates, an issuer of a callable bond held by the Fund may “call” or repay the security prior to its stated maturity, and the Fund may have to reinvest the proceeds at lower interest rates, resulting in a decline in the Fund’s income.
Pacer Pacific Asset Floating Rate High Income ETF | Fixed Income Risk, Credit Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Credit Risk. Credit risk refers to the possibility that the issuer of a security will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of an investment in that issuer. Credit risk is heightened to the extent the Fund invests in non-investment grade securities.
Pacer Pacific Asset Floating Rate High Income ETF | Fixed Income Risk, Event Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Event Risk. Event risk is the risk that corporate issuers may undergo restructurings, such as mergers, leveraged buyouts, takeovers, or similar events financed by increased debt. As a result of the added debt, the credit quality and market value of a company’s bonds and/or other debt securities may decline significantly.
Pacer Pacific Asset Floating Rate High Income ETF | Fixed Income Risk, Extension Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Extension Risk. When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.
Pacer Pacific Asset Floating Rate High Income ETF | Fixed Income Risk, Interest Rate Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Interest Rate Risk. Generally, the value of fixed income securities will change inversely with changes in interest rates. As interest rates rise, the market value of fixed income securities tends to decrease. Conversely, as interest rates fall, the market value of fixed income securities tends to increase. This risk will be greater for long-term securities than for short-term securities. Changes in government intervention may have adverse effects on investments, volatility, and illiquidity in debt markets.
Pacer Pacific Asset Floating Rate High Income ETF | Fixed Income Risk, Prepayment Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Prepayment Risk. When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the proceeds may have to be invested in securities with lower yields. The Fund investing in such securities will be forced to reinvest this money at lower yields, which can reduce the Fund’s returns.
Pacer Pacific Asset Floating Rate High Income ETF | Fixed Income RIsk, Income Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Income Risk. The income from the Fund’s investments may decline because of falling market interest rates. This can result when the Fund invests the proceeds from new share sales, or from matured or called bonds, at market interest rates that are below the Fund’s portfolio current earnings rate.
Pacer Pacific Asset Floating Rate High Income ETF | Foreign Securities Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments. Foreign securities held by the Fund may trade on markets that are closed when U.S. markets are open, which may lead to a difference in the value of the Fund and the underlying foreign securities. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region.
Pacer Pacific Asset Floating Rate High Income ETF | Liquidity Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. This can reduce the Fund’s returns because the Fund may be unable to transact at advantageous times or prices. Trading opportunities are more limited for Adjustable Rate Securities that have complex terms or that are not widely held. These features may make it more difficult to sell or buy a security at a favorable price or time. Infrequent trading of securities may also lead to an increase in their price volatility.
Pacer Pacific Asset Floating Rate High Income ETF | Management Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.
Pacer Pacific Asset Floating Rate High Income ETF | Privately Issued Securities Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Privately Issued Securities Risk. The Fund may invest in privately-issued securities, including those that may be resold only in accordance with Rule 144A or Regulation S under the 1933 Act (“Restricted Securities”). Restricted Securities are not publicly traded and are subject to a variety of restrictions, which limit a purchaser’s ability to acquire or resell such securities. Delay or difficulty in selling such securities may result in a loss to the Fund.
Pacer Pacific Asset Floating Rate High Income ETF | Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Sector Risk. Sector risk is the possibility that securities within the same group of industries will decline in price due to sector-specific market or economic developments. If the Fund invests more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector. As a result, the Fund’s share price may fluctuate more widely than the value of shares of a fund that invests in a broader range of industries.
◦Consumer Discretionary Sector Risk. The Fund may invest in companies in the consumer discretionary sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. The success of consumer product manufacturers and retailers is tied closely to the performance of domestic and international economies, interest rates, exchange rates, competition, consumer confidence, changes in demographics and consumer preferences. Companies in the consumer discretionary sector depend heavily on disposable household income and consumer spending, and may be strongly affected by social trends and marketing campaigns. These companies may be subject to severe competition, which may have an adverse impact on their profitability.
◦Industrials Sector Risk. The Fund may invest in companies in the industrials sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. The industrials sector may be affected by changes in the supply of and demand for products and services, product obsolescence, claims for environmental damage or product liability and general economic conditions, among other factors.

Pacer Pacific Asset Floating Rate High Income ETF | Sector Risk, Consumer Discretionary Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Consumer Discretionary Sector Risk. The Fund may invest in companies in the consumer discretionary sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. The success of consumer product manufacturers and retailers is tied closely to the performance of domestic and international economies, interest rates, exchange rates, competition, consumer confidence, changes in demographics and consumer preferences. Companies in the consumer discretionary sector depend heavily on disposable household income and consumer spending, and may be strongly affected by social trends and marketing campaigns. These companies may be subject to severe competition, which may have an adverse impact on their profitability.
Pacer Pacific Asset Floating Rate High Income ETF | Sector Risk, Industrials Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Industrials Sector Risk. The Fund may invest in companies in the industrials sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. The industrials sector may be affected by changes in the supply of and demand for products and services, product obsolescence, claims for environmental damage or product liability and general economic conditions, among other factors.
Pacer Pacific Asset Floating Rate High Income ETF | S&P/LSTA U.S. Leveraged Loan 100 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	S&P/LSTA U.S. Leveraged Loan 100 Index(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	13.11%
5 Years	rr_AverageAnnualReturnYear05	5.78%
Since Inception	rr_AverageAnnualReturnSinceInception	4.25%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 18, 2015
Pacer Pacific Asset Floating Rate High Income ETF | S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	S&P 500® Index(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	26.29%
5 Years	rr_AverageAnnualReturnYear05	15.69%
Since Inception	rr_AverageAnnualReturnSinceInception	11.76%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 18, 2015
Pacer Pacific Asset Floating Rate High Income ETF | Pacer Pacific Asset Floating Rate High Income ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	FLRT
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.60%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 61
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	192
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	335
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 750
Annual Return 2016	rr_AnnualReturn2016	9.01%
Annual Return 2017	rr_AnnualReturn2017	1.39%
Annual Return 2018	rr_AnnualReturn2018	(0.65%)
Annual Return 2019	rr_AnnualReturn2019	9.50%
Annual Return 2020	rr_AnnualReturn2020	2.51%
Annual Return 2021	rr_AnnualReturn2021	3.43%
Annual Return 2022	rr_AnnualReturn2022	(2.71%)
Annual Return 2023	rr_AnnualReturn2023	14.61%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	14.61%
5 Years	rr_AverageAnnualReturnYear05	5.30%
Since Inception	rr_AverageAnnualReturnSinceInception	3.80%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 18, 2015
Pacer Pacific Asset Floating Rate High Income ETF | Pacer Pacific Asset Floating Rate High Income ETF | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	10.69%
5 Years	rr_AverageAnnualReturnYear05	3.14%
Since Inception	rr_AverageAnnualReturnSinceInception	1.93%
Pacer Pacific Asset Floating Rate High Income ETF | Pacer Pacific Asset Floating Rate High Income ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	8.51%
5 Years	rr_AverageAnnualReturnYear05	3.12%
Since Inception	rr_AverageAnnualReturnSinceInception	2.06%
Pacer Data and Digital Revolution ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Pacer Data and Digital Revolution ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Pacer Data and Digital Revolution ETF (the “Fund”) employs a “passive management” (or indexing) investment approach designed to track the total return performance, before fees and expenses, of the Pacer Data Transmission and Communication Revolution Index (the “Index”).
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal year ended April 30, 2024, the portfolio turnover rate for the Fund was 27% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	27.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund employs a “passive management” (or indexing) investment approach designed to track the total return performance, before fees and expenses, of the Index. The Index was established in 2022 and is based on a proprietary methodology owned and maintained by Index Design Group (the “Index Provider” or “IDG”), an affiliate of Pacer Advisors, Inc., the Fund’s investment adviser (the “Adviser”).
Pacer Data Transmission and Communication Revolution Index
The Index is a rules-based index that consists of globally-listed stocks and depositary receipts of companies that, at the time of being added to the Index, derive at least 50% of their revenues from one of the following activities related to the use, manipulation, transmission, or storage of data (i.e., information that is stored in a digital or electronic format) and the ancillary services that enable these processes (i.e., services that enable companies to use, manipulate, transmit, or store data): electrical equipment and component manufacturing; automatic environmental control or heating and cooling equipment; computer storage device manufacturing; computer systems design services; computer equipment or telephone equipment manufacturing; custom computer programming or record reproducing services; data processing and hosting services; software publishing; semiconductor manufacturing; wireless communications equipment manufacturing; communication and energy wire or wiring device manufacturing or producers of raw materials; cybersecurity systems and data protection services; power and distribution transformer manufacturing; satellite and digital telecommunications; electrical equipment component manufacturing; industrial value manufacturing; commercial machinery manufacturing;
instruments used for measuring, displaying, and controlling industrial process variables (e.g., instruments used for testing electricity and glass thermometers for non-medical uses); computer facilities management services; or electrical equipment or wiring supplies wholesalers (collectively, “Data and Digital Revolution”), as determined by the Index Provider.
To be added to the Index, an Index component must have a market capitalization greater than or equal to US$1 billion, have a three-month average-daily-value-traded of at least US$2 million, and must be a publicly-traded equity security that is the primary listing security on a major stock exchange (collectively, the Index’s “Investibility Requirements”). The Index may include companies of any market capitalization that meets the Investibility Requirements, but has significant exposure to large- and mid-capitalization companies.
Data and Digital Revolution companies include companies in the Information Technology Sector and the Industrials Sector, as categorized by a third-party classification system. Index constituents meeting the Investibility Requirements are screened by the Index Provider from the universe of globally-listed stocks based primarily on descriptions of a company’s business activities in regulatory filings (e.g., financial statements, annual reports, investor presentations), analyst reports, a company’s website, and industry-specific trade publications.
The Index is reconstituted and rebalanced (i.e., companies are added or deleted and weights are reset based on Index rules) on an annual basis as of the close of business on the last trading day in April. Index Constituents are weighted based on their free-float market capitalization (i.e., market capitalization based on the number of shares available to the public), subject to the following constraints as of the time of each reconstitution of the Index. Each Index Constituent’s weight is capped at 10% and the sum of Index Constituents with weights greater than 4.5% cannot exceed 45% of the total Index weight. If the foregoing limits would be exceeded at the time of a reconstitution of the Index, the excess weight is proportionally redistributed to all Index Constituents with weights below such limits.
As of June 30, 2024, the Index was composed of 86 constituents, 7 of which were listed on a non-U.S. exchange.
The Fund’s Investment Strategy
The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it will invest in all of the component securities of the Index.
To the extent the Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index. The Index, and consequently the Fund, is expected to have significant exposure to companies in the Industrials and Information Technology Sectors. The Fund is non-diversified and therefore may invest a larger percentage of its assets in the securities of a single issuer or small number of issuers than diversified funds.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	To the extent the Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund. The bar chart shows the Fund’s performance (based on NAV) for calendar years ended December 31. The table shows how the Fund’s average annual returns for the one year and since inception periods compared with those of the Index and a broad measure of market performance. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.PacerETFs.com or by calling the Fund toll-free at 1-800-617-0004.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-617-0004
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.PacerETFs.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Return as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
For the year-to-date period ended June 30, 2024, the Fund’s total return was 24.03%. During the period of time shown in the bar chart, the Fund’s highest return for a calendar quarter was 21.69% (quarter ended March 31, 2023) and the Fund’s lowest return for a calendar quarter was -0.98% (quarter ended September 30, 2023).

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date period ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	24.03%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2023
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.69%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2023
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.98%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns(for the periods ended December 31, 2023)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.

Pacer Data and Digital Revolution ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	You can lose money on your investment in the Fund.
Pacer Data and Digital Revolution ETF | Associated Risk Of Data And Digital Revolution Companies Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Associated Risks of Data and Digital Revolution Companies. Data and digital revolution companies include companies that develop and provide goods and services related to the transmission of data and communications. Transmission and communications services companies are subject to extensive government regulation. The costs of complying with governmental regulations, delays or failure to receive required regulatory approvals, or the enactment of new adverse regulatory requirements may adversely affect the business of such companies. Such companies are also subject to intense competition and thus affected by mergers or consolidations by and among customers, competition with alternative technologies such as wireless communications (including with 5G and other technologies), product compatibility, consumer preferences, rapid product obsolescence, and research and development of new products. Technological innovations may make the products and services of such companies obsolete. As a result, the value of the Fund’s shares may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries.
Pacer Data and Digital Revolution ETF | Calculation Methodology Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Calculation Methodology Risk. The Index relies directly or indirectly on various sources of information to assess the criteria of issuers included in the Index, including information that may be based on assumptions and estimates. Neither the Fund, the Index Provider, or the Adviser can offer assurances that the Index’s calculation methodology or sources of information will provide an accurate assessment of included components or a correct valuation of securities, nor can they guarantee the availability or timeliness of the production of the Index.
Pacer Data and Digital Revolution ETF | Currency Exchange Rate Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Currency Exchange Rate Risk. The Fund’s assets may include investments denominated in non-U.S. currencies, such as the euro, or in securities or other assets that provide exposure to such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.
Pacer Data and Digital Revolution ETF | Equity Market Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.
Pacer Data and Digital Revolution ETF | ETF Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	ETF Risks. The Fund is an ETF and, as a result of an ETF’s structure, is exposed to the following risks:
◦Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. ETF shares can only be redeemed in creation units by APs. Individual shareholders may only purchase and sell ETF shares on a secondary market.
◦Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.
◦Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs.
◦Trading. Although shares of the Fund are listed for trading on a national securities exchange, such as NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund, and this could lead to differences between the market price of the shares of the Fund and the underlying value of those shares.
Pacer Data and Digital Revolution ETF | ETF Risks, Authorized Participants ("AP"), Market Makers, And Liquidity Providers Concentration Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
Pacer Data and Digital Revolution ETF | ETF Risks, Cash Redemption Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. ETF shares can only be redeemed in creation units by APs. Individual shareholders may only purchase and sell ETF shares on a secondary market.
Pacer Data and Digital Revolution ETF | ETF Risks, Costs Of Buying Or Selling Shares Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.
Pacer Data and Digital Revolution ETF | ETF Risks, Shares Of The Fund May Trade At Prices Other Than NAV Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs.
Pacer Data and Digital Revolution ETF | ETF Risks, Trading Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Trading. Although shares of the Fund are listed for trading on a national securities exchange, such as NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund, and this could lead to differences between the market price of the shares of the Fund and the underlying value of those shares.
Pacer Data and Digital Revolution ETF | Foreign Securities Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments. Foreign securities held by the Fund may trade on markets that are closed when U.S. markets are open, which may lead to a difference in the value of the Fund and the underlying foreign securities.
Pacer Data and Digital Revolution ETF | Geographic Concentration Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Geographic Concentration Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.◦Risks Related to Investing in Europe. The economies and markets of European countries are often closely connected and interdependent, and events in one country in Europe can have an adverse impact on other European countries. The Fund makes investments in securities of issuers that are domiciled in, or have significant operations in, member countries of the European Union (“EU”) that are subject to economic and monetary controls that can adversely affect the Fund’s investments. The European financial markets have experienced volatility and adverse trends in recent years and these events have adversely affected the exchange rate of the euro and may continue to significantly affect other European countries. Decreasing imports or exports, changes in governmental or EU regulations on trade, changes in the exchange rate of the euro, the default or threat of default by an EU member country on its sovereign debt, and/or an economic recession in an EU member country may have a significant adverse effect on the economies of EU member countries and their trading partners, including some or all of the European countries in which the Fund invests.
Pacer Data and Digital Revolution ETF | Geographic Concentration Risk, Risks Related To Investing In Europe Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Risks Related to Investing in Europe. The economies and markets of European countries are often closely connected and interdependent, and events in one country in Europe can have an adverse impact on other European countries. The Fund makes investments in securities of issuers that are domiciled in, or have significant operations in, member countries of the European Union (“EU”) that are subject to economic and monetary controls that can adversely affect the Fund’s investments. The European financial markets have experienced volatility and adverse trends in recent years and these events have adversely affected the exchange rate of the euro and may continue to significantly affect other European countries. Decreasing imports or exports, changes in governmental or EU regulations on trade, changes in the exchange rate of the euro, the default or threat of default by an EU member country on its sovereign debt, and/or an economic recession in an EU member country may have a significant adverse effect on the economies of EU member countries and their trading partners, including some or all of the European countries in which the Fund invests.
Pacer Data and Digital Revolution ETF | International Operations Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	International Operations Risk. Investments in companies with significant business operations outside of the United States may involve certain risks that may not be present with investments in U.S. companies. For example, international operations may be subject to risk of loss due to foreign currency fluctuations; changes in foreign political and economic environments, regionally, nationally, and locally; challenges of complying with a wide variety of foreign laws, including corporate governance, operations, taxes, and litigation; differing lending practices; differences in cultures; changes in applicable laws and regulations in the United States that affect international operations; changes in applicable laws and regulations in foreign jurisdictions; difficulties in managing international operations; and obstacles to the repatriation of earnings and cash. These and other factors can make an investment in the Fund more volatile than other types of investments.
Pacer Data and Digital Revolution ETF | Limited Operating History Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Limited Operating History. The Fund is a recently organized management investment company with limited operating history. As a result, prospective investors have a limited track record on which to base their investment decision. An investment in the Fund may therefore involve greater uncertainty than an investment in a fund with a more established record of performance.
Pacer Data and Digital Revolution ETF | Market Capitalization Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Market Capitalization Risk.
◦Large-Capitalization Investing. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.
◦Mid-Capitalization Investing. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large-capitalization stocks or the stock market as a whole.

Pacer Data and Digital Revolution ETF | Market Capitalization Risk, Large-Capitalization Investing Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Large-Capitalization Investing. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.
Pacer Data and Digital Revolution ETF | Market Capitalization Risk, Mid-Capitalization Investing Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Mid-Capitalization Investing. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large-capitalization stocks or the stock market as a whole.
Pacer Data and Digital Revolution ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.
Pacer Data and Digital Revolution ETF | Passive Investment Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Passive Investment Risk. The Fund is not actively managed and the Adviser would not sell a security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Index or the selling of shares of that security is otherwise required upon a reconstitution of the Index in accordance with the Index methodology. The Fund invests in securities included in the Index, regardless of their investment merits. The Fund does not take defensive positions under any market conditions, including conditions that are adverse to the performance of the Fund.
Pacer Data and Digital Revolution ETF | Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
◦Industrials Sector Risk. The Fund may invest in companies in the industrials sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. The industrials sector may be affected by changes in the supply of and demand for products and services, product obsolescence, claims for environmental damage or product liability and general economic conditions, among other factors.
◦Information Technology Sector Risk. The Fund may invest in companies in the information technology sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. Market or economic factors impacting information technology companies and companies that rely heavily on technological advances could have a significant effect on the value of the Fund’s investments. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.
Pacer Data and Digital Revolution ETF | Sector Risk, Industrials Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Industrials Sector Risk. The Fund may invest in companies in the industrials sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. The industrials sector may be affected by changes in the supply of and demand for products and services, product obsolescence, claims for environmental damage or product liability and general economic conditions, among other factors.
Pacer Data and Digital Revolution ETF | Sector Risk, Information Technology Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Information Technology Sector Risk. The Fund may invest in companies in the information technology sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. Market or economic factors impacting information technology companies and companies that rely heavily on technological advances could have a significant effect on the value of the Fund’s investments. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.
Pacer Data and Digital Revolution ETF | Tracking Error Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Tracking Error Risk. As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. In addition, the Fund may not be fully invested in the securities of the Index at all times or may hold securities not included in the Index.
Pacer Data and Digital Revolution ETF | S&P 1200 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	S&P 1200 Index(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	23.38%
Since Inception	rr_AverageAnnualReturnSinceInception	10.11%
Pacer Data and Digital Revolution ETF | S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	S&P 500® Index(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	26.29%
Since Inception	rr_AverageAnnualReturnSinceInception	11.74%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 08, 2022
Pacer Data and Digital Revolution ETF | Pacer Data Transmission and Communication Revolution TR Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	Pacer Data Transmission and Communication Revolution TR Index(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	68.21%
Since Inception	rr_AverageAnnualReturnSinceInception	28.15%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 08, 2022
Pacer Data and Digital Revolution ETF | Pacer Data and Digital Revolution ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	TRFK
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.60%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 61
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	192
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	335
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 750
Annual Return 2023	rr_AnnualReturn2023	67.07%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	67.07%
Since Inception	rr_AverageAnnualReturnSinceInception	27.30%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 08, 2022
Pacer Data and Digital Revolution ETF | Pacer Data and Digital Revolution ETF | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	66.92%
Since Inception	rr_AverageAnnualReturnSinceInception	27.12%
Pacer Data and Digital Revolution ETF | Pacer Data and Digital Revolution ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	39.70%
Since Inception	rr_AverageAnnualReturnSinceInception	21.06%
Pacer Industrials and Logistics ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Pacer Industrials and Logistics ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Pacer Industrials and Logistics ETF (the “Fund”) employs a “passive management” (or indexing) investment approach designed to track the total return performance, before fees and expenses, of the Pacer Global Supply Chain Infrastructure Index (the “Index”).
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal year ended April 30, 2024, the portfolio turnover rate for the Fund was 26% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	26.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund Fees and Expenses (“AFFE”) are the indirect costs of investing in other investment companies. Total Annual Fund Operating Expenses do not correlate to the expense ratios in the Fund’s Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund and exclude AFFE.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund employs a “passive management” (or indexing) investment approach designed to track the total return performance, before fees and expenses, of the Index. The Index was established in 2022 and is based on a proprietary methodology owned and maintained by Index Design Group (the “Index Provider” or “IDG”), an affiliate of Pacer Advisors, Inc., the Fund’s investment adviser (the “Adviser”). The Index is based on a proprietary methodology developed and maintained by Index Design Group (the “Index Provider”), an affiliate of Pacer Advisors, Inc., the Fund’s investment adviser (the “Adviser”).
Pacer Global Supply Chain Infrastructure Index
The Index consists of globally-listed stocks and depositary receipts of industrials and logistics companies, as described below. Companies eligible to be added to the Index are those that derive at least 50% of their revenue from the following activities: (i) transportation, including air, ocean, and rail freight, long and short haul trucking, and other courier services that contribute to the movement of products within global supply chains; (ii) software, including transportation management services, logistics software, and other software services that enable companies to draw insights and maximize supply chain efficiency; (iii) hardware, including robotics, forklifts, and other equipment that is instrumental in the logistics process such as conveyor belt technology in warehouses; or (iv) consulting companies responsible for increasing the efficiency of companies with operations in supply chain and logistics management (collectively, “Industrials and Logistics”), as determined by the Index Provider. “Industrials” companies are those companies that are engaged in the research, development, manufacture, distribution, supply, or sale of industrial products, services, or equipment (e.g., capital goods, construction services, machinery, and transportation). “Logistics” companies are those companies involved in the supply chain movements required to move raw materials, intermediate goods, and finished products around the world (e.g., the provision of logistics support, logistics software, rail and air freight, trucking, and marine shipping).
To be added to the Index, an Index component must have a market capitalization greater than or equal to US$1 billion, have a three-month average-daily-value-traded of at least US$2 million, and must be a publicly-traded equity security that is the primary listing security on a major stock exchange (collectively, the Index’s “Investibility Requirements”). The Index may include companies of any market capitalization that meets the Investibility Requirements, but has significant exposure to large- and mid-capitalization companies.
Industrials and Logistics companies include companies in the Information Technology Sector and the Industrials Sector, as categorized by a third-party classification system. Index constituents meeting the Investibility Requirements are screened by the Index Provider from the universe of globally-listed stocks based primarily on descriptions of a company’s business activities in regulatory filings (e.g., financial statements, annual reports, investor presentations), analyst reports, a company’s website, and industry-specific trade publications.
The Index is reconstituted and rebalanced (i.e., companies are added or deleted and weights are reset based on Index rules) on an annual basis as of the close of business on the last trading day in April. Index Constituents are weighted based on their free-float market capitalization (i.e., market capitalization based on the number of shares available to the public), subject to the following constraints as of the time of each reconstitution of the Index. Each Index Constituent’s weight is capped at 10% and the sum of Index Constituents with weights greater than 4.5% cannot exceed 45% of the total Index weight. If the foregoing limits would be exceeded at the time of a reconstitution of the Index, the excess weight is proportionally redistributed to all Index Constituents with weights below such limits.
As of June 30, 2024, the Index was composed of 97 constituents, 64 of which were listed on a non-U.S. exchange.
The Fund’s Investment Strategy
Under normal circumstances, at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) will be invested in companies that derive at least 50% of their revenues from Industrials and Logistics, as defined above.
The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it will invest in all of the component securities of the Index.
To the extent the Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index. The Index, and consequently the Fund, is expected to have significant exposure to companies in the Industrials and Information Technology Sectors. As of June 30, 2024, the Index had significant exposure to companies in European companies. The Fund is non-diversified and therefore may invest a larger percentage of its assets in the securities of a single issuer or small number of issuers than diversified funds.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	To the extent the Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund. The bar chart shows the Fund’s performance (based on NAV) for calendar years ended December 31. The table shows how the Fund’s average annual returns for the one year and since inception periods compared with those of the Index and a broad measure of market performance. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.PacerETFs.com or by calling the Fund toll-free at 1-800-617-0004.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-617-0004
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.PacerETFs.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Return as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
For the year-to-date period ended June 30, 2024, the Fund’s total return was 0.64%. During the period of time shown in the bar chart, the Fund’s highest return for a calendar quarter was 11.32% (quarter ended March 31, 2023) and the Fund’s lowest return for a calendar quarter was -4.87% (quarter ended September 30, 2023).

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date period
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.64%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2023
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.32%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2023
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.87%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns(for the periods ended December 31, 2023)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
Pacer Industrials and Logistics ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	You can lose money on your investment in the Fund.
Pacer Industrials and Logistics ETF | Associated Risk Of Industrials And Logistics Companies Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Associated Risk of Industrials and Logistics Companies. Industrials and Logistics companies support the global supply chain. These companies may be adversely affected by a downturn in economic conditions that can result in decreased demand for shipping, ports, trade routes, and freight. Such companies may also be significantly affected by changes in fuel prices, which may be very volatile, the imposition of tariffs or trade wars, changes in labor relations or availability, labor strikes, insurance costs, commodities prices in general, international politics and conflicts, changes in transportation patterns, changes to shipping and air freight routes, weather patterns and events, including hurricane activity, road conditions, pandemic diseases, the congestion, blockage or shutdown of key routes, ports, and canals, commodity prices, taxes, tariffs, trade wars, imposition of emissions standards and other environment-related rules and regulations, domestic or international politics and conflicts, including war or threat of war, computer and/or software malfunction, logistics interference, piracy, cyber attacks and terrorism. Industrials and Logistics companies may also be highly dependent on aircraft, ships, trucks, heavy machinery, technology, or related equipment from a small number of suppliers, and consequently, issues affecting the availability, reliability, safety, or longevity of such equipment may have a significant effect on the operations and profitability of such companies. In addition, regulatory changes and competition from foreign companies subject to more favorable government regulation may affect the success of these companies.
Pacer Industrials and Logistics ETF | Calculation Methodology Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Calculation Methodology Risk. The Index relies directly or indirectly on various sources of information to assess the criteria of issuers included in the Index, including information that may be based on assumptions and estimates. Neither the Fund, the Index Provider, or the Adviser can offer assurances that the Index’s calculation methodology or sources of information will provide an accurate assessment of included components or a correct valuation of securities, nor can they guarantee the availability or timeliness of the production of the Index.
Pacer Industrials and Logistics ETF | Currency Exchange Rate Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Currency Exchange Rate Risk. The Fund’s assets may include investments denominated in non-U.S. currencies, such as the euro, or in securities or other assets that provide exposure to such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.
Pacer Industrials and Logistics ETF | Equity Market Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.
Pacer Industrials and Logistics ETF | ETF Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	ETF Risks. The Fund is an ETF and, as a result of an ETF’s structure, is exposed to the following risks:
◦Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. ETF shares can only be redeemed in creation units by APs. Individual shareholders may only purchase and sell ETF shares on a secondary market.
◦Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.
◦Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs.
◦Trading. Although shares of the Fund are listed for trading on a national securities exchange, such as NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund, and this could lead to differences between the market price of the shares of the Fund and the underlying value of those shares.
Pacer Industrials and Logistics ETF | ETF Risks, Authorized Participants ("AP"), Market Makers, And Liquidity Providers Concentration Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
Pacer Industrials and Logistics ETF | ETF Risks, Cash Redemption Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. ETF shares can only be redeemed in creation units by APs. Individual shareholders may only purchase and sell ETF shares on a secondary market.
Pacer Industrials and Logistics ETF | ETF Risks, Costs Of Buying Or Selling Shares Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.
Pacer Industrials and Logistics ETF | ETF Risks, Shares Of The Fund May Trade At Prices Other Than NAV Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs.

Pacer Industrials and Logistics ETF | ETF Risks, Trading Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Trading. Although shares of the Fund are listed for trading on a national securities exchange, such as NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund, and this could lead to differences between the market price of the shares of the Fund and the underlying value of those shares.
Pacer Industrials and Logistics ETF | Foreign Securities Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments. Foreign securities held by the Fund may trade on markets that are closed when U.S. markets are open, which may lead to a difference in the value of the Fund and the underlying foreign securities.
Pacer Industrials and Logistics ETF | Geographic Concentration Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Geographic Concentration Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.
◦Risks Related to Investing in Europe. The economies and markets of European countries are often closely connected and interdependent, and events in one country in Europe can have an adverse impact on other European countries. The Fund makes investments in securities of issuers that are domiciled in, or have significant operations in, member countries of the European Union (“EU”) that are subject to economic and monetary controls that can adversely affect the Fund’s investments. The European financial markets have experienced volatility and adverse trends in recent years and these events have adversely affected the exchange rate of the euro and may continue to significantly affect other European countries. Decreasing imports or exports, changes in governmental or EU regulations on trade, changes in the exchange rate of the euro, the default or threat of default by an EU member country on its sovereign debt, and/or an economic recession in an EU member country may have a significant adverse effect on the economies of EU member countries and their trading partners, including some or all of the European countries in which the Fund invests.
◦Risks Related to Investing in Hong Kong. Investments in the securities of issuers that trade on an exchange in Hong Kong subject the Fund to risks specific to China and Hong Kong. Hong Kong may be subject to considerable degrees of economic, political and social instability. Hong Kong is a developing market and demonstrates significantly higher volatility from time to time in comparison to developed markets. Over the past 25 years, the Chinese government has undertaken reform of economic and market practices and is expanding the sphere of private ownership of property in China. However, Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information and/or political and social instability. Internal social unrest or confrontations with other neighboring countries, including military conflicts in response to such events, may also disrupt economic development in China and result in a greater risk of currency fluctuations, currency convertibility, interest rate fluctuations and higher rates of inflation. Export growth continues to be a major driver of China’s rapid economic growth. Reduction in spending on Chinese products and services, institution of tariffs or other trade barriers, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. Further, any attempt by China to tighten its control over Hong Kong’s political, economic, legal or social policies may result in an adverse effect on Hong Kong’s markets.
◦Risks Related to Investing in South Korea. Investments in South Korean issuers may subject the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to South Korea. In addition, economic and political developments of South Korea’s neighbors may have an adverse effect on the South Korean economy.
◦Risks Related to Investing in Japan. The Japanese economy may be subject to considerable degrees of economic, political and social instability, which could have a negative impact on Japanese securities. Japan’s economic growth rate has remained relatively low for an extended period of time and it may remain low in the future. In addition, Japan is subject to the risk of natural disasters, such as earthquakes, volcanoes, typhoons and tsunamis. Additionally, decreasing U.S. imports, new trade regulations, changes in the U.S. dollar exchange rates, a recession in the United States or continued increases in foreclosure rates may have an adverse impact on the economy of Japan. Japan also has few natural resources, and any fluctuation or shortage in the commodity markets could have a negative impact on Japanese securities.
Pacer Industrials and Logistics ETF | Geographic Concentration Risk, Risks Related To Investing In Europe Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Risks Related to Investing in Europe. The economies and markets of European countries are often closely connected and interdependent, and events in one country in Europe can have an adverse impact on other European countries. The Fund makes investments in securities of issuers that are domiciled in, or have significant operations in, member countries of the European Union (“EU”) that are subject to economic and monetary controls that can adversely affect the Fund’s investments. The European financial markets have experienced volatility and adverse trends in recent years and these events have adversely affected the exchange rate of the euro and may continue to significantly affect other European countries. Decreasing imports or exports, changes in governmental or EU regulations on trade, changes in the exchange rate of the euro, the default or threat of default by an EU member country on its sovereign debt, and/or an economic recession in an EU member country may have a significant adverse effect on the economies of EU member countries and their trading partners, including some or all of the European countries in which the Fund invests.
Pacer Industrials and Logistics ETF | Geographic Concentration Risk, Risks Related To Investing In Hong Kong Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Risks Related to Investing in Hong Kong. Investments in the securities of issuers that trade on an exchange in Hong Kong subject the Fund to risks specific to China and Hong Kong. Hong Kong may be subject to considerable degrees of economic, political and social instability. Hong Kong is a developing market and demonstrates significantly higher volatility from time to time in comparison to developed markets. Over the past 25 years, the Chinese government has undertaken reform of economic and market practices and is expanding the sphere of private ownership of property in China. However, Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information and/or political and social instability. Internal social unrest or confrontations with other neighboring countries, including military conflicts in response to such events, may also disrupt economic development in China and result in a greater risk of currency fluctuations, currency convertibility, interest rate fluctuations and higher rates of inflation. Export growth continues to be a major driver of China’s rapid economic growth. Reduction in spending on Chinese products and services, institution of tariffs or other trade barriers, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. Further, any attempt by China to tighten its control over Hong Kong’s political, economic, legal or social policies may result in an adverse effect on Hong Kong’s markets.
Pacer Industrials and Logistics ETF | Geographic Concentration Risk, Risks Related To Investing In Japan Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Risks Related to Investing in Japan. The Japanese economy may be subject to considerable degrees of economic, political and social instability, which could have a negative impact on Japanese securities. Japan’s economic growth rate has remained relatively low for an extended period of time and it may remain low in the future. In addition, Japan is subject to the risk of natural disasters, such as earthquakes, volcanoes, typhoons and tsunamis. Additionally, decreasing U.S. imports, new trade regulations, changes in the U.S. dollar exchange rates, a recession in the United States or continued increases in foreclosure rates may have an adverse impact on the economy of Japan. Japan also has few natural resources, and any fluctuation or shortage in the commodity markets could have a negative impact on Japanese securities.
Pacer Industrials and Logistics ETF | Geographic Concentration Risk, Risks Related To Investing In South Korea Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Risks Related to Investing in South Korea. Investments in South Korean issuers may subject the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to South Korea. In addition, economic and political developments of South Korea’s neighbors may have an adverse effect on the South Korean economy.
Pacer Industrials and Logistics ETF | International Operations Risk Member
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Risk [Text Block]	rr_RiskTextBlock	International Operations Risk. Investments in companies with significant business operations outside of the United States may involve certain risks that may not be present with investments in U.S. companies. For example, international operations may be subject to risk of loss due to foreign currency fluctuations; changes in foreign political and economic environments, regionally, nationally, and locally; challenges of complying with a wide variety of foreign laws, including corporate governance, operations, taxes, and litigation; differing lending practices; differences in cultures; changes in applicable laws and regulations in the United States that affect international operations; changes in applicable laws and regulations in foreign jurisdictions; difficulties in managing international operations; and obstacles to the repatriation of earnings and cash. These and other factors can make an investment in the Fund more volatile than other types of investments.
Pacer Industrials and Logistics ETF | Limited Operating History Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Limited Operating History. The Fund is a recently organized management investment company with limited operating history. As a result, prospective investors have a limited track record on which to base their investment decision. An investment in the Fund may therefore involve greater uncertainty than an investment in a fund with a more established record of performance.
Pacer Industrials and Logistics ETF | Market Capitalization Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Market Capitalization Risk.
◦Large-Capitalization Investing. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.
◦Mid-Capitalization Investing. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large-capitalization stocks or the stock market as a whole.
Pacer Industrials and Logistics ETF | Market Capitalization Risk, Large-Capitalization Investing Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Large-Capitalization Investing. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.
Pacer Industrials and Logistics ETF | Market Capitalization Risk, Mid-Capitalization Investing Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Mid-Capitalization Investing. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large-capitalization stocks or the stock market as a whole.
Pacer Industrials and Logistics ETF | Risk Nondiversified Status [Member]
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Risk [Text Block]	rr_RiskTextBlock	Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.
Pacer Industrials and Logistics ETF | Passive Investment Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Passive Investment Risk. The Fund is not actively managed and the Adviser would not sell a security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Index or the selling of shares of that security is otherwise required upon a reconstitution of the Index in accordance with the Index methodology. The Fund invests in securities included in the Index, regardless of their investment merits. The Fund does not take defensive positions under any market conditions, including conditions that are adverse to the performance of the Fund.
Pacer Industrials and Logistics ETF | Sector Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
◦Industrials Sector Risk. The Fund may invest in companies in the industrials sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. The industrials sector may be affected by changes in the supply of and demand for products and services, product obsolescence, claims for environmental damage or product liability and general economic conditions, among other factors.
◦Information Technology Sector Risk. The Fund may invest in companies in the information technology sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. Market or economic factors impacting information technology companies and companies that rely heavily on technological advances could have a significant effect on the value of the Fund’s investments. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.
Pacer Industrials and Logistics ETF | Sector Risk, Industrials Sector Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Industrials Sector Risk. The Fund may invest in companies in the industrials sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. The industrials sector may be affected by changes in the supply of and demand for products and services, product obsolescence, claims for environmental damage or product liability and general economic conditions, among other factors.
Pacer Industrials and Logistics ETF | Sector Risk, Information Technology Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Information Technology Sector Risk. The Fund may invest in companies in the information technology sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. Market or economic factors impacting information technology companies and companies that rely heavily on technological advances could have a significant effect on the value of the Fund’s investments. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.
Pacer Industrials and Logistics ETF | Tracking Error Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Tracking Error Risk. As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. In addition, the Fund may not be fully invested in the securities of the Index at all times or may hold securities not included in the Index.
Pacer Industrials and Logistics ETF | S&P 1200 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	S&P 1200 Index(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	23.38%
Since Inception	rr_AverageAnnualReturnSinceInception	10.11%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 08, 2022
Pacer Industrials and Logistics ETF | S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	S&P 500® Index(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	26.29%
Since Inception	rr_AverageAnnualReturnSinceInception	11.74%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 08, 2022
Pacer Industrials and Logistics ETF | Pacer Global Supply Chain Infrastructure Total Return Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	Pacer Global Supply Chain Infrastructure Total Return Index(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	22.40%
Since Inception	rr_AverageAnnualReturnSinceInception	8.84%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 08, 2022
Pacer Industrials and Logistics ETF | Pacer Industrials and Logistics ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SHPP
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[15]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.61%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 62
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	195
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	340
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 762
Annual Return 2023	rr_AnnualReturn2023	21.09%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	21.09%
Since Inception	rr_AverageAnnualReturnSinceInception	8.09%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 08, 2022
Pacer Industrials and Logistics ETF | Pacer Industrials and Logistics ETF | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	20.55%
Since Inception	rr_AverageAnnualReturnSinceInception	7.59%
Pacer Industrials and Logistics ETF | Pacer Industrials and Logistics ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	13.36%
Since Inception	rr_AverageAnnualReturnSinceInception	6.31%

[1]	Acquired Fund Fees and Expenses (“AFFE”) are the indirect costs of investing in other investment companies. Total Annual Fund Operating Expenses do not correlate to the expense ratios in the Fund’s Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund and exclude AFFE.
[2]	Effective January 31, 2023, the iBoxx USD Liquid High Yield Index has replaced the S&P U.S. High Yield Corporate Bond Index as the Fund’s primary benchmark as the iBoxx USD Liquid High Yield Index is more closely aligned with the Fund’s principal investment strategies and portfolio holdings.
[3]	Acquired Fund Fees and Expenses (“AFFE”) are the indirect costs of investing in other investment companies. Total Annual Fund Operating Expenses do not correlate to the expense ratios in the Fund’s Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund and exclude AFFE.
[4]	Acquired Fund Fees and Expenses (“AFFE”) are the indirect costs of investing in other investment companies. Total Annual Fund Operating Expenses do not correlate to the expense ratios in the Fund’s Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund and exclude AFFE.
[5]	Estimated for the current fiscal year.
[6]	Estimated for the current fiscal year.
[7]	Estimated for the current fiscal year.
[8]	Estimated for the current fiscal year.
[9]	Effective November 1, 2022, the Fund’s investment objective changed to track the performance, before fees and expenses, of the Solactive GPR Industrial Real Estate Index. Prior to November 1, 2022, the Fund’s investment objective was to track the price and total return performance, before fees and expenses, of the Kelly Industrial Real Estate Index. Performance shown for periods prior to November 1, 2022, is that of the Kelly Industrial Real Estate Index.
[10]	Total Annual Fund Operating Expenses do not correlate to the Expenses to Average Net Assets After Advisory Fees (Waived) in the Financial Highlights, because the Advisory Fee waiver reflected in the Financial Highlights expires on October 31, 2024.
[11]	Effective November 1, 2022, the Fund’s investment objective changed to track the performance, before fees and expenses, of the Solactive GPR Data & Infrastructure Real Estate Index. Prior to November 1, 2022, the Fund’s investment objective was to track the price and total return performance, before fees and expenses, of the Kelly Data Center & Tech Infrastructure Index. Performance shown for periods prior to November 1, 2022, is that of the Kelly Data Center & Tech Infrastructure Index.
[12]	Total Annual Fund Operating Expenses do not correlate to the Expenses to Average Net Assets After Advisory Fees (Waived) in the Financial Highlights, because the Advisory Fee waiver reflected in the Financial Highlights expires on October 31, 2024.
[13]	Estimated for the current fiscal year.
[14]	Estimated for the current fiscal year.
[15]	Acquired Fund Fees and Expenses (“AFFE”) are the indirect costs of investing in other investment companies. Total Annual Fund Operating Expenses do not correlate to the expense ratios in the Fund’s Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund and exclude AFFE.